UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4008

Fidelity Investment Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Overseas Fund

January 31, 2018

OVE-QTLY-0318
1.813070.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 1.8%
Adelaide Brighton Ltd.	6,521,608	$34,105,675
Amcor Ltd.	5,054,190	59,298,021
Aub Group Ltd.	3,026,901	31,586,045
Life Healthcare Group Ltd.	1,672,012	3,516,472
Pact Group Holdings Ltd.	5,727,372	24,460,117

TOTAL AUSTRALIA		152,966,330

Austria - 0.3%
Andritz AG	495,244	29,710,527
Bailiwick of Jersey - 1.6%
Sanne Group PLC	3,109,054	32,710,632
Wolseley PLC	802,271	61,921,720
WPP PLC	2,044,639	37,028,411

TOTAL BAILIWICK OF JERSEY		131,660,763

Belgium - 1.0%
KBC Groep NV	922,978	88,694,466
Bermuda - 1.7%
Credicorp Ltd. (United States)	177,600	41,137,488
Hiscox Ltd.	2,333,600	46,850,938
IHS Markit Ltd. (a)	1,204,500	57,490,785

TOTAL BERMUDA		145,479,211

Canada - 0.6%
Constellation Software, Inc.	79,700	51,520,542
Cayman Islands - 0.3%
ZTO Express (Cayman), Inc. sponsored ADR (a)	1,617,221	25,568,264
Denmark - 0.9%
DSV de Sammensluttede Vognmaend A/S	637,400	52,421,086
NNIT A/S (b)	683,675	20,985,270

TOTAL DENMARK		73,406,356

France - 9.1%
ALTEN	370,035	37,488,423
Amundi SA (b)	712,306	67,211,627
BNP Paribas SA	1,007,900	83,340,459
Capgemini SA	540,633	71,787,289
Compagnie de St. Gobain	1,046,218	60,809,499
Edenred SA	1,585,900	51,213,017
Elis SA	1,630,314	45,542,618
Maisons du Monde SA (b)	994,900	42,738,546
Publicis Groupe SA	473,666	32,733,883
Sanofi SA	969,335	85,545,392
Sodexo SA (c)	374,354	48,034,931
SR Teleperformance SA	298,200	45,205,108
Total SA	1,746,360	101,253,836

TOTAL FRANCE		772,904,628

Germany - 7.6%
adidas AG	308,018	71,627,219
Axel Springer Verlag AG	774,542	68,035,508
Bayer AG	896,586	117,486,264
Deutsche Post AG	2,032,416	96,063,785
Fresenius Medical Care AG & Co. KGaA	509,636	58,741,639
Fresenius SE & Co. KGaA	920,996	80,591,243
Hannover Reuck SE	322,200	44,043,018
SAP SE	944,988	106,916,460

TOTAL GERMANY		643,505,136

Hong Kong - 1.1%
AIA Group Ltd.	10,804,200	92,536,596
India - 0.8%
Axis Bank Ltd.	3,179,737	29,696,222
Housing Development Finance Corp. Ltd.	1,047,165	32,230,473
PC Jeweller Ltd.	356,695	2,723,756

TOTAL INDIA		64,650,451

Indonesia - 0.6%
PT Bank Rakyat Indonesia Tbk	176,147,300	48,679,464
Ireland - 4.3%
CRH PLC	1,436,700	53,366,473
DCC PLC (United Kingdom)	481,912	50,668,176
Kerry Group PLC Class A	517,048	55,046,436
Kingspan Group PLC (Ireland)	1,228,080	56,719,685
Medtronic PLC	583,700	50,133,993
Paddy Power Betfair PLC (Ireland)	448,800	52,043,193
United Drug PLC (United Kingdom)	3,726,103	43,408,613

TOTAL IRELAND		361,386,569

Israel - 0.9%
Frutarom Industries Ltd.	697,916	72,800,993
Italy - 1.7%
Banca Generali SpA	1,006,477	37,687,680
Intesa Sanpaolo SpA	18,439,036	72,449,538
Prada SpA	8,655,400	35,351,196

TOTAL ITALY		145,488,414

Japan - 18.1%
AEON Financial Service Co. Ltd.	1,574,100	39,380,922
Arc Land Sakamoto Co. Ltd.	1,045,200	18,033,011
Bridgestone Corp.	1,206,600	58,889,389
Daiichikosho Co. Ltd.	626,900	34,244,010
Daikin Industries Ltd.	577,200	69,645,399
Daito Trust Construction Co. Ltd.	231,300	40,538,568
Dentsu, Inc.	650,300	29,178,593
GMO Internet, Inc.	756,500	13,859,846
Hoya Corp.	1,415,100	72,683,808
Iriso Electronics Co. Ltd.	443,900	28,169,098
Keyence Corp.	122,180	74,665,107
KH Neochem Co. Ltd.	1,364,500	39,875,561
KOMEDA Holdings Co. Ltd.	967,400	18,588,604
Miroku Jyoho Service Co., Ltd.	873,000	26,754,461
Misumi Group, Inc.	1,390,300	42,093,243
Mitsubishi UFJ Financial Group, Inc.	9,935,700	75,127,536
Morinaga & Co. Ltd.	588,000	30,560,863
Nabtesco Corp.	1,195,200	56,830,358
Nakanishi, Inc.	794,800	43,296,168
Nitori Holdings Co. Ltd.	339,900	54,232,479
NOF Corp.	901,000	24,250,786
OBIC Co. Ltd.	534,400	41,766,179
Olympus Corp.	1,290,800	49,726,832
ORIX Corp.	5,105,400	95,632,729
Otsuka Corp.	496,500	41,799,390
Outsourcing, Inc. (c)	2,389,500	45,273,936
PALTAC Corp.	162,200	7,201,189
Recruit Holdings Co. Ltd.	2,238,900	54,675,848
S Foods, Inc.	587,400	25,625,311
SMC Corp.	129,600	63,871,267
Software Service, Inc.	108,400	8,167,485
Sundrug Co. Ltd.	813,100	34,993,606
The Suruga Bank Ltd.	1,817,100	36,840,215
Tsubaki Nakashima Co. Ltd.	1,183,200	33,789,646
Tsuruha Holdings, Inc.	355,600	49,662,883
VT Holdings Co. Ltd.	2,189,400	12,093,557
Welcia Holdings Co. Ltd.	995,000	42,336,264

TOTAL JAPAN		1,534,354,147

Kenya - 0.3%
Safaricom Ltd.	96,932,000	28,006,797
Korea (South) - 0.3%
LG Chemical Ltd.	68,267	27,567,285
Netherlands - 4.2%
Grandvision NV (b)	1,145,500	26,666,166
IMCD Group BV	1,053,978	70,400,871
ING Groep NV (Certificaten Van Aandelen)	3,823,254	75,070,646
Koninklijke Philips Electronics NV	1,584,445	64,581,628
Unilever NV (NY Reg.)	2,037,574	117,140,129

TOTAL NETHERLANDS		353,859,440

New Zealand - 0.6%
EBOS Group Ltd.	2,276,701	30,855,014
Trade Maine Group Ltd.	7,272,187	24,116,572

TOTAL NEW ZEALAND		54,971,586

Norway - 1.3%
Schibsted ASA (A Shares)	1,321,300	42,455,605
Statoil ASA	2,863,659	67,099,314

TOTAL NORWAY		109,554,919

Panama - 0.4%
Copa Holdings SA Class A	229,000	31,677,570
Spain - 3.4%
Amadeus IT Holding SA Class A	1,271,430	98,627,424
CaixaBank SA	10,659,516	57,498,756
Grifols SA ADR	2,696,400	67,005,540
Masmovil Ibercom SA (a)	112,690	14,186,901
Prosegur Cash SA (b)	15,918,514	54,942,894

TOTAL SPAIN		292,261,515

Sweden - 4.1%
Addlife AB	838,800	19,373,545
Alfa Laval AB	1,510,150	39,613,194
Essity AB Class B	1,844,564	55,243,988
HEXPOL AB (B Shares)	3,896,262	41,806,235
Indutrade AB	1,518,123	46,815,808
Nordea Bank AB	6,357,267	78,450,316
Svenska Cellulosa AB (SCA) (B Shares)	1,549,264	16,031,547
Swedbank AB (A Shares)	2,045,523	52,280,909

TOTAL SWEDEN		349,615,542

Switzerland - 5.8%
Credit Suisse Group AG	3,959,540	76,581,574
Julius Baer Group Ltd.	967,369	66,454,644
Kaba Holding AG (B Shares) (Reg.)	4,839	4,452,972
Nestle SA (Reg. S)	849,372	73,370,424
Roche Holding AG (participation certificate)	538,954	133,161,679
Sika AG	6,022	52,180,962
UBS Group AG	4,215,527	85,601,354

TOTAL SWITZERLAND		491,803,609

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,947,000	43,182,967
United Microelectronics Corp.	72,931,000	35,552,375

TOTAL TAIWAN		78,735,342

United Kingdom - 20.6%
Admiral Group PLC	1,792,300	47,027,851
Aon PLC	267,200	37,987,824
Ascential PLC	8,395,749	43,319,839
Booker Group PLC	12,450,028	40,056,472
British American Tobacco PLC (United Kingdom)	1,756,160	120,027,737
Cineworld Group PLC (c)	5,564,277	40,726,762
Compass Group PLC	2,987,394	62,882,482
ConvaTec Group PLC (b)	11,753,305	33,742,995
Conviviality PLC	5,450,078	25,226,836
Cranswick PLC	613,080	25,574,751
Dechra Pharmaceuticals PLC	676,095	23,038,884
Diploma PLC	2,156,903	35,769,752
DS Smith PLC	5,654,600	40,416,394
Essentra PLC	2,058,444	14,949,517
Halma PLC	2,744,370	49,759,502
Hastings Group Holdings PLC (b)	8,003,070	33,430,414
Hilton Food Group PLC	2,121,073	25,598,647
Intertek Group PLC	814,745	58,118,420
James Fisher and Sons PLC	998,158	21,400,243
John Wood Group PLC	4,526,892	41,637,394
London Stock Exchange Group PLC	1,017,430	56,729,363
Melrose Industries PLC	18,343,163	58,964,839
Micro Focus International PLC	1,617,601	49,380,142
Next PLC	233,800	16,903,451
Prudential PLC	3,825,045	103,544,288
Reckitt Benckiser Group PLC	970,324	93,704,297
Rio Tinto PLC	1,410,454	78,510,141
Rolls-Royce Holdings PLC	3,101,692	38,487,583
Rotork PLC	8,370,206	35,118,511
Schroders PLC	990,982	52,342,103
Sinclair Pharma PLC (a)	10,357,585	3,360,371
Spectris PLC	1,418,144	52,533,565
St. James's Place Capital PLC	3,782,363	63,827,063
Standard Life PLC	10,150,363	61,323,030
The Weir Group PLC	1,764,300	55,336,364
Ultra Electronics Holdings PLC	1,435,594	31,104,887
Victrex PLC	1,273,988	46,162,410
Volution Group PLC	9,200,367	28,608,279

TOTAL UNITED KINGDOM		1,746,633,403

United States of America - 3.4%
Alphabet, Inc. Class C (a)	41,593	48,661,314
Moody's Corp.	280,100	45,317,379
S&P Global, Inc.	443,800	80,372,180
Sherwin-Williams Co.	109,000	45,464,990
Total System Services, Inc.	378,500	33,633,510
Worldpay, Inc. (a)	486,400	39,062,784

TOTAL UNITED STATES OF AMERICA		292,512,157

TOTAL COMMON STOCKS
(Cost $6,211,867,383)		8,292,512,022

Nonconvertible Preferred Stocks - 0.9%
Germany - 0.9%
Henkel AG & Co. KGaA
(Cost $52,018,637)	519,744	72,659,447

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 1.39% (d)	98,631,129	98,650,856
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	79,014,136	79,022,037
TOTAL MONEY MARKET FUNDS
(Cost $177,673,606)		177,672,893
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $6,441,559,626)		8,542,844,362
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(57,736,822)
NET ASSETS - 100%		$8,485,107,540

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $279,717,912 or 3.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$345,924
Fidelity Securities Lending Cash Central Fund	435,062
Total	$780,986

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$905,416,616	$603,193,490	$302,223,126	$--
Consumer Staples	886,828,091	416,546,706	470,281,385	--
Energy	231,390,787	63,037,637	168,353,150	--
Financials	2,124,618,636	1,426,037,788	698,580,848	--
Health Care	1,009,402,835	376,011,940	633,390,895	--
Industrials	1,508,414,753	1,103,747,473	404,667,280	--
Information Technology	945,120,378	532,454,495	412,665,883	--
Materials	671,247,107	475,244,146	196,002,961	--
Real Estate	40,538,568	--	40,538,568	--
Telecommunication Services	42,193,698	42,193,698	--	--
Money Market Funds	177,672,893	177,672,893	--	--
Total Investments in Securities:	$8,542,844,362	$5,216,140,266	$3,326,704,096	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Europe Fund

January 31, 2018

EUR-QTLY-0318
1.813067.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Bermuda - 3.6%
Vostok Emerging Finance Ltd. (depository receipt) (a)(b)(c)	53,590,807	$14,622,043
Vostok New Ventures Ltd. (depositary receipt) (a)(b)	3,850,361	34,008,696

TOTAL BERMUDA		48,630,739

Canada - 1.0%
Lundin Mining Corp. (Sweden)	1,883,900	13,316,569
Denmark - 2.0%
A.P. Moller - Maersk A/S Series B	15,055	26,872,717
France - 5.5%
Capgemini SA	225,600	29,956,019
Thales SA	29,500	3,309,501
The Vicat Group	158,300	13,040,254
Wendel SA	149,700	27,897,591

TOTAL FRANCE		74,203,365

Germany - 12.2%
Bertrandt AG	126,900	16,275,193
Fresenius Medical Care AG & Co. KGaA	179,000	20,631,889
Fresenius SE & Co. KGaA	82,300	7,201,616
Hannover Reuck SE	118,500	16,198,317
JOST Werke AG (a)(d)	102,100	5,152,886
LEG Immobilien AG	252,828	28,508,271
MTU Aero Engines Holdings AG	143,000	25,619,260
SAP SE	381,437	43,155,991
WashTec AG	29,300	2,535,506

TOTAL GERMANY		165,278,929

Hungary - 0.6%
OTP Bank PLC	171,900	7,969,475
Ireland - 6.1%
DCC PLC (United Kingdom)	154,100	16,202,057
Paddy Power Betfair PLC (Ireland)	253,900	29,442,439
Ryanair Holdings PLC sponsored ADR (a)	164,767	20,218,559
United Drug PLC (United Kingdom)	1,420,241	16,545,622

TOTAL IRELAND		82,408,677

Italy - 5.9%
Banca Generali SpA	379,600	14,214,178
Buzzi Unicem SpA	490,500	14,402,383
Prada SpA	5,541,700	22,633,930
UniCredit SpA	1,314,200	28,955,172
UniCredit SpA rights 2/21/18 (a)	1,314,200	6,517

TOTAL ITALY		80,212,180

Luxembourg - 1.4%
B&M European Value Retail S.A.	3,334,636	19,691,546
Malta - 1.0%
Kambi Group PLC (a)	1,055,109	14,112,931
Netherlands - 5.0%
Intertrust NV (d)	2,058,425	37,695,654
Unilever NV (Certificaten Van Aandelen) (Bearer)	528,100	30,483,061

TOTAL NETHERLANDS		68,178,715

Norway - 3.3%
Schibsted ASA (A Shares)	1,405,250	45,153,060
Spain - 5.6%
Aedas Homes SAU (d)	52,983	2,065,525
Amadeus IT Holding SA Class A	296,800	23,023,383
Grifols SA	499,300	16,061,762
Prosegur Cash SA (d)	7,417,400	25,601,223
Prosegur Compania de Seguridad SA (Reg.)	1,207,900	10,047,777

TOTAL SPAIN		76,799,670

Sweden - 17.6%
Arjo AB (a)	8,828,784	28,906,792
Dometic Group AB (d)	2,037,928	22,034,730
Essity AB Class B	798,700	23,920,760
Getinge AB (B Shares)	2,608,684	35,720,885
Indutrade AB	1,034,700	31,908,032
Investor AB (B Shares)	670,971	32,791,144
Nobia AB	637,800	5,151,838
Securitas AB (B Shares)	2,781,200	51,477,561
Svenska Cellulosa AB (SCA) (B Shares)	705,400	7,299,371

TOTAL SWEDEN		239,211,113

Switzerland - 2.8%
EDAG Engineering Group AG	297,000	6,047,342
Swatch Group AG (Bearer)	69,820	31,993,801

TOTAL SWITZERLAND		38,041,143

United Kingdom - 19.4%
British American Tobacco PLC (United Kingdom)	394,200	26,942,268
Dechra Pharmaceuticals PLC	881,600	30,041,754
Diploma PLC	975,900	16,184,177
International Personal Finance PLC	4,931,872	13,892,997
Micro Focus International PLC	608,458	18,574,260
NCC Group Ltd. (b)	12,327,961	35,182,749
Prudential PLC	1,636,678	44,305,010
Rolls-Royce Holdings PLC	2,252,300	27,947,837
Standard Chartered PLC (United Kingdom) (a)	2,594,366	30,190,872
Standard Life PLC	2,370,514	14,321,370
The Weir Group PLC	213,200	6,686,909

TOTAL UNITED KINGDOM		264,270,203

United States of America - 3.5%
Autoliv, Inc. (depositary receipt)	318,300	47,947,575
TOTAL COMMON STOCKS
(Cost $1,040,567,660)		1,312,298,607

Nonconvertible Preferred Stocks - 2.7%
Italy - 1.1%
Buzzi Unicem SpA (Risparmio Shares)	889,200	14,970,054
Spain - 1.6%
Grifols SA Class B	850,250	21,088,959
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $23,543,530)		36,059,013

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.39% (e)	18,160,146	18,163,778
Fidelity Securities Lending Cash Central Fund 1.40% (e)(f)	2,561,016	2,561,272
TOTAL MONEY MARKET FUNDS
(Cost $20,725,050)		20,725,050
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,084,836,240)		1,369,082,670
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(9,144,108)
NET ASSETS - 100%		$1,359,938,562

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $92,550,018 or 6.8% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,332
Fidelity Securities Lending Cash Central Fund	64,393
Total	$99,725

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Vostok Emerging Finance Ltd. (depository receipt)	$11,714,677	$--	$--	$--	$--	$2,907,366	$14,622,043
Total	$11,714,677	$--	$--	$--	$--	$2,907,366	$14,622,043

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$249,362,078	$249,362,078	$--	$--
Consumer Staples	81,346,089	23,920,760	57,425,329	--
Financials	304,974,605	260,663,078	44,311,527	--
Health Care	176,199,279	134,478,431	41,720,848	--
Industrials	292,980,740	265,032,903	27,947,837	--
Information Technology	149,892,402	106,736,411	43,155,991	--
Materials	63,028,631	63,028,631	--	--
Real Estate	30,573,796	30,573,796	--	--
Money Market Funds	20,725,050	20,725,050	--	--
Total Investments in Securities:	$1,369,082,670	$1,154,521,138	$214,561,532	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Pacific Basin Fund

January 31, 2018

PAF-QTLY-0318
1.813019.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 15.3%
1-Page Ltd. (a)(b)	872,167	$115,961
Amcor Ltd.	920,628	10,801,220
Arena (REIT) unit	3,868,965	7,139,331
Aristocrat Leisure Ltd.	385,270	7,419,769
Australia & New Zealand Banking Group Ltd.	555,948	12,803,351
Blue Sky Alternative Investments Ltd.	1,304,870	14,594,324
BWX Ltd. (c)	1,786,658	10,869,652
Commonwealth Bank of Australia	320,420	20,363,795
CSL Ltd.	103,723	12,237,783
Hansen Technologies Ltd.	2,550,516	7,809,782
HUB24 Ltd. (a)	1,203,719	10,368,838
Magellan Financial Group Ltd.	324,996	7,214,843
Netwealth Group Ltd.	862,037	4,306,702
NIB Holdings Ltd.	2,170,263	11,734,434
realestate.com.au Ltd.	149,995	8,901,779
SpeedCast International Ltd.	1,171,597	5,154,638
Sydney Airport unit	791,380	4,342,696
Technology One Ltd.	1,127,367	4,469,487
Woodside Petroleum Ltd.	347,268	9,267,922

TOTAL AUSTRALIA		169,916,307

Bermuda - 1.5%
Cheung Kong Infrastructure Holdings Ltd.	1,211,000	10,782,299
Hongkong Land Holdings Ltd.	875,100	6,300,720

TOTAL BERMUDA		17,083,019

Cayman Islands - 6.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	187,900	38,386,091
China High Precision Automation Group Ltd. (a)(b)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (a)(b)	2,572,200	3
International Housewares Retail Co. Ltd.	17,370,700	3,308,641
NetEase, Inc. ADR	27,800	8,900,448
Silergy Corp.	243,000	5,179,869
SITC International Holdings Co. Ltd.	6,779,000	7,799,275
Tencent Holdings Ltd.	195,900	11,575,231

TOTAL CAYMAN ISLANDS		75,149,560

China - 10.3%
Gree Electric Appliances, Inc. of Zhuhai Class A	1,470,794	13,082,976
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,647,016	10,449,679
Industrial & Commercial Bank of China Ltd. (H Shares)	13,110,000	12,401,680
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	883,894	10,638,268
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	474,054	9,795,719
Kweichow Moutai Co. Ltd. (A Shares)	179,250	21,791,724
Shanghai International Airport Co. Ltd. (A Shares)	1,210,013	9,021,993
Shenzhen Expressway Co. (H Shares)	4,216,000	4,430,151
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,889,600	6,853,736
Weifu High-Technology Co. Ltd. (B Shares)	237,213	529,758
Yunnan Baiyao Group Co. Ltd.	622,433	10,008,336
Zhengzhou Yutong Bus Co. Ltd.	1,484,223	5,173,351

TOTAL CHINA		114,177,371

Hong Kong - 3.7%
AIA Group Ltd.	2,325,600	19,918,468
CSPC Pharmaceutical Group Ltd.	3,854,000	8,552,785
Magnificent Hotel Investment Ltd. (a)	90,048,000	2,682,107
Techtronic Industries Co. Ltd.	1,485,000	9,890,319

TOTAL HONG KONG		41,043,679

India - 8.6%
Asian Paints Ltd.	288,369	5,119,049
Axis Bank Ltd.	889,398	8,306,272
Bharti Infratel Ltd.	1,673,826	9,257,922
CCL Products (India) Ltd. (a)	947,967	4,397,547
HDFC Bank Ltd.	394,066	12,904,896
Housing Development Finance Corp. Ltd.	374,884	11,538,477
Indraprastha Gas Ltd. (a)	1,850,980	8,871,949
Petronet LNG Ltd.	2,476,772	9,926,961
Power Grid Corp. of India Ltd.	3,115,253	9,498,679
Reliance Industries Ltd.	725,275	10,969,271
Vakrangee Ltd.	906,240	5,200,614

TOTAL INDIA		95,991,637

Indonesia - 2.4%
PT Bank Central Asia Tbk	9,167,900	15,561,155
PT Bank Rakyat Indonesia Tbk	41,180,500	11,380,502

TOTAL INDONESIA		26,941,657

Israel - 0.3%
Sarine Technologies Ltd.	4,391,400	3,682,375
Japan - 34.3%
Arcland Service Holdings Co. Ltd.	324,000	7,344,073
Bank of Kyoto Ltd.	144,400	8,136,018
Broadleaf Co. Ltd.	293,902	3,015,760
Chugai Pharmaceutical Co. Ltd.	117,800	6,225,990
Create SD Holdings Co. Ltd.	211,800	5,154,267
Daito Trust Construction Co. Ltd.	43,200	7,571,406
Disco Corp.	37,000	8,725,971
East Japan Railway Co.	91,000	9,083,141
Eiken Chemical Co. Ltd.	112,500	4,991,511
Hoya Corp.	237,800	12,214,126
Kao Corp.	172,800	12,007,645
Keyence Corp.	28,000	17,111,008
KH Neochem Co. Ltd.	207,100	6,052,201
Misumi Group, Inc.	268,500	8,129,206
Morinaga & Co. Ltd.	132,800	6,902,181
Nakanishi, Inc.	143,500	7,817,061
Nidec Corp.	70,700	11,378,727
Nifco, Inc.	137,000	9,612,076
Nihon M&A Center, Inc.	92,400	5,513,413
Nihon Parkerizing Co. Ltd.	223,200	3,879,419
Nissan Chemical Industries Co. Ltd.	309,600	12,658,687
Nitori Holdings Co. Ltd.	88,200	14,072,682
Olympus Corp.	151,600	5,840,245
Open House Co. Ltd.	184,900	10,869,968
ORIX Corp.	985,700	18,463,819
PALTAC Corp.	95,500	4,239,911
Panasonic Corp.	729,900	10,836,973
Paramount Bed Holdings Co. Ltd.	12,300	648,325
PeptiDream, Inc. (a)(c)	102,000	4,191,595
Pilot Corp.	147,600	7,335,204
ProNexus, Inc.	276,400	3,729,711
Renesas Electronics Corp. (a)	552,400	6,509,605
Santen Pharmaceutical Co. Ltd.	391,000	6,348,865
SK Kaken Co. Ltd.	40,000	4,569,312
SMC Corp.	27,400	13,503,647
SMS Co., Ltd.	210,300	7,474,026
SoftBank Corp.	234,500	19,484,116
Sosei Group Corp. (a)	21,600	2,318,329
Start Today Co. Ltd.	320,500	9,469,915
Subaru Corp.	375,000	12,490,688
Sundrug Co. Ltd.	144,600	6,223,190
The Suruga Bank Ltd.	427,500	8,667,213
Toto Ltd.	266,200	15,284,234
Tsuruha Holdings, Inc.	65,900	9,203,555
Welcia Holdings Co. Ltd.	135,200	5,752,626

TOTAL JAPAN		381,051,641

Korea (South) - 1.3%
Coway Co. Ltd.	76,558	6,812,821
Loen Entertainment, Inc.	78,154	8,050,674

TOTAL KOREA (SOUTH)		14,863,495

Multi-National - 0.7%
HKT Trust/HKT Ltd. unit	6,329,000	7,888,343
New Zealand - 1.2%
EBOS Group Ltd.	408,279	5,533,205
Ryman Healthcare Group Ltd.	925,540	7,468,740

TOTAL NEW ZEALAND		13,001,945

Philippines - 0.9%
Ayala Land, Inc.	7,564,600	6,515,495
D&L Industries, Inc.	13,974,600	3,313,102

TOTAL PHILIPPINES		9,828,597

Singapore - 0.5%
Wing Tai Holdings Ltd.	2,781,500	5,131,293
South Africa - 3.6%
Naspers Ltd. Class N	141,900	40,516,948
Taiwan - 4.9%
Nien Made Enterprise Co. Ltd.	499,000	5,130,314
Taiwan Semiconductor Manufacturing Co. Ltd.	3,950,000	34,480,032
United Microelectronics Corp.	16,252,000	7,922,519
Voltronic Power Technology Corp.	380,703	6,745,265

TOTAL TAIWAN		54,278,130

Thailand - 1.0%
Bangkok Bank PCL (For. Reg.)	882,400	6,254,559
Thai Beverage PCL	6,086,700	4,268,764

TOTAL THAILAND		10,523,323

United States of America - 0.8%
GI Dynamics, Inc. CDI (a)	5,561,290	103,070
ResMed, Inc. CDI	923,110	9,275,710

TOTAL UNITED STATES OF AMERICA		9,378,780

TOTAL COMMON STOCKS
(Cost $747,746,446)		1,090,448,100

Nonconvertible Preferred Stocks - 0.9%
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.
(Cost $9,351,760)	5,267	10,383,394

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.39% (d)	12,441,332	12,443,821
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	3,946,099	3,946,494
TOTAL MONEY MARKET FUNDS
(Cost $16,390,312)		16,390,315
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $773,488,518)		1,117,221,809
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(5,522,866)
NET ASSETS - 100%		$1,111,698,943

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,725
Fidelity Securities Lending Cash Central Fund	33,843
Total	$91,568

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$165,490,645	$97,424,327	$68,066,318	$--
Consumer Staples	96,366,870	51,123,406	45,243,464	--
Energy	30,164,154	30,164,154	--	--
Financials	214,919,346	166,747,400	48,171,946	--
Health Care	121,267,680	70,671,633	50,596,047	--
Industrials	115,152,389	41,195,106	73,957,283	--
Information Technology	196,611,258	99,681,143	96,814,152	115,963
Materials	46,392,993	19,233,371	27,159,619	3
Real Estate	43,528,213	25,086,839	18,441,374	--
Telecommunication Services	41,785,019	22,300,903	19,484,116	--
Utilities	29,152,927	29,152,927	--	--
Money Market Funds	16,390,315	16,390,315	--	--
Total Investments in Securities:	$1,117,221,809	$669,171,524	$447,934,319	$115,966

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Discovery Fund

January 31, 2018

IGI-QTLY-0318
1.813016.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
Australia - 1.9%
Australia & New Zealand Banking Group Ltd.	2,463,866	$56,742
Bapcor Ltd. (a)	8,453,739	39,782
Blue Sky Alternative Investments Ltd.	230,547	2,579
BWX Ltd.	2,165,223	13,173
Magellan Financial Group Ltd.	1,204,177	26,732
National Storage (REIT) unit	1,896,863	2,293
Ramsay Health Care Ltd.	573,364	31,579
Rio Tinto Ltd.	180,677	11,189
Spark Infrastructure Group unit	17,900,781	33,320

TOTAL AUSTRALIA		217,389

Austria - 1.4%
Erste Group Bank AG	1,709,100	86,002
Wienerberger AG	2,602,300	70,950

TOTAL AUSTRIA		156,952

Bailiwick of Jersey - 1.2%
Glencore Xstrata PLC	24,302,096	139,298
Belgium - 1.8%
Anheuser-Busch InBev SA NV	408,827	46,304
KBC Groep NV	1,348,881	129,622
Telenet Group Holding NV (b)	454,900	34,988

TOTAL BELGIUM		210,914

Bermuda - 0.6%
Hiscox Ltd.	2,368,300	47,548
VimpelCom Ltd. sponsored ADR	7,151,000	27,174

TOTAL BERMUDA		74,722

British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S) (b)	1,252,762	41,091
Canada - 2.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	700,800	36,664
Cenovus Energy, Inc.	3,289,900	31,374
Constellation Software, Inc.	73,400	47,448
First Quantum Minerals Ltd.	1,344,500	20,047
PrairieSky Royalty Ltd. (a)	2,367,173	58,621
Suncor Energy, Inc.	1,432,000	51,878

TOTAL CANADA		246,032

Cayman Islands - 1.6%
Alibaba Group Holding Ltd. sponsored ADR (b)	440,300	89,949
ASM Pacific Technology Ltd.	2,325,500	31,749
China Literature Ltd. (b)(c)	3,286,200	34,048
New Oriental Education & Technology Group, Inc. sponsored ADR	255,900	23,566
Zai Lab Ltd. ADR (a)	390,100	10,517

TOTAL CAYMAN ISLANDS		189,829

China - 1.2%
Kweichow Moutai Co. Ltd. (A Shares)	474,382	57,671
Qingdao Port International Co. Ltd. (c)	11,154,000	8,213
Shanghai International Airport Co. Ltd. (A Shares)	5,665,100	42,240
Wuliangye Yibin Co. Ltd. Class A	2,541,300	34,098

TOTAL CHINA		142,222

Denmark - 0.6%
Novo Nordisk A/S Series B	933,745	51,821
Novozymes A/S Series B	393,200	21,810

TOTAL DENMARK		73,631

Finland - 0.5%
Sampo Oyj (A Shares)	898,600	52,179
France - 9.7%
Accor SA	845,000	48,102
ALTEN	336,259	34,067
Altran Technologies SA (a)	1,492,300	27,773
Amundi SA (c)	548,258	51,732
Atos Origin SA	244,234	38,510
AXA SA	1,235,900	40,646
BNP Paribas SA	931,000	76,982
Capgemini SA	479,400	63,657
Cegedim SA (b)	536,862	27,528
Elis SA	1,199,800	33,516
Kaufman & Broad SA	454,247	23,709
Maisons du Monde SA (c)	1,122,200	48,207
Rexel SA	2,133,600	38,463
Sartorius Stedim Biotech	306,000	26,518
SMCP S.A.S. (c)	644,668	15,729
Societe Generale Series A	2,187,400	127,126
Sodexo SA	38,786	4,977
Thales SA	308,200	34,576
Total SA	3,838,609	222,566
VINCI SA	1,288,100	139,216

TOTAL FRANCE		1,123,600

Germany - 8.2%
adidas AG	355,225	82,605
Aumann AG (c)	133,851	11,068
Bayer AG	846,700	110,949
CANCOM AG	351,600	33,198
Deutsche Borse AG	164,581	21,151
Deutsche Post AG	2,197,126	103,849
Fresenius SE & Co. KGaA	887,300	77,643
Henkel AG & Co. KGaA	322,700	40,385
JOST Werke AG (b)(c)	220,400	11,123
Linde AG (b)	281,800	68,784
MTU Aero Engines Holdings AG	375,600	67,291
Muenchener Rueckversicherungs AG	122,700	28,876
Nexus AG	604,505	20,189
Rational AG	36,705	25,793
Rheinmetall AG	303,400	42,905
SAP SE	1,483,716	167,868
WashTec AG	24,800	2,146
Wirecard AG	222,600	27,720

TOTAL GERMANY		943,543

Hong Kong - 1.3%
AIA Group Ltd.	9,132,600	78,220
Techtronic Industries Co. Ltd.	10,087,500	67,184

TOTAL HONG KONG		145,404

India - 3.2%
Avenue Supermarts Ltd. (c)	595,148	11,046
Bharti Infratel Ltd.	3,348,609	18,521
HDFC Bank Ltd.	1,034,409	33,875
HDFC Bank Ltd. sponsored ADR	685,284	74,415
Housing Development Finance Corp. Ltd.	3,624,723	111,565
Kajaria Ceramics Ltd.	2,444,763	24,296
Kotak Mahindra Bank Ltd. (b)	1,211,049	21,130
Petronet LNG Ltd.	6,098,248	24,442
PNB Housing Finance Ltd. (c)	838,105	17,104
PVR Ltd. (b)	442,801	10,176
Sunteck Realty Ltd. (b)	3,638,783	24,179

TOTAL INDIA		370,749

Indonesia - 0.6%
PT Bank Central Asia Tbk	16,688,600	28,326
PT Bank Rakyat Indonesia Tbk	157,644,400	43,566

TOTAL INDONESIA		71,892

Ireland - 3.6%
Cairn Homes PLC (b)	20,227,370	47,715
CRH PLC	2,146,712	79,725
Dalata Hotel Group PLC (b)	3,840,600	27,895
DCC PLC (United Kingdom)	354,600	37,283
Glenveagh Properties PLC (c)	13,703,776	20,655
Green REIT PLC	9,492,200	18,762
James Hardie Industries PLC CDI	2,428,449	42,679
Kerry Group PLC Class A	563,400	59,981
Ryanair Holdings PLC sponsored ADR (b)	343,566	42,159
United Drug PLC (United Kingdom)	3,077,946	35,858

TOTAL IRELAND		412,712

Israel - 0.6%
Frutarom Industries Ltd.	683,200	71,266
Italy - 1.0%
De Longhi SpA	734,500	24,713
Intesa Sanpaolo SpA	23,938,500	94,058

TOTAL ITALY		118,771

Japan - 15.4%
AEON Financial Service Co. Ltd.	1,582,700	39,596
Daito Trust Construction Co. Ltd.	165,100	28,936
Hoya Corp.	1,555,500	79,895
Investors Cloud Co. Ltd. (a)	2,210,500	34,420
Keyence Corp.	135,920	83,062
Komatsu Ltd.	1,519,700	59,728
Minebea Mitsumi, Inc.	1,759,400	40,043
Misumi Group, Inc.	1,138,800	34,479
Mitsubishi UFJ Financial Group, Inc.	12,984,700	98,182
Monex Group, Inc.	10,069,949	37,441
Morinaga & Co. Ltd.	578,200	30,052
Nidec Corp.	348,400	56,073
Nintendo Co. Ltd.	105,600	47,828
Nitori Holdings Co. Ltd.	483,700	77,176
Olympus Corp.	510,200	19,655
ORIX Corp.	8,287,000	155,229
Panasonic Corp.	6,099,600	90,562
Recruit Holdings Co. Ltd.	951,600	23,239
Relo Holdings Corp.	2,544,100	75,552
Renesas Electronics Corp. (b)	3,504,300	41,295
SMC Corp.	223,000	109,902
SMS Co., Ltd.	1,148,500	40,817
SoftBank Corp.	804,900	66,877
Sony Corp.	2,359,300	113,155
Start Today Co. Ltd.	1,766,900	52,207
Sundrug Co. Ltd.	841,000	36,194
Taiheiyo Cement Corp.	923,000	39,171
Toto Ltd.	61,000	3,502
Tsuruha Holdings, Inc.	462,300	64,565
VT Holdings Co. Ltd.	3,872,500	21,390
Welcia Holdings Co. Ltd.	1,643,400	69,925

TOTAL JAPAN		1,770,148

Korea (South) - 0.4%
Hyundai Fire & Marine Insurance Co. Ltd.	331,774	14,374
KB Financial Group, Inc.	437,375	27,456

TOTAL KOREA (SOUTH)		41,830

Luxembourg - 0.4%
Eurofins Scientific SA	67,226	43,819
Marshall Islands - 0.0%
Hoegh LNG Partners LP	5,006	92
Netherlands - 5.1%
ASML Holding NV (Netherlands)	461,200	93,503
Basic-Fit NV (b)(c)	579,100	15,746
IMCD Group BV	912,145	60,927
ING Groep NV (Certificaten Van Aandelen)	4,737,900	93,030
Intertrust NV (b)(c)	430,076	7,876
Koninklijke Philips Electronics NV	2,533,126	103,250
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,973,432	171,633
Van Lanschot NV (Bearer)	223,700	7,596
Yandex NV Series A (b)	827,700	32,057

TOTAL NETHERLANDS		585,618

New Zealand - 1.1%
EBOS Group Ltd.	3,154,998	42,758
Fisher & Paykel Healthcare Corp.	3,647,262	35,883
Ryman Healthcare Group Ltd.	6,178,540	49,858

TOTAL NEW ZEALAND		128,499

Norway - 1.7%
Statoil ASA	8,268,488	193,742
Philippines - 0.3%
SM Investments Corp.	1,908,365	38,074
Russia - 0.5%
Sberbank of Russia sponsored ADR	2,946,300	59,368
South Africa - 1.3%
FirstRand Ltd.	5,195,100	29,163
Naspers Ltd. Class N	218,900	62,503
PSG Group Ltd.	1,692,700	31,721
Remgro Ltd.	1,462,500	29,167

TOTAL SOUTH AFRICA		152,554

Spain - 5.5%
Aedas Homes SAU (c)	406,831	15,860
Amadeus IT Holding SA Class A	779,100	60,436
CaixaBank SA	30,891,133	166,631
Grifols SA ADR	2,595,508	64,498
Hispania Activos Inmobiliarios SA	1,303,299	27,265
Inditex SA	1,288,489	46,107
Masmovil Ibercom SA (b)	476,336	59,967
Mediaset Espana Comunicacion SA	2,378,700	26,898
Neinor Homes SLU (c)	2,179,800	50,067
Prosegur Cash SA (c)	19,200,100	66,269
Zardoya Otis SA	4,137,673	47,262

TOTAL SPAIN		631,260

Sweden - 2.5%
ASSA ABLOY AB (B Shares)	3,275,800	72,613
Essity AB Class B	2,632,400	78,839
HEXPOL AB (B Shares)	1,872,700	20,094
Indutrade AB	1,297,100	40,000
Saab AB (B Shares)	650,800	31,178
Svenska Cellulosa AB (SCA) (B Shares)	3,980,600	41,191

TOTAL SWEDEN		283,915

Switzerland - 6.9%
ABB Ltd. (Reg.)	2,190,810	61,064
Credit Suisse Group AG	6,405,258	123,884
Forbo Holding AG (Reg.)	20,130	34,042
Julius Baer Group Ltd.	839,450	57,667
Kaba Holding AG (B Shares) (Reg.)	41,400	38,097
Lonza Group AG	261,669	72,787
Partners Group Holding AG	74,446	57,869
Roche Holding AG (participation certificate)	672,676	166,201
Schindler Holding AG (participation certificate)	164,628	41,283
Swatch Group AG (Bearer)	153,450	70,316
UBS Group AG	3,530,820	71,698

TOTAL SWITZERLAND		794,908

Taiwan - 0.3%
United Microelectronics Corp.	62,100,000	30,272
United Kingdom - 12.6%
Anglo American PLC (United Kingdom)	1,384,500	33,587
Antofagasta PLC	2,495,200	32,984
AstraZeneca PLC (United Kingdom)	1,763,816	122,432
Barclays PLC	58,542	166
BCA Marketplace PLC (a)	7,762,300	20,698
BHP Billiton PLC	3,371,057	75,074
Booker Group PLC	16,961,400	54,571
British American Tobacco PLC (United Kingdom)	1,202,864	82,212
Bunzl PLC	1,981,118	57,946
Clipper Logistics PLC	2,279,000	14,302
CMC Markets PLC (c)	207,270	469
Compass Group PLC	2,327,306	48,988
Conviviality PLC	6,054,935	28,027
Countryside Properties PLC (c)	510,690	2,294
Cranswick PLC	1,368,888	57,103
Dechra Pharmaceuticals PLC	240,176	8,184
Hastings Group Holdings PLC (c)	3,657,119	15,277
Imperial Tobacco Group PLC	852,364	35,078
Indivior PLC (b)	3,950,200	22,586
John Wood Group PLC	2,221,100	20,429
LivaNova PLC (b)	696,202	59,560
London Stock Exchange Group PLC	917,336	51,148
Melrose Industries PLC	23,440,145	75,349
Micro Focus International PLC	3,070,505	93,733
Moneysupermarket.com Group PLC	5,256,022	25,269
NCC Group Ltd. (a)	9,151,300	26,117
Reckitt Benckiser Group PLC	759,119	73,308
Rex Bionics PLC (b)(d)(e)	1,297,286	32
Rio Tinto PLC	891,450	49,621
Senior Engineering Group PLC	7,132,100	27,524
Spirax-Sarco Engineering PLC	312,000	25,140
St. James's Place Capital PLC	2,345,809	39,585
Standard Chartered PLC (United Kingdom) (b)	8,814,285	102,573
The Weir Group PLC	819,500	25,703
Zpg PLC	8,384,109	40,831

TOTAL UNITED KINGDOM		1,447,900

United States of America - 0.9%
British American Tobacco PLC sponsored ADR	423,000	28,806
Freeport-McMoRan, Inc. (b)	1,821,100	35,511
Monsanto Co.	277,800	33,836

TOTAL UNITED STATES OF AMERICA		98,153

TOTAL COMMON STOCKS
(Cost $8,207,511)		11,102,348

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.3%
Cayman Islands - 0.3%
China Internet Plus Holdings Ltd. Series A-11 (b)(e)(f)	5,958,244	33,301
Nonconvertible Preferred Stocks - 0.6%
Brazil - 0.6%
Itausa-Investimentos Itau SA (PN)	16,192,900	67,343
TOTAL PREFERRED STOCKS
(Cost $75,553)		100,644
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.21% to 1.41% 2/15/18 to 4/26/18 (Cost $4,675)(g)	4,680	4,675
	Shares	Value (000s)

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 1.39% (h)	297,630,066	297,690
Fidelity Securities Lending Cash Central Fund 1.40% (h)(i)	28,681,483	28,684
TOTAL MONEY MARKET FUNDS
(Cost $326,374)		326,374
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $8,614,113)		11,534,041
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,127)
NET ASSETS - 100%		$11,522,914

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
TSE TOPIX Index Contracts (Japan)	1,035	March 2018	$174,396	$9,997	$9,997

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $402,783,000 or 3.5% of net assets.

 (d) Affiliated company

 (e) Level 3 security

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,301,000 or 0.3% of net assets.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,675,000.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$18,833

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,175
Fidelity Securities Lending Cash Central Fund	608
Total	$1,783

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Rex Bionics PLC	$30	$--	$--	$--	$--	$2	$32
Total	$30	$--	$--	$--	$--	$2	$32

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,321,015	$887,117	$400,597	$33,301
Consumer Staples	1,098,589	524,396	574,193	--
Energy	603,144	186,836	416,308	--
Financials	2,693,078	1,576,940	1,116,138	--
Health Care	1,284,000	629,765	654,203	32
Industrials	1,644,318	1,044,459	599,859	--
Information Technology	1,218,250	713,605	504,645	--
Materials	886,817	643,226	243,591	--
Real Estate	247,922	109,014	138,908	--
Telecommunication Services	172,539	105,662	66,877	--
Utilities	33,320	33,320	--	--
Government Obligations	4,675	--	4,675	--
Money Market Funds	326,374	326,374	--	--
Total Investments in Securities:	$11,534,041	$6,780,714	$4,719,994	$33,333
Derivative Instruments:
Assets
Futures Contracts	$9,997	$9,997	$--	$--
Total Assets	$9,997	$9,997	$--	$--
Total Derivative Instruments:	$9,997	$9,997	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$265,324
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Canada Fund

January 31, 2018

CAN-QTLY-0318
1.813011.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 3.7%
Auto Components - 0.5%
Magna International, Inc. Class A (sub. vtg.)	104,800	$5,986,380
Hotels, Restaurants & Leisure - 0.4%
Cara Operations Ltd.	222,000	4,862,341
Leisure Products - 0.4%
BRP, Inc.	104,500	4,321,033
Media - 1.6%
Cogeco Communications, Inc.	131,200	8,128,000
Quebecor, Inc. Class B (sub. vtg.)	589,800	11,508,293
		19,636,293
Specialty Retail - 0.3%
AutoCanada, Inc.	176,400	3,298,537
Textiles, Apparel & Luxury Goods - 0.5%
ERO Copper Corp.	411,700	2,577,309
Pinnacle Renewable Holds, Inc. (a)	414,400	3,790,244
		6,367,553

TOTAL CONSUMER DISCRETIONARY		44,472,137

CONSUMER STAPLES - 7.9%
Food & Staples Retailing - 7.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	728,400	38,107,756
George Weston Ltd.	273,500	23,952,374
Jean Coutu Group, Inc. Class A (sub. vtg.)	395,700	7,798,185
Metro, Inc. Class A (sub. vtg.)	375,295	12,558,652
North West Co., Inc.	301,300	7,138,115
		89,555,082
Tobacco - 0.5%
Imperial Tobacco Group PLC	149,313	6,144,880

TOTAL CONSUMER STAPLES		95,699,962

ENERGY - 16.4%
Energy Equipment & Services - 1.3%
Canadian Energy Services & Technology Corp.	1,860,100	8,998,045
ShawCor Ltd. Class A	308,900	6,971,597
		15,969,642
Oil, Gas & Consumable Fuels - 15.1%
Canadian Natural Resources Ltd.	890,298	30,393,181
Cenovus Energy, Inc.	1,391,600	13,271,112
Enbridge, Inc.	605,000	22,148,902
NuVista Energy Ltd. (a)	636,400	4,501,366
Peyto Exploration & Development Corp. (b)	608,900	5,554,356
PrairieSky Royalty Ltd. (b)	1,056,218	26,156,423
Suncor Energy, Inc.	2,252,300	81,595,519
		183,620,859

TOTAL ENERGY		199,590,501

FINANCIALS - 34.4%
Banks - 22.8%
Bank of Nova Scotia	375,300	24,934,566
Royal Bank of Canada	1,500,600	128,490,400
The Toronto-Dominion Bank	2,023,700	123,100,190
		276,525,156
Capital Markets - 3.4%
Brookfield Asset Management, Inc. Class A	247,700	10,367,151
CI Financial Corp.	581,200	13,991,327
Fairfax India Holdings Corp. (a)	102,000	1,882,920
Gluskin Sheff + Associates, Inc. (b)	222,700	2,866,131
TMX Group Ltd.	198,300	12,473,554
		41,581,083
Insurance - 8.2%
Intact Financial Corp.	181,125	15,186,521
Manulife Financial Corp.	2,499,400	53,036,049
Power Corp. of Canada (sub. vtg.)	1,230,200	31,395,104
		99,617,674

TOTAL FINANCIALS		417,723,913

HEALTH CARE - 0.6%
Biotechnology - 0.6%
Amgen, Inc.	36,400	6,772,220
INDUSTRIALS - 9.1%
Professional Services - 0.8%
Stantec, Inc.	339,000	9,861,317
Road & Rail - 7.7%
Canadian National Railway Co.	476,900	38,221,790
Canadian Pacific Railway Ltd.	250,500	46,381,195
TransForce, Inc.	367,600	9,503,805
		94,106,790
Trading Companies & Distributors - 0.6%
Toromont Industries Ltd.	163,300	7,130,767

TOTAL INDUSTRIALS		111,098,874

INFORMATION TECHNOLOGY - 4.9%
Electronic Equipment & Components - 0.4%
Celestica, Inc. (sub. vtg.) (a)	515,500	5,209,484
IT Services - 2.2%
CGI Group, Inc. Class A (sub. vtg.) (a)	475,100	27,192,715
Software - 2.3%
Constellation Software, Inc.	22,300	14,415,409
Open Text Corp.	375,328	12,852,695
		27,268,104

TOTAL INFORMATION TECHNOLOGY		59,670,303

MATERIALS - 13.5%
Chemicals - 4.0%
Methanex Corp.	131,900	8,325,785
Nutrien Ltd. (a)	768,681	40,215,140
		48,540,925
Construction Materials - 0.5%
CRH PLC	169,400	6,291,213
Containers & Packaging - 1.1%
CCL Industries, Inc. Class B	271,500	12,985,646
Metals & Mining - 7.0%
Agnico Eagle Mines Ltd. (Canada)	319,100	15,096,284
Barrick Gold Corp.	493,300	7,094,697
Franco-Nevada Corp.	264,300	20,209,280
Lundin Mining Corp.	1,781,900	12,878,936
Premier Gold Mines Ltd. (a)	1,631,800	4,603,533
Randgold Resources Ltd.	96,064	9,705,303
Torex Gold Resources, Inc. (a)	86,500	892,427
Wheaton Precious Metals Corp.	641,400	13,855,283
		84,335,743
Paper & Forest Products - 0.9%
Western Forest Products, Inc.	4,856,100	11,291,420

TOTAL MATERIALS		163,444,947

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Allied Properties (REIT)	252,800	8,498,602
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 3.5%
TELUS Corp.	1,116,900	42,051,739
Wireless Telecommunication Services - 2.0%
Rogers Communications, Inc. Class B (non-vtg.)	498,000	24,304,829

TOTAL TELECOMMUNICATION SERVICES		66,356,568

UTILITIES - 0.7%
Electric Utilities - 0.7%
Hydro One Ltd. (c)	495,600	8,949,005
TOTAL COMMON STOCKS
(Cost $802,275,992)		1,182,277,032

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 1.39% (d)	26,081,581	26,086,797
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	8,218,160	8,218,982
TOTAL MONEY MARKET FUNDS
(Cost $34,305,814)		34,305,779
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $836,581,806)		1,216,582,811
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,037,308)
NET ASSETS - 100%		$1,213,545,503

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,949,005 or 0.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$84,568
Fidelity Securities Lending Cash Central Fund	39,296
Total	$123,864

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$44,472,137	$40,681,893	$3,790,244	$--
Consumer Staples	95,699,962	95,699,962	--	--
Energy	199,590,501	199,590,501	--	--
Financials	417,723,913	417,723,913	--	--
Health Care	6,772,220	6,772,220	--	--
Industrials	111,098,874	111,098,874	--	--
Information Technology	59,670,303	59,670,303	--	--
Materials	163,444,947	147,448,431	15,996,516	--
Real Estate	8,498,602	8,498,602	--	--
Telecommunication Services	66,356,568	66,356,568	--	--
Utilities	8,949,005	8,949,005	--	--
Money Market Funds	34,305,779	34,305,779	--	--
Total Investments in Securities:	$1,216,582,811	$1,196,796,051	$19,786,760	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Worldwide Fund

January 31, 2018

WLD-QTLY-0318
1.813085.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 0.7%
Australia & New Zealand Banking Group Ltd.	149,034	$3,432,218
Bapcor Ltd. (a)	606,195	2,852,676
Blue Sky Alternative Investments Ltd.	22,800	255,007
BWX Ltd.	139,340	847,715
Magellan Financial Group Ltd.	81,493	1,809,127
National Storage (REIT) unit	154,681	186,963
Ramsay Health Care Ltd.	38,306	2,109,758
Rio Tinto Ltd.	11,753	727,813
Spark Infrastructure Group unit	1,160,368	2,159,907

TOTAL AUSTRALIA		14,381,184

Austria - 0.5%
Erste Group Bank AG	115,200	5,796,866
Wienerberger AG	172,900	4,714,021

TOTAL AUSTRIA		10,510,887

Bailiwick of Jersey - 0.6%
Glencore Xstrata PLC	1,550,417	8,886,889
Wizz Air Holdings PLC (b)(c)	69,000	3,392,689

TOTAL BAILIWICK OF JERSEY		12,279,578

Belgium - 0.6%
Anheuser-Busch InBev SA NV	13,411	1,518,923
KBC Groep NV	86,223	8,285,683
Telenet Group Holding NV (b)	30,600	2,353,569

TOTAL BELGIUM		12,158,175

Bermuda - 0.3%
Hiscox Ltd.	196,900	3,953,098
VimpelCom Ltd. sponsored ADR	459,100	1,744,580

TOTAL BERMUDA		5,697,678

British Virgin Islands - 0.2%
Mail.Ru Group Ltd. GDR (Reg. S) (b)	88,200	2,892,960
Canada - 0.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	51,100	2,673,402
Cenovus Energy, Inc.	228,100	2,175,295
Constellation Software, Inc.	4,300	2,779,653
First Quantum Minerals Ltd.	87,200	1,300,202
PrairieSky Royalty Ltd. (a)	166,399	4,120,743
Suncor Energy, Inc.	88,600	3,209,769

TOTAL CANADA		16,259,064

Cayman Islands - 2.9%
Alibaba Group Holding Ltd. sponsored ADR (b)	119,800	24,473,942
ASM Pacific Technology Ltd.	169,000	2,307,300
China Literature Ltd. (b)(c)	205,200	2,126,065
ENN Energy Holdings Ltd.	150,000	1,158,175
Goodbaby International Holdings Ltd.	5,171,000	3,186,161
JD.com, Inc. sponsored ADR (b)	198,000	9,747,540
NetEase, Inc. ADR	15,000	4,802,400
New Oriental Education & Technology Group, Inc. sponsored ADR	13,400	1,234,006
PagSeguro Digital Ltd. (b)	108,130	3,021,152
Tencent Holdings Ltd.	57,000	3,367,984
Zai Lab Ltd. ADR	25,100	676,696

TOTAL CAYMAN ISLANDS		56,101,421

China - 0.5%
Kweichow Moutai Co. Ltd. (A Shares)	33,600	4,084,809
Qingdao Port International Co. Ltd. (c)	876,000	645,019
Shanghai International Airport Co. Ltd. (A Shares)	377,300	2,813,191
Wuliangye Yibin Co. Ltd. Class A	169,700	2,276,950

TOTAL CHINA		9,819,969

Denmark - 0.4%
NNIT A/S (c)	109,782	3,369,737
Novo Nordisk A/S Series B	49,780	2,762,710
Novozymes A/S Series B	25,100	1,392,235

TOTAL DENMARK		7,524,682

Finland - 0.2%
Sampo Oyj (A Shares)	53,500	3,106,600
France - 4.0%
Accor SA	56,200	3,199,189
ALTEN	23,200	2,350,403
Altran Technologies SA (a)	112,500	2,093,719
Amundi SA (c)	42,320	3,993,222
Atos Origin SA	16,059	2,532,133
AXA SA	82,400	2,709,926
BNP Paribas SA	60,100	4,969,503
Capgemini SA	27,600	3,664,832
Cegedim SA (b)	35,110	1,800,301
Elis SA	77,700	2,170,540
Kaufman & Broad SA	36,697	1,915,391
Kering SA	15,000	7,594,561
Maisons du Monde SA (c)	84,200	3,617,032
Rexel SA	136,800	2,466,135
Sartorius Stedim Biotech	19,800	1,715,872
SMCP S.A.S. (c)	20,994	512,231
Societe Generale Series A	140,800	8,182,953
Sodexo SA	2,402	308,211
Thales SA	20,100	2,254,948
Total SA	203,857	11,819,615
VINCI SA	73,800	7,976,216

TOTAL FRANCE		77,846,933

Germany - 3.8%
adidas AG	69,861	16,245,639
Aumann AG (c)	10,915	902,531
Bayer AG	55,400	7,259,470
CANCOM AG	22,600	2,133,889
Deutsche Borse AG	9,362	1,203,168
Deutsche Post AG	144,424	6,826,317
Fresenius SE & Co. KGaA	61,400	5,372,773
Henkel AG & Co. KGaA	23,400	2,928,469
JOST Werke AG (b)(c)	14,800	746,941
Linde AG (b)	18,500	4,515,641
MTU Aero Engines Holdings AG	24,600	4,407,229
Muenchener Rueckversicherungs AG	8,000	1,882,686
Nexus AG	46,000	1,536,294
Rational AG	3,100	2,178,424
Rheinmetall AG	19,900	2,814,110
SAP SE	82,027	9,280,580
WashTec AG	29,300	2,535,506
Wirecard AG	14,900	1,855,459

TOTAL GERMANY		74,625,126

Greece - 0.1%
Ff Group (b)	59,300	1,419,469
Hong Kong - 0.2%
AIA Group Ltd.	315,800	2,704,787
Techtronic Industries Co. Ltd.	231,000	1,538,494

TOTAL HONG KONG		4,243,281

India - 1.7%
Avenue Supermarts Ltd. (c)	1,642	30,475
Bharti Infratel Ltd.	101,893	563,570
HDFC Bank Ltd.	65,958	2,159,996
HDFC Bank Ltd. sponsored ADR	52,093	5,656,779
Housing Development Finance Corp. Ltd.	169,339	5,212,050
Kajaria Ceramics Ltd.	158,300	1,573,162
Kotak Mahindra Bank Ltd. (b)	95,387	1,664,245
Lupin Ltd. (b)	1,335	18,562
Petronet LNG Ltd.	396,298	1,588,372
PNB Housing Finance Ltd. (c)	53,911	1,100,231
PVR Ltd. (b)	28,483	654,535
Reliance Industries Ltd.	476,192	7,202,067
Sunteck Realty Ltd. (b)	304,120	2,020,848
V-Mart Retail Ltd. (b)	152,930	3,576,026

TOTAL INDIA		33,020,918

Indonesia - 0.3%
PT Bank Central Asia Tbk	1,068,000	1,812,772
PT Bank Rakyat Indonesia Tbk	10,606,000	2,931,038
PT Kino Indonesia Tbk	234,500	36,256

TOTAL INDONESIA		4,780,066

Ireland - 1.4%
Cairn Homes PLC (b)	1,616,839	3,814,034
CRH PLC	133,049	4,941,202
Dalata Hotel Group PLC (b)	249,800	1,814,314
DCC PLC (United Kingdom)	23,400	2,460,273
Glenveagh Properties PLC (c)	446,224	672,567
Green REIT PLC	621,300	1,228,029
Greencore Group PLC	367,114	1,013,825
James Hardie Industries PLC CDI	160,841	2,826,700
Kerry Group PLC Class A	29,800	3,172,595
Ryanair Holdings PLC sponsored ADR (b)	23,470	2,880,004
United Drug PLC (United Kingdom)	245,000	2,854,218

TOTAL IRELAND		27,677,761

Israel - 0.2%
Frutarom Industries Ltd.	42,500	4,433,259
Italy - 0.4%
De Longhi SpA	50,400	1,695,759
Intesa Sanpaolo SpA	1,468,900	5,771,512
Prada SpA	225,000	918,966

TOTAL ITALY		8,386,237

Japan - 6.0%
A/S One Corp.	61,700	3,977,343
AEON Financial Service Co. Ltd.	105,300	2,634,401
Ain Holdings, Inc.	37,900	2,320,164
Daiichikosho Co. Ltd.	46,200	2,523,645
Daito Trust Construction Co. Ltd.	10,900	1,910,378
Hoya Corp.	93,000	4,776,761
Investors Cloud Co. Ltd. (a)	142,000	2,211,131
Keyence Corp.	5,920	3,617,756
Komatsu Ltd.	103,400	4,063,878
Minebea Mitsumi, Inc.	115,000	2,617,342
Misumi Group, Inc.	64,700	1,958,881
Mitsubishi UFJ Financial Group, Inc.	668,800	5,057,046
Monex Group, Inc.	705,100	2,621,592
Morinaga & Co. Ltd.	37,000	1,923,048
Nidec Corp.	21,700	3,492,481
Nintendo Co. Ltd.	8,100	3,668,610
Nitori Holdings Co. Ltd.	31,500	5,025,958
Olympus Corp.	16,500	635,647
ORIX Corp.	362,200	6,784,615
PALTAC Corp.	36,900	1,638,248
Panasonic Corp.	398,200	5,912,156
Recruit Holdings Co. Ltd.	48,000	1,172,201
Relo Holdings Corp.	165,000	4,899,996
Renesas Electronics Corp. (b)	178,300	2,101,127
SMC Corp.	14,800	7,293,941
SMS Co., Ltd.	73,400	2,608,624
SoftBank Corp.	53,200	4,420,277
Sony Corp.	134,300	6,441,172
Start Today Co. Ltd.	120,000	3,545,678
Sundrug Co. Ltd.	56,100	2,414,391
Taiheiyo Cement Corp.	59,500	2,525,124
Toto Ltd.	4,900	281,340
Tsuruha Holdings, Inc.	30,500	4,259,612
VT Holdings Co. Ltd.	280,200	1,547,737
Welcia Holdings Co. Ltd.	105,400	4,484,666

TOTAL JAPAN		117,366,967

Kenya - 0.1%
Safaricom Ltd.	6,251,600	1,806,290
Korea (South) - 0.1%
Hyundai Fire & Marine Insurance Co. Ltd.	21,488	930,990
KB Financial Group, Inc.	28,328	1,778,252

TOTAL KOREA (SOUTH)		2,709,242

Liberia - 0.2%
Royal Caribbean Cruises Ltd.	29,000	3,872,950
Luxembourg - 0.3%
Eurofins Scientific SA	4,700	3,063,525
Orion Engineered Carbons SA	100,000	2,945,000

TOTAL LUXEMBOURG		6,008,525

Netherlands - 2.0%
ASML Holding NV (Netherlands)	28,700	5,818,600
Basic-Fit NV (b)(c)	37,100	1,008,747
IMCD Group BV	62,600	4,181,391
ING Groep NV (Certificaten Van Aandelen)	306,300	6,014,285
Intertrust NV (b)(c)	26,820	491,151
Koninklijke Philips Electronics NV	158,258	6,450,561
Unilever NV (Certificaten Van Aandelen) (Bearer)	194,027	11,199,653
uniQure B.V. (b)	14,100	260,850
Van Lanschot NV (Bearer)	17,200	584,050
Yandex NV Series A (b)	53,100	2,056,563

TOTAL NETHERLANDS		38,065,851

New Zealand - 0.5%
EBOS Group Ltd.	210,137	2,847,884
Fisher & Paykel Healthcare Corp.	277,841	2,733,478
Ryman Healthcare Group Ltd.	436,814	3,524,915

TOTAL NEW ZEALAND		9,106,277

Norway - 0.9%
Statoil ASA	494,464	11,585,945
Statoil ASA sponsored ADR	244,000	5,719,360

TOTAL NORWAY		17,305,305

Philippines - 0.2%
D&L Industries, Inc.	8,349,900	1,979,597
SM Investments Corp.	132,665	2,646,844

TOTAL PHILIPPINES		4,626,441

Russia - 0.2%
Sberbank of Russia sponsored ADR	197,200	3,973,580
Singapore - 0.1%
Broadcom Ltd.	6,000	1,488,180
South Africa - 0.6%
Distell Group Ltd.	126,410	1,482,186
FirstRand Ltd.	337,500	1,894,587
Naspers Ltd. Class N	14,200	4,054,550
PSG Group Ltd.	117,900	2,209,459
Remgro Ltd.	95,000	1,894,587

TOTAL SOUTH AFRICA		11,535,369

Spain - 2.1%
Aedas Homes SAU (c)	32,625	1,271,875
Amadeus IT Holding SA Class A	37,400	2,901,194
CaixaBank SA	1,960,084	10,572,937
Grifols SA ADR	190,773	4,740,709
Hispania Activos Inmobiliarios SA	91,425	1,912,622
Inditex SA	66,003	2,361,813
Masmovil Ibercom SA (b)	33,402	4,205,084
Mediaset Espana Comunicacion SA	153,600	1,736,915
Neinor Homes SLU (c)	163,600	3,757,675
Prosegur Cash SA (c)	1,251,800	4,320,599
Zardoya Otis SA	284,900	3,254,202

TOTAL SPAIN		41,035,625

Sweden - 0.9%
ASSA ABLOY AB (B Shares)	191,200	4,238,256
Essity AB Class B	160,100	4,794,934
HEXPOL AB (B Shares)	118,900	1,275,777
Indutrade AB	87,000	2,682,902
Saab AB (B Shares)	44,700	2,141,429
Svenska Cellulosa AB (SCA) (B Shares)	256,000	2,649,049

TOTAL SWEDEN		17,782,347

Switzerland - 2.9%
ABB Ltd. (Reg.)	135,640	3,780,664
Credit Suisse Group AG	417,593	8,076,678
EDAG Engineering Group AG	77,800	1,584,118
Forbo Holding AG (Reg.)	1,310	2,215,353
Julius Baer Group Ltd.	57,220	3,930,801
Kaba Holding AG (B Shares) (Reg.)	2,620	2,410,991
Lonza Group AG	17,267	4,803,037
Partners Group Holding AG	4,708	3,659,670
Roche Holding AG (participation certificate)	44,158	10,910,307
Schindler Holding AG (participation certificate)	10,829	2,715,540
Swatch Group AG (Bearer)	14,240	6,525,232
UBS Group AG	236,150	4,795,310

TOTAL SWITZERLAND		55,407,701

Taiwan - 0.1%
United Microelectronics Corp.	4,017,000	1,958,206
United Kingdom - 5.3%
Anglo American PLC (United Kingdom)	89,900	2,180,934
Antofagasta PLC	161,800	2,138,802
AstraZeneca PLC (United Kingdom)	115,401	8,010,360
Barclays PLC	3,883	11,043
BCA Marketplace PLC	511,600	1,364,170
BHP Billiton PLC	212,931	4,742,025
Booker Group PLC	1,155,900	3,718,970
BP PLC sponsored ADR	79,751	3,412,545
British American Tobacco PLC (United Kingdom)	77,641	5,306,506
Bunzl PLC	122,086	3,570,882
Clipper Logistics PLC	168,521	1,057,593
CMC Markets PLC (c)	15,395	34,799
Compass Group PLC	166,853	3,512,135
Conviviality PLC	406,080	1,879,627
Countryside Properties PLC (c)	39,379	176,906
Cranswick PLC	86,056	3,589,843
Dechra Pharmaceuticals PLC	20,200	688,343
Fever-Tree Drinks PLC	35,000	1,216,527
Hastings Group Holdings PLC (c)	236,106	986,262
Hilton Food Group PLC	374,800	4,523,358
Imperial Tobacco Group PLC	43,651	1,796,429
Indivior PLC (b)	256,800	1,468,315
John Wood Group PLC	143,300	1,318,043
LivaNova PLC (b)	46,100	3,943,855
London Stock Exchange Group PLC	46,781	2,608,392
Melrose Industries PLC	1,566,892	5,036,838
Micro Focus International PLC	206,630	6,307,748
Moneysupermarket.com Group PLC	396,930	1,908,285
NCC Group Ltd.	584,200	1,667,248
Reckitt Benckiser Group PLC	42,919	4,144,693
Rex Bionics PLC (b)(d)	100,000	2,485
Rio Tinto PLC	59,733	3,324,920
Senior Engineering Group PLC	457,700	1,766,334
Spirax-Sarco Engineering PLC	20,246	1,631,352
St. James's Place Capital PLC	127,502	2,151,586
Standard Chartered PLC (United Kingdom) (b)	572,010	6,656,532
The Weir Group PLC	52,600	1,649,772
Zpg PLC	603,000	2,936,662

TOTAL UNITED KINGDOM		102,441,119

United States of America - 54.3%
A.O. Smith Corp.	36,000	2,404,080
Activision Blizzard, Inc.	360,000	26,686,800
Adobe Systems, Inc. (b)	327,124	65,346,288
Adtalem Global Education, Inc. (b)	202,000	9,292,000
Agilent Technologies, Inc.	123,000	9,031,890
Air Products & Chemicals, Inc.	11,000	1,852,070
Alphabet, Inc. Class A (b)	34,500	40,786,590
Amazon.com, Inc. (b)	20,500	29,743,245
American Tower Corp.	28,000	4,135,600
Amgen, Inc.	29,900	5,562,895
Amphenol Corp. Class A	149,000	13,822,730
Apple, Inc.	45,000	7,534,350
Bank of America Corp.	1,360,000	43,520,000
BlackRock, Inc. Class A	24,000	13,483,200
bluebird bio, Inc. (b)	9,400	1,926,060
Boston Scientific Corp. (b)	87,000	2,432,520
British American Tobacco PLC sponsored ADR	85,000	5,788,500
Cabot Corp.	6,800	459,952
Caterpillar, Inc.	27,000	4,395,060
CBOE Holdings, Inc.	129,000	17,336,310
Charles Schwab Corp.	773,000	41,231,820
Chevron Corp.	376,100	47,144,135
Diamondback Energy, Inc. (b)	11,000	1,380,500
Dollar Tree, Inc. (b)	126,000	14,490,000
DowDuPont, Inc.	298,000	22,522,840
Eaton Vance Corp. (non-vtg.)	22,000	1,271,600
Electronic Arts, Inc. (b)	25,000	3,174,000
Facebook, Inc. Class A (b)	111,500	20,838,235
Flowserve Corp.	25,302	1,146,687
Fluor Corp.	9,000	546,300
FMC Corp.	126,000	11,507,580
Freeport-McMoRan, Inc. (b)	118,100	2,302,950
Grand Canyon Education, Inc. (b)	5,000	464,950
Harris Corp.	44,353	7,068,981
HealthSouth Corp.	2	106
Humana, Inc.	129,000	36,356,070
Intercept Pharmaceuticals, Inc. (a)(b)	17,060	1,059,426
Intuit, Inc.	247,000	41,471,300
Intuitive Surgical, Inc. (b)	9,700	4,187,199
J.B. Hunt Transport Services, Inc.	15,000	1,812,450
Laboratory Corp. of America Holdings (b)	7,000	1,221,500
Lennar Corp. Class A	83,000	5,200,780
Lowe's Companies, Inc.	101,000	10,577,730
Marriott International, Inc. Class A	98,000	14,439,320
MasterCard, Inc. Class A	65,000	10,985,000
McCormick & Co., Inc. (non-vtg.)	26,000	2,828,020
Microsoft Corp.	499,000	47,409,990
Monsanto Co.	19,700	2,399,460
Morgan Stanley	111,000	6,277,050
MSCI, Inc.	128,400	17,877,132
Nektar Therapeutics (b)	5,310	443,969
Netflix, Inc. (b)	21,000	5,676,300
New Relic, Inc. (b)	42,000	2,508,660
NIKE, Inc. Class B	31,000	2,114,820
Norfolk Southern Corp.	92,000	13,880,960
Northrop Grumman Corp.	44,000	14,983,320
NVIDIA Corp.	29,000	7,128,200
OptiNose, Inc. (a)	40,600	769,370
PayPal Holdings, Inc. (b)	432,000	36,858,240
Phillips 66 Co.	157,000	16,076,800
Praxair, Inc.	20,000	3,229,800
Red Hat, Inc. (b)	43,000	5,649,340
ResMed, Inc.	4,000	403,160
Rexnord Corp. (b)	15,000	421,650
RingCentral, Inc. (b)	99,500	5,402,850
S&P Global, Inc.	255,092	46,197,161
Salesforce.com, Inc. (b)	40,000	4,556,400
Southwest Airlines Co.	48,000	2,918,400
Square, Inc. (b)	1,287,000	60,373,170
T. Rowe Price Group, Inc.	82,000	9,153,660
TD Ameritrade Holding Corp.	73,000	4,072,670
The AES Corp.	350,000	4,046,000
Twitter, Inc. (b)	110,000	2,839,100
Union Pacific Corp.	203,000	27,100,500
United Rentals, Inc. (b)	16,000	2,897,760
UnitedHealth Group, Inc.	140,000	33,149,200
VF Corp.	15,000	1,217,100
Visa, Inc. Class A	91,000	11,304,930
Walmart, Inc.	414,000	44,132,400
Whiting Petroleum Corp. (b)	35,000	977,200
Workday, Inc. Class A (b)	32,000	3,836,480
Zendesk, Inc. (b)	19,600	754,992

TOTAL UNITED STATES OF AMERICA		1,059,807,813

TOTAL COMMON STOCKS
(Cost $1,356,646,877)		1,883,463,036

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.1%
Cayman Islands - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (b)(d)(e)	369,166	2,063,291
Nonconvertible Preferred Stocks - 0.2%
Brazil - 0.2%
Itausa-Investimentos Itau SA (PN)	1,063,100	4,421,241
TOTAL PREFERRED STOCKS
(Cost $4,891,628)		6,484,532
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.21% to 1.27% 2/15/18 to 3/1/18(f)
(Cost $209,806)	210,000	209,789
	Shares	Value

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 1.39% (g)	61,923,818	61,936,203
Fidelity Securities Lending Cash Central Fund 1.40% (g)(h)	6,660,314	6,660,980
TOTAL MONEY MARKET FUNDS
(Cost $68,596,797)		68,597,183
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,430,345,108)		1,958,754,540
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(8,303,338)
NET ASSETS - 100%		$1,950,451,202

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
TSE TOPIX Index Contracts (Japan)	45	March 2018	$7,582,440	$196,069	$196,069

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,156,754 or 1.7% of net assets.

 (d) Level 3 security

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,063,291 or 0.1% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $209,789.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$1,166,878

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$114,776
Fidelity Securities Lending Cash Central Fund	54,338
Total	$169,114

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$228,207,130	$197,147,432	$28,996,407	$2,063,291
Consumer Staples	130,356,471	92,784,815	37,571,656	--
Energy	117,730,389	94,324,829	23,405,560	--
Financials	367,617,364	300,108,159	67,509,205	--
Health Care	188,858,131	144,072,487	44,783,159	2,485
Industrials	192,008,647	155,133,447	36,875,200	--
Information Technology	522,841,702	490,420,215	32,421,487	--
Materials	101,773,842	86,240,571	15,533,271	--
Real Estate	20,450,009	11,428,504	9,021,505	--
Telecommunication Services	12,739,801	8,319,524	4,420,277	--
Utilities	7,364,082	7,364,082	--	--
Government Obligations	209,789	--	209,789	--
Money Market Funds	68,597,183	68,597,183	--	--
Total Investments in Securities:	$1,958,754,540	$1,655,941,248	$300,747,516	$2,065,776
Derivative Instruments:
Assets
Futures Contracts	$196,069	$196,069	$--	$--
Total Assets	$196,069	$196,069	$--	$--
Total Derivative Instruments:	$196,069	$196,069	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Fund

January 31, 2018

EMF-QTLY-0318
1.813065.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Argentina - 1.8%
Banco Macro SA sponsored ADR	266,849	$28,963,790
IRSA Propiedades Comerciales SA sponsored ADR	509,050	27,483,610
Loma Negra Compania Industrial Argentina SA ADR (a)	1,101,900	26,181,144
Telecom Argentina SA Class B sponsored ADR	725,453	27,102,924

TOTAL ARGENTINA		109,731,468

Australia - 0.5%
Amcor Ltd.	2,458,619	28,845,620
Bailiwick of Jersey - 0.5%
Glencore Xstrata PLC	5,724,094	32,810,132
Bermuda - 0.7%
Credicorp Ltd. (United States)	186,632	43,229,570
Brazil - 5.7%
BM&F BOVESPA SA	6,031,300	49,371,094
BTG Pactual Participations Ltd. unit	5,194,700	34,484,590
CVC Brasil Operadora e Agencia de Viagens SA	1,901,500	32,903,231
Equatorial Energia SA	1,589,600	34,925,298
Estacio Participacoes SA	2,752,000	30,275,455
Fleury SA	3,303,100	31,102,637
IRB Brasil Resseguros SA	2,561,700	30,192,039
Kroton Educacional SA	6,383,760	32,559,981
Qualicorp SA	3,181,200	30,543,913
Smiles Fidelidade SA	1,195,600	30,828,167

TOTAL BRAZIL		337,186,405

British Virgin Islands - 0.4%
Despegar.com Corp. (b)	824,487	25,105,629
Cayman Islands - 15.1%
58.com, Inc. ADR (a)	454,000	36,265,520
Alibaba Group Holding Ltd. sponsored ADR (a)	1,281,300	261,756,777
Baidu.com, Inc. sponsored ADR (a)	378,000	93,335,760
NetEase, Inc. ADR	153,000	48,984,480
New Oriental Education & Technology Group, Inc. sponsored ADR	451,283	41,558,651
Sands China Ltd.	5,254,600	31,301,971
Shenzhou International Group Holdings Ltd.	3,375,000	34,838,738
Tencent Holdings Ltd.	5,950,500	351,599,857

TOTAL CAYMAN ISLANDS		899,641,754

Chile - 0.6%
Banco Santander Chile sponsored ADR	1,018,700	34,686,735
China - 9.4%
China Merchants Bank Co. Ltd. (H Shares)	8,608,500	42,202,575
Dong E-E-Jiao Co. Ltd. Class A	2,835,650	29,601,899
Gree Electric Appliances, Inc. of Zhuhai Class A	3,290,335	29,268,118
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	4,162,860	26,411,734
Hangzhou Robam Appliances Co. Ltd. Class A	3,962,966	33,719,996
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	5,407,297	29,320,193
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,547,726	31,981,776
Kweichow Moutai Co. Ltd. (A Shares)	256,179	31,144,112
Midea Group Co. Ltd. Class A	3,098,348	29,471,947
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	7,673,000	90,877,573
Shanghai International Airport Co. Ltd. (A Shares)	4,256,284	31,735,332
Shenzhen Inovance Technology Co. Ltd. Class A	7,103,044	31,715,665
TravelSky Technology Ltd. (H Shares)	9,164,000	28,759,589
Wuliangye Yibin Co. Ltd. Class A	2,344,558	31,458,117
Yunnan Baiyao Group Co. Ltd.	1,823,027	29,313,142
Zhejiang Supor Cookware Co. Ltd.	4,414,850	30,607,979

TOTAL CHINA		557,589,747

France - 1.9%
Hermes International SCA	51,500	28,466,010
Kering SA	56,175	28,441,632
LVMH Moet Hennessy - Louis Vuitton SA	92,571	28,997,971
Rubis	376,400	27,758,773

TOTAL FRANCE		113,664,386

Germany - 0.5%
adidas AG	136,032	31,633,196
Hong Kong - 2.2%
AIA Group Ltd.	3,286,000	28,144,171
CSPC Pharmaceutical Group Ltd.	17,834,000	39,577,156
Galaxy Entertainment Group Ltd.	3,692,000	32,707,024
Techtronic Industries Co. Ltd.	4,399,000	29,297,987

TOTAL HONG KONG		129,726,338

Hungary - 0.7%
OTP Bank PLC	888,400	41,187,212
India - 11.1%
Adani Ports & Special Economic Zone Ltd.	4,928,332	33,252,284
Asian Paints Ltd.	1,689,003	29,982,726
Eicher Motors Ltd.	82,029	34,746,948
Godrej Consumer Products Ltd.	1,983,706	32,876,587
HDFC Bank Ltd.	948,064	31,047,254
Hero Motocorp Ltd.	501,026	29,098,685
Housing Development Finance Corp. Ltd.	2,529,688	77,860,740
Indraprastha Gas Ltd. (a)	6,301,819	30,205,305
IndusInd Bank Ltd.	1,135,832	31,328,305
Kotak Mahindra Bank Ltd. (a)	1,804,530	31,484,165
LIC Housing Finance Ltd.	3,731,679	31,407,515
Maruti Suzuki India Ltd.	302,465	45,254,113
Motherson Sumi Systems Ltd.	5,106,583	29,389,365
PC Jeweller Ltd.	3,430,343	26,194,414
Pidilite Industries Ltd. (a)	1,986,504	28,012,957
Power Grid Corp. of India Ltd.	8,961,364	27,323,983
Reliance Industries Ltd.	4,691,842	70,960,788
Shree Cement Ltd.	17,615	4,768,549
Ultratech Cemco Ltd.	475,601	32,789,232

TOTAL INDIA		657,983,915

Indonesia - 1.5%
PT Bank Central Asia Tbk	26,756,000	45,414,356
PT Bank Rakyat Indonesia Tbk	160,425,600	44,334,669

TOTAL INDONESIA		89,749,025

Israel - 1.1%
Elbit Systems Ltd. (Israel)	207,700	31,365,612
Frutarom Industries Ltd.	306,400	31,961,188

TOTAL ISRAEL		63,326,800

Kenya - 0.5%
Safaricom Ltd.	104,922,900	30,315,627
Korea (South) - 6.4%
LG Chemical Ltd.	116,840	47,181,825
LG Household & Health Care Ltd.	37,302	41,040,063
Samsung Electronics Co. Ltd.	124,288	289,867,274

TOTAL KOREA (SOUTH)		378,089,162

Mexico - 4.3%
Embotelladoras Arca S.A.B. de CV	4,555,000	33,051,849
Fomento Economico Mexicano S.A.B. de CV unit	4,834,867	47,154,355
Gruma S.A.B. de CV Series B	2,432,615	29,055,318
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	2,934,957	30,685,630
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	1,674,595	32,590,799
Grupo Aeroportuario Norte S.A.B. de CV	4,758,700	24,287,287
Grupo Cementos de Chihuahua S.A.B. de CV	5,114,541	28,788,229
Grupo Mexico SA de CV Series B	8,820,500	31,269,311

TOTAL MEXICO		256,882,778

Netherlands - 1.5%
ASML Holding NV (Netherlands)	148,000	30,005,322
X5 Retail Group NV GDR (Reg. S) (a)	734,300	28,153,062
Yandex NV Series A (a)	779,700	30,197,781

TOTAL NETHERLANDS		88,356,165

Panama - 0.5%
Copa Holdings SA Class A	198,200	27,417,006
Philippines - 2.2%
Ayala Corp.	1,644,520	33,610,628
Ayala Land, Inc.	38,382,500	33,059,380
SM Investments Corp.	1,582,763	31,578,240
SM Prime Holdings, Inc.	45,693,600	32,819,345

TOTAL PHILIPPINES		131,067,593

Russia - 1.4%
Sberbank of Russia	17,365,200	81,607,957
South Africa - 6.4%
Bidcorp Ltd.	1,551,698	34,737,601
Capitec Bank Holdings Ltd.	458,700	31,000,124
Discovery Ltd.	2,428,485	34,614,303
FirstRand Ltd.	9,067,800	50,902,919
Mondi Ltd.	1,139,366	30,426,374
Naspers Ltd. Class N	542,312	154,847,272
Sanlam Ltd.	5,733,100	42,685,189

TOTAL SOUTH AFRICA		379,213,782

Spain - 0.5%
Amadeus IT Holding SA Class A	364,800	28,298,282
Sweden - 0.5%
Atlas Copco AB (A Shares)	650,400	30,498,204
Switzerland - 1.0%
Compagnie Financiere Richemont SA Series A	291,643	27,973,254
Sika AG	3,340	28,941,284

TOTAL SWITZERLAND		56,914,538

Taiwan - 4.6%
Advantech Co. Ltd.	3,836,402	29,976,513
Taiwan Semiconductor Manufacturing Co. Ltd.	27,982,000	244,258,293

TOTAL TAIWAN		274,234,806

Thailand - 1.4%
Airports of Thailand PCL (For. Reg.)	17,989,900	40,207,312
C.P. ALL PCL (For. Reg.)	17,194,300	43,781,782

TOTAL THAILAND		83,989,094

Turkey - 2.2%
Koc Holding A/S	6,744,000	32,852,899
Tofas Turk Otomobil Fabrikasi A/S	3,505,088	29,764,230
Tupras Turkiye Petrol Rafinerileri A/S	1,080,058	33,178,591
Turkcell Iletisim Hizmet A/S	8,358,000	34,730,442

TOTAL TURKEY		130,526,162

United Arab Emirates - 0.6%
DP World Ltd.	1,274,835	33,795,876
United Kingdom - 2.5%
British American Tobacco PLC (United Kingdom)	416,700	28,480,069
Diageo PLC	759,544	27,337,795
InterContinental Hotel Group PLC	476,200	31,859,367
NMC Health PLC	680,600	32,256,760
Prudential PLC	1,043,586	28,249,960

TOTAL UNITED KINGDOM		148,183,951

United States of America - 5.6%
A.O. Smith Corp.	423,300	28,267,974
Alphabet, Inc. Class C (a)	25,745	30,120,105
American Tower Corp.	207,700	30,677,290
Amphenol Corp. Class A	289,800	26,884,746
Facebook, Inc. Class A (a)	141,200	26,388,868
MasterCard, Inc. Class A	173,600	29,338,400
Moody's Corp.	185,800	30,060,582
MSCI, Inc.	207,000	28,820,610
S&P Global, Inc.	158,700	28,740,570
Visa, Inc. Class A	220,200	27,355,446
Yum China Holdings, Inc.	1,025,100	47,554,389

TOTAL UNITED STATES OF AMERICA		334,208,980

TOTAL COMMON STOCKS
(Cost $3,681,163,298)		5,689,697,895

Nonconvertible Preferred Stocks - 2.3%
Brazil - 2.3%
Itau Unibanco Holding SA	5,191,110	85,149,846
Itausa-Investimentos Itau SA (PN)	12,014,900	49,967,804
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $81,832,250)		135,117,650

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.39% (c)	113,533,983	113,556,690
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	4,614,080	4,614,541
TOTAL MONEY MARKET FUNDS
(Cost $118,171,286)		118,171,231
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,881,166,834)		5,942,986,776
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,190,846)
NET ASSETS - 100%		$5,939,795,930

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$272,995
Fidelity Securities Lending Cash Central Fund	18,809
Total	$291,804

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$983,918,772	$926,947,547	$56,971,225	$--
Consumer Staples	469,572,679	413,754,815	55,817,864	--
Energy	104,139,379	104,139,379	--	--
Financials	1,241,626,845	1,100,721,674	140,905,171	--
Health Care	192,395,507	192,395,507	--	--
Industrials	474,997,068	474,997,068	--	--
Information Technology	1,639,804,747	1,013,941,275	625,863,472	--
Materials	381,958,571	381,958,571	--	--
Real Estate	124,039,625	124,039,625	--	--
Telecommunication Services	92,148,993	92,148,993	--	--
Utilities	120,213,359	120,213,359	--	--
Money Market Funds	118,171,231	118,171,231	--	--
Total Investments in Securities:	$5,942,986,776	$5,063,429,044	$879,557,732	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Diversified International Fund

January 31, 2018

DIF-QTLY-0318
1.813063.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 1.3%
Amcor Ltd.	4,218,792	$49,496,758
Australia & New Zealand Banking Group Ltd.	2,568,420	59,150,106
Bapcor Ltd.	784,512	3,691,813
CSL Ltd.	429,220	50,641,623
Magellan Financial Group Ltd.	2,871,811	63,753,601
Ramsay Health Care Ltd.	356,273	19,622,245

TOTAL AUSTRALIA		246,356,146

Austria - 0.1%
Andritz AG	378,700	22,718,855
Bailiwick of Jersey - 2.4%
Glencore Xstrata PLC	6,781,996	38,873,957
Shire PLC	2,876,287	134,386,561
Wolseley PLC	2,695,013	208,009,312
WPP PLC	5,116,809	92,665,409

TOTAL BAILIWICK OF JERSEY		473,935,239

Belgium - 1.2%
Anheuser-Busch InBev SA NV	173,930	19,699,229
KBC Groep NV	2,235,581	214,830,324

TOTAL BELGIUM		234,529,553

Bermuda - 1.0%
Credicorp Ltd. (United States)	346,300	80,213,469
Hiscox Ltd.	3,006,100	60,352,505
IHS Markit Ltd. (a)	1,161,000	55,414,530

TOTAL BERMUDA		195,980,504

Canada - 3.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	3,986,481	208,561,018
CCL Industries, Inc. Class B	197,100	9,427,149
Cenovus Energy, Inc.	9,928,000	94,679,220
Constellation Software, Inc.	54,838	35,448,977
Fairfax India Holdings Corp. (a)	5,084,500	93,859,870
Imperial Oil Ltd.	2,144,400	67,417,844
PrairieSky Royalty Ltd. (b)	745,798	18,469,111
Suncor Energy, Inc.	5,230,800	189,499,551

TOTAL CANADA		717,362,740

Cayman Islands - 1.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	677,100	138,324,759
BeiGene Ltd. ADR (a)	2,456	333,402
China Literature Ltd. (a)(c)	434,400	4,500,792
ENN Energy Holdings Ltd.	813,000	6,277,310
JD.com, Inc. sponsored ADR (a)	1,254,492	61,758,641
NetEase, Inc. ADR	150,900	48,312,144
PagSeguro Digital Ltd. (a)	857,296	23,952,850
Zai Lab Ltd. ADR	392,200	10,573,712

TOTAL CAYMAN ISLANDS		294,033,610

China - 1.0%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	3,145,300	37,855,832
Kweichow Moutai Co. Ltd. (A Shares)	858,910	104,419,134
Shanghai International Airport Co. Ltd. (A Shares)	4,363,400	32,534,001
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	4,621,300	16,761,839

TOTAL CHINA		191,570,806

Curacao - 0.3%
Schlumberger Ltd.	774,200	56,965,636
Denmark - 0.1%
NNIT A/S (c)	490,124	15,044,260
Finland - 0.4%
Sampo Oyj (A Shares)	1,200,800	69,727,206
France - 6.8%
Amundi SA (c)	1,965,413	185,452,046
AXA SA	2,911,600	95,755,107
BNP Paribas SA	2,105,400	174,089,693
Capgemini SA	446,600	59,301,233
Compagnie de St. Gobain	1,554,200	90,335,020
Eiffage SA	244,200	29,609,194
Elis SA	1,976,700	55,218,867
Kering SA	115,500	58,478,122
LVMH Moet Hennessy - Louis Vuitton SA	380,815	119,290,732
Maisons du Monde SA(c)	808,300	34,722,652
Sanofi SA	2,076,999	183,298,543
Societe Generale Series A	1,775,900	103,210,976
Thales SA	210,600	23,626,468
VINCI SA	1,187,200	128,311,158

TOTAL FRANCE		1,340,699,811

Germany - 6.6%
adidas AG	567,526	131,973,809
Aumann AG (c)	328,600	27,171,024
Axel Springer Verlag AG	794,100	69,753,476
Bayer AG	2,023,962	265,214,640
Deutsche Borse AG	153,400	19,714,375
Deutsche Post AG	2,413,145	114,059,249
Fresenius SE & Co. KGaA	1,596,000	139,657,092
Hannover Reuck SE	291,100	39,791,814
Linde AG (a)	467,400	114,087,072
Merck KGaA	35,300	3,857,627
Rational AG	30,516	21,444,121
Rheinmetall AG	107,400	15,187,707
SAP SE	2,382,496	269,556,904
Symrise AG	843,200	70,517,497

TOTAL GERMANY		1,301,986,407

Hong Kong - 1.4%
AIA Group Ltd.	24,323,800	208,330,246
Techtronic Industries Co. Ltd.	10,124,000	67,427,330

TOTAL HONG KONG		275,757,576

Hungary - 0.0%
OTP Bank PLC	47,800	2,216,061
India - 4.3%
Adani Ports & Special Economic Zone Ltd.	5,899,236	39,803,137
Axis Bank Ltd.	7,295,840	68,137,360
Bharti Airtel Ltd.	252,547	1,747,684
Godrej Consumer Products Ltd.	832,727	13,801,048
HDFC Bank Ltd.	7,343,606	240,488,831
Housing Development Finance Corp. Ltd.	6,630,847	204,089,459
ICICI Bank Ltd.	10,364,561	57,379,018
ITC Ltd.	6,730,909	28,740,854
Kajaria Ceramics Ltd.	1,306,007	12,978,907
Kotak Mahindra Bank Ltd. (a)	2,387,505	41,655,501
LIC Housing Finance Ltd.	1,859,912	15,653,869
Reliance Industries Ltd.	8,261,612	124,951,032

TOTAL INDIA		849,426,700

Indonesia - 1.0%
PT Bank Central Asia Tbk	47,865,300	81,244,273
PT Bank Rakyat Indonesia Tbk	404,646,100	111,826,610

TOTAL INDONESIA		193,070,883

Ireland - 3.7%
Allergan PLC	374,500	67,507,370
CRH PLC	2,401,700	89,211,567
DCC PLC (United Kingdom)	699,189	73,512,656
Kerry Group PLC Class A	917,100	97,637,137
Kingspan Group PLC (Ireland)	1,780,400	82,228,949
Paddy Power Betfair PLC (Ireland)	573,500	66,503,501
Ryanair Holdings PLC sponsored ADR (a)	1,616,599	198,372,863
Weatherford International PLC (a)(b)	11,496,800	45,297,392

TOTAL IRELAND		720,271,435

Israel - 1.0%
Check Point Software Technologies Ltd. (a)	1,103,100	114,071,571
Elbit Systems Ltd. (Israel)	255,193	38,537,721
Frutarom Industries Ltd.	138,949	14,494,044
SodaStream International Ltd. (a)	260,260	20,464,244

TOTAL ISRAEL		187,567,580

Italy - 0.9%
Buzzi Unicem SpA	264,900	7,778,168
Intesa Sanpaolo SpA	31,230,000	122,707,015
Prada SpA	9,342,100	38,155,880

TOTAL ITALY		168,641,063

Japan - 16.9%
Bridgestone Corp.	2,497,500	121,893,129
Daikin Industries Ltd.	952,900	114,977,652
Daito Trust Construction Co. Ltd.	355,500	62,306,359
Hoya Corp.	4,359,700	223,927,354
Itochu Corp.	1,617,600	31,829,026
Kao Corp.	705,100	48,996,474
KDDI Corp.	1,930,400	48,990,275
Keyence Corp.	411,220	251,299,602
Minebea Mitsumi, Inc.	6,019,600	137,003,058
Misumi Group, Inc.	1,987,100	60,162,183
Mitsubishi UFJ Financial Group, Inc.	24,806,300	187,569,692
Morinaga & Co. Ltd.	1,150,300	59,785,988
Nabtesco Corp.	1,214,700	57,757,560
Nidec Corp.	585,300	94,200,412
Nitori Holdings Co. Ltd.	870,200	138,844,080
Olympus Corp.	2,136,800	82,318,171
ORIX Corp.	17,271,900	323,531,740
Outsourcing, Inc.	2,680,000	50,778,049
PALTAC Corp.	702,600	31,193,311
Panasonic Corp.	5,143,400	76,365,103
Recruit Holdings Co. Ltd.	6,269,800	153,113,866
Renesas Electronics Corp. (a)	7,491,600	88,282,692
Seria Co. Ltd.	408,300	24,359,160
Seven & i Holdings Co. Ltd.	961,400	39,667,185
Shin-Etsu Chemical Co. Ltd.	332,700	38,066,182
SMC Corp.	197,900	97,531,819
SoftBank Corp.	1,453,500	120,768,287
Sohgo Security Services Co., Ltd.	417,000	22,688,186
Sony Corp.	2,176,700	104,396,865
Start Today Co. Ltd.	862,000	25,469,787
Subaru Corp.	1,492,500	49,712,937
Sundrug Co. Ltd.	652,300	28,073,213
The Suruga Bank Ltd.	1,300,200	26,360,491
Tsubaki Nakashima Co. Ltd.	622,200	17,768,693
Tsuruha Holdings, Inc.	1,374,900	192,017,711
Welcia Holdings Co. Ltd.	2,053,200	87,361,625

TOTAL JAPAN		3,319,367,917

Korea (South) - 0.3%
LG Chemical Ltd.	142,080	57,374,132
Liberia - 0.0%
Royal Caribbean Cruises Ltd.	45,100	6,023,105
Luxembourg - 1.3%
B&M European Value Retail S.A.	30,657,233	181,035,748
Eurofins Scientific SA	121,655	79,296,401

TOTAL LUXEMBOURG		260,332,149

Netherlands - 5.5%
ASML Holding NV	793,900	161,129,944
IMCD Group BV	598,347	39,966,821
ING Groep NV (Certificaten Van Aandelen)	7,323,400	143,796,978
Koninklijke Philips Electronics NV	2,611,400	106,440,087
LyondellBasell Industries NV Class A	902,900	108,203,536
RELX NV	5,698,127	126,739,839
Unilever NV (Certificaten Van Aandelen) (Bearer)	4,440,757	256,329,988
Wolters Kluwer NV	1,673,500	88,573,797
Yandex NV Series A (a)	1,152,700	44,644,071

TOTAL NETHERLANDS		1,075,825,061

New Zealand - 0.2%
Ryman Healthcare Group Ltd.	5,141,572	41,490,442
Norway - 1.4%
Schibsted ASA (A Shares)	1,334,000	42,863,677
Statoil ASA	9,808,900	229,835,487

TOTAL NORWAY		272,699,164

Philippines - 0.1%
Alliance Global Group, Inc. (a)	39,650,056	11,839,063
Russia - 0.3%
Sberbank of Russia sponsored ADR	3,035,800	61,171,370
Singapore - 0.2%
Broadcom Ltd.	160,500	39,808,815
South Africa - 1.1%
Capitec Bank Holdings Ltd.	171,200	11,570,136
FirstRand Ltd.	2,316,600	13,004,444
Naspers Ltd. Class N	685,779	195,811,649

TOTAL SOUTH AFRICA		220,386,229

Spain - 2.5%
Aedas Homes SAU(c)	495,801	19,328,638
Amadeus IT Holding SA Class A	2,363,700	183,357,040
CaixaBank SA	25,446,200	137,259,970
Masmovil Ibercom SA (a)	261,280	32,893,367
Neinor Homes SLU (c)	2,027,700	46,573,582
Prosegur Cash SA (c)	20,048,574	69,197,833

TOTAL SPAIN		488,610,430

Sweden - 2.5%
Alfa Laval AB	764,500	20,053,827
ASSA ABLOY AB (B Shares)	4,805,200	106,514,999
Coor Service Management Holding AB	4,479,900	37,693,038
Essity AB Class B	4,505,600	134,941,002
HEXPOL AB (B Shares)	2,575,600	27,635,754
Nordea Bank AB	13,885,600	171,351,888

TOTAL SWEDEN		498,190,508

Switzerland - 3.8%
Credit Suisse Group AG	8,319,605	160,909,713
Forbo Holding AG (Reg.)	5,420	9,165,813
Julius Baer Group Ltd.	1,160,960	79,753,625
Lonza Group AG	109,192	30,373,149
Roche Holding AG (participation certificate)	565,418	139,700,256
Sika AG	19,631	170,103,696
TE Connectivity Ltd.	99,800	10,232,494
UBS Group AG	7,058,437	143,330,066

TOTAL SWITZERLAND		743,568,812

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,399,900	199,359,469
Tripod Technology Corp.	4,764,000	15,346,939
United Microelectronics Corp.	96,782,000	47,179,252

TOTAL TAIWAN		261,885,660

Thailand - 0.3%
Kasikornbank PCL (For. Reg.)	8,291,900	61,156,734
United Kingdom - 13.4%
Admiral Group PLC	1,691,700	44,388,225
Aon PLC	217,200	30,879,324
Ascential PLC	5,602,349	28,906,636
Ashtead Group PLC	1,328,500	39,705,999
AstraZeneca PLC (United Kingdom)	899,664	62,448,618
Booker Group PLC	30,257,700	97,350,522
Bunzl PLC	3,052,370	89,278,495
Coca-Cola European Partners PLC	1,153,300	46,316,528
Compass Group PLC	4,332,488	91,195,737
Cranswick PLC	412,446	17,205,264
DS Smith PLC	1,647,805	11,777,727
Essentra PLC	6,775,348	49,206,187
Halma PLC	1,963,456	35,600,372
Hastings Group Holdings PLC (c)	9,177,290	38,335,364
Imperial Tobacco Group PLC	1,990,786	81,929,508
Indivior PLC (a)	12,553,300	71,776,455
Informa PLC	2,914,128	28,806,143
John Wood Group PLC	6,893,400	63,404,034
Liberty Global PLC Class A (a)	2,537,100	94,836,798
LivaNova PLC (a)	260,900	22,319,995
Lloyds Banking Group PLC	114,158,400	112,788,474
London Stock Exchange Group PLC	1,873,600	104,467,270
Melrose Industries PLC	41,826,495	134,452,958
Micro Focus International PLC	4,398,195	134,262,709
Polypipe Group PLC	2,112,048	11,869,216
Prudential PLC	11,404,863	308,730,594
Reckitt Benckiser Group PLC	2,069,287	199,831,277
Spectris PLC	1,751,700	64,889,776
St. James's Place Capital PLC	10,428,300	175,976,700
Standard Chartered PLC (United Kingdom) (a)	7,899,980	91,932,783
Standard Life PLC	16,150,456	97,572,362
Tesco PLC	22,674,900	67,414,505
The Weir Group PLC	2,584,900	81,074,061

TOTAL UNITED KINGDOM		2,630,930,616

United States of America - 7.1%
Alphabet, Inc. Class C (a)	121,803	142,502,202
Amgen, Inc.	610,600	113,602,130
British American Tobacco PLC sponsored ADR	4,460,700	303,773,670
Coty, Inc. Class A	6,029,400	118,236,534
DowDuPont, Inc.	816,300	61,695,954
MasterCard, Inc. Class A	885,800	149,700,200
Oceaneering International, Inc.	1,130,600	23,380,808
Qualcomm, Inc.	1,177,300	80,350,725
Quintiles Transnational Holdings, Inc. (a)	382,300	39,067,237
ResMed, Inc.	134,900	13,596,571
S&P Global, Inc.	806,600	146,075,260
Valero Energy Corp.	508,300	48,781,551
Visa, Inc. Class A	1,201,000	149,200,230

TOTAL UNITED STATES OF AMERICA		1,389,963,072

TOTAL COMMON STOCKS
(Cost $12,958,817,287)		18,998,485,350

Nonconvertible Preferred Stocks - 0.8%
Brazil - 0.1%
Itau Unibanco Holding SA	1,554,050	25,491,103
Germany - 0.7%
Henkel AG & Co. KGaA	621,400	86,870,806
Jungheinrich AG	376,900	18,614,661
Sartorius AG (non-vtg.)	258,784	30,924,478

TOTAL GERMANY		136,409,945

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $86,549,063)		161,901,048

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 1.39% (d)	386,581,443	386,658,759
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	26,728,841	26,731,514
TOTAL MONEY MARKET FUNDS
(Cost $413,353,988)		413,390,273
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $13,458,720,338)		19,573,776,671
NET OTHER ASSETS (LIABILITIES) - 0.2%		30,077,048
NET ASSETS - 100%		$19,603,853,719

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $440,326,191 or 2.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,201,675
Fidelity Securities Lending Cash Central Fund	404,517
Total	$1,606,192

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,090,792,511	$1,306,601,998	$784,190,513	$--
Consumer Staples	2,338,960,220	1,339,783,025	999,177,195	--
Energy	962,681,666	732,846,179	229,835,487	--
Financials	5,180,231,474	3,060,274,875	2,119,956,599	--
Health Care	2,002,036,090	804,301,860	1,197,734,230	--
Industrials	2,913,261,017	1,840,624,356	1,072,636,661	--
Information Technology	2,462,162,120	1,805,843,670	656,318,450	--
Materials	917,949,380	790,671,631	127,277,749	--
Real Estate	81,634,997	19,328,638	62,306,359	--
Telecommunication Services	204,399,613	34,641,051	169,758,562	--
Utilities	6,277,310	6,277,310	--	--
Money Market Funds	413,390,273	413,390,273	--	--
Total Investments in Securities:	$19,573,776,671	$12,154,584,866	$7,419,191,805	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$253,036,083
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Capital Appreciation Fund

January 31, 2018

IVF-QTLY-0318
1.813010.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Argentina - 0.5%
Banco Macro SA sponsored ADR	106,783	$11,590,227
Australia - 1.6%
Amcor Ltd.	1,077,179	12,637,947
CSL Ltd.	136,974	16,160,910
realestate.com.au Ltd.	182,070	10,805,339

TOTAL AUSTRALIA		39,604,196

Bailiwick of Jersey - 1.3%
Glencore Xstrata PLC	3,163,900	18,135,267
Wolseley PLC	174,896	13,499,006

TOTAL BAILIWICK OF JERSEY		31,634,273

Belgium - 0.5%
Umicore SA	240,853	12,666,955
Bermuda - 1.0%
Credicorp Ltd. (United States)	48,739	11,289,415
Hiscox Ltd.	603,912	12,124,547

TOTAL BERMUDA		23,413,962

Brazil - 1.6%
BM&F BOVESPA SA	1,760,400	14,410,305
CVC Brasil Operadora e Agencia de Viagens SA	689,200	11,925,799
Equatorial Energia SA	579,200	12,725,675

TOTAL BRAZIL		39,061,779

Canada - 3.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	246,555	12,899,036
Canadian National Railway Co.	211,828	16,977,239
Canadian Pacific Railway Ltd.	76,030	14,077,294
CCL Industries, Inc. Class B	258,962	12,385,963
Constellation Software, Inc.	20,634	13,338,455
Descartes Systems Group, Inc. (a)	411,000	11,628,293
Waste Connection, Inc. (Canada)	166,136	11,940,181

TOTAL CANADA		93,246,461

Cayman Islands - 3.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	174,804	35,710,709
New Oriental Education & Technology Group, Inc. sponsored ADR	146,008	13,445,877
Tencent Holdings Ltd.	751,900	44,427,852

TOTAL CAYMAN ISLANDS		93,584,438

China - 1.2%
Kweichow Moutai Co. Ltd. (A Shares)	85,400	10,382,222
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,488,000	17,623,593

TOTAL CHINA		28,005,815

Denmark - 0.5%
DSV de Sammensluttede Vognmaend A/S	149,900	12,328,084
Finland - 0.6%
Sampo Oyj (A Shares)	242,400	14,075,512
France - 7.7%
ALTEN	125,226	12,686,706
Capgemini SA	91,500	12,149,715
Dassault Systemes SA	108,363	12,495,897
Eiffage SA	104,970	12,727,589
Elis SA	397,529	11,104,923
Kering SA	29,714	15,044,320
Legrand SA	166,229	13,831,696
LVMH Moet Hennessy - Louis Vuitton SA	65,589	20,545,829
Orpea	92,198	11,515,524
Pernod Ricard SA	56,111	8,937,970
Rubis	162,660	11,995,861
SR Teleperformance SA	77,630	11,768,184
Thales SA	113,052	12,682,903
VINCI SA	156,452	16,909,145

TOTAL FRANCE		184,396,262

Germany - 7.9%
adidas AG	73,767	17,153,949
Deutsche Borse AG	110,400	14,188,181
Deutsche Post AG	312,702	14,780,113
Deutsche Wohnen AG (Bearer)	296,500	13,399,552
Fresenius Medical Care AG & Co. KGaA	125,700	14,488,427
Fresenius SE & Co. KGaA	183,500	16,057,065
Henkel AG & Co. KGaA	116,089	14,528,334
Infineon Technologies AG	472,700	13,763,234
SAP SE	199,473	22,568,485
Symrise AG	137,800	11,524,325
United Internet AG	159,086	11,594,026
Vonovia SE	278,900	13,750,314
Wirecard AG	96,611	12,030,723

TOTAL GERMANY		189,826,728

Hong Kong - 1.4%
AIA Group Ltd.	2,543,400	21,783,897
Techtronic Industries Co. Ltd.	1,881,500	12,531,067

TOTAL HONG KONG		34,314,964

India - 5.0%
Adani Ports & Special Economic Zone Ltd.	1,727,014	11,652,454
Eicher Motors Ltd.	28,299	11,987,271
HDFC Bank Ltd.	369,492	12,100,145
Housing Development Finance Corp. Ltd.	552,044	16,991,247
IndusInd Bank Ltd.	427,646	11,795,252
Kotak Mahindra Bank Ltd. (a)	701,067	12,231,722
Maruti Suzuki India Ltd.	80,212	12,001,134
Motherson Sumi Systems Ltd.	949,534	5,464,750
PC Jeweller Ltd.	1,341,538	10,244,107
Reliance Industries Ltd.	992,712	15,014,066

TOTAL INDIA		119,482,148

Indonesia - 1.0%
PT Bank Central Asia Tbk	7,396,200	12,553,956
PT Bank Rakyat Indonesia Tbk	45,322,000	12,525,033

TOTAL INDONESIA		25,078,989

Ireland - 1.6%
DCC PLC (United Kingdom)	119,100	12,522,161
Kerry Group PLC Class A	121,500	12,935,244
Kingspan Group PLC (Ireland)	261,708	12,087,157

TOTAL IRELAND		37,544,562

Israel - 0.5%
Frutarom Industries Ltd.	126,200	13,164,171
Italy - 0.9%
DiaSorin S.p.A.	121,700	11,777,983
Recordati SpA	202,649	9,226,130

TOTAL ITALY		21,004,113

Japan - 12.1%
Benefit One, Inc. (b)	481,400	12,163,795
Daifuku Co. Ltd.	166,000	11,176,891
Daikin Industries Ltd.	114,100	13,767,394
Daito Trust Construction Co. Ltd.	69,200	12,128,270
Fanuc Corp.	57,500	15,606,561
Hoya Corp.	263,500	13,534,156
Kansai Paint Co. Ltd.	480,400	11,882,643
Kao Corp.	209,800	14,578,727
Keyence Corp.	28,220	17,245,452
Komatsu Ltd.	370,100	14,545,855
Makita Corp.	241,600	11,414,187
Misumi Group, Inc.	382,400	11,577,685
Nabtesco Corp.	261,600	12,438,773
Nidec Corp.	91,900	14,790,736
Nissan Chemical Industries Co. Ltd.	280,800	11,481,135
Nitori Holdings Co. Ltd.	83,100	13,258,955
Recruit Holdings Co. Ltd.	524,600	12,811,180
Relo Holdings Corp.	396,400	11,771,868
Shin-Etsu Chemical Co. Ltd.	132,400	15,148,670
SMC Corp.	29,580	14,578,025
Sundrug Co. Ltd.	279,100	12,011,703
Tsuruha Holdings, Inc.	82,500	11,521,901

TOTAL JAPAN		289,434,562

Kenya - 0.5%
Safaricom Ltd.	41,339,600	11,944,351
Korea (South) - 1.3%
Samsung Electronics Co. Ltd.	13,131	30,624,414
Luxembourg - 0.5%
Eurofins Scientific SA	18,360	11,967,300
Mexico - 0.5%
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	607,205	11,817,362
Netherlands - 4.2%
ASML Holding NV (Netherlands)	96,360	19,535,897
Ferrari NV	113,000	13,473,946
Heineken NV (Bearer)	135,100	15,189,937
IMCD Group BV	178,900	11,949,695
Interxion Holding N.V. (a)	195,073	12,240,831
RELX NV	704,118	15,661,252
Wolters Kluwer NV	230,300	12,189,152

TOTAL NETHERLANDS		100,240,710

Philippines - 1.4%
Ayala Land, Inc.	12,965,400	11,167,279
SM Investments Corp.	545,839	10,890,218
SM Prime Holdings, Inc.	14,948,500	10,736,733

TOTAL PHILIPPINES		32,794,230

Russia - 0.7%
Sberbank of Russia	3,710,400	17,437,067
South Africa - 2.0%
Capitec Bank Holdings Ltd.	168,821	11,409,357
FirstRand Ltd.	2,344,400	13,160,502
Naspers Ltd. Class N	82,577	23,578,352

TOTAL SOUTH AFRICA		48,148,211

Spain - 1.1%
Amadeus IT Holding SA Class A	178,400	13,838,853
Grifols SA	397,600	12,790,220

TOTAL SPAIN		26,629,073

Sweden - 2.3%
ASSA ABLOY AB (B Shares)	610,800	13,539,366
Atlas Copco AB (A Shares)	339,700	15,929,028
Hexagon AB (B Shares)	232,000	13,817,130
Indutrade AB	382,160	11,785,033

TOTAL SWEDEN		55,070,557

Switzerland - 4.5%
Compagnie Financiere Richemont SA Series A	171,893	16,487,303
Givaudan SA	5,717	13,758,883
Julius Baer Group Ltd.	190,000	13,052,292
Kaba Holding AG (B Shares) (Reg.)	13,464	12,389,918
Lonza Group AG	50,347	14,004,661
Partners Group Holding AG	16,664	12,953,429
Schindler Holding AG (participation certificate)	50,315	12,617,267
Sika AG	1,597	13,838,093

TOTAL SWITZERLAND		109,101,846

Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	749,799	33,973,393
United Kingdom - 11.3%
Ashtead Group PLC	451,100	13,482,406
British American Tobacco PLC (United Kingdom)	392,100	26,798,740
Bunzl PLC	435,942	12,750,828
Compass Group PLC	683,888	14,395,347
Cranswick PLC	256,348	10,693,606
Croda International PLC	192,000	12,223,886
Diploma PLC	663,500	11,003,383
DS Smith PLC	1,635,900	11,692,636
Halma PLC	626,900	11,366,628
Hargreaves Lansdown PLC	453,700	11,965,754
InterContinental Hotel Group PLC	186,227	12,459,207
Intertek Group PLC	161,500	11,520,322
London Stock Exchange Group PLC	252,800	14,095,498
Prudential PLC	669,216	18,115,733
Reckitt Benckiser Group PLC	181,880	17,564,172
Rentokil Initial PLC	2,736,400	11,539,274
Rightmove PLC	182,354	11,425,933
Sage Group PLC	1,221,100	12,989,471
Schroders PLC	243,000	12,834,876
St. James's Place Capital PLC	706,300	11,918,754

TOTAL UNITED KINGDOM		270,836,454

United States of America - 12.1%
A.O. Smith Corp.	169,589	11,325,153
Adobe Systems, Inc. (a)	59,923	11,970,218
Alphabet, Inc. Class C (a)	10,430	12,202,474
Amazon.com, Inc. (a)	7,477	10,848,305
American Tower Corp.	86,043	12,708,551
Amphenol Corp. Class A	118,618	11,004,192
BlackRock, Inc. Class A	20,655	11,603,979
Cintas Corp.	68,949	11,614,459
Constellation Brands, Inc. Class A (sub. vtg.)	52,685	11,562,777
Equinix, Inc.	26,402	12,017,926
Facebook, Inc. Class A (a)	58,213	10,879,428
Fiserv, Inc. (a)	85,019	11,974,076
HEICO Corp. Class A	177,112	11,662,825
Home Depot, Inc.	58,372	11,726,935
MasterCard, Inc. Class A	70,476	11,910,444
Moody's Corp.	72,659	11,755,500
MSCI, Inc.	82,150	11,437,745
Northrop Grumman Corp.	34,325	11,688,692
S&P Global, Inc.	62,756	11,365,112
Sherwin-Williams Co.	26,632	11,108,474
Thermo Fisher Scientific, Inc.	52,872	11,849,144
TransDigm Group, Inc.	37,190	11,785,883
UnitedHealth Group, Inc.	50,689	12,002,141
Visa, Inc. Class A	96,756	12,019,998
Worldpay, Inc. (a)	145,382	11,675,628

TOTAL UNITED STATES OF AMERICA		291,700,059

TOTAL COMMON STOCKS
(Cost $1,766,185,986)		2,365,743,228

Nonconvertible Preferred Stocks - 0.7%
Brazil - 0.7%
Itau Unibanco Holding SA sponsored ADR
(Cost $11,230,186)	1,063,017	17,433,479

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.39% (c)	36,733,649	36,740,996
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	1,490,983	1,491,132
TOTAL MONEY MARKET FUNDS
(Cost $38,232,128)		38,232,128
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,815,648,300)		2,421,408,835
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(20,099,838)
NET ASSETS - 100%		$2,401,308,997

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$76,267
Fidelity Securities Lending Cash Central Fund	24,486
Total	$100,753

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$234,585,182	$184,293,095	$50,292,087	$--
Consumer Staples	179,604,369	97,129,126	82,475,243	--
Energy	15,014,066	15,014,066	--	--
Financials	395,822,109	320,928,691	74,893,418	--
Health Care	155,373,661	127,351,078	28,022,583	--
Industrials	602,887,998	427,568,405	175,319,593	--
Information Technology	483,893,894	366,352,974	117,540,920	--
Materials	181,649,048	143,136,600	38,512,448	--
Real Estate	97,680,493	73,780,355	23,900,138	--
Telecommunication Services	11,944,351	11,944,351	--	--
Utilities	24,721,536	24,721,536	--	--
Money Market Funds	38,232,128	38,232,128	--	--
Total Investments in Securities:	$2,421,408,835	$1,830,452,405	$590,956,430	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Nordic Fund

January 31, 2018

NOR-QTLY-0318
1.813058.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Bermuda - 3.1%
Vostok Emerging Finance Ltd. (depository receipt) (a)	9,489,995	$2,589,308
Vostok New Ventures Ltd. (depositary receipt) (a)	1,015,554	8,969,982

TOTAL BERMUDA		11,559,290

Canada - 1.7%
Lundin Mining Corp.	907,900	6,417,598
Denmark - 3.3%
A.P. Moller - Maersk A/S Series B	4,720	8,425,056
SimCorp A/S	60,200	3,824,199

TOTAL DENMARK		12,249,255

Finland - 12.8%
Caverion Corp. (a)(b)	482,700	4,069,221
Kamux Corp. (b)	1,100,000	9,477,993
Nokian Tyres PLC	276,200	13,949,827
Olvi PLC (A Shares)	289,146	10,446,586
Vaisala Oyj	156,772	8,933,989

TOTAL FINLAND		46,877,616

Malta - 5.3%
Kambi Group PLC (a)(b)	1,462,611	19,563,597
Norway - 10.2%
Schibsted ASA:
(A Shares)	311,400	10,005,809
(B Shares)	262,847	7,927,451
Skandiabanken ASA (c)	755,400	7,790,255
Zalaris ASA (A Shares) (d)	1,688,300	11,738,754

TOTAL NORWAY		37,462,269

Sweden - 58.6%
AcadeMedia AB (a)(c)	454,143	3,682,755
Addlife AB	227,375	5,251,621
AddTech AB (B Shares)	623,800	15,389,373
AF AB (B Shares)	545,300	13,079,062
Alimak Group AB (c)	605,900	10,195,858
Arjo AB (a)	4,870,800	15,947,746
Coor Service Management Holding AB	565,300	4,756,328
Dometic Group AB (c)	1,070,500	11,574,589
Elekta AB (B Shares)	623,100	5,949,573
Eltel AB (a)(b)(c)	4,842,050	17,549,582
Essity AB Class B	461,700	13,827,739
Getinge AB (B Shares)	1,056,000	14,459,879
Investor AB (B Shares)	307,650	15,035,218
Lagercrantz Group AB (B Shares)	447,800	4,716,735
Medicover AB Class B (b)	1,000,000	8,883,361
Momentum Group AB Class B	755,111	10,387,699
Net Entertainment NE AB	332,400	1,887,280
Nobia AB	1,118,000	9,030,660
Scandi Standard	1,334,600	10,687,098
Securitas AB (B Shares)	702,300	12,998,954
Systemair AB	670,479	10,057,313

TOTAL SWEDEN		215,348,423

United States of America - 3.5%
Autoliv, Inc. (depositary receipt)	84,800	12,773,969
TOTAL COMMON STOCKS
(Cost $296,772,380)		362,252,017

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.39% (e)	4,884,111	4,885,088
Fidelity Securities Lending Cash Central Fund 1.40% (e)(f)	4,922,712	4,923,204
TOTAL MONEY MARKET FUNDS
(Cost $9,808,292)		9,808,292
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $306,580,672)		372,060,309
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(4,397,077)
NET ASSETS - 100%		$367,663,232

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,793,039 or 13.8% of net assets.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,109
Fidelity Securities Lending Cash Central Fund	59,367
Total	$73,476

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Zalaris ASA (A Shares)	$10,024,798	$--	$--	$--	$--	$1,713,956	$11,738,754
Total	$10,024,798	$--	$--	$--	$--	$1,713,956	$11,738,754

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Latin America Fund

January 31, 2018

LAF-QTLY-0318
1.813035.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 72.2%
	Shares	Value
Argentina - 2.9%
Banco Macro SA sponsored ADR	90,453	$9,817,769
Loma Negra Compania Industrial Argentina SA ADR (a)	394,870	9,382,111

TOTAL ARGENTINA		19,199,880

Bermuda - 3.6%
Credicorp Ltd. (United States)	105,161	24,358,442
Brazil - 39.9%
Azul SA sponsored ADR	448,645	13,095,948
Banco do Brasil SA	1,992,117	24,810,798
BTG Pactual Participations Ltd. unit	1,204,316	7,994,753
CVC Brasil Operadora e Agencia de Viagens SA	909,200	15,732,642
Estacio Participacoes SA	3,370,118	37,075,529
Fleury SA	805,691	7,586,544
Grendene SA	1,250,608	11,481,571
Instituto Hermes Pardini SA	856,221	8,465,462
IRB Brasil Resseguros SA	1,106,856	13,045,337
Kroton Educacional SA	3,599,344	18,358,236
Localiza Rent A Car SA	1,530,167	12,381,577
Petrobras Distribuidora SA (a)	1,366,489	9,006,990
Qualicorp SA	2,207,647	21,196,460
Rumo SA	3,150,936	14,112,949
Ser Educacional SA	1,440,997	15,002,470
Smiles Fidelidade SA	860,158	22,178,901
Suzano Papel e Celulose SA	1,446,445	9,379,646
Vale SA	586,218	7,626,722

TOTAL BRAZIL		268,532,535

Luxembourg - 1.0%
Biotoscana Investments SA unit	1,139,155	6,721,944
Mexico - 15.7%
Banco del Bajio SA (b)	5,239,536	11,072,089
Credito Real S.A.B. de CV	12,136,823	16,302,635
Genomma Lab Internacional SA de CV (a)	12,684,964	13,937,836
Gruma S.A.B. de CV Series B	893,007	10,666,136
Grupo Aeroportuario Norte S.A.B. de CV	1,553,478	7,928,587
Grupo Cementos de Chihuahua S.A.B. de CV	1,551,516	8,733,022
Promotora y Operadora de Infraestructura S.A.B. de CV	1,748,760	13,739,771
Qualitas Controladora S.A.B. de CV	4,600,682	11,494,444
Unifin Financiera SAPI de CV	3,282,225	11,991,957

TOTAL MEXICO		105,866,477

Panama - 4.6%
Copa Holdings SA Class A	142,007	19,643,828
Intergroup Financial Services Corp.	281,654	11,350,656

TOTAL PANAMA		30,994,484

Spain - 1.9%
Prosegur Cash SA (b)	3,595,703	12,410,601
United Kingdom - 1.1%
British American Tobacco PLC (United Kingdom)	111,410	7,614,506
United States of America - 1.5%
First Cash Financial Services, Inc.	141,040	10,310,024
TOTAL COMMON STOCKS
(Cost $332,974,494)		486,008,893

Nonconvertible Preferred Stocks - 26.4%
Brazil - 26.4%
Alpargatas SA (PN)	1,784,953	8,952,777
Itau Unibanco Holding SA	4,009,013	65,759,892
Itausa-Investimentos Itau SA (PN)	15,704,068	65,310,390
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	6,099,786	37,716,819
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $72,878,688)		177,739,878

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.39% (c)	5,001,239	5,002,239
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	356	356
TOTAL MONEY MARKET FUNDS
(Cost $5,002,595)		5,002,595
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $410,855,777)		668,751,366
NET OTHER ASSETS (LIABILITIES) - 0.6%		3,997,064
NET ASSETS - 100%		$672,748,430

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,482,690 or 3.5% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,966
Fidelity Securities Lending Cash Central Fund	46
Total	$7,012

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$148,861,205	$148,861,205	$--	$--
Consumer Staples	18,280,642	10,666,136	7,614,506	--
Energy	37,716,819	37,716,819	--	--
Financials	284,957,698	284,957,698	--	--
Health Care	57,908,246	57,908,246	--	--
Industrials	80,902,660	80,902,660	--	--
Materials	35,121,501	35,121,501	--	--
Money Market Funds	5,002,595	5,002,595	--	--
Total Investments in Securities:	$668,751,366	$661,136,860	$7,614,506	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Japan Fund

January 31, 2018

JPN-QTLY-0318
1.813056.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 19.4%
Auto Components - 2.7%
Bridgestone Corp.	123,900	$6,047,071
DaikyoNishikawa Corp.	93,800	1,532,385
Sumitomo Electric Industries Ltd.	243,600	4,169,249
		11,748,705
Automobiles - 5.3%
Honda Motor Co. Ltd.	240,100	8,467,311
Subaru Corp.	150,700	5,019,591
Suzuki Motor Corp.	170,200	9,775,450
		23,262,352
Household Durables - 7.1%
Panasonic Corp.	459,200	6,817,836
Rinnai Corp.	33,200	3,134,683
Sekisui Chemical Co. Ltd.	106,300	2,032,500
Sekisui House Ltd.	104,300	1,916,342
Sony Corp.	365,000	17,505,791
		31,407,152
Internet & Direct Marketing Retail - 0.9%
Ctrip.com International Ltd. ADR (a)	47,800	2,236,084
Start Today Co. Ltd.	55,600	1,642,831
		3,878,915
Leisure Products - 0.3%
Bandai Namco Holdings, Inc.	46,600	1,525,006
Media - 1.7%
Dentsu, Inc.	105,400	4,729,238
LIFULL Co. Ltd.	334,900	2,856,032
		7,585,270
Specialty Retail - 1.4%
Nitori Holdings Co. Ltd.	20,000	3,191,084
USS Co. Ltd.	127,000	2,844,346
		6,035,430

TOTAL CONSUMER DISCRETIONARY		85,442,830

CONSUMER STAPLES - 8.7%
Food & Staples Retailing - 4.7%
Ain Holdings, Inc.	33,900	2,075,292
San-A Co. Ltd.	42,700	2,109,007
Seven & i Holdings Co. Ltd.	165,900	6,845,003
Sundrug Co. Ltd.	78,500	3,378,426
Tsuruha Holdings, Inc.	19,600	2,737,324
Welcia Holdings Co. Ltd.	87,100	3,706,019
		20,851,071
Food Products - 1.2%
Japan Meat Co. Ltd.	85,000	1,463,225
Morinaga & Co. Ltd.	72,700	3,778,529
		5,241,754
Personal Products - 2.1%
Kao Corp.	80,100	5,566,044
Kose Corp.	20,000	3,453,982
		9,020,026
Tobacco - 0.7%
Japan Tobacco, Inc.	91,400	3,028,978

TOTAL CONSUMER STAPLES		38,141,829

FINANCIALS - 11.8%
Banks - 5.3%
Mitsubishi UFJ Financial Group, Inc.	2,281,700	17,252,785
Shinsei Bank Ltd.	211,700	3,701,479
The Suruga Bank Ltd.	118,000	2,392,353
		23,346,617
Consumer Finance - 0.7%
AEON Financial Service Co. Ltd.	128,600	3,217,322
Diversified Financial Services - 3.3%
ORIX Corp.	785,600	14,715,609
Insurance - 2.5%
Sony Financial Holdings, Inc.	173,600	3,192,989
Tokio Marine Holdings, Inc.	161,800	7,650,213
		10,843,202

TOTAL FINANCIALS		52,122,750

HEALTH CARE - 7.6%
Biotechnology - 0.6%
PeptiDream, Inc. (a)(b)	65,500	2,691,661
Health Care Equipment & Supplies - 6.1%
Hoya Corp.	250,600	12,871,573
Nakanishi, Inc.	26,500	1,443,569
Olympus Corp.	223,300	8,602,418
Paramount Bed Holdings Co. Ltd.	76,500	4,032,264
		26,949,824
Health Care Providers & Services - 0.9%
Ship Healthcare Holdings, Inc.	120,800	3,932,720

TOTAL HEALTH CARE		33,574,205

INDUSTRIALS - 18.6%
Building Products - 2.5%
Daikin Industries Ltd.	55,500	6,696,673
Toto Ltd.	77,500	4,449,768
		11,146,441
Commercial Services & Supplies - 1.1%
Sohgo Security Services Co., Ltd.	87,900	4,782,474
Construction & Engineering - 1.0%
Toshiba Plant Systems & Services Corp.	217,700	4,294,192
Electrical Equipment - 2.6%
Nidec Corp.	70,500	11,346,539
Machinery - 3.4%
Komatsu Ltd.	67,900	2,668,640
Minebea Mitsumi, Inc.	205,100	4,667,972
SMC Corp.	15,500	7,638,925
		14,975,537
Professional Services - 2.0%
Benefit One, Inc. (b)	136,600	3,451,546
Funai Soken Holdings, Inc.	60,000	1,426,744
Outsourcing, Inc.	210,100	3,980,772
		8,859,062
Road & Rail - 2.9%
East Japan Railway Co.	109,600	10,939,695
Hitachi Transport System Ltd.	75,500	1,962,664
		12,902,359
Trading Companies & Distributors - 3.1%
Misumi Group, Inc.	238,300	7,214,860
Mitsui & Co. Ltd.	244,900	4,308,888
Trusco Nakayama Corp.	79,700	2,362,843
		13,886,591

TOTAL INDUSTRIALS		82,193,195

INFORMATION TECHNOLOGY - 14.5%
Electronic Equipment & Components - 7.2%
Azbil Corp.	73,500	3,425,670
Iriso Electronics Co. Ltd.	31,200	1,979,896
Murata Manufacturing Co. Ltd.	22,800	3,371,734
Shimadzu Corp.	518,400	13,168,250
TDK Corp.	47,700	4,415,573
Topcon Corp.	213,900	5,445,759
		31,806,882
Internet Software & Services - 3.2%
DeNA Co. Ltd.	135,000	2,932,053
Kakaku.com, Inc.	297,000	5,218,166
SMS Co., Ltd.	83,700	2,974,684
Yahoo! Japan Corp.	639,300	3,083,584
		14,208,487
IT Services - 1.0%
IT Holdings Corp.	62,800	2,228,186
Otsuka Corp.	22,300	1,877,395
		4,105,581
Semiconductors & Semiconductor Equipment - 1.5%
Renesas Electronics Corp. (a)	144,300	1,700,464
Sumco Corp.	185,400	5,045,905
		6,746,369
Software - 1.6%
Nintendo Co. Ltd.	15,100	6,839,013

TOTAL INFORMATION TECHNOLOGY		63,706,332

MATERIALS - 10.1%
Chemicals - 9.4%
Axalta Coating Systems Ltd. (a)	75,200	2,368,800
Daicel Chemical Industries Ltd.	179,300	2,180,301
Hitachi Chemical Co. Ltd.	116,100	2,974,085
JSR Corp.	193,000	4,587,629
Kansai Paint Co. Ltd.	148,200	3,665,711
KH Neochem Co. Ltd.	48,600	1,420,265
Nissan Chemical Industries Co. Ltd.	72,700	2,972,502
Nitto Denko Corp.	12,300	1,130,123
Okamoto Industries, Inc.	113,000	1,279,864
Shin-Etsu Chemical Co. Ltd.	77,400	8,855,794
Sumitomo Chemical Co. Ltd.	460,000	3,384,661
Tokyo Ohka Kogyo Co. Ltd.	46,900	2,153,158
Toray Industries, Inc.	451,200	4,501,127
		41,474,020
Construction Materials - 0.7%
Taiheiyo Cement Corp.	68,100	2,890,100

TOTAL MATERIALS		44,364,120

REAL ESTATE - 0.8%
Real Estate Management & Development - 0.8%
Investors Cloud Co. Ltd. (b)	238,500	3,713,765
TELECOMMUNICATION SERVICES - 7.2%
Wireless Telecommunication Services - 7.2%
KDDI Corp.	439,200	11,146,150
SoftBank Corp.	249,200	20,705,509
		31,851,659
TOTAL COMMON STOCKS
(Cost $313,906,627)		435,110,685

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.39% (c)	6,778,256	6,779,612
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	4,201,547	4,201,968
TOTAL MONEY MARKET FUNDS
(Cost $10,982,000)		10,981,580
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $324,888,627)		446,092,265
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(5,131,079)
NET ASSETS - 100%		$440,961,186

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,758
Fidelity Securities Lending Cash Central Fund	45,166
Total	$61,924

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$85,442,830	$2,236,084	$83,206,746	$--
Consumer Staples	38,141,829	--	38,141,829	--
Financials	52,122,750	--	52,122,750	--
Health Care	33,574,205	--	33,574,205	--
Industrials	82,193,195	--	82,193,195	--
Information Technology	63,706,332	--	63,706,332	--
Materials	44,364,120	2,368,800	41,995,320	--
Real Estate	3,713,765	--	3,713,765	--
Telecommunication Services	31,851,659	--	31,851,659	--
Money Market Funds	10,981,580	10,981,580	--	--
Total Investments in Securities:	$446,092,265	$15,586,464	$430,505,801	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Asia Fund

January 31, 2018

SEA-QTLY-0318
1.813038.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Australia - 1.9%
Blue Sky Alternative Investments Ltd.	764,631	$8,552,018
Netwealth Group Ltd.	1,142,243	5,706,600
SpeedCast International Ltd.	1,458,110	6,415,200
Woodside Petroleum Ltd.	305,727	8,159,272

TOTAL AUSTRALIA		28,833,090

Bermuda - 4.0%
Cheung Kong Infrastructure Holdings Ltd.	1,486,500	13,235,250
China Resource Gas Group Ltd.	3,300,000	10,862,687
Hongkong Land Holdings Ltd.	1,662,400	11,969,280
Man Wah Holdings Ltd.	8,595,200	9,141,667
Tai Cheung Holdings Ltd.	4,128,000	5,134,506
Vtech Holdings Ltd.	714,900	9,888,232

TOTAL BERMUDA		60,231,622

Cayman Islands - 19.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	420,600	85,924,374
Geely Automobile Holdings Ltd.	3,371,000	10,794,750
International Housewares Retail Co. Ltd.	11,010,400	2,097,179
JD.com, Inc. sponsored ADR (a)	461,100	22,699,953
NetEase, Inc. ADR	58,200	18,633,312
Silergy Corp.	358,000	7,631,248
SITC International Holdings Co. Ltd.	8,326,000	9,579,107
Tencent Holdings Ltd.	2,035,400	120,266,584
Value Partners Group Ltd.	8,561,000	10,921,974
Xinyi Glass Holdings Ltd.	4,612,000	7,015,883

TOTAL CAYMAN ISLANDS		295,564,364

China - 15.4%
China Construction Bank Corp. (H Shares)	32,058,000	36,804,880
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,131,400	10,816,869
Gree Electric Appliances, Inc. of Zhuhai Class A	2,246,300	19,981,240
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	2,279,400	14,461,910
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,133,937	13,647,706
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	821,458	16,974,378
Kweichow Moutai Co. Ltd. (A Shares)	196,081	23,837,897
PICC Property & Casualty Co. Ltd. (H Shares)	4,617,120	9,585,247
Qingdao Port International Co. Ltd. (b)	14,340,000	10,558,877
Shanghai International Airport Co. Ltd. (A Shares)	1,882,869	14,038,883
Shenzhen Expressway Co. (H Shares)	6,500,000	6,830,166
Shenzhen Inovance Technology Co. Ltd. Class A	2,046,588	9,138,181
Suofeiya Home Collection Co. Ltd. Class A	1,437,861	8,759,136
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	3,496,260	12,681,225
Weifu High-Technology Co. Ltd. (B Shares)	229,639	512,843
Yunnan Baiyao Group Co. Ltd.	1,078,805	17,346,515
Zhengzhou Yutong Bus Co. Ltd.	2,497,200	8,704,145

TOTAL CHINA		234,680,098

Hong Kong - 7.8%
AIA Group Ltd.	5,239,400	44,874,793
China Resources Beer Holdings Co. Ltd.	3,622,666	13,684,593
CSPC Pharmaceutical Group Ltd.	8,108,000	17,993,248
Dah Sing Banking Group Ltd.	3,883,600	9,184,432
Power Assets Holdings Ltd.	1,307,500	11,624,785
Sino Land Ltd.	3,122,000	5,754,986
Techtronic Industries Co. Ltd.	2,276,500	15,161,825

TOTAL HONG KONG		118,278,662

India - 17.3%
Adani Ports & Special Economic Zone Ltd.	1,453,341	9,805,936
Amara Raja Batteries Ltd.	500,360	6,377,307
Asian Paints Ltd.	513,883	9,122,313
Axis Bank Ltd.	1,973,826	18,433,970
Bajaj Corp. Ltd.	511,162	3,957,565
Bharat Petroleum Corp. Ltd.	1,349,287	10,450,818
Bharti Infratel Ltd.	1,298,631	7,182,721
CCL Products (India) Ltd. (a)	1,176,652	5,458,399
Gujarat Gas Ltd. (a)	410,763	5,401,120
Havells India Ltd.	739,955	6,081,112
HDFC Bank Ltd.	673,057	22,041,309
Housing Development Finance Corp. Ltd.	954,078	29,365,368
Indian Oil Corp. Ltd.	1,139,633	7,487,582
Indraprastha Gas Ltd. (a)	3,293,568	15,786,430
Oberoi Realty Ltd. (a)	897,099	7,463,593
Petronet LNG Ltd.	2,593,233	10,393,740
Power Grid Corp. of India Ltd.	4,963,679	15,134,691
Redington India Ltd.	533,540	1,498,378
Reliance Industries Ltd.	2,206,927	33,378,208
Sterlite Optical Technologies Ltd. (a)	1,443,471	8,149,616
Torrent Pharmaceuticals Ltd.	271,806	5,826,125
UPL Ltd. (a)	762,454	9,021,453
Vakrangee Ltd.	1,955,484	11,221,882
VST Industries Ltd.	58,615	2,996,918

TOTAL INDIA		262,036,554

Indonesia - 2.8%
PT Bank Central Asia Tbk	14,305,800	24,281,981
PT Bank Rakyat Indonesia Tbk	66,727,600	18,440,611

TOTAL INDONESIA		42,722,592

Israel - 0.2%
Sarine Technologies Ltd.	3,165,100	2,654,071
Japan - 3.0%
Disco Corp.	59,000	13,914,387
Nissan Chemical Industries Co. Ltd.	268,800	10,990,488
SMC Corp.	19,500	9,610,260
SoftBank Corp.	137,300	11,407,971

TOTAL JAPAN		45,923,106

Korea (South) - 9.1%
Coway Co. Ltd.	122,432	10,895,103
Hyundai Fire & Marine Insurance Co. Ltd.	198,357	8,594,027
KB Financial Group, Inc.	285,446	17,918,483
Korea Zinc Co. Ltd.	11,540	5,555,363
LG Chemical Ltd.	31,416	12,686,274
Loen Entertainment, Inc.	105,737	10,892,010
LS Industrial Systems Ltd.	107,717	6,937,499
Osstem Implant Co. Ltd. (a)	104,731	5,648,726
Samsung Electronics Co. Ltd.	25,388	59,210,466

TOTAL KOREA (SOUTH)		138,337,951

Malaysia - 0.3%
Bursa Malaysia Bhd	1,437,400	4,016,319
Multi-National - 1.3%
HKT Trust/HKT Ltd. unit	16,208,300	20,201,712
Philippines - 1.5%
Ayala Land, Inc.	14,075,000	12,122,993
Bank of the Philippine Islands (BPI)	4,327,660	10,041,014

TOTAL PHILIPPINES		22,164,007

Singapore - 0.6%
Wing Tai Holdings Ltd.	5,290,700	9,760,249
Taiwan - 9.2%
E.SUN Financial Holdings Co. Ltd.	16,175,552	10,643,452
Largan Precision Co. Ltd.	63,000	8,646,995
Micro-Star International Co. Ltd.	2,708,000	8,937,110
Nien Made Enterprise Co. Ltd.	714,000	7,340,770
Taiwan Semiconductor Manufacturing Co. Ltd.	9,442,892	82,428,157
United Microelectronics Corp.	23,411,000	11,412,385
Voltronic Power Technology Corp.	552,000	9,780,291

TOTAL TAIWAN		139,189,160

Thailand - 2.6%
Bangkok Bank PCL (For. Reg.)	2,007,100	14,226,571
Kasikornbank PCL (For. Reg.)	2,118,500	15,624,952
Thai Beverage PCL	14,801,000	10,380,332

TOTAL THAILAND		40,231,855

TOTAL COMMON STOCKS
(Cost $998,436,879)		1,464,825,412

Nonconvertible Preferred Stocks - 0.9%
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.
(Cost $12,492,817)	6,999	13,797,869

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.39%(c)
(Cost $41,866,929)	41,858,557	41,866,929
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,052,796,625)		1,520,490,210
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,277,224)
NET ASSETS - 100%		$ 1,518,212,986

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,558,877 or 0.7% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$130,424
Fidelity Securities Lending Cash Central Fund	421
Total	$130,845

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$125,292,359	$125,292,359	$--	$--
Consumer Staples	77,290,082	77,290,082	--	--
Energy	69,869,620	69,869,620	--	--
Financials	330,074,870	253,310,198	76,764,672	--
Health Care	73,143,545	73,143,545	--	--
Industrials	110,095,835	100,485,575	9,610,260	--
Information Technology	476,022,905	248,001,392	228,021,513	--
Materials	47,375,891	36,385,403	10,990,488	--
Real Estate	52,205,607	52,205,607	--	--
Telecommunication Services	45,207,604	33,799,633	11,407,971	--
Utilities	72,044,963	72,044,963	--	--
Money Market Funds	41,866,929	41,866,929	--	--
Total Investments in Securities:	$1,520,490,210	$1,183,695,306	$336,794,904	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® China Region Fund

January 31, 2018

HKC-QTLY-0318
1.813032.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Automobiles - 1.6%
Geely Automobile Holdings Ltd.	6,573,000	$21,048,321
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,808,000	6,360,729
		27,409,050
Diversified Consumer Services - 1.7%
New Oriental Education & Technology Group, Inc. sponsored ADR	229,800	21,162,282
ZTO Express (Cayman), Inc. sponsored ADR (a)	471,400	7,452,834
		28,615,116
Hotels, Restaurants & Leisure - 0.9%
Melco Crown Entertainment Ltd. sponsored ADR	400,000	11,912,000
Summit Ascent Holdings Ltd. (a)(b)	31,652,000	3,560,655
		15,472,655
Household Durables - 3.3%
Hangzhou Robam Appliances Co. Ltd. Class A	1,408,391	11,983,686
Midea Group Co. Ltd. Class A	2,123,600	20,199,999
Sundart Holdings Ltd.	20,000,000	11,095,984
Techtronic Industries Co. Ltd.	1,913,500	12,744,192
		56,023,861
Internet & Direct Marketing Retail - 2.9%
Ctrip.com International Ltd. ADR (a)	99,400	4,649,932
JD.com, Inc. sponsored ADR (a)	525,700	25,880,211
Vipshop Holdings Ltd. ADR (a)	1,073,800	17,749,914
		48,280,057
Media - 1.7%
Naspers Ltd. Class N	99,700	28,467,511
Specialty Retail - 0.4%
Chow Tai Fook Jewellery Group Ltd.	5,333,800	5,972,923
Textiles, Apparel & Luxury Goods - 1.3%
Prada SpA	2,500,000	10,210,734
Shenzhou International Group Holdings Ltd.	1,191,000	12,294,203
		22,504,937

TOTAL CONSUMER DISCRETIONARY		232,746,110

CONSUMER STAPLES - 5.3%
Beverages - 4.9%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,242,989	25,684,776
Kweichow Moutai Co. Ltd. (A Shares)	204,882	24,907,850
Wuliangye Yibin Co. Ltd. Class A	2,363,756	31,715,706
		82,308,332
Food & Staples Retailing - 0.4%
COFCO Meat Holdings Ltd. (a)(b)	34,841,000	7,037,101

TOTAL CONSUMER STAPLES		89,345,433

ENERGY - 3.6%
Energy Equipment & Services - 1.4%
China Oilfield Services Ltd. (H Shares)	19,464,000	23,214,527
Oil, Gas & Consumable Fuels - 2.2%
CNOOC Ltd.	18,768,000	29,500,721
PetroChina Co. Ltd. (H Shares)	10,832,000	8,548,693
		38,049,414

TOTAL ENERGY		61,263,941

FINANCIALS - 12.5%
Banks - 4.0%
China Construction Bank Corp. (H Shares)	33,810,000	38,816,301
Industrial & Commercial Bank of China Ltd. (H Shares)	29,680,000	28,076,419
		66,892,720
Capital Markets - 1.1%
CITIC Securities Co. Ltd. (H Shares)	4,092,500	10,881,734
Shanghai International Airport Co. Ltd. ELS (UBS Warrant Programme) warrants 5/11/18 (c)	1,119,000	8,343,390
		19,225,124
Insurance - 7.4%
AIA Group Ltd.	5,240,400	44,883,358
China Life Insurance Co. Ltd. (H Shares)	5,682,000	19,132,441
China Pacific Insurance (Group) Co. Ltd. (H Shares)	4,724,600	23,977,376
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,041,500	36,022,956
		124,016,131

TOTAL FINANCIALS		210,133,975

HEALTH CARE - 4.2%
Health Care Providers & Services - 0.4%
China Resources Phoenix Health	4,880,500	7,049,996
Life Sciences Tools & Services - 0.2%
JHL Biotech, Inc. (a)	1,544,000	3,192,822
Pharmaceuticals - 3.6%
CSPC Pharmaceutical Group Ltd.	10,164,000	22,555,916
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	32	385
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	4,390,487	15,924,661
YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	3,291,400	13,464,082
Yunnan Baiyao Group Co. Ltd.	559,400	8,994,805
		60,939,849

TOTAL HEALTH CARE		71,182,667

INDUSTRIALS - 3.1%
Commercial Services & Supplies - 0.6%
Focused Photonics Hangzhou, Inc.	2,643,902	10,514,564
Construction & Engineering - 0.1%
China State Construction International Holdings Ltd.	1,126,250	1,629,774
Machinery - 1.8%
Han's Laser Technology Industry Group Co. Ltd.	821,758	6,447,262
Sany Heavy Industry Co. Ltd. Class A	7,886,277	11,524,438
Shenzhen Inovance Technology Co. Ltd. Class A	2,692,250	12,021,114
		29,992,814
Transportation Infrastructure - 0.6%
Shanghai International Airport Co. Ltd. (A Shares)	1,393,831	10,392,561

TOTAL INDUSTRIALS		52,529,713

INFORMATION TECHNOLOGY - 42.2%
Communications Equipment - 0.7%
Nanfang Communication Holdings Ltd.	20,308,000	12,383,164
Electronic Equipment & Components - 5.2%
AVIC Jonhon OptronicTechnology Co. Ltd.	2,918,766	17,000,763
Chroma ATE, Inc.	3,145,000	17,891,671
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	3,655,950	23,195,587
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,778,400	11,938,809
Largan Precision Co. Ltd.	101,000	13,862,643
Lens Technology Co. Ltd. Class A	1,006,855	4,290,757
		88,180,230
Internet Software & Services - 24.5%
58.com, Inc. ADR (a)	219,500	17,533,660
Alibaba Group Holding Ltd. sponsored ADR (a)	715,300	146,128,637
Momo, Inc. ADR (a)	300,000	9,459,000
NetEase, Inc. ADR	113,600	36,370,176
Tencent Holdings Ltd.	3,405,300	201,210,485
Weibo Corp. sponsored ADR (a)	9,970	1,291,813
		411,993,771
Semiconductors & Semiconductor Equipment - 11.0%
Advanced Semiconductor Engineering, Inc.	3,395,000	4,811,999
ASM Pacific Technology Ltd.	800,300	10,926,226
GlobalWafers Co. Ltd.	1,109,500	16,958,378
Himax Technologies, Inc. sponsored ADR	800,000	6,824,000
Nanya Technology Corp.	7,689,000	20,922,449
Silergy Corp.	457,000	9,741,565
Sino-American Silicon Products, Inc.	3,751,000	13,047,739
Taiwan Semiconductor Manufacturing Co. Ltd.	10,627,000	92,764,380
United Microelectronics Corp.	18,963,000	9,244,076
		185,240,812
Software - 0.1%
China City Railway Transportation Technology Holdings Co. Ltd. (a)	11,440,000	979,821
Technology Hardware, Storage & Peripherals - 0.7%
ADLINK Technology, Inc.	3,682,844	7,825,231
Advantech Co. Ltd.	380,587	2,973,794
		10,799,025

TOTAL INFORMATION TECHNOLOGY		709,576,823

MATERIALS - 4.5%
Construction Materials - 1.9%
BBMG Corp. (H Shares)	33,657,000	16,779,774
West China Cement Ltd. (a)	85,964,000	14,835,305
		31,615,079
Metals & Mining - 2.6%
Aluminum Corp. of China Ltd. (H Shares) (a)	9,772,000	6,608,706
China Molybdenum Co. Ltd. (H Shares)	9,999,000	7,694,832
Jiangxi Copper Co. Ltd. (H Shares)	4,214,000	7,132,284
Zhaojin Mining Industry Co. Ltd. (H Shares)	8,844,000	7,529,551
Zijin Mng Group Co. Ltd. (H Shares)	29,330,000	14,772,513
		43,737,886

TOTAL MATERIALS		75,352,965

REAL ESTATE - 1.1%
Real Estate Management & Development - 1.1%
Beijing Capital Land Ltd. (H Shares)	27,000,000	17,671,761
UTILITIES - 1.1%
Independent Power and Renewable Electricity Producers - 1.1%
Canvest Environmental Protection Group Co. Ltd.	16,700,000	9,670,764
Huaneng Renewables Corp. Ltd. (H Shares)	26,040,000	9,021,035
		18,691,799
TOTAL COMMON STOCKS
(Cost $999,551,787)		1,538,495,187

Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Internet & Direct Marketing Retail - 0.7%
China Internet Plus Holdings Ltd. Series A-11 (a)(d)(e)
(Cost $6,268,244)	1,983,088	11,083,598

Money Market Funds - 8.5%
Fidelity Cash Central Fund, 1.39% (f)	141,282,684	141,310,941
Fidelity Securities Lending Cash Central Fund 1.40% (f)(g)	2,139,831	2,140,045
TOTAL MONEY MARKET FUNDS
(Cost $143,450,986)		143,450,986
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,149,271,017)		1,693,029,771
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(10,334,874)
NET ASSETS - 100%		$1,682,694,897

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,343,390 or 0.5% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,083,598 or 0.7% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$6,268,244

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$220,679
Fidelity Securities Lending Cash Central Fund	83,964
Total	$304,643

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$243,829,708	$232,746,110	$--	$11,083,598
Consumer Staples	89,345,433	89,345,433	--	--
Energy	61,263,941	23,214,527	38,049,414	--
Financials	210,133,975	143,841,843	66,292,132	--
Health Care	71,182,667	71,182,667	--	--
Industrials	52,529,713	52,529,713	--	--
Information Technology	709,576,823	401,545,883	308,030,940	--
Materials	75,352,965	68,744,259	6,608,706	--
Real Estate	17,671,761	17,671,761	--	--
Utilities	18,691,799	18,691,799	--	--
Money Market Funds	143,450,986	143,450,986	--	--
Total Investments in Securities:	$1,693,029,771	$1,262,964,981	$418,981,192	$11,083,598

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$30,163,509
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Japan Smaller Companies Fund

January 31, 2018

JSC-QTLY-0318
1.813017.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value
CONSUMER DISCRETIONARY - 19.6%
Auto Components - 3.4%
Bridgestone Corp.	224,900	$10,976,482
Hi-Lex Corp.	271,100	6,946,804
Sumitomo Electric Industries Ltd.	644,500	11,030,711
		28,953,997
Automobiles - 2.0%
Isuzu Motors Ltd.	606,000	10,262,018
Subaru Corp.	218,000	7,261,253
		17,523,271
Distributors - 2.8%
Central Automotive Products Ltd.	885,000	14,197,156
Chori Co. Ltd.	196,100	3,530,051
PALTAC Corp.	140,000	6,215,576
		23,942,783
Diversified Consumer Services - 0.2%
Asante, Inc.	108,800	1,784,973
Hotels, Restaurants & Leisure - 2.7%
Koshidaka Holdings Co. Ltd.	411,600	22,837,460
Household Durables - 0.8%
Panasonic Corp.	445,000	6,607,005
Media - 1.2%
Daiichikosho Co. Ltd.	187,900	10,263,917
Specialty Retail - 5.3%
Arc Land Sakamoto Co. Ltd.	466,700	8,052,054
Fuji Corp. (a)	340,600	8,047,661
Nitori Holdings Co. Ltd.	68,600	10,945,419
VT Holdings Co. Ltd.	1,487,400	8,215,930
Workman Co. Ltd.	244,000	10,481,207
		45,742,271
Textiles, Apparel & Luxury Goods - 1.2%
Hagihara Industries, Inc.	565,600	10,509,693

TOTAL CONSUMER DISCRETIONARY		168,165,370

CONSUMER STAPLES - 8.7%
Food & Staples Retailing - 2.9%
Kirindo Holdings Co. Ltd.	301,100	5,330,507
Mitsubishi Shokuhin Co. Ltd.	342,300	10,205,316
San-A Co. Ltd.	184,000	9,087,992
		24,623,815
Food Products - 5.8%
Japan Meat Co. Ltd.	487,400	8,390,306
Kotobuki Spirits Co. Ltd. (a)	315,000	19,210,983
Morinaga & Co. Ltd.	189,700	9,859,517
S Foods, Inc.	282,700	12,332,781
		49,793,587

TOTAL CONSUMER STAPLES		74,417,402

ENERGY - 2.3%
Energy Equipment & Services - 0.9%
Shinko Plantech Co. Ltd.	798,000	8,260,764
Oil, Gas & Consumable Fuels - 1.4%
San-Ai Oil Co. Ltd.	820,800	11,989,471

TOTAL ENERGY		20,250,235

FINANCIALS - 8.7%
Banks - 2.7%
Mitsubishi UFJ Financial Group, Inc.	1,224,600	9,259,658
Shinsei Bank Ltd.	448,300	7,838,323
The Suruga Bank Ltd.	280,000	5,676,771
		22,774,752
Consumer Finance - 0.8%
AEON Financial Service Co. Ltd.	291,600	7,295,265
Diversified Financial Services - 2.8%
Fuyo General Lease Co. Ltd.	135,300	9,951,516
ORIX Corp.	731,800	13,707,845
		23,659,361
Insurance - 2.4%
T&D Holdings, Inc.	643,000	11,529,126
Tokio Marine Holdings, Inc.	199,500	9,432,741
		20,961,867

TOTAL FINANCIALS		74,691,245

HEALTH CARE - 5.0%
Health Care Equipment & Supplies - 2.2%
Medikit Co. Ltd.	216,100	10,948,642
Paramount Bed Holdings Co. Ltd.	138,900	7,321,327
		18,269,969
Health Care Providers & Services - 1.8%
A/S One Corp.	241,000	15,535,488
Pharmaceuticals - 1.0%
Astellas Pharma, Inc.	668,500	8,791,583

TOTAL HEALTH CARE		42,597,040

INDUSTRIALS - 22.6%
Air Freight & Logistics - 0.7%
AIT Corp.	525,400	6,054,340
Airlines - 1.0%
Japan Airlines Co. Ltd.	239,600	9,053,885
Building Products - 2.8%
Sekisui Jushi Corp.	581,300	13,269,394
Sinko Industries Ltd.	553,800	10,790,709
		24,060,103
Commercial Services & Supplies - 2.3%
Aeon Delight Co. Ltd.	281,300	10,285,316
ProNexus, Inc.	594,900	8,027,515
Secom Joshinetsu Co. Ltd.	27,000	1,080,886
		19,393,717
Construction & Engineering - 2.0%
Hokuriku Electrical Construction Co. Ltd.	859,300	8,822,912
Toshiba Plant Systems & Services Corp.	431,500	8,511,455
		17,334,367
Electrical Equipment - 1.7%
Aichi Electric Co. Ltd.	175,100	5,680,732
Denyo Co. Ltd.	543,100	9,160,360
		14,841,092
Machinery - 2.2%
Mitsubishi Heavy Industries Ltd.	254,700	9,611,096
NGK Insulators Ltd.	439,000	8,981,771
		18,592,867
Marine - 0.9%
Nippon Concept Corp.	560,000	7,433,646
Professional Services - 3.9%
Funai Soken Holdings, Inc.	396,480	9,427,926
Yamada Consulting Group Co. Ltd.	762,400	23,814,661
		33,242,587
Trading Companies & Distributors - 3.9%
Inaba Denki Sangyo Co. Ltd.	228,800	10,796,376
Mitani Shoji Co. Ltd.	120,000	5,794,675
Trusco Nakayama Corp.	302,500	8,968,131
Yuasa Trading Co. Ltd.	231,500	8,287,047
		33,846,229
Transportation Infrastructure - 1.2%
Kamigumi Co. Ltd.	462,000	10,168,411

TOTAL INDUSTRIALS		194,021,244

INFORMATION TECHNOLOGY - 11.3%
Electronic Equipment & Components - 2.8%
Amano Corp.	503,200	13,675,791
Dexerials Corp.	731,500	10,202,450
		23,878,241
Internet Software & Services - 0.6%
Aucnet, Inc.	366,800	5,122,315
IT Services - 3.9%
Fujitsu Ltd.	1,920,000	14,176,524
Otsuka Corp.	131,000	11,028,641
TKC Corp.	238,200	8,701,526
		33,906,691
Semiconductors & Semiconductor Equipment - 0.7%
Renesas Electronics Corp. (b)	489,900	5,773,091
Software - 1.8%
Broadleaf Co. Ltd.	624,000	6,402,931
Oracle Corp. Japan	114,200	9,223,780
		15,626,711
Technology Hardware, Storage & Peripherals - 1.5%
Elecom Co. Ltd.	543,500	12,981,333

TOTAL INFORMATION TECHNOLOGY		97,288,382

MATERIALS - 10.1%
Chemicals - 7.1%
C. Uyemura & Co. Ltd.	131,400	10,346,627
Lintec Corp.	458,000	13,121,811
Mitsubishi Chemical Holdings Corp.	1,479,800	16,139,151
Sakata INX Corp.	584,000	9,901,236
SK Kaken Co. Ltd.	103,000	11,765,978
		61,274,803
Construction Materials - 1.4%
Taiheiyo Cement Corp.	274,500	11,649,523
Metals & Mining - 1.6%
JFE Holdings, Inc.	572,000	13,598,979

TOTAL MATERIALS		86,523,305

REAL ESTATE - 1.3%
Real Estate Management & Development - 1.3%
Century21 Real Estate Japan Ltd.	325,400	4,162,700
Daito Trust Construction Co. Ltd.	42,400	7,431,194
		11,593,894
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
KDDI Corp.	121,900	3,093,615
UTILITIES - 2.3%
Electric Utilities - 1.1%
The Okinawa Electric Power Co., Inc.	356,592	9,103,559
Gas Utilities - 1.2%
Tokyo Gas Co. Ltd.	442,200	10,551,190

TOTAL UTILITIES		19,654,749

TOTAL COMMON STOCKS
(Cost $497,093,214)		792,296,481

Money Market Funds - 8.0%
Fidelity Cash Central Fund, 1.39% (c)	66,411,578	66,424,860
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	2,428,507	2,428,750
TOTAL MONEY MARKET FUNDS
(Cost $68,853,508)		68,853,610
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $565,946,722)		861,150,091
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,558,441)
NET ASSETS - 100%		$858,591,650

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$139,767
Fidelity Securities Lending Cash Central Fund	15,680
Total	$155,447

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$168,165,370	$--	$168,165,370	$--
Consumer Staples	74,417,402	--	74,417,402	--
Energy	20,250,235	--	20,250,235	--
Financials	74,691,245	--	74,691,245	--
Health Care	42,597,040	--	42,597,040	--
Industrials	194,021,244	--	194,021,244	--
Information Technology	97,288,382	--	97,288,382	--
Materials	86,523,305	--	86,523,305	--
Real Estate	11,593,894	--	11,593,894	--
Telecommunication Services	3,093,615	--	3,093,615	--
Utilities	19,654,749	--	19,654,749	--
Money Market Funds	68,853,610	68,853,610	--	--
Total Investments in Securities:	$861,150,091	$68,853,610	$792,296,481	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Small Cap Fund

January 31, 2018

ISC-QTLY-0318
1.813082.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Australia - 5.7%
Aub Group Ltd.	775,569	$8,093,148
Austal Ltd.	5,521,804	8,098,035
Challenger Ltd.	629,546	6,919,411
GUD Holdings Ltd.	1,477,482	14,596,204
Hansen Technologies Ltd.	1,162,407	3,559,337
Imdex Ltd. (a)	15,343,800	12,982,236
Inghams Group Ltd. (b)	5,496,812	14,882,553
Life Healthcare Group Ltd.	2,219,795	4,668,535
Nanosonics Ltd. (a)	3,578,790	8,161,123
Pact Group Holdings Ltd.	2,966,583	12,669,505
Reckon Ltd.	4,332,829	5,289,461
Servcorp Ltd.	1,911,931	8,719,988
Sigma Healthcare Ltd.	12,866,988	9,279,556
SomnoMed Ltd. (a)(b)	1,894,390	4,701,618

TOTAL AUSTRALIA		122,620,710

Austria - 2.5%
Andritz AG	206,332	12,378,207
BUWOG AG	422,446	15,157,698
IMMOFINANZ Immobilien Anlagen AG	4,998,543	12,796,650
Wienerberger AG	518,300	14,131,158

TOTAL AUSTRIA		54,463,713

Belgium - 0.6%
Barco NV	106,383	13,128,733
Bermuda - 1.7%
BW Offshore Ltd. (a)	1,659,938	8,268,575
China Resource Gas Group Ltd.	2,976,000	9,796,169
Hiscox Ltd.	629,899	12,646,280
Petra Diamonds Ltd. (a)(b)	6,676,306	5,687,612

TOTAL BERMUDA		36,398,636

Brazil - 1.4%
Banco ABC Brasil SA rights 2/2/18 (a)	61,809	125,965
Estacio Participacoes SA	1,746,300	19,211,492
Sul America SA unit	1,838,200	11,712,323

TOTAL BRAZIL		31,049,780

British Virgin Islands - 0.2%
Gem Diamonds Ltd. (a)	3,098,402	3,941,742
Canada - 5.6%
AutoCanada, Inc. (b)	637,584	11,922,302
Dorel Industries, Inc. Class B (sub. vtg.)	417,303	10,463,109
Genesis Land Development Corp.	2,108,722	6,291,878
Lassonde Industries, Inc. Class A (sub. vtg.)	67,269	13,836,632
McCoy Global, Inc. (a)	1,341,170	1,482,920
North West Co., Inc.	576,500	13,657,894
Open Text Corp.	342,996	11,745,522
Pinnacle Renewable Holds, Inc. (a)	647,400	5,921,341
Total Energy Services, Inc.	623,400	6,943,561
TransForce, Inc.	489,500	12,655,366
Western Forest Products, Inc.	6,294,500	14,635,992
Whitecap Resources, Inc.	1,752,553	12,809,310

TOTAL CANADA		122,365,827

Cayman Islands - 3.6%
AMVIG Holdings Ltd.	26,608,000	7,006,894
Best Pacific International Holdings Ltd. (b)	14,582,000	8,686,586
China High Precision Automation Group Ltd. (a)(c)	712,000	1
China Metal Recycling (Holdings) Ltd. (a)(c)	436,800	1
Haitian International Holdings Ltd.	2,192,000	6,851,182
Pico Far East Holdings Ltd.	20,466,000	8,188,859
Precision Tsugami China Corp. Ltd.	4,381,000	7,325,328
SITC International Holdings Co. Ltd.	16,206,000	18,645,088
Value Partners Group Ltd.	7,681,000	9,799,285
Xingda International Holdings Ltd.	27,548,629	10,987,545

TOTAL CAYMAN ISLANDS		77,490,769

Chile - 0.3%
Quinenco SA	2,326,244	7,590,402
China - 1.1%
Qingdao Port International Co. Ltd. (d)	16,680,000	12,281,874
Weifu High-Technology Co. Ltd. (B Shares)	5,061,564	11,303,781

TOTAL CHINA		23,585,655

Denmark - 1.2%
Jyske Bank A/S (Reg.)	173,403	10,028,997
Scandinavian Tobacco Group A/S (d)	799,571	16,192,830

TOTAL DENMARK		26,221,827

Finland - 2.2%
Amer Group PLC (A Shares)	496,345	14,007,070
Asiakastieto Group Oyj (d)	419,423	11,768,602
Cramo Oyj (B Shares)	264,310	6,444,946
Olvi PLC (A Shares)	270,275	9,764,794
Tikkurila Oyj	304,865	6,124,213

TOTAL FINLAND		48,109,625

France - 3.8%
Altarea SCA	52,830	13,478,968
Elis SA	412,500	11,523,136
Maisons du Monde SA (d)	177,960	7,644,740
Rexel SA	581,900	10,490,089
The Vicat Group	159,056	13,102,531
Thermador Groupe SA	68,283	10,893,813
Wendel SA	79,735	14,859,148

TOTAL FRANCE		81,992,425

Germany - 1.0%
Bertrandt AG	87,900	11,273,361
SHW Group	220,439	9,592,696

TOTAL GERMANY		20,866,057

Greece - 0.8%
Mytilineos Holdings SA (a)	1,320,916	16,563,831
Hong Kong - 2.3%
Dah Sing Banking Group Ltd.	6,300,800	14,900,935
Far East Horizon Ltd.	7,833,000	8,441,154
Magnificent Hotel Investment Ltd. (a)	220,316,000	6,562,179
Sino Land Ltd.	6,693,751	12,339,027
Techtronic Industries Co. Ltd.	1,109,500	7,389,433

TOTAL HONG KONG		49,632,728

India - 0.8%
PC Jeweller Ltd.	1,088,000	8,308,068
Torrent Pharmaceuticals Ltd.	445,609	9,551,569

TOTAL INDIA		17,859,637

Indonesia - 0.6%
PT ACE Hardware Indonesia Tbk	75,915,200	7,654,743
PT Media Nusantara Citra Tbk	48,359,400	5,508,316

TOTAL INDONESIA		13,163,059

Ireland - 1.3%
Mincon Group PLC	7,189,744	10,800,976
Origin Enterprises PLC	920,300	6,912,721
United Drug PLC (United Kingdom)	872,449	10,163,917

TOTAL IRELAND		27,877,614

Isle of Man - 0.7%
Playtech Ltd.	1,353,993	15,233,628
Israel - 0.8%
Frutarom Industries Ltd.	159,889	16,678,337
Italy - 0.8%
Banca Generali SpA	318,900	11,941,258
Banco di Desio e della Brianza SpA	2,182,831	6,287,418

TOTAL ITALY		18,228,676

Japan - 20.2%
A/S One Corp.	167,200	10,778,147
Aeon Delight Co. Ltd.	379,300	13,868,540
Arc Land Sakamoto Co. Ltd.	757,100	13,062,374
Aucnet, Inc.	430,600	6,013,274
Broadleaf Co. Ltd.	882,000	9,050,297
Central Automotive Products Ltd.	339,100	5,439,837
Daiwa Industries Ltd.	706,000	8,474,781
Dexerials Corp.	882,500	12,308,492
Funai Soken Holdings, Inc.	297,180	7,066,664
GMO Internet, Inc. (b)	523,600	9,592,882
Iida Group Holdings Co. Ltd.	891,351	17,689,199
Isuzu Motors Ltd.	794,800	13,459,162
Japan Meat Co. Ltd.	591,100	10,175,440
JSR Corp.	887,700	21,100,715
Kirindo Holdings Co. Ltd. (e)	627,000	11,100,059
Kotobuki Spirits Co. Ltd. (b)	137,000	8,355,253
Meitec Corp.	201,900	11,108,143
Minebea Mitsumi, Inc.	350,300	7,972,651
Mitani Shoji Co. Ltd.	270,600	13,066,992
Morinaga & Co. Ltd.	245,100	12,738,890
Nihon Parkerizing Co. Ltd.	715,000	12,427,350
Nitori Holdings Co. Ltd.	47,700	7,610,736
Otsuka Corp.	121,800	10,254,110
PALTAC Corp.	410,000	18,202,758
Paramount Bed Holdings Co. Ltd.	330,400	17,415,166
Renesas Electronics Corp. (a)	826,100	9,734,947
Ricoh Leasing Co. Ltd.	164,200	6,036,463
S Foods, Inc.	471,100	20,551,726
San-Ai Oil Co. Ltd.	737,100	10,766,860
Shinsei Bank Ltd.	734,500	12,842,401
Ship Healthcare Holdings, Inc.	517,500	16,847,539
TKC Corp.	242,200	8,847,647
Toshiba Plant Systems & Services Corp.	814,700	16,070,179
Tsuruha Holdings, Inc.	77,700	10,851,536
VT Holdings Co. Ltd.	1,290,400	7,127,764
Welcia Holdings Co. Ltd.	182,900	7,782,214
Yamada Consulting Group Co. Ltd. (b)	681,580	21,290,134

TOTAL JAPAN		437,081,322

Korea (South) - 1.3%
BGF Retail Co. Ltd. (a)	30,961	6,367,033
Hyundai Fire & Marine Insurance Co. Ltd.	304,956	13,212,541
NS Shopping Co. Ltd.	511,053	7,715,035

TOTAL KOREA (SOUTH)		27,294,609

Luxembourg - 0.3%
SAF-Holland SA	302,900	7,107,638
Mexico - 1.0%
Credito Real S.A.B. de CV	6,316,400	8,484,425
Genomma Lab Internacional SA de CV (a)	11,479,700	12,613,530

TOTAL MEXICO		21,097,955

Netherlands - 3.4%
Amsterdam Commodities NV	380,055	11,725,653
Arcadis NV	430,489	9,786,212
Basic-Fit NV (a)(d)	390,800	10,625,830
BinckBank NV	1,226,927	6,641,550
IMCD Group BV	162,300	10,840,892
Philips Lighting NV (d)	315,700	12,425,047
RHI Magnesita NV (a)	177,710	11,473,064

TOTAL NETHERLANDS		73,518,248

New Zealand - 0.9%
Air New Zealand Ltd.	4,432,101	10,060,009
EBOS Group Ltd.	747,060	10,124,539

TOTAL NEW ZEALAND		20,184,548

Norway - 0.8%
ABG Sundal Collier ASA	9,028,610	7,284,821
Ekornes A/S	668,399	10,075,103

TOTAL NORWAY		17,359,924

Philippines - 0.2%
Century Pacific Food, Inc.	16,448,300	5,000,924
Romania - 0.6%
Banca Transilvania SA	18,732,997	12,007,369
Singapore - 1.5%
Boustead Singapore Ltd.	8,076,629	5,079,447
Hour Glass Ltd.	8,112,100	4,143,244
Mapletree Industrial (REIT)	6,851,094	11,072,053
Wing Tai Holdings Ltd.	7,245,400	13,366,266

TOTAL SINGAPORE		33,661,010

South Africa - 0.5%
Clicks Group Ltd.	740,718	10,682,847
Spain - 0.6%
Hispania Activos Inmobiliarios SA	614,585	12,857,190
Sweden - 1.2%
AddTech AB (B Shares)	331,619	8,181,161
Coor Service Management Holding AB	631,700	5,315,005
Granges AB	1,259,621	13,251,765

TOTAL SWEDEN		26,747,931

Switzerland - 0.6%
Vontobel Holdings AG	189,045	13,659,174
Taiwan - 4.1%
King's Town Bank	7,312,000	10,462,002
Lumax International Corp. Ltd.	4,466,600	8,862,939
Makalot Industrial Co. Ltd.	2,667,540	12,112,923
Micro-Star International Co. Ltd.	3,451,000	11,389,205
Sporton International, Inc.	88,000	496,102
Test Research, Inc.	4,697,000	7,308,000
Tripod Technology Corp.	3,329,000	10,724,173
United Microelectronics Corp.	23,987,000	11,693,173
Yageo Corp.	735,457	9,754,172
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,089,000	5,856,173

TOTAL TAIWAN		88,658,862

Thailand - 1.4%
Delta Electronics PCL (For. Reg.)	3,153,200	7,752,120
Star Petroleum Refining PCL	25,263,500	13,470,640
TISCO Financial Group PCL	3,363,400	9,503,860

TOTAL THAILAND		30,726,620

Turkey - 0.3%
Aygaz A/S	1,319,000	5,596,779
United Kingdom - 16.2%
AEW UK REIT PLC (b)	4,299,768	6,105,026
Alliance Pharma PLC	9,271,765	9,083,516
Bond International Software PLC (a)(c)	899,666	13
Cineworld Group PLC (b)	1,232,576	9,021,626
Close Brothers Group PLC	428,763	9,582,184
Countrywide PLC (a)	5,028,907	6,062,109
Diploma PLC	484,351	8,032,403
Elementis PLC	2,956,300	12,130,782
Essentra PLC	1,512,955	10,987,885
Indivior PLC (a)	1,865,722	10,667,706
Informa PLC	1,618,236	15,996,256
ITE Group PLC	3,549,319	8,698,178
James Fisher and Sons PLC	255,100	5,469,276
Jardine Lloyd Thompson Group PLC	467,540	8,948,518
John Wood Group PLC	2,316,600	21,307,596
LivaNova PLC (a)	273,100	23,363,705
Luxfer Holdings PLC sponsored	997,509	14,423,980
McColl's Retail Group PLC	4,056,577	16,012,052
Mears Group PLC	2,493,651	14,162,441
Melrose Industries PLC	3,969,066	12,758,723
Micro Focus International PLC	830,240	25,344,554
Moneysupermarket.com Group PLC	2,720,500	13,079,109
PayPoint PLC	638,211	8,055,797
Sabre Insurance Group PLC (a)(d)	2,018,600	7,738,495
Sinclair Pharma PLC (a)(b)	17,026,643	5,524,051
Spectris PLC	270,356	10,015,037
Ten Entertainment Group PLC (e)	3,721,319	13,631,984
The Weir Group PLC	122,800	3,851,559
Topps Tiles PLC	5,536,375	7,302,704
Tullett Prebon PLC	1,887,314	14,202,425
Ultra Electronics Holdings PLC	399,497	8,655,866
Volution Group PLC	3,464,000	10,771,209

TOTAL UNITED KINGDOM		350,986,765

TOTAL COMMON STOCKS
(Cost $1,580,371,300)		2,039,293,126

Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.9%
Alpargatas SA (PN)	1,755,000	8,802,542
Banco ABC Brasil SA	1,741,322	10,362,670

TOTAL BRAZIL		19,165,212

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $12,667,264)		19,165,212

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 1.39% (f)	109,564,539	109,586,452
Fidelity Securities Lending Cash Central Fund 1.40% (f)(g)	6,340,554	6,341,188
TOTAL MONEY MARKET FUNDS
(Cost $115,918,883)		115,927,640
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,708,957,447)		2,174,385,978
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(8,003,268)
NET ASSETS - 100%		$2,166,382,710

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,677,418 or 3.6% of net assets.

 (e) Affiliated company

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$269,162
Fidelity Securities Lending Cash Central Fund	26,798
Total	$295,960

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Kirindo Holdings Co. Ltd.	$8,403,137	$--	$--	$--	$--	$2,696,922	$11,100,059
Ten Entertainment Group PLC	10,172,260	643,289	--	141,686	--	2,816,435	13,631,984
Total	$18,575,397	$643,289	$--	$141,686	$--	$5,513,357	$24,732,043

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$365,773,357	$277,260,186	$88,513,171	$--
Consumer Staples	190,398,221	108,843,103	81,555,118	--
Energy	80,518,738	69,751,878	10,766,860	--
Financials	282,917,050	263,912,221	19,004,829	--
Health Care	162,944,217	117,903,365	45,040,852	--
Industrials	413,836,065	314,917,981	98,918,084	--
Information Technology	234,242,934	156,748,098	77,494,822	14
Materials	194,187,955	160,659,889	33,528,065	1
Real Estate	118,246,853	118,246,853	--	--
Utilities	15,392,948	15,392,948	--	--
Money Market Funds	115,927,640	115,927,640	--	--
Total Investments in Securities:	$2,174,385,978	$1,719,564,162	$454,821,801	$15

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Small Cap Opportunities Fund

January 31, 2018

ILS-QTLY-0318
1.827842.112

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Australia - 2.2%
Accent Group Ltd. (a)	5,931,953	$4,254,171
Adelaide Brighton Ltd.	1,154,262	6,036,377
Beacon Lighting Group Ltd.	2,681,235	3,672,917
DuluxGroup Ltd.	1,697,063	9,982,702
Imdex Ltd. (b)	3,940,102	3,333,681
Quintis Ltd. (a)(b)(c)	2,011,191	16

TOTAL AUSTRALIA		27,279,864

Austria - 0.8%
Andritz AG	172,500	10,348,568
Bailiwick of Jersey - 0.5%
Integrated Diagnostics Holdings PLC	1,483,779	6,862,478
Belgium - 1.4%
KBC Ancora	257,848	17,431,143
Bermuda - 0.5%
Vostok New Ventures Ltd. (depositary receipt) (b)	701,789	6,198,621
Canada - 1.4%
McCoy Global, Inc. (b)	636,715	704,010
New Look Vision Group, Inc.	207,200	5,779,701
Pason Systems, Inc.	365,800	5,466,182
PrairieSky Royalty Ltd.	107,800	2,669,584
ShawCor Ltd. Class A	164,900	3,721,646

TOTAL CANADA		18,341,123

Cayman Islands - 0.7%
58.com, Inc. ADR (b)	61,100	4,880,668
Value Partners Group Ltd.	3,614,000	4,610,678

TOTAL CAYMAN ISLANDS		9,491,346

Denmark - 2.1%
Jyske Bank A/S (Reg.)	183,127	10,591,397
Scandinavian Tobacco Group A/S (d)	359,393	7,278,390
Spar Nord Bank A/S	756,369	8,996,432

TOTAL DENMARK		26,866,219

Finland - 0.6%
Tikkurila Oyj	401,746	8,070,386
France - 3.1%
Elis SA	752,442	21,019,373
Laurent-Perrier Group SA	51,163	6,098,057
Vetoquinol SA	106,184	7,145,335
Virbac SA (b)	32,652	5,010,632

TOTAL FRANCE		39,273,397

Germany - 4.9%
CompuGroup Medical AG	356,921	22,577,742
CTS Eventim AG	344,405	17,223,568
Fielmann AG	68,873	6,028,404
Nexus AG	281,358	9,396,709
WashTec AG	73,400	6,351,745

TOTAL GERMANY		61,578,168

India - 0.2%
Jyothy Laboratories Ltd.	500,746	2,876,375
Ireland - 1.5%
FBD Holdings PLC (b)	240,328	3,192,658
James Hardie Industries PLC CDI	894,067	15,712,779

TOTAL IRELAND		18,905,437

Isle of Man - 0.8%
Playtech Ltd.	935,331	10,523,308
Israel - 1.9%
Azrieli Group	59,105	3,220,091
Ituran Location & Control Ltd.	274,908	9,594,289
Strauss Group Ltd.	483,344	10,904,941

TOTAL ISRAEL		23,719,321

Italy - 2.7%
Azimut Holding SpA	259,397	5,906,477
Beni Stabili SpA SIIQ	6,204,975	5,743,173
Interpump Group SpA	637,443	22,982,760

TOTAL ITALY		34,632,410

Japan - 35.0%
Ai Holdings Corp.	202,400	5,415,512
Aoki Super Co. Ltd.	320,000	3,990,617
Artnature, Inc.	524,100	3,739,045
Asahi Co. Ltd.	326,700	4,177,793
Aucnet, Inc.	84,100	1,174,446
Azbil Corp.	621,200	28,952,728
Broadleaf Co. Ltd.	327,300	3,358,460
Central Automotive Products Ltd.	135,400	2,172,085
Century21 Real Estate Japan Ltd.	66,500	850,705
Coca-Cola West Co. Ltd.	160,275	5,677,929
Daiichikosho Co. Ltd.	227,300	12,416,117
Daikokutenbussan Co. Ltd.	174,500	8,119,249
Funai Soken Holdings, Inc.	353,550	8,407,091
GCA Savvian Group Corp.	555,461	5,812,258
Goldcrest Co. Ltd.	534,130	11,843,642
Iwatsuka Confectionary Co. Ltd.	21,400	1,068,671
Kobayashi Pharmaceutical Co. Ltd.	209,900	13,903,217
Koshidaka Holdings Co. Ltd.	195,200	10,830,593
Kusuri No Aoki Holdings Co. Ltd.	132,800	6,964,003
Lasertec Corp.	458,872	16,436,813
Medikit Co. Ltd.	96,100	4,868,878
Miroku Jyoho Service Co., Ltd.	164,800	5,050,556
Misumi Group, Inc.	481,400	14,575,046
Nabtesco Corp.	281,600	13,389,750
Nagaileben Co. Ltd.	515,800	13,244,499
Nakano Refrigerators Co. Ltd.	141,500	5,974,383
ND Software Co. Ltd.	97,942	1,162,610
Nihon Parkerizing Co. Ltd.	1,243,000	21,604,470
NS Tool Co. Ltd. (a)	116,800	3,180,978
OBIC Co. Ltd.	329,300	25,736,532
OSG Corp.	795,200	20,220,157
Paramount Bed Holdings Co. Ltd.	257,200	13,556,842
ProNexus, Inc.	472,400	6,374,513
San-Ai Oil Co. Ltd.	766,200	11,191,926
SHO-BOND Holdings Co. Ltd.	247,800	19,939,797
Shoei Co. Ltd.	314,426	14,435,967
SK Kaken Co. Ltd.	83,000	9,481,322
Software Service, Inc.	67,000	5,048,169
Techno Medica Co. Ltd.	80,791	1,420,631
The Monogatari Corp. (a)	63,400	6,095,347
TKC Corp.	223,200	8,153,570
Tocalo Co. Ltd.	117,000	5,876,871
USS Co. Ltd.	966,500	21,646,142
Welcia Holdings Co. Ltd.	180,800	7,692,861
Workman Co. Ltd.	229,500	9,858,348
Yamada Consulting Group Co. Ltd.	437,800	13,675,314
Yamato Kogyo Co. Ltd.	131,400	3,764,851

TOTAL JAPAN		442,531,304

Korea (South) - 1.6%
BGF Retail Co. Ltd. (b)	79,882	16,427,484
Leeno Industrial, Inc.	63,110	3,610,348

TOTAL KOREA (SOUTH)		20,037,832

Mexico - 0.3%
Consorcio ARA S.A.B. de CV	8,852,578	3,671,976
Netherlands - 2.2%
Aalberts Industries NV	319,501	17,453,764
Takeaway.com Holding BV (b)(d)	74,887	4,537,227
VastNed Retail NV	114,002	5,753,568

TOTAL NETHERLANDS		27,744,559

Norway - 1.0%
Kongsberg Gruppen ASA	341,100	6,946,867
Skandiabanken ASA (d)	509,400	5,253,318

TOTAL NORWAY		12,200,185

Philippines - 0.6%
Jollibee Food Corp.	1,309,740	7,260,612
South Africa - 1.0%
Clicks Group Ltd.	860,756	12,414,069
Spain - 2.7%
Hispania Activos Inmobiliarios SA	366,631	7,669,964
Merlin Properties Socimi SA	545,300	7,846,629
Prosegur Compania de Seguridad SA (Reg.)	2,217,090	18,442,608

TOTAL SPAIN		33,959,201

Sweden - 4.7%
Addlife AB	175,200	4,046,549
AddTech AB (B Shares)	520,468	12,840,135
Fagerhult AB	1,245,439	15,504,964
Lagercrantz Group AB (B Shares)	756,781	7,971,272
Loomis AB (B Shares)	221,200	8,842,498
Saab AB (B Shares)	204,600	9,801,711

TOTAL SWEDEN		59,007,129

Switzerland - 0.6%
Tecan Group AG	37,069	8,212,332
Taiwan - 0.4%
Addcn Technology Co. Ltd.	588,435	4,799,518
United Kingdom - 16.9%
Alliance Pharma PLC	4,048,400	3,966,203
Ascential PLC	1,246,925	6,433,802
Avon Rubber PLC	208,500	3,715,286
BCA Marketplace PLC (a)	1,182,800	3,153,911
Cineworld Group PLC (a)	399,400	2,923,339
Dechra Pharmaceuticals PLC	641,609	21,863,725
DP Poland PLC (b)	7,057,200	4,108,268
Elementis PLC	2,879,910	11,817,326
Great Portland Estates PLC	1,103,789	10,421,979
Hilton Food Group PLC	312,888	3,776,159
Howden Joinery Group PLC	1,819,300	11,993,487
Informa PLC	1,684,956	16,655,783
InterContinental Hotel Group PLC ADR	82,195	5,512,819
ITE Group PLC	3,080,234	7,548,610
Rightmove PLC	195,147	12,227,517
Shaftesbury PLC	1,034,573	14,689,385
Spectris PLC	707,778	26,218,848
Spirax-Sarco Engineering PLC	331,991	26,750,669
Topps Tiles PLC	3,398,115	4,482,252
Ultra Electronics Holdings PLC	383,858	8,317,017
Unite Group PLC	603,423	6,828,458

TOTAL UNITED KINGDOM		213,404,843

United States of America - 2.6%
Autoliv, Inc. (a)	52,200	7,945,362
Martin Marietta Materials, Inc.	24,820	5,663,179
Mohawk Industries, Inc. (b)	15,800	4,440,748
PriceSmart, Inc.	98,074	8,355,905
ResMed, Inc.	68,095	6,863,295

TOTAL UNITED STATES OF AMERICA		33,268,489

TOTAL COMMON STOCKS
(Cost $814,268,929)		1,200,910,213

Nonconvertible Preferred Stocks - 1.8%
Germany - 1.8%
Sartorius AG (non-vtg.)
(Cost $6,872,613)	190,880	22,810,005

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 1.39% (e)	38,043,096	38,050,705
Fidelity Securities Lending Cash Central Fund 1.40% (e)(f)	10,945,969	10,947,064
TOTAL MONEY MARKET FUNDS
(Cost $48,997,769)		48,997,769
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $870,139,311)		1,272,717,987
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(7,649,100)
NET ASSETS - 100%		$1,265,068,887

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,068,935 or 1.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$73,530
Fidelity Securities Lending Cash Central Fund	17,859
Total	$91,389

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$197,265,862	$115,633,470	$81,632,392	$--
Consumer Staples	112,008,582	60,852,990	51,155,592	--
Energy	23,753,348	12,561,422	11,191,926	--
Financials	75,271,372	69,459,114	5,812,258	--
Health Care	158,056,634	118,755,005	39,301,629	--
Industrials	312,925,352	201,311,452	111,613,900	--
Information Technology	174,104,385	79,825,768	94,278,617	--
Materials	95,467,089	60,616,430	34,850,643	16
Real Estate	74,867,594	62,173,247	12,694,347	--
Money Market Funds	48,997,769	48,997,769	--	--
Total Investments in Securities:	$1,272,717,987	$830,186,667	$442,531,304	$16

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Industrials
Beginning Balance	$16,532,055
Net Realized Gain (Loss) on Investment Securities	(2,430,489)
Net Unrealized Gain (Loss) on Investment Securities	(2,765,054)
Cost of Purchases	4,642,622
Proceeds of Sales	(15,979,134)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$--
Other Investments in Securities
Beginning Balance	$454,083
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(454,067)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$16
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$(454,067)

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Value Fund

January 31, 2018

FIV-QTLY-0318
1.844602.111

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 3.7%
Commonwealth Bank of Australia	174,901	$11,115,561
Insurance Australia Group Ltd.	637,671	3,720,168
Macquarie Group Ltd.	57,385	4,768,817
Magellan Financial Group Ltd.	106,811	2,371,182

TOTAL AUSTRALIA		21,975,728

Austria - 1.0%
Erste Group Bank AG	113,000	5,686,162
Bailiwick of Jersey - 0.6%
Wolseley PLC	46,638	3,599,663
Belgium - 1.4%
KBC Groep NV	86,835	8,344,494
Canada - 0.5%
Nutrien Ltd. (a)	52,680	2,756,063
Finland - 1.1%
Sampo Oyj (A Shares)	110,134	6,395,183
France - 15.0%
Atos Origin SA	41,043	6,471,531
AXA SA	307,821	10,123,449
Bouygues SA	70,464	3,916,685
Capgemini SA	38,893	5,164,359
Compagnie de St. Gobain	55,100	3,202,586
Natixis SA	542,100	4,936,107
Sanofi SA	119,202	10,519,771
Societe Generale Series A	155,700	9,048,904
SR Teleperformance SA	29,000	4,396,204
Total SA	298,939	17,332,463
VINCI SA	72,500	7,835,713
Vivendi SA	183,192	5,374,455

TOTAL FRANCE		88,322,227

Germany - 8.3%
BASF AG	92,892	10,894,164
Brenntag AG	48,200	3,124,986
Deutsche Post AG	87,883	4,153,861
Deutsche Telekom AG	410,400	7,198,432
Fresenius SE & Co. KGaA	29,600	2,590,132
Hannover Reuck SE	28,200	3,854,789
HeidelbergCement Finance AG	28,900	3,131,676
Linde AG (a)	17,500	4,271,553
SAP SE	33,000	3,733,638
Vonovia SE	117,765	5,806,044

TOTAL GERMANY		48,759,275

Hong Kong - 0.3%
AIA Group Ltd.	221,200	1,894,550
Indonesia - 0.7%
PT Bank Rakyat Indonesia Tbk	15,956,500	4,409,684
Ireland - 1.0%
Allergan PLC	11,180	2,015,307
CRH PLC	100,085	3,716,978

TOTAL IRELAND		5,732,285

Israel - 0.1%
Teva Pharmaceutical Industries Ltd. sponsored ADR	33,899	691,879
Italy - 2.0%
Intesa Sanpaolo SpA	2,170,800	8,529,375
Mediobanca SpA	248,595	3,022,233

TOTAL ITALY		11,551,608

Japan - 22.4%
AEON Financial Service Co. Ltd.	119,700	2,994,661
East Japan Railway Co.	31,100	3,104,238
Honda Motor Co. Ltd.	272,600	9,613,449
Hoya Corp.	57,800	2,968,783
Idemitsu Kosan Co. Ltd.	48,100	1,805,607
Itochu Corp.	355,200	6,989,163
Japan Tobacco, Inc.	119,900	3,973,462
Kao Corp.	52,400	3,641,207
KDDI Corp.	203,200	5,156,871
Makita Corp.	89,700	4,237,800
Mitsubishi UFJ Financial Group, Inc.	1,535,800	11,612,757
Mitsui Fudosan Co. Ltd.	120,000	3,160,300
Nintendo Co. Ltd.	7,700	3,487,444
Nomura Holdings, Inc.	752,100	4,910,051
OBIC Co. Ltd.	56,800	4,439,220
Olympus Corp.	75,800	2,920,122
Oracle Corp. Japan	33,100	2,673,442
ORIX Corp.	369,600	6,923,230
Panasonic Corp.	232,000	3,444,551
Recruit Holdings Co. Ltd.	141,700	3,460,435
Seven & i Holdings Co. Ltd.	2,774	114,455
Shin-Etsu Chemical Co. Ltd.	49,600	5,675,030
Shinsei Bank Ltd.	201,700	3,526,634
Sony Corp.	71,700	3,438,809
Sony Financial Holdings, Inc.	212,400	3,906,629
Subaru Corp.	109,600	3,650,612
Sumitomo Mitsui Financial Group, Inc.	159,600	7,187,738
T&D Holdings, Inc.	210,200	3,768,930
Taiheiyo Cement Corp.	75,100	3,187,174
Tokio Marine Holdings, Inc.	116,300	5,498,886

TOTAL JAPAN		131,471,690

Netherlands - 3.0%
ING Groep NV (Certificaten Van Aandelen)	448,990	8,816,042
Koninklijke Philips Electronics NV	66,000	2,690,145
RELX NV	149,471	3,324,589
Wolters Kluwer NV	55,955	2,961,546

TOTAL NETHERLANDS		17,792,322

Norway - 1.5%
Statoil ASA	387,739	9,085,237
Portugal - 0.8%
Galp Energia SGPS SA Class B	241,588	4,610,133
Spain - 3.7%
Banco Santander SA (Spain)	1,888,221	14,026,071
CaixaBank SA	957,097	5,162,700
Masmovil Ibercom SA (a)	8,799	1,107,734
Unicaja Banco SA	769,800	1,356,202

TOTAL SPAIN		21,652,707

Sweden - 3.7%
Alfa Laval AB	138,500	3,633,035
Investor AB (B Shares)	77,922	3,808,140
Nordea Bank AB	663,200	8,184,059
Swedbank AB (A Shares)	229,942	5,877,019

TOTAL SWEDEN		21,502,253

Switzerland - 9.8%
Credit Suisse Group AG	419,482	8,113,213
Lafargeholcim Ltd. (Reg.)	57,690	3,532,990
Nestle SA (Reg. S)	101,855	8,798,435
Novartis AG	200,962	18,138,245
UBS Group AG	483,658	9,827,931
Zurich Insurance Group AG	27,052	8,890,902

TOTAL SWITZERLAND		57,301,716

United Kingdom - 15.2%
AstraZeneca PLC (United Kingdom)	83,419	5,790,385
Aviva PLC	788,786	5,754,532
BAE Systems PLC	547,167	4,616,489
BHP Billiton PLC	355,576	7,918,764
BP PLC	2,105,866	15,024,076
British American Tobacco PLC (United Kingdom)	59,517	4,067,790
Bunzl PLC	124,256	3,634,353
Compass Group PLC	150,591	3,169,832
GlaxoSmithKline PLC	193,450	3,600,895
HSBC Holdings PLC sponsored ADR (b)	114,628	6,179,595
Imperial Tobacco Group PLC	139,351	5,734,900
Informa PLC	404,221	3,995,723
Liberty Global PLC Class A (a)	80,400	3,005,352
Micro Focus International PLC	121,204	3,699,967
Standard Chartered PLC (United Kingdom) (a)	542,927	6,318,091
Standard Life PLC	885,591	5,350,264
The Weir Group PLC	51,587	1,618,000

TOTAL UNITED KINGDOM		89,479,008

United States of America - 2.3%
Amgen, Inc.	16,300	3,032,615
ConocoPhillips Co.	109,400	6,433,814
Edgewell Personal Care Co. (a)	15,600	880,776
S&P Global, Inc.	17,000	3,078,700

TOTAL UNITED STATES OF AMERICA		13,425,905

TOTAL COMMON STOCKS
(Cost $511,662,675)		576,439,772

Nonconvertible Preferred Stocks - 1.2%
Germany - 0.7%
Porsche Automobil Holding SE (Germany)	44,900	4,147,472
Spain - 0.5%
Grifols SA Class B	123,300	3,058,240
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,946,622)		7,205,712

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.39% (c)	3,371,088	3,371,762
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	4,743,018	4,743,492
TOTAL MONEY MARKET FUNDS
(Cost $8,115,502)		8,115,254
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $525,724,799)		591,760,738
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(4,315,667)
NET ASSETS - 100%		$587,445,071

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,708
Fidelity Securities Lending Cash Central Fund	25,778
Total	$45,486

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$39,840,255	$19,692,834	$20,147,421	$--
Consumer Staples	27,211,025	6,615,676	20,595,349	--
Energy	54,291,330	11,043,947	43,247,383	--
Financials	239,293,635	133,415,904	105,877,731	--
Health Care	58,016,519	8,329,933	49,686,586	--
Industrials	67,809,346	37,565,508	30,243,838	--
Information Technology	29,669,601	15,335,857	14,333,744	--
Materials	45,084,392	13,692,282	31,392,110	--
Real Estate	8,966,344	5,806,044	3,160,300	--
Telecommunication Services	13,463,037	1,107,734	12,355,303	--
Money Market Funds	8,115,254	8,115,254	--	--
Total Investments in Securities:	$591,760,738	$260,720,973	$331,039,765	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$18,630,804
Level 2 to Level 1	$8,195,040

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total International Equity Fund

January 31, 2018

TIE-QTLY-0318
1.863104.110

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Argentina - 0.5%
Banco Macro SA sponsored ADR	1,600	$173,664
IRSA Propiedades Comerciales SA sponsored ADR	3,100	167,369
Loma Negra Compania Industrial Argentina SA ADR (a)	7,000	166,320
Telecom Argentina SA Class B sponsored ADR	4,400	164,384

TOTAL ARGENTINA		671,737

Australia - 2.5%
Accent Group Ltd.	27,655	19,833
Adelaide Brighton Ltd.	6,034	31,556
Amcor Ltd.	14,800	173,640
Beacon Lighting Group Ltd.	15,420	21,123
Commonwealth Bank of Australia	12,097	768,806
CSL Ltd.	10,340	1,219,967
DuluxGroup Ltd.	9,393	55,253
Imdex Ltd. (a)	41,011	34,699
Insurance Australia Group Ltd.	44,103	257,297
Macquarie Group Ltd.	3,880	322,436
Magellan Financial Group Ltd.	7,387	163,990
Transurban Group unit	26,718	258,783

TOTAL AUSTRALIA		3,327,383

Austria - 0.7%
Andritz AG	8,972	538,245
Erste Group Bank AG	7,800	392,496

TOTAL AUSTRIA		930,741

Bailiwick of Jersey - 0.4%
Glencore Xstrata PLC	34,412	197,247
Integrated Diagnostics Holdings PLC	7,500	34,688
Wolseley PLC	3,226	248,993

TOTAL BAILIWICK OF JERSEY		480,928

Belgium - 1.4%
Anheuser-Busch InBev SA NV	6,771	766,880
KBC Ancora	1,311	88,627
KBC Groep NV	9,983	959,326

TOTAL BELGIUM		1,814,833

Bermuda - 0.2%
Credicorp Ltd. (United States)	1,212	280,736
Vostok New Ventures Ltd. (depositary receipt) (a)	3,860	34,094

TOTAL BERMUDA		314,830

Brazil - 1.6%
BM&F BOVESPA SA	36,500	298,782
BTG Pactual Participations Ltd. unit	31,200	207,119
CVC Brasil Operadora e Agencia de Viagens SA	11,400	197,264
Equatorial Energia SA	9,500	208,726
Estacio Participacoes SA	16,500	181,521
Fleury SA	20,100	189,266
IRB Brasil Resseguros SA	15,300	180,325
Itau Unibanco Holding SA	4,000	55,669
Kroton Educacional SA	38,400	195,857
Qualicorp SA	19,100	183,386
Smiles Fidelidade SA	7,088	182,762

TOTAL BRAZIL		2,080,677

British Virgin Islands - 0.1%
Despegar.com Corp.	5,000	152,250
Canada - 4.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	15,422	806,834
Canadian National Railway Co.	9,263	742,396
Canadian Pacific Railway Ltd.	3,653	676,369
CCL Industries, Inc. Class B	12,290	587,822
Constellation Software, Inc.	957	618,634
Franco-Nevada Corp.	8,559	654,450
McCoy Global, Inc. (a)	7,100	7,850
New Look Vision Group, Inc.	1,300	36,263
Nutrien Ltd. (a)	15,765	824,779
Pason Systems, Inc.	20,191	301,716
PrairieSky Royalty Ltd.	13,873	343,554
ShawCor Ltd. Class A	800	18,055
Suncor Energy, Inc.	13,500	489,073

TOTAL CANADA		6,107,795

Cayman Islands - 4.8%
58.com, Inc. ADR (a)	5,300	423,364
Alibaba Group Holding Ltd. sponsored ADR (a)	10,482	2,141,360
Baidu.com, Inc. sponsored ADR (a)	2,300	567,916
NetEase, Inc. ADR	919	294,227
New Oriental Education & Technology Group, Inc. sponsored ADR	2,660	244,959
Sands China Ltd.	32,000	190,626
Shenzhou International Group Holdings Ltd.	20,000	206,452
Tencent Holdings Ltd.	35,700	2,109,422
Value Partners Group Ltd.	20,000	25,516

TOTAL CAYMAN ISLANDS		6,203,842

Chile - 0.2%
Banco Santander Chile sponsored ADR	6,100	207,705
China - 2.6%
China Merchants Bank Co. Ltd. (H Shares)	58,500	286,792
Dong E-E-Jiao Co. Ltd. Class A	17,000	177,466
Gree Electric Appliances, Inc. of Zhuhai Class A	20,000	177,904
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	25,000	158,615
Hangzhou Robam Appliances Co. Ltd. Class A	23,800	202,509
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	32,382	175,586
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	9,300	192,173
Kweichow Moutai Co. Ltd. (A Shares)	1,494	181,628
Midea Group Co. Ltd. Class A	18,600	176,926
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	46,000	544,815
Shanghai International Airport Co. Ltd. (A Shares)	25,500	190,131
Shenzhen Inovance Technology Co. Ltd. Class A	42,500	189,766
TravelSky Technology Ltd. (H Shares)	55,000	172,608
Wuliangye Yibin Co. Ltd. Class A	14,000	187,845
Yunnan Baiyao Group Co. Ltd.	10,900	175,265
Zhejiang Supor Cookware Co. Ltd.	26,500	183,723

TOTAL CHINA		3,373,752

Denmark - 0.5%
Jyske Bank A/S (Reg.)	4,654	269,170
Novo Nordisk A/S Series B sponsored ADR	5,700	316,350
Scandinavian Tobacco Group A/S (b)	1,711	34,651
Spar Nord Bank A/S	4,231	50,325

TOTAL DENMARK		670,496

Finland - 0.5%
Sampo Oyj (A Shares)	7,653	444,389
Tikkurila Oyj	7,680	154,278

TOTAL FINLAND		598,667

France - 6.2%
Atos Origin SA	2,809	442,914
AXA SA	21,306	700,700
Bouygues SA	4,741	263,525
Capgemini SA	2,702	358,782
Compagnie de St. Gobain	3,700	215,056
Edenred SA	6,900	222,820
Elis SA	10,751	300,328
Essilor International SA	2,477	351,817
Hermes International SCA	300	165,821
Kering SA	300	151,891
Laurent-Perrier Group SA	259	30,870
LVMH Moet Hennessy - Louis Vuitton SA	556	174,168
Natixis SA	36,800	335,083
Rubis	2,300	169,621
Safran SA	3,400	384,136
Sanofi SA	8,244	727,546
Societe Generale Series A	10,800	627,670
SR Teleperformance SA	2,000	303,187
Total SA	20,718	1,201,228
Vetoquinol SA	600	40,375
VINCI SA	5,000	540,394
Virbac SA (a)	190	29,157
Vivendi SA	12,552	368,248

TOTAL FRANCE		8,105,337

Germany - 4.6%
adidas AG	817	189,987
BASF AG	6,425	753,509
Bayer AG	5,700	746,913
Brenntag AG	3,300	213,951
CompuGroup Medical AG	2,046	129,424
CTS Eventim AG	1,951	97,569
Deutsche Post AG	5,913	279,483
Deutsche Telekom AG	28,400	498,137
Fielmann AG	358	31,335
Fresenius SE & Co. KGaA	2,000	175,009
Hannover Reuck SE	2,000	273,389
HeidelbergCement Finance AG	2,000	216,725
Linde AG (a)	1,200	292,906
MTU Aero Engines Holdings AG	1,100	197,071
Nexus AG	1,420	47,425
SAP SE	12,914	1,461,097
Vonovia SE	8,165	402,550
WashTec AG	400	34,614

TOTAL GERMANY		6,041,094

Hong Kong - 1.5%
AIA Group Ltd.	152,000	1,301,861
CSPC Pharmaceutical Group Ltd.	108,000	239,673
Galaxy Entertainment Group Ltd.	22,000	194,896
Techtronic Industries Co. Ltd.	26,500	176,494

TOTAL HONG KONG		1,912,924

Hungary - 0.2%
OTP Bank PLC	5,300	245,714
India - 3.4%
Adani Ports & Special Economic Zone Ltd.	29,651	200,060
Asian Paints Ltd.	10,145	180,091
Eicher Motors Ltd.	494	209,255
Godrej Consumer Products Ltd.	11,927	197,670
HDFC Bank Ltd.	5,686	186,205
Hero Motocorp Ltd.	3,005	174,525
Housing Development Finance Corp. Ltd.	30,637	942,970
Indraprastha Gas Ltd. (a)	37,804	181,199
IndusInd Bank Ltd.	6,813	187,915
Jyothy Laboratories Ltd.	2,614	15,015
Kotak Mahindra Bank Ltd. (a)	10,824	188,850
LIC Housing Finance Ltd.	22,434	188,815
Maruti Suzuki India Ltd.	1,831	273,950
Motherson Sumi Systems Ltd.	30,648	176,385
PC Jeweller Ltd.	20,860	159,289
Pidilite Industries Ltd. (a)	11,914	168,007
Power Grid Corp. of India Ltd.	53,744	163,870
Reliance Industries Ltd.	28,171	426,066
Shree Cement Ltd.	11	2,978
Ultratech Cemco Ltd.	2,858	197,038

TOTAL INDIA		4,420,153

Indonesia - 0.7%
PT Bank Central Asia Tbk	162,100	275,141
PT Bank Rakyat Indonesia Tbk	2,074,600	573,329

TOTAL INDONESIA		848,470

Ireland - 1.4%
Allergan PLC	800	144,208
CRH PLC	6,987	259,485
CRH PLC sponsored ADR	20,529	767,579
FBD Holdings PLC (a)	2,272	30,183
James Hardie Industries PLC CDI	38,810	682,066

TOTAL IRELAND		1,883,521

Isle of Man - 0.2%
Playtech Ltd.	21,836	245,674
Israel - 0.4%
Azrieli Group	282	15,364
Elbit Systems Ltd. (Israel)	1,200	181,217
Frutarom Industries Ltd.	1,800	187,762
Ituran Location & Control Ltd.	1,861	64,949
Strauss Group Ltd.	2,659	59,991
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,309	47,127

TOTAL ISRAEL		556,410

Italy - 1.0%
Azimut Holding SpA	1,414	32,197
Beni Stabili SpA SIIQ	34,326	31,771
Interpump Group SpA	13,091	471,991
Intesa Sanpaolo SpA	150,100	589,764
Mediobanca SpA	17,174	208,789

TOTAL ITALY		1,334,512

Japan - 12.9%
AEON Financial Service Co. Ltd.	8,100	202,646
Ai Holdings Corp.	1,100	29,432
Aoki Super Co. Ltd.	2,000	24,941
Artnature, Inc.	3,200	22,830
Asahi Co. Ltd.	1,800	23,018
Aucnet, Inc.	700	9,775
Azbil Corp.	3,400	158,466
Broadleaf Co. Ltd.	3,900	40,018
Central Automotive Products Ltd.	2,400	38,501
Coca-Cola West Co. Ltd.	900	31,884
Daiichikosho Co. Ltd.	1,300	71,012
Daikokutenbussan Co. Ltd.	1,000	46,529
DENSO Corp.	7,300	458,921
East Japan Railway Co.	6,100	608,870
Funai Soken Holdings, Inc.	1,950	46,369
GCA Savvian Group Corp.	3,100	32,438
Goldcrest Co. Ltd.	2,960	65,634
Honda Motor Co. Ltd.	18,900	666,523
Hoya Corp.	12,100	621,493
Idemitsu Kosan Co. Ltd.	3,200	120,124
Itochu Corp.	23,900	470,273
Japan Tobacco, Inc.	8,120	269,095
Kao Corp.	3,700	257,108
KDDI Corp.	13,700	347,683
Keyence Corp.	1,942	1,186,771
Kobayashi Pharmaceutical Co. Ltd.	1,200	79,485
Komatsu Ltd.	15,500	609,189
Koshidaka Holdings Co. Ltd.	1,200	66,582
Kusuri No Aoki Holdings Co. Ltd.	500	26,220
Lasertec Corp.	2,500	89,550
Makita Corp.	6,100	288,189
Medikit Co. Ltd.	500	25,332
Miroku Jyoho Service Co., Ltd.	1,200	36,776
Misumi Group, Inc.	18,400	557,085
Mitsubishi UFJ Financial Group, Inc.	104,000	786,383
Mitsui Fudosan Co. Ltd.	17,600	463,511
Nabtesco Corp.	1,600	76,078
Nagaileben Co. Ltd.	2,800	71,897
Nakano Refrigerators Co. Ltd.	700	29,555
ND Software Co. Ltd.	1,300	15,432
Nihon Parkerizing Co. Ltd.	6,900	119,928
Nintendo Co. Ltd.	1,000	452,915
Nomura Holdings, Inc.	52,000	339,480
NS Tool Co. Ltd.	1,000	27,234
OBIC Co. Ltd.	5,800	453,301
Olympus Corp.	10,800	416,060
Oracle Corp. Japan	2,200	177,691
ORIX Corp.	25,600	479,531
OSG Corp.	13,000	330,561
Panasonic Corp.	15,700	233,101
Paramount Bed Holdings Co. Ltd.	1,300	68,522
ProNexus, Inc.	2,900	39,132
Recruit Holdings Co. Ltd.	9,600	234,440
San-Ai Oil Co. Ltd.	3,500	51,125
Shin-Etsu Chemical Co. Ltd.	3,400	389,014
Shinsei Bank Ltd.	13,500	236,041
SHO-BOND Holdings Co. Ltd.	6,040	486,022
Shoei Co. Ltd.	1,800	82,642
SK Kaken Co. Ltd.	100	11,423
Software Service, Inc.	500	37,673
Sony Corp.	4,800	230,213
Sony Financial Holdings, Inc.	14,300	263,017
Subaru Corp.	7,400	246,483
Sumitomo Mitsui Financial Group, Inc.	11,000	495,396
T&D Holdings, Inc.	14,200	254,609
Taiheiyo Cement Corp.	5,100	216,439
Techno Medica Co. Ltd.	500	8,792
The Monogatari Corp.	280	26,920
TKC Corp.	1,200	43,836
Tocalo Co. Ltd.	300	15,069
Tokio Marine Holdings, Inc.	7,900	373,527
USS Co. Ltd.	35,000	783,875
Welcia Holdings Co. Ltd.	1,000	42,549
Workman Co. Ltd.	1,300	55,843
Yamada Consulting Group Co. Ltd.	2,400	74,967
Yamato Kogyo Co. Ltd.	800	22,921

TOTAL JAPAN		16,891,910

Kenya - 0.4%
Safaricom Ltd.	1,588,700	459,027
Korea (South) - 2.2%
BGF Retail Co. Ltd. (a)	1,580	324,922
Leeno Industrial, Inc.	349	19,965
LG Chemical Ltd.	708	285,902
LG Household & Health Care Ltd.	224	246,447
NAVER Corp.	219	186,288
Samsung Electronics Co. Ltd.	750	1,749,167

TOTAL KOREA (SOUTH)		2,812,691

Mexico - 1.3%
Consorcio ARA S.A.B. de CV	56,655	23,500
Embotelladoras Arca S.A.B. de CV	27,400	198,819
Fomento Economico Mexicano S.A.B. de CV:
unit	29,300	285,762
sponsored ADR	1,833	178,791
Gruma S.A.B. de CV Series B	14,605	174,443
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	17,600	184,012
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	10,075	196,079
Grupo Aeroportuario Norte S.A.B. de CV	28,900	147,499
Grupo Cementos de Chihuahua S.A.B. de CV	30,700	172,801
Grupo Mexico SA de CV Series B	53,000	187,889

TOTAL MEXICO		1,749,595

Netherlands - 2.3%
Aalberts Industries NV	1,700	92,868
ASML Holding NV (Netherlands)	6,200	1,256,980
ING Groep NV (Certificaten Van Aandelen)	31,076	610,186
Koninklijke Philips Electronics NV	4,500	183,419
RELX NV	10,118	225,048
Takeaway.com Holding BV (a)(b)	500	30,294
VastNed Retail NV	596	30,080
Wolters Kluwer NV	3,800	201,124
X5 Retail Group NV GDR (Reg. S) (a)	4,400	168,696
Yandex NV Series A (a)	4,697	181,915

TOTAL NETHERLANDS		2,980,610

New Zealand - 0.1%
Auckland International Airport Ltd.	26,259	129,559
Norway - 0.6%
Kongsberg Gruppen ASA	1,800	36,659
Schibsted ASA (B Shares)	4,001	120,670
Skandiabanken ASA (b)	2,900	29,907
Statoil ASA	26,783	627,561

TOTAL NORWAY		814,797

Panama - 0.1%
Copa Holdings SA Class A	1,200	165,996
Philippines - 0.6%
Ayala Corp.	9,930	202,949
Ayala Land, Inc.	231,000	198,964
Jollibee Food Corp.	7,250	40,191
SM Investments Corp.	9,520	189,937
SM Prime Holdings, Inc.	275,300	197,734

TOTAL PHILIPPINES		829,775

Portugal - 0.2%
Galp Energia SGPS SA Class B	16,356	312,115
Russia - 0.4%
Sberbank of Russia	104,260	489,971
South Africa - 2.6%
Bidcorp Ltd.	9,345	209,205
Capitec Bank Holdings Ltd.	2,724	184,095
Clicks Group Ltd.	21,235	306,257
Discovery Ltd.	14,622	208,414
FirstRand Ltd.	54,450	305,660
Mondi Ltd.	6,814	181,966
Naspers Ltd. Class N	6,118	1,746,883
Sanlam Ltd.	34,626	257,804

TOTAL SOUTH AFRICA		3,400,284

Spain - 2.6%
Amadeus IT Holding SA Class A	11,800	915,350
Banco Santander SA (Spain)	130,626	970,315
CaixaBank SA	66,206	357,123
Hispania Activos Inmobiliarios SA	8,395	175,624
Inditex SA	10,469	374,617
Masmovil Ibercom SA (a)	742	93,413
Merlin Properties Socimi SA	10,300	148,213
Prosegur Compania de Seguridad SA (Reg.)	36,676	305,085
Unicaja Banco SA	64,600	113,810

TOTAL SPAIN		3,453,550

Sweden - 3.2%
Addlife AB	1,000	23,097
AddTech AB (B Shares)	3,000	74,011
Alfa Laval AB	9,300	243,951
ASSA ABLOY AB (B Shares)	36,900	817,948
Atlas Copco AB (A Shares)	18,400	862,803
Essity AB Class B	4,200	125,788
Fagerhult AB	21,125	262,994
Investor AB (B Shares)	5,285	258,284
Lagercrantz Group AB (B Shares)	4,600	48,452
Loomis AB (B Shares)	1,200	47,970
Nordea Bank AB	45,867	566,011
Saab AB (B Shares)	1,200	57,488
Svenska Cellulosa AB (SCA) (B Shares)	5,700	58,983
Svenska Handelsbanken AB (A Shares)	20,745	301,833
Swedbank AB (A Shares)	15,900	406,383

TOTAL SWEDEN		4,155,996

Switzerland - 5.6%
Compagnie Financiere Richemont SA Series A	1,749	167,757
Credit Suisse Group AG	29,013	561,141
Lafargeholcim Ltd. (Reg.)	3,990	244,351
Nestle SA (Reg. S)	23,837	2,059,087
Novartis AG	13,899	1,254,483
Roche Holding AG (participation certificate)	4,234	1,046,113
Schindler Holding AG:
(participation certificate)	1,510	378,656
(Reg.)	324	78,881
Sika AG	20	173,301
Tecan Group AG	210	46,524
UBS Group AG	33,489	680,496
Zurich Insurance Group AG	1,871	614,922

TOTAL SWITZERLAND		7,305,712

Taiwan - 1.6%
Addcn Technology Co. Ltd.	2,772	22,610
Advantech Co. Ltd.	22,599	176,582
Taiwan Semiconductor Manufacturing Co. Ltd.	219,035	1,911,983

TOTAL TAIWAN		2,111,175

Thailand - 0.4%
Airports of Thailand PCL (For. Reg.)	108,700	242,944
C.P. ALL PCL (For. Reg.)	103,200	262,778

TOTAL THAILAND		505,722

Turkey - 0.7%
Koc Holding A/S	40,000	194,857
Tofas Turk Otomobil Fabrikasi A/S	21,007	178,386
Tupras Turkiye Petrol Rafinerileri A/S	10,000	307,193
Turkcell Iletisim Hizmet A/S	50,000	207,768

TOTAL TURKEY		888,204

United Arab Emirates - 0.2%
DP World Ltd.	7,672	203,385
United Kingdom - 9.7%
Alliance Pharma PLC	18,714	18,334
Ascential PLC	7,119	36,732
AstraZeneca PLC (United Kingdom)	5,770	400,515
Aviva PLC	53,383	389,452
Avon Rubber PLC	1,100	19,601
BAE Systems PLC	73,202	617,611
BCA Marketplace PLC	6,400	17,065
BHP Billiton PLC	24,593	547,692
BP PLC	145,677	1,039,317
British American Tobacco PLC (United Kingdom)	20,775	1,419,903
Bunzl PLC	8,346	244,111
Cineworld Group PLC	2,300	16,834
Compass Group PLC	10,192	214,534
Dechra Pharmaceuticals PLC	4,100	139,713
Diageo PLC	4,555	163,945
DP Poland PLC (a)	40,100	23,344
Elementis PLC	42,008	172,374
GlaxoSmithKline PLC	13,373	248,926
Great Portland Estates PLC	5,388	50,874
Hilton Food Group PLC	2,654	32,030
Howden Joinery Group PLC	20,600	135,803
HSBC Holdings PLC sponsored ADR	7,965	429,393
Imperial Tobacco Group PLC	9,638	396,646
Informa PLC	81,204	802,701
InterContinental Hotel Group PLC	2,900	194,020
InterContinental Hotel Group PLC ADR	10,891	730,459
ITE Group PLC	19,600	48,033
Liberty Global PLC Class A (a)	5,400	201,852
Melrose Industries PLC	29,587	95,109
Micro Focus International PLC	8,258	252,090
NMC Health PLC	4,062	192,517
Prudential PLC	35,491	960,744
Reckitt Benckiser Group PLC	5,651	545,718
Rightmove PLC	2,500	156,645
Shaftesbury PLC	13,137	186,526
Spectris PLC	8,870	328,579
Spirax-Sarco Engineering PLC	1,899	153,015
Standard Chartered PLC (United Kingdom) (a)	37,550	436,973
Standard Life PLC	59,964	362,270
The Weir Group PLC	4,400	138,004
Topps Tiles PLC	19,600	25,853
Ultra Electronics Holdings PLC	2,101	45,522
Unite Group PLC	3,351	37,921

TOTAL UNITED KINGDOM		12,669,300

United States of America - 8.0%
A.O. Smith Corp.	2,562	171,090
Alphabet, Inc.:
Class A (a)	641	757,803
Class C (a)	154	180,171
American Tower Corp.	1,200	177,240
Amgen, Inc.	1,100	204,655
Amphenol Corp. Class A	1,740	161,420
Autoliv, Inc.	3,724	566,830
Berkshire Hathaway, Inc. Class B (a)	2,416	517,942
ConocoPhillips Co.	7,600	446,956
Edgewell Personal Care Co. (a)	1,000	56,460
Facebook, Inc. Class A (a)	878	164,089
Martin Marietta Materials, Inc.	1,960	447,213
MasterCard, Inc. Class A	6,753	1,141,257
Mohawk Industries, Inc. (a)	1,495	420,185
Moody's Corp.	2,839	459,322
MSCI, Inc.	3,951	550,098
Philip Morris International, Inc.	4,900	525,427
PriceSmart, Inc.	2,235	190,422
ResMed, Inc.	4,410	444,484
S&P Global, Inc.	4,301	778,911
Sherwin-Williams Co.	1,300	542,243
Visa, Inc. Class A	10,131	1,258,574
Yum China Holdings, Inc.	6,200	287,618

TOTAL UNITED STATES OF AMERICA		10,450,410

TOTAL COMMON STOCKS
(Cost $100,707,391)		125,309,229

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.8%
Itau Unibanco Holding SA	47,170	773,730
Itausa-Investimentos Itau SA (PN)	72,100	299,851

TOTAL BRAZIL		1,073,581

Germany - 0.3%
Porsche Automobil Holding SE (Germany)	3,100	286,351
Sartorius AG (non-vtg.)	1,100	131,449

TOTAL GERMANY		417,800

Spain - 0.2%
Grifols SA Class B	8,300	205,867
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,281,415)		1,697,248

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.39% (c)
(Cost $2,632,905)	2,632,379	2,632,905
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $104,621,711)		129,639,382
NET OTHER ASSETS (LIABILITIES) - 0.7%		957,092
NET ASSETS - 100%		$130,596,474

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,852 or 0.1% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,021
Fidelity Securities Lending Cash Central Fund	1,216
Total	$7,237

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$14,242,873	$10,542,697	$3,700,176	$--
Consumer Staples	11,286,679	5,530,505	5,756,174	--
Energy	5,691,933	2,652,578	3,039,355	--
Financials	29,476,363	20,540,339	8,936,024	--
Health Care	10,780,359	4,701,376	6,078,983	--
Industrials	17,714,424	11,461,302	6,253,122	--
Information Technology	22,608,013	13,190,000	9,418,013	--
Materials	10,362,630	8,042,219	2,320,411	--
Real Estate	2,349,375	1,820,230	529,145	--
Telecommunication Services	1,770,412	924,592	845,820	--
Utilities	723,416	723,416	--	--
Money Market Funds	2,632,905	2,632,905	--	--
Total Investments in Securities:	$129,639,382	$82,762,159	$46,877,223	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$2,299,119
Level 2 to Level 1	$795,485

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Growth Fund

January 31, 2018

IGF-QTLY-0318
1.863101.110

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 3.7%
CSL Ltd.	678,255	$80,024,076
Transurban Group unit	1,744,826	16,899,889

TOTAL AUSTRALIA		96,923,965

Austria - 1.2%
Andritz AG	524,421	31,460,905
Belgium - 2.8%
Anheuser-Busch InBev SA NV	432,791	49,017,702
KBC Groep NV	260,909	25,072,303

TOTAL BELGIUM		74,090,005

Brazil - 0.1%
Itau Unibanco Holding SA	230,900	3,213,467
Canada - 1.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	220,800	11,551,610
Canadian Pacific Railway Ltd.	65,300	12,090,587
Franco-Nevada Corp.	185,300	14,168,671
Pason Systems, Inc.	280,500	4,191,537
PrairieSky Royalty Ltd.	252,400	6,250,491

TOTAL CANADA		48,252,896

Cayman Islands - 1.8%
58.com, Inc. ADR (a)	142,370	11,372,516
Alibaba Group Holding Ltd. sponsored ADR (a)	181,900	37,160,351

TOTAL CAYMAN ISLANDS		48,532,867

Denmark - 1.3%
Jyske Bank A/S (Reg.)	235,500	13,620,460
Novo Nordisk A/S Series B sponsored ADR	366,100	20,318,550

TOTAL DENMARK		33,939,010

Finland - 0.2%
Tikkurila Oyj	298,300	5,992,334
France - 2.8%
Edenred SA	449,500	14,515,576
Elis SA	397,736	11,110,705
Essilor International SA	162,459	23,074,591
Safran SA	222,700	25,160,916

TOTAL FRANCE		73,861,788

Germany - 5.4%
Bayer AG	371,800	48,719,691
MTU Aero Engines Holdings AG	74,900	13,418,759
SAP SE	700,434	79,247,487

TOTAL GERMANY		141,385,937

Hong Kong - 2.5%
AIA Group Ltd.	7,674,000	65,726,832
India - 1.2%
Housing Development Finance Corp. Ltd.	1,013,329	31,189,042
Ireland - 3.4%
CRH PLC sponsored ADR (b)	1,347,266	50,374,276
James Hardie Industries PLC CDI	2,221,227	39,036,949

TOTAL IRELAND		89,411,225

Isle of Man - 0.5%
Playtech Ltd.	1,096,966	12,341,845
Italy - 0.8%
Interpump Group SpA	623,826	22,491,804
Japan - 13.2%
DENSO Corp.	481,200	30,251,034
East Japan Railway Co.	253,800	25,332,981
Hoya Corp.	537,900	27,628,168
Keyence Corp.	126,924	77,564,201
Komatsu Ltd.	1,013,800	39,844,874
Misumi Group, Inc.	1,026,600	31,081,725
Mitsui Fudosan Co. Ltd.	612,600	16,133,334
Nintendo Co. Ltd.	33,000	14,946,188
Olympus Corp.	361,400	13,922,588
OSG Corp.	584,900	14,872,698
SHO-BOND Holdings Co. Ltd.	202,400	16,286,581
USS Co. Ltd.	1,884,500	42,206,057

TOTAL JAPAN		350,070,429

Kenya - 0.7%
Safaricom Ltd.	62,911,800	18,177,259
Korea (South) - 1.0%
BGF Retail Co. Ltd. (a)	74,418	15,303,829
NAVER Corp.	14,379	12,231,213

TOTAL KOREA (SOUTH)		27,535,042

Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	118,655	11,573,609
Netherlands - 2.7%
ASML Holding NV (Netherlands)	346,500	70,248,946
New Zealand - 0.3%
Auckland International Airport Ltd.	1,722,527	8,498,742
Norway - 0.3%
Schibsted ASA (B Shares)	239,543	7,224,604
South Africa - 2.7%
Clicks Group Ltd.	1,096,324	15,811,498
Naspers Ltd. Class N	190,500	54,393,790

TOTAL SOUTH AFRICA		70,205,288

Spain - 3.9%
Amadeus IT Holding SA Class A	632,100	49,033,289
Hispania Activos Inmobiliarios SA	381,324	7,977,343
Inditex SA	686,721	24,573,224
Merlin Properties Socimi SA	429,900	6,186,074
Prosegur Compania de Seguridad SA (Reg.)	1,683,249	14,001,913

TOTAL SPAIN		101,771,843

Sweden - 5.4%
ASSA ABLOY AB (B Shares)	2,422,483	53,698,238
Atlas Copco AB (A Shares)	952,100	44,645,357
Essity AB Class B	317,461	9,507,836
Fagerhult AB	881,632	10,975,786
Svenska Cellulosa AB (SCA) (B Shares)	332,800	3,443,764
Svenska Handelsbanken AB (A Shares)	1,360,420	19,793,672

TOTAL SWEDEN		142,064,653

Switzerland - 7.3%
Nestle SA (Reg. S)	1,084,971	93,721,930
Roche Holding AG (participation certificate)	277,715	68,616,239
Schindler Holding AG:
(participation certificate)	99,045	24,837,070
(Reg.)	18,350	4,467,483

TOTAL SWITZERLAND		191,642,722

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,370,000	29,417,141
Turkey - 0.2%
Tupras Turkiye Petrol Rafinerileri A/S	209,999	6,451,015
United Kingdom - 10.8%
BAE Systems PLC	2,393,600	20,194,981
British American Tobacco PLC (United Kingdom)	931,200	63,644,445
Elementis PLC	1,551,110	6,364,773
Howden Joinery Group PLC	659,900	4,350,301
Informa PLC	2,867,284	28,343,090
InterContinental Hotel Group PLC ADR	681,722	45,723,095
Melrose Industries PLC	1,912,381	6,147,426
Prudential PLC	1,917,536	51,907,860
Reckitt Benckiser Group PLC	368,245	35,561,461
Rightmove PLC	93,000	5,827,192
Shaftesbury PLC	444,333	6,308,862
Spectris PLC	331,957	12,296,977

TOTAL UNITED KINGDOM		286,670,463

United States of America - 18.1%
Alphabet, Inc. Class A (a)	42,036	49,695,800
Autoliv, Inc. (b)	220,669	33,588,028
Berkshire Hathaway, Inc. Class B (a)	154,084	33,032,528
Martin Marietta Materials, Inc.	118,000	26,924,060
MasterCard, Inc. Class A	378,300	63,932,700
Mohawk Industries, Inc. (a)	92,300	25,941,838
Moody's Corp.	110,400	17,861,616
MSCI, Inc.	174,800	24,337,404
Philip Morris International, Inc.	318,508	34,153,613
PriceSmart, Inc.	113,400	9,661,680
ResMed, Inc.	260,300	26,235,637
S&P Global, Inc.	141,000	25,535,100
Sherwin-Williams Co.	87,100	36,330,281
Visa, Inc. Class A	576,360	71,601,203

TOTAL UNITED STATES OF AMERICA		478,831,488

TOTAL COMMON STOCKS
(Cost $1,867,301,088)		2,579,197,166

Nonconvertible Preferred Stocks - 0.7%
Brazil - 0.7%
Itau Unibanco Holding SA
(Cost $13,722,725)	1,050,500	17,231,365

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 1.39% (c)	59,293,985	59,305,844
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	64,717,700	64,724,172
TOTAL MONEY MARKET FUNDS
(Cost $124,030,016)		124,030,016
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $2,005,053,829)		2,720,458,547
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(78,817,999)
NET ASSETS - 100%		$2,641,640,548

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$193,698
Fidelity Securities Lending Cash Central Fund	46,692
Total	$240,390

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$292,244,760	$195,214,445	$97,030,315	$--
Consumer Staples	349,509,213	107,563,675	241,945,538	--
Energy	16,893,043	16,893,043	--	--
Financials	328,521,649	276,613,789	51,907,860	--
Health Care	308,539,540	149,652,854	158,886,686	--
Industrials	466,385,297	239,912,303	226,472,994	--
Information Technology	596,917,049	325,493,086	271,423,963	--
Materials	182,635,108	182,635,108	--	--
Real Estate	36,605,613	20,472,279	16,133,334	--
Telecommunication Services	18,177,259	18,177,259	--	--
Money Market Funds	124,030,016	124,030,016	--	--
Total Investments in Securities:	$2,720,458,547	$1,656,657,857	$1,063,800,690	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$30,816,716
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

January 31, 2018

EME-QTLY-0318
1.861978.109

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Austria - 0.5%
Erste Group Bank AG	12,600	$634,032
Bailiwick of Jersey - 0.6%
Glencore Xstrata PLC	119,600	690,871
Bermuda - 0.9%
Central European Media Enterprises Ltd. Class A (a)(b)	235,500	1,118,625
Botswana - 0.2%
First National Bank of Botswana Ltd.	1,042,331	245,664
Canada - 0.8%
First Quantum Minerals Ltd.	64,000	954,276
Cyprus - 0.5%
Globaltrans Investment PLC GDR (Reg. S)	61,900	666,044
Greece - 2.1%
Fourlis Holdings SA	91,700	669,439
Jumbo SA	26,536	524,497
Mytilineos Holdings SA (a)	51,000	639,522
Sarantis SA	37,800	706,305

TOTAL GREECE		2,539,763

Hungary - 3.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	106,600	1,302,257
OTP Bank PLC	48,700	2,257,786
Richter Gedeon PLC	22,400	575,694

TOTAL HUNGARY		4,135,737

Kenya - 1.3%
KCB Group Ltd.	1,888,600	837,014
Safaricom Ltd.	2,814,544	813,213

TOTAL KENYA		1,650,227

Morocco - 0.5%
Attijariwafa Bank	11,725	640,042
Netherlands - 0.6%
X5 Retail Group NV GDR (Reg. S) (a)	19,200	736,128
Nigeria - 2.2%
Dangote Cement PLC	1,107,463	828,296
Guaranty Trust Bank PLC	4,263,598	580,487
Nigerian Breweries PLC	1,630,122	663,789
Zenith Bank PLC	8,151,272	699,971

TOTAL NIGERIA		2,772,543

Oman - 0.5%
BankMuscat SAOG (a)	613,319	653,145
Pakistan - 0.4%
United Bank Ltd.	274,400	480,768
Poland - 3.7%
AmRest Holdings NV (a)	2,000	248,102
Fabryki Mebli Forte SA	27,200	396,365
Globe Trade Centre SA	333,900	978,125
Inter Cars SA	7,700	654,825
LPP SA	370	1,076,134
Orbis SA	21,900	653,321
Pfleiderer Grajewo SA	49,900	578,741

TOTAL POLAND		4,585,613

Romania - 2.3%
Banca Transilvania SA	1,015,997	651,228
BRD-Groupe Societe Generale	410,465	1,479,923
Fondul Propietatea SA GDR	56,500	689,300

TOTAL ROMANIA		2,820,451

Russia - 20.0%
Alrosa Co. Ltd.	900,000	1,304,856
Gazprom OAO	942,093	2,402,615
Lukoil PJSC	18,500	1,224,621
Lukoil PJSC sponsored ADR	55,495	3,663,780
MMC Norilsk Nickel PJSC	12,000	2,477,999
NOVATEK OAO	200,500	2,595,549
Novolipetsk Steel OJSC GDR (Reg. S)	48,800	1,278,560
Sberbank of Russia	1,718,280	8,075,077
Tatneft PAO	170,500	1,714,309

TOTAL RUSSIA		24,737,366

South Africa - 43.8%
African Rainbow Minerals Ltd.	97,100	1,049,176
Anglo American Platinum Ltd. (a)	37,800	1,132,764
ArcelorMittal South Africa Ltd. (a)	780,000	242,305
Aveng Ltd. (a)	1,189,200	194,749
AVI Ltd.	67,400	611,457
Barloworld Ltd.	69,000	983,081
Cashbuild Ltd.	22,400	850,902
City Lodge Hotels Ltd.	62,000	769,357
Clicks Group Ltd.	73,954	1,066,586
Dis-Chem Pharmacies Pty Ltd. (c)	187,000	572,859
DRDGOLD Ltd.	3,045,114	943,978
Exxaro Resources Ltd.	99,600	1,203,229
FirstRand Ltd.	668,300	3,751,563
Hulamin Ltd.	1,096,900	500,011
Imperial Holdings Ltd.	70,000	1,678,168
KAP Industrial Holdings Ltd.	945,700	681,758
Mr Price Group Ltd.	99,700	2,407,023
MTN Group Ltd.	309,450	3,432,456
Murray & Roberts Holdings Ltd.	399,000	404,179
Nampak Ltd. (a)	994,400	1,280,118
Naspers Ltd. Class N	51,000	14,562,121
Pioneer Foods Ltd.	68,100	750,774
Pretoria Portland Cement Co. Ltd. (a)	1,192,249	815,213
PSG Group Ltd.	114,500	2,145,742
RMB Holdings Ltd.	213,200	1,418,184
Sanlam Ltd.	328,500	2,445,812
Shoprite Holdings Ltd.	119,400	2,487,028
Spar Group Ltd.	61,800	1,069,452
Spur Corp. Ltd.	257,400	597,531
Standard Bank Group Ltd.	244,700	4,144,898

TOTAL SOUTH AFRICA		54,192,474

Turkey - 0.9%
Tupras Turkiye Petrol Rafinerileri A/S	36,000	1,105,894
United Arab Emirates - 6.0%
Abu Dhabi National Oil Co. for Distribution PJSC (a)	937,731	686,777
Agthia Group PJSC	344,787	410,220
Aldar Properties PJSC	1,597,568	996,047
DP World Ltd.	52,278	1,385,890
Dubai Financial Market PJSC (a)	2,741,002	835,819
Dubai Islamic Bank Pakistan Ltd. (a)	539,253	895,586
Dubai Parks and Resorts PJSC (a)	4,523,254	788,163
National Bank of Abu Dhabi PJSC (a)	446,345	1,361,049

TOTAL UNITED ARAB EMIRATES		7,359,551

United Kingdom - 4.7%
Abdullah Al-Othaim Markets Co. ELS (HSBC Bank Warrant Program) warrants 7/20/20 (a)(c)	14,900	493,455
Al Rajhi Banking & Investment Corp. ELS (HSBC Bank Warrant Program) warrants 1/19/21 (a)(c)	29,800	591,828
ALDREES Petroleum and Transport Services Co. ELS (HSBC Warrant Program) warrants 1/30/20 (c)	96,625	665,509
BGEO Group PLC	11,500	598,268
Fawaz Alhokair Group ELS (HSBC Bank Warrant Program) warrants 2/28/20 (c)	39,500	326,933
Georgia Healthcare Group PLC (a)(c)	107,500	503,692
NMC Health PLC	13,149	623,192
Saudi Co. For Hardware LLC ELS (HSBC Bank Warrant Program) warrants 5/21/18 (a)(c)	17,800	538,236
Tullow Oil PLC (a)	234,500	665,077
United International Transportation Co. ELS (HSBC Bank Warrant Program) warrants 7/8/20 (c)	104,504	819,535

TOTAL UNITED KINGDOM		5,825,725

TOTAL COMMON STOCKS
(Cost $77,275,449)		118,544,939

Nonconvertible Preferred Stocks - 3.7%
Russia - 3.7%
Surgutneftegas OJSC	3,330,300	1,759,052
Tatneft PAO (a)	391,800	2,850,691
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,909,745)		4,609,743

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.39% (d)	867,704	867,878
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	625,038	625,100
TOTAL MONEY MARKET FUNDS
(Cost $1,492,978)		1,492,978
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $81,678,172)		124,647,660
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(817,353)
NET ASSETS - 100%		$123,830,307

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,512,047 or 3.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,045
Fidelity Securities Lending Cash Central Fund	866
Total	$2,911

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$26,994,573	$26,994,573	$--	$--
Consumer Staples	9,074,598	9,074,598	--	--
Energy	21,173,851	18,190,178	2,983,673	--
Financials	38,956,854	27,446,281	11,510,573	--
Health Care	1,702,578	1,702,578	--	--
Industrials	4,955,223	4,955,223	--	--
Materials	14,077,164	13,133,186	943,978	--
Real Estate	1,974,172	1,974,172	--	--
Telecommunication Services	4,245,669	4,245,669	--	--
Money Market Funds	1,492,978	1,492,978	--	--
Total Investments in Securities:	$124,647,660	$109,209,436	$15,438,224	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,549,378
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Fund

January 31, 2018

ILF-QTLY-0318
1.873105.109

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value
Argentina - 0.4%
Grupo Superveille SA sponsored ADR	671,772	$21,476,551
Telecom Argentina SA Class B sponsored ADR	444,434	16,604,054
YPF SA Class D sponsored ADR	1,266,600	30,588,390

TOTAL ARGENTINA		68,668,995

Australia - 0.0%
Frontier Digital Ventures Ltd. (a)(b)	14,637,121	8,845,944
Bermuda - 1.3%
AGTech Holdings Ltd. (a)	55,168,000	7,052,342
Credicorp Ltd. (United States)	334,440	77,466,337
GP Investments Ltd. Class A (depositary receipt) (a)(b)	7,634,637	14,809,183
Shangri-La Asia Ltd.	25,632,000	65,205,116
VimpelCom Ltd. sponsored ADR	10,128,120	38,486,856

TOTAL BERMUDA		203,019,834

Brazil - 4.5%
Azul SA sponsored ADR	1,353,900	39,520,341
B2W Companhia Global do Varejo (a)	19,403,202	129,415,581
Banco do Brasil SA	6,656,000	82,897,075
CCR SA	8,495,600	41,784,699
Centrais Eletricas Brasileiras SA (Electrobras) (a)	1,535,700	9,799,366
Companhia de Saneamento de Minas Gerais	2,780,270	39,356,616
Cosan SA Industria e Comercio	1,803,600	24,704,678
Direcional Engenharia SA (a)(b)	13,093,500	26,918,526
Localiza Rent A Car SA	4,961,370	40,145,674
Minerva SA	5,417,500	16,374,929
Petrobras Distribuidora SA (a)	6,781,200	44,697,175
Smiles Fidelidade SA	2,228,200	57,453,431
Vale SA sponsored ADR	13,953,170	182,646,995

TOTAL BRAZIL		735,715,086

British Virgin Islands - 0.9%
Despegar.com Corp. (c)	788,900	24,022,005
Mail.Ru Group Ltd. GDR (Reg. S) (a)	3,674,301	120,517,073

TOTAL BRITISH VIRGIN ISLANDS		144,539,078

Canada - 0.3%
Pan American Silver Corp.	2,674,600	43,916,932
Cayman Islands - 18.7%
58.com, Inc. ADR (a)	1,597,718	127,625,714
Alibaba Group Holding Ltd. sponsored ADR (a)	3,359,206	686,252,194
BizLink Holding, Inc.	1,384,617	13,167,848
China Biologic Products Holdings, Inc.	206,800	16,736,324
China Literature Ltd. (a)(d)	34,799,701	360,557,582
China Resources Land Ltd.	10,666,000	42,540,469
Haitian International Holdings Ltd.	12,305,000	38,459,761
JD.com, Inc. sponsored ADR (a)	8,310,204	409,111,343
Momo, Inc. ADR (a)	1,967,400	62,032,122
NetEase, Inc. ADR	244,400	78,247,104
Secoo Holding Ltd. ADR (c)	466,500	6,731,595
Shimao Property Holdings Ltd.	8,785,500	26,224,032
Silergy Corp.	170,000	3,623,777
Tencent Holdings Ltd.	17,149,499	1,013,320,112
Uni-President China Holdings Ltd.	77,997,000	71,489,647
Vipshop Holdings Ltd. ADR (a)	3,009,800	49,751,994
Yirendai Ltd. sponsored ADR (c)	292,299	11,814,726

TOTAL CAYMAN ISLANDS		3,017,686,344

Chile - 1.4%
Compania Cervecerias Unidas SA sponsored ADR (c)	2,081,200	61,124,844
Enersis SA	107,540,263	25,153,322
Inversiones La Construccion SA	1,959,643	40,666,745
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	350,400	19,755,552
Vina Concha y Toro SA	34,096,719	75,791,854

TOTAL CHILE		222,492,317

China - 7.9%
Anhui Conch Cement Co. Ltd. (H Shares)	4,469,500	24,625,344
BBMG Corp. (H Shares)	69,690,500	34,744,358
China Life Insurance Co. Ltd. (H Shares)	51,090,900	172,033,372
China Longyuan Power Grid Corp. Ltd. (H Shares)	74,638,810	54,576,645
China Pacific Insurance (Group) Co. Ltd. (H Shares)	27,716,694	140,662,404
China Petroleum & Chemical Corp. (H Shares)	48,542,000	41,960,503
China Telecom Corp. Ltd. (H Shares)	74,618,882	36,915,249
Guangzhou Automobile Group Co. Ltd. (H Shares)	21,326,000	48,308,018
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	3,807,582	24,157,633
Industrial & Commercial Bank of China Ltd. (H Shares)	360,979,400	341,476,042
Kweichow Moutai Co. Ltd. (A Shares)	211,529	25,715,937
PICC Property & Casualty Co. Ltd. (H Shares)	36,512,500	75,800,784
Qingdao Haier Co. Ltd.	29,401,637	99,115,047
Shanghai International Airport Co. Ltd. (A Shares)	6,271,398	46,760,249
Shenzhen Inovance Technology Co. Ltd. Class A	3,209,616	14,331,195
Tsingtao Brewery Co. Ltd. (H Shares)	10,682,000	59,536,755
Zhengzhou Yutong Bus Co. Ltd.	8,977,051	31,290,065

TOTAL CHINA		1,272,009,600

Cyprus - 0.1%
Etalon Group PLC GDR (Reg. S)	5,100,147	16,320,470
Egypt - 0.0%
Six of October Development & Investment Co. (a)	4,068,500	4,308,095
Greece - 0.5%
Titan Cement Co. SA (Reg.)	2,502,981	76,757,128
Hong Kong - 4.4%
China Mobile Ltd. sponsored ADR	340,490	17,930,203
China Overseas Land and Investment Ltd.	23,051,000	89,284,999
China Resources Beer Holdings Co. Ltd.	29,836,666	112,707,776
China Resources Power Holdings Co. Ltd.	14,432,397	26,641,076
China Unicom Ltd. (a)	14,843,000	22,249,807
China Unicom Ltd. sponsored ADR (a)(c)	3,691,800	55,524,672
CNOOC Ltd.	88,334,000	138,848,930
CSPC Pharmaceutical Group Ltd.	31,918,000	70,832,324
Far East Horizon Ltd.	119,278,750	128,539,544
Sinotruk Hong Kong Ltd.	9,295,500	12,215,520
Techtronic Industries Co. Ltd.	5,963,000	39,714,457

TOTAL HONG KONG		714,489,308

India - 9.4%
Adani Ports & Special Economic Zone Ltd.	8,208,066	55,381,201
Axis Bank Ltd.	12,667,561	118,304,975
Bharat Petroleum Corp. Ltd.	9,883,892	76,555,067
Bharti Airtel Ltd.	5,614,489	38,853,571
Bharti Infratel Ltd.	7,568,211	41,859,732
Federal Bank Ltd.	24,389,217	38,544,633
ICICI Bank Ltd.	10,642,918	58,920,024
ICICI Bank Ltd. sponsored ADR	9,090,770	99,816,655
Indraprastha Gas Ltd. (a)	7,055,639	33,818,446
InterGlobe Aviation Ltd. (d)	1,371,018	26,207,022
ITC Ltd.	13,179,690	56,277,027
JK Cement Ltd.	2,348,328	41,191,801
Larsen & Toubro Ltd.	2,996,347	66,776,676
LIC Housing Finance Ltd.	7,059,058	59,412,257
Lupin Ltd. (a)	4,472,654	62,188,609
NTPC Ltd.	8,142,278	21,809,673
Petronet LNG Ltd.	9,217,019	36,942,033
Phoenix Mills Ltd. (a)	5,895,347	60,623,014
Power Grid Corp. of India Ltd.	7,775,720	23,708,850
Reliance Industries Ltd.	12,437,025	188,101,198
SREI Infrastructure Finance Ltd. (b)	34,355,610	51,782,055
State Bank of India	18,925,307	93,271,750
Sun Pharmaceutical Industries Ltd.	9,832,184	89,705,530
Tata Motors Ltd. (a)	10,752,005	67,273,866
Tejas Networks Ltd. (d)	1,033,028	6,154,123

TOTAL INDIA		1,513,479,788

Indonesia - 2.9%
PT Astra International Tbk	225,247,700	143,003,731
PT Bank Mandiri (Persero) Tbk	102,705,600	62,520,121
PT Bank Rakyat Indonesia Tbk	372,061,000	102,821,504
PT Indocement Tunggal Prakarsa Tbk	19,546,700	31,827,170
PT Kalbe Farma Tbk	176,378,200	21,934,474
PT Link Net Tbk	42,262,871	17,124,852
PT Media Nusantara Citra Tbk	240,097,000	27,347,942
PT Perusahaan Gas Negara Tbk Series B	51,834,200	10,104,736
PT Semen Gresik (Persero) Tbk	56,315,100	46,899,456

TOTAL INDONESIA		463,583,986

Israel - 0.3%
Bezeq The Israel Telecommunication Corp. Ltd.	29,298,437	48,365,919
Japan - 0.4%
Panasonic Corp.	1,479,500	21,966,437
Sumco Corp.	1,481,600	40,323,695

TOTAL JAPAN		62,290,132

Korea (South) - 8.8%
AMOREPACIFIC Group, Inc.	632,472	83,951,621
BS Financial Group, Inc.	8,192,156	81,171,489
Cafe24 Corp. (a)	19,700	1,049,640
Coway Co. Ltd.	361,495	32,169,083
Daou Technology, Inc. (b)	3,046,123	71,327,106
Hanon Systems	2,755,659	33,615,179
Hyundai Fire & Marine Insurance Co. Ltd.	1,289,188	55,855,434
Hyundai Industrial Development & Construction Co.	505,599	20,936,755
Hyundai Mobis	718,742	166,282,928
Iljin Materials Co. Ltd.	583,596	21,193,504
InterPark INT Corp. (b)	3,076,471	27,434,727
KB Financial Group, Inc.	2,944,576	184,841,741
KEPCO Plant Service & Engineering Co. Ltd.	441,718	17,300,496
Korea Electric Power Corp.	412,255	13,765,616
Korea Express Co. Ltd. (a)	70,606	9,569,936
Korean Reinsurance Co.	2,464,358	28,103,672
KT Corp.	510,078	14,093,504
KT Corp. sponsored ADR	512,500	7,661,875
LG Chemical Ltd.	275,927	111,423,650
LG Telecom Ltd.	758,761	10,142,394
NAVER Corp.	44,043	37,464,309
POSCO	253,746	90,343,088
Samsung Life Insurance Co. Ltd.	455,435	54,918,106
Samsung SDI Co. Ltd.	519,202	95,609,714
Shinhan Financial Group Co. Ltd.	3,061,442	151,711,901

TOTAL KOREA (SOUTH)		1,421,937,468

Mauritius - 0.1%
MakeMyTrip Ltd. (a)(c)	635,496	19,446,178
Mexico - 1.7%
America Movil S.A.B. de CV Series L sponsored ADR	1,253,600	23,442,320
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	3,019,800	31,572,683
Grupo Financiero Banorte S.A.B. de CV Series O	11,278,818	72,466,106
Macquarie Mexican (REIT) (b)(d)	46,507,815	51,426,160
Promotora y Operadora de Infraestructura S.A.B. de CV	2,484,455	25,466,940
Wal-Mart de Mexico SA de CV Series V	26,830,500	67,235,726

TOTAL MEXICO		271,609,935

Netherlands - 1.1%
Yandex NV Series A (a)	4,448,080	172,274,138
Nigeria - 0.6%
Guaranty Trust Bank PLC	101,802,322	13,860,344
Guaranty Trust Bank PLC GDR (Reg. S)	3,878,704	28,896,345
Transnational Corp. of Nigeria PLC (a)	1,235,285,783	7,972,897
Zenith Bank PLC	508,113,887	43,633,048

TOTAL NIGERIA		94,362,634

Pakistan - 0.3%
Habib Bank Ltd.	30,627,800	53,770,129
Panama - 0.3%
Copa Holdings SA Class A	307,600	42,550,308
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	3,745,100	57,786,893
Philippines - 0.7%
International Container Terminal Services, Inc.	12,089,790	26,709,317
Metropolitan Bank & Trust Co.	29,191,577	56,536,485
Robinsons Land Corp.	75,090,570	30,547,794
Robinsons Land Corp. rights 2/8/18 (a)	19,876,661	1,044,613

TOTAL PHILIPPINES		114,838,209

Russia - 5.5%
Lukoil PJSC sponsored ADR	2,272,400	150,023,848
MegaFon PJSC	1,792,067	16,940,969
MegaFon PJSC GDR	960,255	9,314,474
MMC Norilsk Nickel PJSC sponsored ADR	5,929,500	121,910,520
Mobile TeleSystems OJSC	3,958,270	21,760,520
Mobile TeleSystems OJSC sponsored ADR	1,645,100	19,971,514
NOVATEK OAO GDR (Reg. S)	612,400	81,510,440
RusHydro PJSC	1,408,403,700	18,177,202
Sberbank of Russia	39,063,380	183,578,803
Sberbank of Russia sponsored ADR	12,102,694	243,869,284
Unipro PJSC	542,456,196	24,414,490

TOTAL RUSSIA		891,472,064

Singapore - 0.2%
First Resources Ltd.	24,365,000	35,290,059
South Africa - 7.9%
Aspen Pharmacare Holdings Ltd.	2,523,982	57,675,798
Barclays Africa Group Ltd.	5,749,140	87,404,885
Bidvest Group Ltd.	2,951,545	62,286,102
FirstRand Ltd.	17,850,800	100,207,087
Imperial Holdings Ltd.	6,537,300	156,724,128
Life Healthcare Group Holdings Ltd.	16,984,500	39,112,560
Mr Price Group Ltd.	1,921,312	46,385,585
MTN Group Ltd.	3,947,100	43,781,698
Naspers Ltd. Class N	1,559,500	445,286,699
Nedbank Group Ltd.	2,201,900	49,072,375
Sasol Ltd.	2,297,500	82,561,055
Tiger Brands Ltd.	2,721,100	105,892,337

TOTAL SOUTH AFRICA		1,276,390,309

Taiwan - 6.6%
Advantech Co. Ltd.	1,687,795	13,187,932
Chroma ATE, Inc.	4,484,000	25,509,142
GlobalWafers Co. Ltd.	7,569,300	115,694,505
King's Town Bank	25,861,000	37,001,893
LandMark Optoelectronics Corp.	2,244,446	28,459,878
Largan Precision Co. Ltd.	729,900	100,181,617
MediaTek, Inc.	1,170,000	11,988,896
Nanya Technology Corp.	10,647,000	28,971,429
PChome Online, Inc.	1,654,613	9,186,151
Quanta Computer, Inc.	13,011,000	28,314,347
Taiwan Fertilizer Co. Ltd.	1,490,000	2,042,530
Taiwan Semiconductor Manufacturing Co. Ltd.	46,960,284	409,922,050
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,140,601	96,990,631
Unified-President Enterprises Corp.	33,951,000	81,446,564
United Microelectronics Corp.	76,151,000	37,122,060
Universal Cement Corp.	20,378,693	15,958,229
Yuanta Financial Holding Co. Ltd.	57,242,206	27,464,175

TOTAL TAIWAN		1,069,442,029

Thailand - 1.2%
Delta Electronics PCL (For. Reg.)	4,695,000	11,542,625
PTT Global Chemical PCL (For. Reg.)	31,477,200	96,733,094
Siam Cement PCL (For. Reg.)	4,069,100	63,920,728
Star Petroleum Refining PCL	54,112,900	28,853,302

TOTAL THAILAND		201,049,749

Turkey - 1.8%
Bim Birlesik Magazalar A/S JSC	2,661,000	53,232,750
Tupras Turkiye Petrol Rafinerileri A/S	2,494,796	76,638,305
Turkcell Iletisim Hizmet A/S	14,177,000	58,910,443
Turkcell Iletisim Hizmet A/S sponsored ADR (c)	522,500	5,460,125
Turkiye Garanti Bankasi A/S	29,487,000	96,468,943

TOTAL TURKEY		290,710,566

United Arab Emirates - 1.2%
DP World Ltd.	1,893,760	50,203,578
Emaar Properties PJSC	44,298,552	79,359,771
National Bank of Abu Dhabi PJSC (a)	20,394,387	62,189,013

TOTAL UNITED ARAB EMIRATES		191,752,362

United Kingdom - 0.2%
Fresnillo PLC	1,691,800	32,284,254
Shanghai International Airport Co. Ltd. ELS (UBS Warrant Programme) warrants 5/11/18 (d)	498,900	3,719,855

TOTAL UNITED KINGDOM		36,004,109

United States of America - 0.6%
Cognizant Technology Solutions Corp. Class A	333,600	26,014,128
MercadoLibre, Inc.	200,050	77,439,355

TOTAL UNITED STATES OF AMERICA		103,453,483

TOTAL COMMON STOCKS
(Cost $9,817,682,057)		14,960,629,578

Preferred Stocks - 7.0%
Convertible Preferred Stocks - 0.3%
Cayman Islands - 0.3%
China Internet Plus Holdings Ltd. Series A-11 (a)(e)(f)	7,577,282	42,349,884
Nonconvertible Preferred Stocks - 6.7%
Brazil - 5.0%
Ambev SA sponsored ADR	15,438,900	106,065,243
Banco do Estado Rio Grande do Sul SA	6,300,186	33,023,574
Companhia Paranaense de Energia-Copel:
(PN-B)	106,400	818,539
(PN-B) sponsored ADR (c)	5,832,839	45,204,502
Fibria Celulose SA sponsored ADR	4,345,100	74,735,720
Itau Unibanco Holding SA sponsored ADR	15,483,294	253,926,022
Metalurgica Gerdau SA (PN)	25,338,222	54,716,562
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.) (a)	13,424,800	166,333,272
Telefonica Brasil SA	3,824,300	64,638,592
		799,462,026
Korea (South) - 1.7%
Hyundai Motor Co. Series 2	1,511,786	146,968,105
Samsung Electronics Co. Ltd.	39,805	78,471,805
Samsung Fire & Marine Insurance Co. Ltd.	311,036	55,532,019
		280,971,929

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,080,433,955

TOTAL PREFERRED STOCKS
(Cost $709,407,342)		1,122,783,839
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.41% to 1.42% 4/19/18 (Cost $1,316,029)	1,320,000	1,316,104
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.39% (g)	130,688,622	130,714,760
Fidelity Securities Lending Cash Central Fund 1.40% (g)(h)	52,160,786	52,166,002
TOTAL MONEY MARKET FUNDS
(Cost $182,880,761)		182,880,762
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $10,711,286,189)		16,267,610,283
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(116,047,255)
NET ASSETS - 100%		$16,151,563,028

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $448,064,742 or 2.8% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,349,884 or 0.3% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$23,950,652

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$392,701
Fidelity Securities Lending Cash Central Fund	278,457
Total	$671,158

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
B2W Companhia Global do Varejo	$176,861,949	$--	$46,327,687	$--	$14,144,274	$(15,262,955)	$--
Daou Technology, Inc.	49,992,717	--	--	591,003	--	21,334,389	71,327,106
Direcional Engenharia SA	24,131,764	--	783,991	--	(97,219)	3,667,972	26,918,526
Frontier Digital Ventures Ltd.	7,489,111	--	248,817	--	88,461	1,517,189	8,845,944
GP Investments Ltd. Class A (depositary receipt)	13,652,868	--	--	--	--	1,156,315	14,809,183
InterPark INT Corp.	25,671,882	--	--	238,757	--	1,762,845	27,434,727
Macquarie Mexican (REIT)	73,579,884	--	16,722,220	1,165,430	(9,103,940)	3,672,436	51,426,160
SREI Infrastructure Finance Ltd.	60,858,509	--	--	--	--	(9,076,454)	51,782,055
Total	$432,238,684	$--	$64,082,715	$1,995,190	$5,031,576	$8,771,737	$252,543,701

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,752,256,409	$2,620,666,222	$89,240,303	$42,349,884
Consumer Staples	1,012,133,069	1,012,133,069	--	--
Energy	1,041,059,966	860,250,533	180,809,433	--
Financials	3,911,771,845	3,156,966,149	754,805,696	--
Health Care	358,185,619	358,185,619	--	--
Industrials	712,636,366	712,636,366	--	--
Information Technology	3,601,554,348	2,099,816,791	1,501,737,557	--
Materials	1,306,781,059	1,133,876,916	172,904,143	--
Real Estate	401,679,417	400,634,804	1,044,613	--
Telecommunication Services	630,033,343	571,929,512	58,103,831	--
Utilities	355,321,976	341,556,360	13,765,616	--
Government Obligations	1,316,104	--	1,316,104	--
Money Market Funds	182,880,762	182,880,762	--	--
Total Investments in Securities:	$16,267,610,283	$13,451,533,103	$2,773,727,296	$42,349,884

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global Commodity Stock Fund

January 31, 2018

GCS-QTLY-0318
1.879386.108

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Chemicals - 17.2%
Commodity Chemicals - 0.9%
LG Chemical Ltd.	2,400	$969,158
LyondellBasell Industries NV Class A	37,400	4,482,016
Tronox Ltd. Class A	14,265	280,022
		5,731,196
Diversified Chemicals - 1.1%
DowDuPont, Inc.	54,458	4,115,936
The Chemours Co. LLC	54,900	2,833,938
		6,949,874
Fertilizers & Agricultural Chemicals - 14.5%
CF Industries Holdings, Inc.	276,160	11,720,230
FMC Corp.	148,800	13,589,904
K&S AG (a)	185,200	5,201,131
Monsanto Co.	80,200	9,768,360
Nutrien Ltd. (b)	617,159	32,287,959
Nutrien Ltd. (b)	16,224	849,164
The Mosaic Co.	335,261	9,152,625
UPL Ltd. (b)	240,689	2,847,863
Yara International ASA	134,500	6,464,249
		91,881,485
Specialty Chemicals - 0.7%
Novozymes A/S Series B	11,600	643,423
Platform Specialty Products Corp. (b)	253,600	2,969,656
W.R. Grace & Co.	12,500	922,750
		4,535,829

TOTAL CHEMICALS		109,098,384

Construction Materials - 0.4%
Construction Materials - 0.4%
Buzzi Unicem SpA	20,000	587,253
CEMEX S.A.B. de CV sponsored ADR	114,600	950,034
Summit Materials, Inc.	40,209	1,284,678
		2,821,965
Containers & Packaging - 0.6%
Paper Packaging - 0.6%
Amcor Ltd.	56,000	657,017
Packaging Corp. of America	10,200	1,281,426
WestRock Co.	23,759	1,583,062
		3,521,505
Electric Utilities - 0.4%
Electric Utilities - 0.4%
Exelon Corp.	33,700	1,297,787
Vistra Energy Corp. (b)	81,400	1,587,300
		2,885,087
Energy Equipment & Services - 0.6%
Oil & Gas Equipment & Services - 0.6%
Baker Hughes, a GE Co. Class A	59,800	1,922,570
John Wood Group PLC	206,800	1,902,103
		3,824,673
Food Products - 5.4%
Agricultural Products - 5.1%
Archer Daniels Midland Co.	100,200	4,303,590
Bunge Ltd.	149,600	11,882,728
Darling International, Inc. (b)	209,800	3,889,692
First Resources Ltd.	1,962,100	2,841,889
Ingredion, Inc.	52,600	7,555,464
Wilmar International Ltd.	907,800	2,214,484
		32,687,847
Packaged Foods & Meats - 0.3%
Adecoagro SA (b)	169,500	1,642,455

TOTAL FOOD PRODUCTS		34,330,302

Gas Utilities - 0.1%
Gas Utilities - 0.1%
China Resource Gas Group Ltd.	100,000	329,172
Indraprastha Gas Ltd. (b)	133,200	638,442
		967,614
Household Durables - 0.2%
Homebuilding - 0.2%
TopBuild Corp. (b)	14,700	1,125,138
Independent Power and Renewable Electricity Producers - 0.6%
Independent Power Producers & Energy Traders - 0.6%
China Resources Power Holdings Co. Ltd.	644,000	1,188,774
NRG Energy, Inc.	58,800	1,529,388
The AES Corp.	117,000	1,352,520
		4,070,682
Machinery - 0.8%
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	600	43,572
Deere & Co.	200	33,284
Jain Irrigation Systems Ltd.	147,859	325,564
		402,420
Construction Machinery & Heavy Trucks - 0.3%
Allison Transmission Holdings, Inc.	36,400	1,610,336
Industrial Machinery - 0.4%
Andritz AG	27,300	1,637,773
The Weir Group PLC	39,100	1,226,351
		2,864,124

TOTAL MACHINERY		4,876,880

Metals & Mining - 32.5%
Aluminum - 0.4%
Aluminum Corp. of China Ltd. (H Shares) (b)	520,000	351,671
Hindalco Industries Ltd.	160,000	644,808
Norsk Hydro ASA	171,500	1,250,282
		2,246,761
Copper - 2.1%
First Quantum Minerals Ltd.	420,824	6,274,725
Freeport-McMoRan, Inc. (b)	348,800	6,801,600
Lundin Mining Corp.	45,400	328,135
		13,404,460
Diversified Metals & Mining - 15.0%
Anglo American PLC (United Kingdom)	302,951	7,349,457
Arizona Mining, Inc. (b)	627,678	2,260,661
BHP Billiton PLC	1,395,993	31,089,102
Boliden AB	75,800	2,749,228
Glencore Xstrata PLC	3,046,773	17,463,903
Grupo Mexico SA de CV Series B	370,020	1,311,748
Ivanhoe Mines Ltd. (b)	586,900	1,679,584
Korea Zinc Co. Ltd.	3,250	1,564,552
MMC Norilsk Nickel PJSC sponsored ADR	60,800	1,250,048
Northern Dynasty Minerals Ltd. (b)	15,000	14,850
Rio Tinto PLC	384,487	21,401,711
South32 Ltd.	422,594	1,300,810
Teck Resources Ltd. Class B (sub. vtg.)	141,900	4,120,868
Turquoise Hill Resources Ltd. (b)	436,100	1,329,573
Vedanta Ltd. (b)	60,000	321,287
		95,207,382
Gold - 7.3%
Agnico Eagle Mines Ltd. (Canada)	84,200	3,983,413
Alamos Gold, Inc.	63,900	382,880
AngloGold Ashanti Ltd. sponsored ADR	156,200	1,761,936
B2Gold Corp. (b)	928,680	2,808,691
Barrick Gold Corp.	410,800	5,908,172
Continental Gold, Inc. (b)	598,800	1,781,795
Detour Gold Corp. (b)	120,300	1,285,156
Eldorado Gold Corp.	214,600	277,410
Endeavour Mining Corp. (b)	54,400	1,004,410
Franco-Nevada Corp.	8,200	627,000
Gold Standard Ventures Corp. (b)	825,500	1,483,215
Goldcorp, Inc.	211,610	3,029,636
Guyana Goldfields, Inc. (b)	343,200	1,319,785
IAMGOLD Corp. (b)	99,900	588,029
Kinross Gold Corp. (b)	305,400	1,325,883
Newcrest Mining Ltd.	69,215	1,264,384
Newmont Mining Corp.	132,800	5,379,728
Premier Gold Mines Ltd. (b)	1,132,600	3,195,221
Randgold Resources Ltd. sponsored ADR	24,200	2,448,072
Resolute Mng Ltd.	516,514	486,962
Seabridge Gold, Inc. (b)	56,449	671,743
SEMAFO, Inc. (b)	461,100	1,364,556
Sibanye-Stillwater ADR (a)	273,228	1,286,904
Solgold PLC (a)(b)	990,000	309,243
Teranga Gold Corp. (b)	185,100	508,649
Torex Gold Resources, Inc. (b)	166,870	1,721,610
Zijin Mng Group Co. Ltd. (H Shares)	768,000	386,815
		46,591,298
Precious Metals & Minerals - 0.7%
Alrosa Co. Ltd.	812,900	1,178,575
Dalradian Resources, Inc. (b)	37,400	37,704
Fresnillo PLC	65,800	1,255,647
Impala Platinum Holdings Ltd. (b)	122,400	375,582
Industrias Penoles SA de CV	32,765	759,369
Osisko Mining, Inc. (b)	260,700	754,546
		4,361,423
Silver - 0.6%
MAG Silver Corp. (b)	59,400	637,463
Wheaton Precious Metals Corp.	137,000	2,959,423
		3,596,886
Steel - 6.4%
ArcelorMittal SA Class A unit (a)(b)	161,202	5,866,141
BlueScope Steel Ltd.	27,000	315,471
China Steel Corp.	1,344,000	1,146,887
Fortescue Metals Group Ltd.	330,863	1,322,383
Hyundai Steel Co.	35,939	1,914,874
JFE Holdings, Inc.	134,800	3,204,794
Nippon Steel & Sumitomo Metal Corp.	138,400	3,532,267
Nucor Corp.	76,492	5,121,904
POSCO	19,614	6,983,319
Steel Dynamics, Inc.	53,400	2,424,360
Thyssenkrupp AG	141,000	4,435,984
Vale SA sponsored ADR	294,641	3,856,851
Voestalpine AG	4,900	318,050
		40,443,285

TOTAL METALS & MINING		205,851,495

Multi-Utilities - 0.4%
Multi-Utilities - 0.4%
E.ON AG	122,079	1,283,181
Sempra Energy	12,400	1,327,048
		2,610,229
Oil, Gas & Consumable Fuels - 29.4%
Integrated Oil & Gas - 18.7%
BP PLC	1,898,600	13,545,359
Cenovus Energy, Inc.	395,600	3,772,673
Chevron Corp.	179,800	22,537,930
China Petroleum & Chemical Corp. (H Shares)	3,166,000	2,736,742
Exxon Mobil Corp.	305,100	26,635,230
Gazprom OAO	249,630	636,630
Imperial Oil Ltd.	33,400	1,050,063
Lukoil PJSC sponsored ADR	53,900	3,558,478
Occidental Petroleum Corp.	37,800	2,833,866
Royal Dutch Shell PLC:
Class A (United Kingdom)	378,000	13,252,187
Class B (United Kingdom)	56,830	2,015,901
Statoil ASA	123,300	2,889,082
Suncor Energy, Inc.	249,832	9,050,824
Total SA	223,600	12,964,313
YPF SA Class D sponsored ADR	50,300	1,214,745
		118,694,023
Oil & Gas Exploration & Production - 9.6%
Anadarko Petroleum Corp.	169,000	10,148,450
Cabot Oil & Gas Corp.	56,000	1,475,600
Canadian Natural Resources Ltd.	106,100	3,622,064
Centennial Resource Development, Inc. Class A (b)	11,300	230,633
Cimarex Energy Co.	12,100	1,357,620
CNOOC Ltd. sponsored ADR	25,500	4,008,600
ConocoPhillips Co.	118,200	6,951,342
Continental Resources, Inc. (b)	13,692	760,317
Devon Energy Corp.	50,800	2,101,596
Diamondback Energy, Inc. (b)	9,400	1,179,700
Encana Corp.	52,000	643,024
EOG Resources, Inc.	55,000	6,325,000
EQT Corp.	39,801	2,160,796
Marathon Oil Corp.	112,800	2,051,832
Newfield Exploration Co. (b)	29,700	940,302
Noble Energy, Inc.	169,700	5,179,244
NOVATEK OAO GDR (Reg. S)	17,200	2,289,320
Pioneer Natural Resources Co.	17,910	3,275,918
PrairieSky Royalty Ltd.	109,298	2,706,681
Range Resources Corp. (a)	125,300	1,785,525
RSP Permian, Inc. (b)	30,250	1,200,320
		60,393,884
Oil & Gas Refining & Marketing - 0.5%
Bharat Petroleum Corp. Ltd.	86,184	667,533
Reliance Industries Ltd.	146,541	2,216,329
Star Petroleum Refining PCL	575,000	306,593
		3,190,455
Oil & Gas Storage & Transport - 0.6%
Boardwalk Pipeline Partners, LP	101,700	1,277,352
Petronet LNG Ltd.	419,432	1,681,093
Scorpio Tankers, Inc.	314,500	836,570
		3,795,015

TOTAL OIL, GAS & CONSUMABLE FUELS		186,073,377

Paper & Forest Products - 8.0%
Forest Products - 0.6%
Quintis Ltd. (b)(c)	413,280	3
Svenska Cellulosa AB (SCA) (B Shares)	123,500	1,277,959
West Fraser Timber Co. Ltd.	25,500	1,784,171
Western Forest Products, Inc.	245,000	569,675
		3,631,808
Paper Products - 7.4%
Fibria Celulose SA	244,100	4,204,711
Lee & Man Paper Manufacturing Ltd.	252,000	297,014
Long Chen Paper Co. Ltd.	1,285,000	1,470,861
Mondi PLC	499,400	13,309,302
Nine Dragons Paper (Holdings) Ltd.	1,004,000	1,563,245
Oji Holdings Corp.	140,000	961,894
Sappi Ltd.	447,906	3,227,078
Stora Enso Oyj (R Shares)	279,500	4,795,723
Suzano Papel e Celulose SA	534,200	3,464,084
UPM-Kymmene Corp.	401,300	13,522,071
		46,815,983

TOTAL PAPER & FOREST PRODUCTS		50,447,791

Pharmaceuticals - 0.5%
Pharmaceuticals - 0.5%
Bayer AG	22,300	2,922,133
Trading Companies & Distributors - 0.5%
Trading Companies & Distributors - 0.5%
Brenntag AG	19,700	1,277,225
Univar, Inc. (b)	62,700	1,872,222
		3,149,447
TOTAL COMMON STOCKS
(Cost $611,787,579)		618,576,702

Nonconvertible Preferred Stocks - 1.3%
Metals & Mining - 0.2%
Steel - 0.2%
Gerdau SA	52,000	235,028
Gerdau SA sponsored ADR	263,100	1,178,688
		1,413,716
Oil, Gas & Consumable Fuels - 1.1%
Integrated Oil & Gas - 1.1%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.) (b)	576,500	7,142,835
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $6,713,975)		8,556,551

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.39% (d)	7,163,414	7,164,846
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	9,764,739	9,765,716
TOTAL MONEY MARKET FUNDS
(Cost $16,931,538)		16,930,562
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $635,433,092)		644,063,815
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(10,198,470)
NET ASSETS - 100%		$633,865,345

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,445
Fidelity Securities Lending Cash Central Fund	69,315
Total	$92,760

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$618,576,702	$499,443,043	$119,133,656	$3
Nonconvertible Preferred Stocks	8,556,551	8,556,551	--	--
Money Market Funds	16,930,562	16,930,562	--	--
Total Investments in Securities:	$644,063,815	$524,930,156	$119,133,656	$3

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Growth Fund

January 31, 2018

GSV-S-QTLY-0318
1.907948.108

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 3.7%
CSL Ltd.	4,068,438	$480,015,618
Transurban Group unit	10,796,208	104,569,005

TOTAL AUSTRALIA		584,584,623

Austria - 1.2%
Andritz AG	3,091,198	185,446,210
Belgium - 2.9%
Anheuser-Busch InBev SA NV	2,682,481	303,816,520
KBC Groep NV	1,557,065	149,627,671

TOTAL BELGIUM		453,444,191

Brazil - 0.1%
Itau Unibanco Holding SA	1,505,300	20,949,467
Canada - 1.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,320,200	69,069,000
Canadian Pacific Railway Ltd.	375,800	69,581,050
Franco-Nevada Corp. (a)	1,101,500	84,224,451
Pason Systems, Inc.	1,851,469	27,666,667
PrairieSky Royalty Ltd.	1,522,600	37,706,013

TOTAL CANADA		288,247,181

Cayman Islands - 1.8%
58.com, Inc. ADR (b)	851,100	67,985,868
Alibaba Group Holding Ltd. sponsored ADR (b)	1,043,200	213,115,328

TOTAL CAYMAN ISLANDS		281,101,196

Denmark - 1.3%
Jyske Bank A/S (Reg.)	1,346,300	77,865,078
Novo Nordisk A/S Series B sponsored ADR	2,233,181	123,941,546

TOTAL DENMARK		201,806,624

Finland - 0.2%
Tikkurila Oyj	1,985,479	39,884,856
France - 2.8%
Edenred SA	2,666,100	86,095,608
Elis SA	2,606,841	72,821,777
Essilor International SA	957,612	136,012,811
Safran SA	1,326,200	149,835,681

TOTAL FRANCE		444,765,877

Germany - 5.3%
Bayer AG	2,267,700	297,153,424
MTU Aero Engines Holdings AG	444,300	79,598,862
SAP SE	4,129,913	467,260,621

TOTAL GERMANY		844,012,907

Hong Kong - 2.5%
AIA Group Ltd.	45,233,400	387,418,305
India - 1.2%
Housing Development Finance Corp. Ltd.	5,972,940	183,839,876
Ireland - 3.4%
CRH PLC sponsored ADR (a)	8,027,805	300,159,629
James Hardie Industries PLC CDI	13,092,924	230,101,567

TOTAL IRELAND		530,261,196

Isle of Man - 0.5%
Playtech Ltd.	6,558,106	73,784,538
Italy - 0.9%
Interpump Group SpA	3,802,149	137,085,006
Japan - 13.3%
DENSO Corp.	2,836,300	178,306,335
East Japan Railway Co.	1,548,500	154,563,124
Hoya Corp.	3,170,100	162,825,907
Keyence Corp.	748,500	457,413,920
Komatsu Ltd.	5,979,600	235,013,224
Misumi Group, Inc.	5,956,200	180,332,138
Mitsui Fudosan Co. Ltd.	3,590,600	94,561,457
Nintendo Co. Ltd.	197,400	89,405,380
Olympus Corp.	2,233,700	86,051,151
OSG Corp.	3,497,000	88,920,886
SHO-BOND Holdings Co. Ltd. (c)	1,511,000	121,586,089
USS Co. Ltd.	11,159,500	249,932,872

TOTAL JAPAN		2,098,912,483

Kenya - 0.7%
Safaricom Ltd.	375,891,000	108,607,096
Korea (South) - 1.1%
BGF Retail Co. Ltd. (b)	460,088	94,615,660
NAVER Corp.	85,879	73,051,276

TOTAL KOREA (SOUTH)		167,666,936

Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	709,312	69,186,292
Netherlands - 2.6%
ASML Holding NV (Netherlands)	2,063,500	418,351,228
New Zealand - 0.3%
Auckland International Airport Ltd.	10,698,218	52,783,727
Norway - 0.3%
Schibsted ASA (B Shares)	1,427,763	43,061,254
South Africa - 2.6%
Clicks Group Ltd.	6,783,570	97,834,583
Naspers Ltd. Class N	1,112,110	317,542,668

TOTAL SOUTH AFRICA		415,377,251

Spain - 3.9%
Amadeus IT Holding SA Class A	3,725,400	288,986,892
Hispania Activos Inmobiliarios SA	2,517,010	52,656,145
Inditex SA	4,048,434	144,866,803
Merlin Properties Socimi SA	2,837,600	40,831,828
Prosegur Compania de Seguridad SA (Reg.)	10,062,989	83,707,816

TOTAL SPAIN		611,049,484

Sweden - 5.4%
ASSA ABLOY AB (B Shares)	14,545,417	322,422,601
Atlas Copco AB (A Shares)	5,666,800	265,724,514
Essity AB Class B	1,931,866	57,858,650
Fagerhult AB	5,269,192	65,598,261
Svenska Cellulosa AB (SCA) (B Shares)	2,196,800	22,732,150
Svenska Handelsbanken AB (A Shares)	8,019,213	116,676,959

TOTAL SWEDEN		851,013,135

Switzerland - 7.4%
Nestle SA (Reg. S)	6,662,124	575,487,374
Roche Holding AG (participation certificate)	1,668,163	412,160,204
Schindler Holding AG:
(participation certificate)	579,078	145,212,791
(Reg.)	154,309	37,568,004

TOTAL SWITZERLAND		1,170,428,373

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	20,541,000	179,304,896
Turkey - 0.2%
Tupras Turkiye Petrol Rafinerileri A/S	1,249,924	38,396,750
United Kingdom - 10.9%
BAE Systems PLC	14,590,100	123,097,757
British American Tobacco PLC (United Kingdom)	5,486,600	374,990,992
Elementis PLC	9,821,247	40,300,176
Howden Joinery Group PLC	4,355,900	28,715,676
Informa PLC	16,566,754	163,762,292
InterContinental Hotel Group PLC ADR (a)	4,085,939	274,043,929
Melrose Industries PLC	11,684,996	37,561,892
Prudential PLC	11,307,246	306,088,094
Reckitt Benckiser Group PLC	2,251,787	217,455,322
Rightmove PLC	613,870	38,463,854
Shaftesbury PLC	2,918,400	41,436,902
Spectris PLC	1,970,700	73,002,387

TOTAL UNITED KINGDOM		1,718,919,273

United States of America - 18.1%
Alphabet, Inc. Class A (b)	247,094	292,119,469
Autoliv, Inc. (a)	1,300,827	197,998,878
Berkshire Hathaway, Inc. Class B (b)	971,950	208,366,641
Martin Marietta Materials, Inc.	695,800	158,760,686
MasterCard, Inc. Class A	2,261,210	382,144,490
Mohawk Industries, Inc. (b)	563,515	158,381,526
Moody's Corp.	660,100	106,797,579
MSCI, Inc.	1,030,400	143,462,592
Philip Morris International, Inc.	1,878,192	201,398,528
PriceSmart, Inc.	677,575	57,729,390
ResMed, Inc.	1,534,600	154,672,334
S&P Global, Inc.	830,971	150,488,848
Sherwin-Williams Co.	513,700	214,269,407
Visa, Inc. Class A	3,501,596	435,003,271

TOTAL UNITED STATES OF AMERICA		2,861,593,639

TOTAL COMMON STOCKS
(Cost $9,370,585,692)		15,461,283,870

Nonconvertible Preferred Stocks - 0.7%
Brazil - 0.7%
Itau Unibanco Holding SA
(Cost $81,261,989)	6,270,500	102,855,094

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 1.39% (d)	407,113,518	407,194,941
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	184,460,436	184,478,882
TOTAL MONEY MARKET FUNDS
(Cost $591,673,844)		591,673,823
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $10,043,521,525)		16,155,812,787
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(365,813,341)
NET ASSETS - 100%		$15,789,999,446

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$951,548
Fidelity Securities Lending Cash Central Fund	157,011
Total	$1,108,559

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
SHO-BOND Holdings Co. Ltd.	$93,058,290	$--	$97,809	$600,689	$42,117	$28,583,491	$121,586,089
Total	$93,058,290	$--	$97,809	$600,689	$42,117	$28,583,491	$121,586,089

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,727,896,557	$1,154,790,547	$573,106,010	$--
Consumer Staples	2,119,442,311	647,692,103	1,471,750,208	--
Energy	103,769,430	103,769,430	--	--
Financials	1,954,436,204	1,648,348,110	306,088,094	--
Health Care	1,852,832,995	894,642,309	958,190,686	--
Industrials	2,827,841,699	1,452,070,199	1,375,771,500	--
Information Technology	3,549,393,418	1,937,657,373	1,611,736,045	--
Materials	1,090,432,922	1,090,432,922	--	--
Real Estate	229,486,332	134,924,875	94,561,457	--
Telecommunication Services	108,607,096	108,607,096	--	--
Money Market Funds	591,673,823	591,673,823	--	--
Total Investments in Securities:	$16,155,812,787	$9,764,608,787	$6,391,204,000	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$197,190,302
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Value Fund

January 31, 2018

VSF-S-QTLY-0318
1.907974.108

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 3.7%
Commonwealth Bank of Australia	4,627,303	$294,081,051
Insurance Australia Group Ltd.	17,127,164	99,919,738
Macquarie Group Ltd.	1,515,613	125,950,705
Magellan Financial Group Ltd.	2,868,826	63,687,335

TOTAL AUSTRALIA		583,638,829

Austria - 1.0%
Erste Group Bank AG	2,989,600	150,436,736
Bailiwick of Jersey - 0.6%
Wolseley PLC	1,271,862	98,166,183
Belgium - 1.4%
KBC Groep NV	2,299,467	220,969,511
Canada - 0.5%
Nutrien Ltd. (a)	1,414,680	74,011,917
Finland - 1.1%
Sampo Oyj (A Shares)	2,879,413	167,199,719
France - 14.9%
Atos Origin SA	1,071,078	168,884,204
AXA SA	8,055,773	264,933,853
Bouygues SA	1,888,730	104,983,533
Capgemini SA	1,014,605	134,723,079
Compagnie de St. Gobain	1,499,300	87,144,058
Natixis SA	14,355,600	130,715,313
Sanofi SA	3,154,978	278,431,945
Societe Generale Series A	4,138,100	240,496,279
SR Teleperformance SA	778,400	118,000,189
Total SA	8,087,942	468,938,335
VINCI SA	1,925,300	208,084,124
Vivendi SA	4,780,881	140,260,657

TOTAL FRANCE		2,345,595,569

Germany - 8.4%
BASF AG	2,513,429	294,769,264
Brenntag AG	1,312,300	85,081,318
Deutsche Post AG	2,396,662	113,280,167
Deutsche Telekom AG	10,897,570	191,143,812
Fresenius SE & Co. KGaA	803,400	70,301,070
Hannover Reuck SE	765,300	104,612,419
HeidelbergCement Finance AG	785,200	85,086,222
Linde AG (a)	475,400	116,039,782
SAP SE	896,951	101,481,528
Vonovia SE	3,117,804	153,713,818

TOTAL GERMANY		1,315,509,400

Hong Kong - 0.3%
AIA Group Ltd.	5,940,600	50,880,482
Indonesia - 0.8%
PT Bank Rakyat Indonesia Tbk	428,578,500	118,440,486
Ireland - 1.0%
Allergan PLC	299,300	53,951,818
CRH PLC	2,782,861	103,350,472

TOTAL IRELAND		157,302,290

Israel - 0.1%
Teva Pharmaceutical Industries Ltd. sponsored ADR	922,192	18,821,939
Italy - 1.9%
Intesa Sanpaolo SpA	56,848,700	223,366,452
Mediobanca SpA	6,763,858	82,229,964

TOTAL ITALY		305,596,416

Japan - 22.5%
AEON Financial Service Co. Ltd.	3,256,400	81,468,797
East Japan Railway Co.	866,200	86,459,527
Honda Motor Co. Ltd.	7,215,100	254,446,060
Hoya Corp.	1,572,400	80,763,211
Idemitsu Kosan Co. Ltd.	1,307,300	49,074,228
Itochu Corp.	9,431,300	185,576,838
Japan Tobacco, Inc.	3,214,200	106,517,958
Kao Corp.	1,405,400	97,659,401
KDDI Corp.	5,396,200	136,946,395
Makita Corp.	2,404,100	113,579,666
Mitsubishi UFJ Financial Group, Inc.	40,685,800	307,640,518
Mitsui Fudosan Co. Ltd.	3,263,700	85,952,272
Nintendo Co. Ltd.	211,200	95,655,605
Nomura Holdings, Inc.	19,696,600	128,588,356
OBIC Co. Ltd.	1,515,600	118,452,136
Olympus Corp.	2,063,000	79,475,097
Oracle Corp. Japan	888,600	71,771,022
ORIX Corp.	9,752,800	182,686,348
Panasonic Corp.	6,306,509	93,634,018
Recruit Holdings Co. Ltd.	3,854,800	94,137,505
Seven & i Holdings Co. Ltd.	73,775	3,043,943
Shin-Etsu Chemical Co. Ltd.	1,318,100	150,811,647
Shinsei Bank Ltd.	5,426,500	94,879,905
Sony Corp.	1,956,200	93,821,449
Sony Financial Holdings, Inc.	5,712,400	105,066,982
Subaru Corp.	2,988,100	99,529,130
Sumitomo Mitsui Financial Group, Inc.	4,225,800	190,312,939
T&D Holdings, Inc.	5,712,500	102,426,331
Taiheiyo Cement Corp.	2,039,500	86,554,474
Tokio Marine Holdings, Inc.	3,076,200	145,448,604

TOTAL JAPAN		3,522,380,362

Netherlands - 3.0%
ING Groep NV (Certificaten Van Aandelen)	11,894,234	233,546,563
Koninklijke Philips Electronics NV	1,801,700	73,436,894
RELX NV	4,065,500	90,426,348
Wolters Kluwer NV	1,521,761	80,542,665

TOTAL NETHERLANDS		477,952,470

Norway - 1.6%
Statoil ASA	10,515,968	246,403,024
Portugal - 0.8%
Galp Energia SGPS SA Class B	6,394,209	122,018,282
Spain - 3.8%
Banco Santander SA (Spain)	51,250,448	380,698,251
CaixaBank SA	25,056,208	135,156,305
Masmovil Ibercom SA (a)	238,460	30,020,485
Unicaja Banco SA	31,376,170	55,277,264

TOTAL SPAIN		601,152,305

Sweden - 3.7%
Alfa Laval AB	3,776,600	99,065,118
Investor AB (B Shares)	2,119,357	103,575,474
Nordea Bank AB	17,949,533	221,501,870
Swedbank AB (A Shares)	6,014,000	153,710,022

TOTAL SWEDEN		577,852,484

Switzerland - 9.7%
Credit Suisse Group AG	10,969,257	212,156,707
Lafargeholcim Ltd. (Reg.)	1,549,470	94,890,991
Nestle SA (Reg. S)	2,694,744	232,777,287
Novartis AG	5,335,687	481,583,578
UBS Group AG	12,740,571	258,888,403
Zurich Insurance Group AG	716,345	235,433,721

TOTAL SWITZERLAND		1,515,730,687

United Kingdom - 15.2%
AstraZeneca PLC (United Kingdom)	2,176,920	151,107,129
Aviva PLC	21,463,282	156,583,830
BAE Systems PLC	14,489,472	122,248,751
BHP Billiton PLC	9,415,663	209,689,094
BP PLC	55,713,068	397,478,921
British American Tobacco PLC (United Kingdom)	1,620,241	110,738,122
Bunzl PLC	3,388,512	99,110,283
Compass Group PLC	4,097,059	86,240,127
GlaxoSmithKline PLC	5,265,203	98,006,954
HSBC Holdings PLC sponsored ADR (b)	3,008,833	162,206,187
Imperial Tobacco Group PLC	3,699,871	152,265,794
Informa PLC	10,834,838	107,102,327
Liberty Global PLC Class A (a)	2,185,000	81,675,300
Micro Focus International PLC	3,296,605	100,634,719
Standard Chartered PLC (United Kingdom) (a)	14,197,286	165,215,103
Standard Life PLC	23,429,031	141,545,595
The Weir Group PLC	1,404,634	44,055,624

TOTAL UNITED KINGDOM		2,385,903,860

United States of America - 2.3%
Amgen, Inc.	438,500	81,582,925
ConocoPhillips Co.	2,960,800	174,124,648
Edgewell Personal Care Co. (a)	423,000	23,882,580
S&P Global, Inc.	462,300	83,722,530

TOTAL UNITED STATES OF AMERICA		363,312,683

TOTAL COMMON STOCKS
(Cost $12,059,437,408)		15,419,275,634

Nonconvertible Preferred Stocks - 1.2%
Germany - 0.7%
Porsche Automobil Holding SE (Germany)	1,219,100	112,609,876
Spain - 0.5%
Grifols SA Class B	3,312,338	82,156,730
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $151,421,985)		194,766,606

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.39% (c)	99,213,672	99,233,514
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	116,686,657	116,698,326
TOTAL MONEY MARKET FUNDS
(Cost $215,933,923)		215,931,840
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $12,426,793,316)		15,829,974,080
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(144,478,764)
NET ASSETS - 100%		$15,685,495,316

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195,015
Fidelity Securities Lending Cash Central Fund	778,471
Total	$973,486

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,069,318,944	$527,888,287	$541,430,657	$--
Consumer Staples	726,885,085	176,148,374	550,736,711	--
Energy	1,458,037,438	296,142,930	1,161,894,508	--
Financials	6,375,656,648	3,570,897,879	2,804,758,769	--
Health Care	1,549,619,290	224,657,752	1,324,961,538	--
Industrials	1,829,941,897	1,019,855,486	810,086,411	--
Information Technology	791,602,293	404,242,002	387,360,291	--
Materials	1,215,203,863	370,028,912	845,174,951	--
Real Estate	239,666,090	153,713,818	85,952,272	--
Telecommunication Services	358,110,692	30,020,485	328,090,207	--
Money Market Funds	215,931,840	215,931,840	--	--
Total Investments in Securities:	$15,829,974,080	$6,989,527,765	$8,840,446,315	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$717,933,300
Level 2 to Level 1	$318,104,817

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Small Cap Fund

January 31, 2018

SCF-S-QTLY-0318
1.907961.108

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 2.7%
Accent Group Ltd. (a)	15,669,196	$11,237,352
Adelaide Brighton Ltd.	2,955,230	15,454,795
Austal Ltd.	2,462,861	3,611,924
Bapcor Ltd.	810,786	3,815,455
Beacon Lighting Group Ltd.	6,633,510	9,086,980
Domain Holdings Australia Ltd. (b)	285,479	726,923
DuluxGroup Ltd.	4,809,181	28,289,238
Imdex Ltd. (b)	16,634,283	14,074,101
John Fairfax Holdings Ltd.	2,854,785	1,633,274
Nanosonics Ltd. (b)	577,363	1,316,627
Pact Group Holdings Ltd.	916,667	3,914,846
Quintis Ltd. (a)(b)(c)	9,242,850	74
Reckon Ltd. (d)	5,931,406	7,240,983
Sigma Healthcare Ltd.	2,445,948	1,763,996
SomnoMed Ltd. (b)	274,760	681,917

TOTAL AUSTRALIA		102,848,485

Austria - 1.0%
Andritz AG	458,024	27,477,636
IMMOFINANZ Immobilien Anlagen AG	2,169,441	5,553,934
Wienerberger AG	144,100	3,928,806

TOTAL AUSTRIA		36,960,376

Bailiwick of Jersey - 0.6%
Integrated Diagnostics Holdings PLC	4,317,632	19,969,048
IWG PLC	574,100	2,165,001

TOTAL BAILIWICK OF JERSEY		22,134,049

Belgium - 1.6%
Barco NV	16,700	2,060,948
Econocom Group SA	677,914	5,655,983
KBC Ancora	779,573	52,701,004

TOTAL BELGIUM		60,417,935

Bermuda - 0.6%
APT Satellite Holdings Ltd.	528,500	249,297
BW Offshore Ltd. (b)	160,000	797,001
Vostok New Ventures Ltd. (depositary receipt) (b)	2,608,342	23,038,440

TOTAL BERMUDA		24,084,738

Brazil - 0.2%
Banco ABC Brasil SA rights 2/2/18 (b)	41,681	84,945
Magnesita Refratarios SA	186,800	3,221,802
Sul America SA unit	919,702	5,859,997

TOTAL BRAZIL		9,166,744

Canada - 1.5%
McCoy Global, Inc. (b)	1,118,050	1,236,218
New Look Vision Group, Inc.	597,900	16,678,007
Pason Systems, Inc.	777,100	11,612,275
PrairieSky Royalty Ltd.	319,000	7,899,789
ShawCor Ltd. Class A	489,800	11,054,348
Total Energy Services, Inc.	360,000	4,009,756
ZCL Composites, Inc.	280,000	2,574,634

TOTAL CANADA		55,065,027

Cayman Islands - 1.1%
58.com, Inc. ADR (b)	156,600	12,509,208
SITC International Holdings Co. Ltd.	5,202,000	5,984,928
Value Partners Group Ltd.	17,091,000	21,804,399

TOTAL CAYMAN ISLANDS		40,298,535

Denmark - 2.2%
Jyske Bank A/S (Reg.)	505,519	29,237,374
Royal Unibrew A/S	40,600	2,466,681
Scandinavian Tobacco Group A/S (e)	1,157,059	23,432,640
Spar Nord Bank A/S	2,405,285	28,609,028

TOTAL DENMARK		83,745,723

Finland - 0.6%
Olvi PLC (A Shares)	119,900	4,331,880
Tikkurila Oyj	977,930	19,644,931

TOTAL FINLAND		23,976,811

France - 3.1%
Cegedim SA (b)	43,051	2,207,484
Elis SA	2,211,704	61,783,675
Laurent-Perrier Group SA	135,868	16,193,944
Somfy SA	13,500	1,505,131
Vetoquinol SA	301,927	20,317,275
Virbac SA (b)	99,200	15,222,793

TOTAL FRANCE		117,230,302

Germany - 4.7%
CompuGroup Medical AG	1,037,353	65,619,810
CTS Eventim AG	955,832	47,800,808
Fielmann AG	179,918	15,748,092
JOST Werke AG (b)(e)	33,000	1,665,477
MLP AG	672,245	4,732,328
Nexus AG	560,476	18,718,606
SMA Solar Technology AG (a)	126,053	6,854,748
WashTec AG	189,876	16,431,116

TOTAL GERMANY		177,570,985

Greece - 0.4%
Fourlis Holdings SA	752,500	5,493,486
Motor Oil (HELLAS) Corinth Refineries SA	200,000	5,003,446
Mytilineos Holdings SA (b)	318,300	3,991,372

TOTAL GREECE		14,488,304

India - 0.2%
Jyothy Laboratories Ltd.	1,429,105	8,209,035
Ireland - 1.8%
Cairn Homes PLC (b)	1,233,100	2,908,815
FBD Holdings PLC (b)	1,298,400	17,248,705
James Hardie Industries PLC CDI	2,524,307	44,363,428
Mincon Group PLC	1,337,028	2,008,584
United Drug PLC (United Kingdom)	201,900	2,352,109

TOTAL IRELAND		68,881,641

Isle of Man - 0.7%
Playtech Ltd.	2,530,341	28,468,592
Israel - 1.9%
Azrieli Group	162,479	8,851,994
Ituran Location & Control Ltd.	959,086	33,472,101
Strauss Group Ltd.	1,265,055	28,541,473

TOTAL ISRAEL		70,865,568

Italy - 2.5%
Astm SpA	25,000	678,197
Azimut Holding SpA	733,664	16,705,549
Beni Stabili SpA SIIQ	16,853,520	15,599,206
Interpump Group SpA	1,683,466	60,696,713

TOTAL ITALY		93,679,665

Japan - 34.9%
Aeon Delight Co. Ltd.	63,800	2,332,752
Ai Holdings Corp.	635,600	17,006,419
Aoki Super Co. Ltd.	292,000	3,641,438
Arcland Service Holdings Co. Ltd.	113,200	2,565,892
Artnature, Inc.	1,702,800	12,148,150
Asahi Co. Ltd.	959,600	12,271,229
Asante, Inc.	216,400	3,550,259
Aucnet, Inc.	245,100	3,422,790
Azbil Corp.	1,725,100	80,403,045
Bank of Kyoto Ltd.	117,200	6,603,472
Broadleaf Co. Ltd.	881,500	9,045,166
Central Automotive Products Ltd.	121,079	1,942,347
Chugoku Marine Paints Ltd.	275,000	2,398,138
Coca-Cola West Co. Ltd.	457,650	16,212,784
Daiichikosho Co. Ltd.	631,000	34,467,970
Daikokutenbussan Co. Ltd.	569,400	26,493,413
Funai Soken Holdings, Inc.	958,500	22,792,240
GCA Savvian Group Corp. (a)	1,935,687	20,254,731
GMO Internet, Inc.	306,280	5,611,360
Goldcrest Co. Ltd.	1,493,510	33,116,653
Iwatani Corp.	51,200	1,771,459
Iwatsuka Confectionary Co. Ltd.	118,300	5,907,653
Kamigumi Co. Ltd.	155,850	3,430,188
Kobayashi Pharmaceutical Co. Ltd.	587,100	38,887,940
Konoike Transport Co. Ltd.	205,200	3,744,193
Koshidaka Holdings Co. Ltd. (a)	587,700	32,608,297
Kusuri No Aoki Holdings Co. Ltd.	337,500	17,698,427
Lasertec Corp.	1,259,800	45,126,085
Leopalace21 Corp.	534,096	4,437,005
Mandom Corp.	83,600	2,985,688
Medikit Co. Ltd.	271,400	13,750,400
Mirait Holdings Corp.	201,900	2,992,399
Miroku Jyoho Service Co., Ltd.	419,800	12,865,433
Misumi Group, Inc.	1,411,500	42,735,102
Mitsuboshi Belting Ltd.	184,000	2,461,999
Monex Group, Inc.	2,402,932	8,934,205
Morinaga & Co. Ltd.	70,900	3,684,975
Nabtesco Corp.	766,600	36,450,931
Nagaileben Co. Ltd.	1,467,700	37,686,994
Nakanishi, Inc.	31,300	1,705,045
Nakano Refrigerators Co. Ltd.	285,100	12,037,431
ND Software Co. Ltd.	231,036	2,742,488
Nihon Parkerizing Co. Ltd.	3,620,200	62,922,368
Nitto Kohki Co. Ltd.	83,400	2,305,713
NOF Corp.	175,000	4,710,197
NS Tool Co. Ltd.	27,400	746,223
OBIC Co. Ltd.	908,900	71,035,330
Okamoto Industries, Inc.	300,000	3,397,869
OSG Corp.	2,240,800	56,978,531
PALTAC Corp.	143,900	6,388,724
Paramount Bed Holdings Co. Ltd.	715,960	37,737,779
ProNexus, Inc.	1,241,000	16,745,917
S Foods, Inc.	113,500	4,951,435
Sakai Moving Service Co. Ltd.	5,100	244,440
San-Ai Oil Co. Ltd.	2,176,900	31,798,099
Sekisui Jushi Corp.	165,500	3,777,885
Shinko Plantech Co. Ltd.	138,200	1,430,624
Shinsei Bank Ltd.	326,600	5,710,454
Ship Healthcare Holdings, Inc.	40,900	1,331,525
SHO-BOND Holdings Co. Ltd.	708,800	57,035,222
Shoei Co. Ltd. (d)	822,300	37,753,543
SK Kaken Co. Ltd.	217,000	24,788,516
Software Service, Inc.	168,400	12,688,232
Techno Medica Co. Ltd.	283,000	4,976,279
The Monogatari Corp. (a)	178,700	17,180,418
TKC Corp.	666,600	24,351,120
Tocalo Co. Ltd.	438,400	22,020,685
Toshiba Plant Systems & Services Corp.	178,800	3,526,879
Tsuruha Holdings, Inc.	29,870	4,171,626
USS Co. Ltd.	3,404,200	76,241,900
Welcia Holdings Co. Ltd.	646,200	27,495,169
Workman Co. Ltd.	650,700	27,951,317
Yamato Kogyo Co. Ltd.	372,700	10,678,538
Yuasa Trading Co. Ltd.	100,900	3,611,935

TOTAL JAPAN		1,317,609,077

Korea (South) - 1.4%
BGF Retail Co. Ltd. (b)	208,425	42,861,950
iMarketKorea, Inc.	103,160	978,761
Leeno Industrial, Inc.	186,094	10,645,921

TOTAL KOREA (SOUTH)		54,486,632

Luxembourg - 0.1%
B&M European Value Retail S.A.	653,731	3,860,384
Mexico - 0.3%
Consorcio ARA S.A.B. de CV	26,015,095	10,790,846
Genomma Lab Internacional SA de CV (b)	866,200	951,753

TOTAL MEXICO		11,742,599

Netherlands - 2.8%
Aalberts Industries NV	984,900	53,803,314
Arcadis NV	69,918	1,589,431
BinckBank NV	641,961	3,475,036
Intertrust NV (e)	203,860	3,733,260
PostNL NV	652,200	3,255,150
RHI Magnesita NV (b)	27,948	1,804,340
Takeaway.com Holding BV (b)(e)	222,278	13,467,299
Van Lanschot NV (Bearer)	227,504	7,725,215
VastNed Retail NV	312,554	15,774,290

TOTAL NETHERLANDS		104,627,335

New Zealand - 0.1%
EBOS Group Ltd.	126,738	1,717,618
The a2 Milk Co. Ltd. (b)	452,282	3,021,281

TOTAL NEW ZEALAND		4,738,899

Norway - 1.3%
ABG Sundal Collier ASA	5,878,388	4,743,034
Borregaard ASA	290,000	2,588,177
Kongsberg Gruppen ASA	924,448	18,827,373
Schibsted ASA (A Shares)	82,366	2,646,559
Skandiabanken ASA (e)	1,869,149	19,276,076
Spectrum ASA (b)	130,000	750,431

TOTAL NORWAY		48,831,650

Philippines - 0.6%
Jollibee Food Corp.	3,545,490	19,654,609
Pilipinas Shell Petroleum Corp.	1,408,850	1,712,558

TOTAL PHILIPPINES		21,367,167

Singapore - 0.1%
Boustead Singapore Ltd.	5,919,000	3,722,500
Hour Glass Ltd.	1,558,300	795,900

TOTAL SINGAPORE		4,518,400

South Africa - 0.9%
Clicks Group Ltd.	2,271,726	32,763,481
Spain - 2.7%
Baron de Ley SA (b)	9,415	1,291,656
Hispania Activos Inmobiliarios SA	1,100,650	23,025,727
Merlin Properties Socimi SA	1,590,500	22,886,602
Prosegur Cash SA (e)	973,400	3,359,699
Prosegur Compania de Seguridad SA (Reg.)	6,199,186	51,567,216

TOTAL SPAIN		102,130,900

Sweden - 4.5%
Addlife AB	537,000	12,402,949
AddTech AB (B Shares)	1,373,010	33,872,656
Fagerhult AB	3,437,305	42,792,373
Granges AB	300,000	3,156,131
Lagercrantz Group AB (B Shares)	2,061,041	21,709,210
Loomis AB (B Shares)	622,000	24,864,529
Mekonomen AB	71,125	1,301,568
Saab AB (B Shares)	612,300	29,333,272

TOTAL SWEDEN		169,432,688

Switzerland - 0.6%
EDAG Engineering Group AG	175,700	3,577,501
Tecan Group AG	59,063	13,084,921
Vontobel Holdings AG	88,220	6,374,209

TOTAL SWITZERLAND		23,036,631

Taiwan - 0.4%
Addcn Technology Co. Ltd.	1,655,570	13,503,510
United Kingdom - 17.4%
Alliance Pharma PLC	14,372,548	14,080,735
Ascential PLC	4,572,623	23,593,522
Avon Rubber PLC	86,677	1,544,508
BCA Marketplace PLC (a)	3,109,200	8,290,614
Cineworld Group PLC (a)	1,455,500	10,653,280
Countrywide PLC (b)	3,263,869	3,934,440
Dechra Pharmaceuticals PLC	1,907,363	64,996,065
Dignity PLC	111,207	1,293,179
DP Poland PLC (b)(d)	7,668,000	4,463,838
Elementis PLC	8,174,282	33,542,075
Equiniti Group PLC (e)	1,717,223	6,607,520
GetBusy PLC	2,405,905	1,246,849
Great Portland Estates PLC	2,738,800	25,859,756
H&T Group PLC	1,284,806	6,384,811
Hill & Smith Holdings PLC	78,863	1,342,564
Hilton Food Group PLC	1,018,638	12,293,662
Howden Joinery Group PLC	5,822,800	38,386,014
Indivior PLC (b)	300,100	1,715,893
Informa PLC	4,979,938	49,226,666
InterContinental Hotel Group PLC ADR	207,247	13,900,056
ITE Group PLC	8,444,572	20,694,784
LivaNova PLC (b)	30,484	2,607,906
LSL Property Services PLC	500,000	2,001,989
Luxfer Holdings PLC sponsored	300,000	4,338,000
Mears Group PLC	740,512	4,205,664
Mitie Group PLC	656,691	1,652,218
PayPoint PLC	110,600	1,396,045
Polypipe Group PLC	374,600	2,105,164
Rightmove PLC	529,647	33,186,611
Shaftesbury PLC	2,847,755	40,433,849
Sinclair Pharma PLC (b)	3,420,008	1,109,573
Spectris PLC	2,009,161	74,427,132
Spirax-Sarco Engineering PLC	930,628	74,986,735
Topps Tiles PLC (d)	10,689,639	14,100,068
Tullett Prebon PLC	1,076,603	8,101,658
Ultra Electronics Holdings PLC	1,182,927	25,630,374
Unite Group PLC	1,566,563	17,727,547
Zpg PLC	680,923	3,316,153

TOTAL UNITED KINGDOM		655,377,517

United States of America - 2.4%
Autoliv, Inc.	113,800	17,321,498
Compass Minerals International, Inc. (a)	41,000	2,988,900
Martin Marietta Materials, Inc.	64,080	14,621,134
Mohawk Industries, Inc. (b)	46,462	13,058,610
PriceSmart, Inc.	268,926	22,912,495
ResMed, Inc.	171,700	17,305,643
Resources Connection, Inc.	13,700	223,995
Utah Medical Products, Inc.	10,650	959,565

TOTAL UNITED STATES OF AMERICA		89,391,840

TOTAL COMMON STOCKS
(Cost $2,278,012,260)		3,695,511,225

Nonconvertible Preferred Stocks - 1.8%
Brazil - 0.2%
Banco ABC Brasil SA	1,149,100	6,838,335
Germany - 1.6%
Sartorius AG (non-vtg.)	494,755	59,122,820
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $18,051,515)		65,961,155

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.39% (f)	77,772,705	77,788,259
Fidelity Securities Lending Cash Central Fund 1.40% (f)(g)	17,947,727	17,949,522
TOTAL MONEY MARKET FUNDS
(Cost $95,734,655)		95,737,781
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $2,391,798,430)		3,857,210,161
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(84,288,280)
NET ASSETS - 100%		$3,772,921,881

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Affiliated company

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $71,541,971 or 1.9% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$192,692
Fidelity Securities Lending Cash Central Fund	187,803
Total	$380,495

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Artnature, Inc.	$11,683,496	$--	$539,412	$--	$(362,482)	$1,366,548	$--
DP Poland PLC	3,859,020	368,519	--	--	--	236,299	4,463,838
Reckon Ltd.	5,651,804	--	--	--	--	1,589,179	7,240,983
Shoei Co. Ltd.	27,389,174	233,845	--	44,492	--	10,130,524	37,753,543
Topps Tiles PLC	9,904,292	--	2,112	329,175	(513)	4,198,401	14,100,068
Total	$58,487,786	$602,364	$541,524	$373,667	$(362,995)	$17,520,951	$63,558,432

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$601,680,423	$348,758,527	$252,921,896	$--
Consumer Staples	339,166,236	174,887,538	164,278,698	--
Energy	79,879,179	46,650,456	33,228,723	--
Financials	331,235,344	289,647,537	41,587,807	--
Health Care	450,843,848	338,225,106	112,618,742	--
Industrials	906,884,953	609,142,829	297,742,124	--
Information Technology	530,499,140	261,632,392	268,866,748	--
Materials	301,830,968	192,935,268	108,895,626	74
Real Estate	219,202,992	181,649,334	37,553,658	--
Telecommunication Services	249,297	249,297	--	--
Money Market Funds	95,737,781	95,737,781	--	--
Total Investments in Securities:	$3,857,210,161	$2,539,516,065	$1,317,694,022	$74

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Consumer Staples:
Beginning Balance	$45,204,204
Net Realized Gain (Loss) on Investment Securities	6,048,695
Net Unrealized Gain (Loss) on Investment Securities	(12,049,962)
Cost of Purchases	--
Proceeds of Sales	(39,202,937)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$--
Other Investments in Securities:
Beginning Balance	$ 2,086,834
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(2,086,760)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$74
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$(2,086,760)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total Emerging Markets Fund

January 31, 2018

TEK-QTLY-0318
1.931232.106

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.8%
		Shares	Value
Argentina - 0.3%
Grupo Superveille SA sponsored ADR		36,100	$1,154,117
Telecom Argentina SA Class B sponsored ADR		19,234	718,582
YPF SA Class D sponsored ADR		52,800	1,275,120

TOTAL ARGENTINA			3,147,819

Australia - 0.0%
Frontier Digital Ventures Ltd. (a)		524,805	317,166
Bermuda - 0.8%
AGTech Holdings Ltd. (a)		2,108,000	269,474
Credicorp Ltd. (United States)		10,500	2,432,115
GP Investments Ltd. Class A (depositary receipt) (a)		22,922	44,463
Shangri-La Asia Ltd.		1,142,000	2,905,128
VimpelCom Ltd. sponsored ADR		425,860	1,618,268

TOTAL BERMUDA			7,269,448

Brazil - 3.5%
Azul SA sponsored ADR		55,600	1,622,964
B2W Companhia Global do Varejo (a)		836,217	5,577,405
Banco do Brasil SA		327,700	4,081,336
CCR SA		349,200	1,717,503
Centrais Eletricas Brasileiras SA (Electrobras) (a)		60,640	386,946
Companhia de Saneamento de Minas Gerais		118,936	1,683,620
Cosan SA Industria e Comercio		74,855	1,025,321
Direcional Engenharia SA (a)		510,400	1,049,316
Localiza Rent A Car SA		203,885	1,649,766
Minerva SA		195,600	591,220
Petrobras Distribuidora SA (a)		282,800	1,864,030
Smiles Fidelidade SA		95,900	2,472,751
Vale SA sponsored ADR		577,568	7,560,365

TOTAL BRAZIL			31,282,543

British Virgin Islands - 0.7%
Despegar.com Corp.		35,500	1,080,975
Mail.Ru Group Ltd. GDR (Reg. S) (a)		151,566	4,971,365

TOTAL BRITISH VIRGIN ISLANDS			6,052,340

Canada - 0.2%
Pan American Silver Corp.		110,000	1,806,200
Cayman Islands - 13.9%
58.com, Inc. ADR (a)		74,650	5,963,042
Alibaba Group Holding Ltd. sponsored ADR (a)		134,700	27,517,863
BizLink Holding, Inc.		60,587	576,189
China Biologic Products Holdings, Inc.		10,300	833,579
China Literature Ltd. (a)(b)		1,412,966	14,639,655
China Resources Land Ltd.		470,800	1,877,747
Haitian International Holdings Ltd.		506,000	1,581,523
JD.com, Inc. sponsored ADR (a)		345,500	17,008,965
Longfor Properties Co. Ltd.		228,000	744,684
Momo, Inc. ADR (a)		78,900	2,487,717
NetEase, Inc. ADR		11,000	3,521,760
Secoo Holding Ltd. ADR		18,100	261,183
Shimao Property Holdings Ltd.		386,000	1,152,180
Silergy Corp.		7,000	149,214
Tencent Holdings Ltd.		687,550	40,625,567
Uni-President China Holdings Ltd.		3,258,600	2,986,732
Vipshop Holdings Ltd. ADR (a)		135,400	2,238,162
Yirendai Ltd. sponsored ADR (c)		21,200	856,904

TOTAL CAYMAN ISLANDS			125,022,666

Chile - 0.8%
Compania Cervecerias Unidas SA sponsored ADR		87,400	2,566,938
Enersis SA		4,312,797	1,008,749
Inversiones La Construccion SA		70,740	1,468,005
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		12,900	727,302
Vina Concha y Toro SA		567,835	1,262,211

TOTAL CHILE			7,033,205

China - 6.4%
Anhui Conch Cement Co. Ltd. (H Shares)		182,500	1,005,510
BBMG Corp. (H Shares)		2,866,000	1,428,851
China Life Insurance Co. Ltd. (H Shares)		2,325,834	7,831,553
China Longyuan Power Grid Corp. Ltd. (H Shares)		3,294,960	2,409,308
China Pacific Insurance (Group) Co. Ltd. (H Shares)		1,369,306	6,949,237
China Petroleum & Chemical Corp. (H Shares)		2,024,000	1,749,579
China Telecom Corp. Ltd. (H Shares)		3,167,949	1,567,239
Guangzhou Automobile Group Co. Ltd. (H Shares)		978,000	2,215,382
Hangzhou Hikvision Digital Technology Co. Ltd. Class A		171,300	1,086,832
Industrial & Commercial Bank of China Ltd. (H Shares)		17,561,160	16,612,348
Kweichow Moutai Co. Ltd. (A Shares)		7,499	911,666
PICC Property & Casualty Co. Ltd. (H Shares)		1,418,580	2,945,004
Qingdao Haier Co. Ltd.		1,286,251	4,336,045
Shanghai International Airport Co. Ltd. (A Shares)		269,014	2,005,799
Shenzhen Inovance Technology Co. Ltd. Class A		131,300	586,265
Tsingtao Brewery Co. Ltd. (H Shares)		466,000	2,597,278
Zhengzhou Yutong Bus Co. Ltd.		368,990	1,286,137

TOTAL CHINA			57,524,033

Cyprus - 0.1%
Etalon Group PLC GDR (Reg. S)		191,900	614,080
Egypt - 0.0%
Six of October Development & Investment Co. (a)		149,100	157,881
Greece - 0.3%
Titan Cement Co. SA (Reg.)		92,303	2,830,590
Hong Kong - 3.4%
China Mobile Ltd. sponsored ADR		13,832	728,393
China Overseas Land and Investment Ltd.		1,017,900	3,942,701
China Resources Beer Holdings Co. Ltd.		1,302,666	4,920,811
China Resources Power Holdings Co. Ltd.		585,409	1,080,619
China Unicom Ltd. (a)		614,700	921,442
China Unicom Ltd. sponsored ADR (a)		163,320	2,456,333
CNOOC Ltd.		3,683,000	5,789,171
CSPC Pharmaceutical Group Ltd.		1,516,000	3,364,302
Far East Horizon Ltd.		4,603,980	4,961,433
Sinotruk Hong Kong Ltd.		344,000	452,062
Techtronic Industries Co. Ltd.		245,000	1,631,736
Yuexiu Property Co. Ltd.		3,396,000	729,328

TOTAL HONG KONG			30,978,331

India - 6.9%
Adani Ports & Special Economic Zone Ltd.		337,373	2,276,312
Axis Bank Ltd.		440,968	4,118,291
Bharat Petroleum Corp. Ltd.		408,777	3,166,157
Bharti Airtel Ltd.		233,363	1,614,926
Bharti Infratel Ltd.		272,966	1,509,773
Federal Bank Ltd.		1,217,025	1,923,382
ICICI Bank Ltd.		424,961	2,352,617
ICICI Bank Ltd. sponsored ADR		480,340	5,274,133
Indraprastha Gas Ltd. (a)		294,213	1,410,195
InterGlobe Aviation Ltd. (b)		56,352	1,077,169
ITC Ltd.		572,610	2,445,034
JK Cement Ltd.		96,580	1,694,101
Larsen & Toubro Ltd.		123,158	2,744,703
LIC Housing Finance Ltd.		273,287	2,300,108
Lupin Ltd. (a)		212,347	2,952,512
NTPC Ltd.		348,247	932,804
Petronet LNG Ltd.		384,340	1,540,444
Phoenix Mills Ltd. (a)		212,899	2,189,282
Power Grid Corp. of India Ltd.		316,929	966,344
Reliance Industries Ltd.		518,611	7,843,624
SREI Infrastructure Finance Ltd.		116,223	175,176
State Bank of India		780,909	3,848,643
Sun Pharmaceutical Industries Ltd.		466,800	4,258,926
Tata Motors Ltd. (a)		475,727	2,976,561
Tejas Networks Ltd. (b)		43,354	258,276

TOTAL INDIA			61,849,493

Indonesia - 2.1%
PT Astra International Tbk		9,290,500	5,898,290
PT Bank Mandiri (Persero) Tbk		4,711,400	2,867,977
PT Bank Rakyat Indonesia Tbk		14,500,800	4,007,391
PT Indocement Tunggal Prakarsa Tbk		803,900	1,308,961
PT Kalbe Farma Tbk		8,373,900	1,041,382
PT Link Net Tbk		1,485,600	601,963
PT Media Nusantara Citra Tbk		11,994,500	1,366,218
PT Perusahaan Gas Negara Tbk Series B		1,999,300	389,750
PT Semen Gresik (Persero) Tbk		2,316,100	1,928,858

TOTAL INDONESIA			19,410,790

Israel - 0.2%
Bezeq The Israel Telecommunication Corp. Ltd.		1,239,855	2,046,755
Japan - 0.3%
Panasonic Corp.		66,500	987,339
Sumco Corp.		66,600	1,812,607

TOTAL JAPAN			2,799,946

Korea (South) - 6.4%
AMOREPACIFIC Group, Inc.		27,619	3,666,028
BS Financial Group, Inc.		356,957	3,536,887
Cafe24 Corp. (a)		777	41,400
Coway Co. Ltd.		14,858	1,322,199
Daou Technology, Inc.		97,211	2,276,264
Hanon Systems		113,265	1,381,674
Hyundai Fire & Marine Insurance Co. Ltd.		58,468	2,533,188
Hyundai Industrial Development & Construction Co.		22,315	924,060
Hyundai Mobis		29,482	6,820,741
Iljin Materials Co. Ltd.		23,075	837,977
InterPark INT Corp.		29,545	263,470
KB Financial Group, Inc.		131,578	8,259,629
KEPCO Plant Service & Engineering Co. Ltd.		18,156	711,105
Korea Electric Power Corp.		16,517	551,520
Korea Express Co. Ltd. (a)		3,224	436,981
Korean Reinsurance Co.		96,015	1,094,960
KT Corp.		13,437	371,266
KT Corp. sponsored ADR		18,890	282,406
LG Chemical Ltd.		11,277	4,553,829
LG Telecom Ltd.		31,408	419,832
NAVER Corp.		1,981	1,685,099
POSCO		10,436	3,715,607
Samsung Life Insurance Co. Ltd.		18,491	2,229,716
Samsung SDI Co. Ltd.		20,817	3,833,397
Shinhan Financial Group Co. Ltd.		125,652	6,226,773

TOTAL KOREA (SOUTH)			57,976,008

Mauritius - 0.1%
MakeMyTrip Ltd. (a)		28,600	875,160
Mexico - 1.2%
America Movil S.A.B. de CV Series L sponsored ADR		43,600	815,320
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		124,100	1,297,493
Grupo Financiero Banorte S.A.B. de CV Series O		457,229	2,937,684
Macquarie Mexican (REIT) (b)		1,874,070	2,072,259
Promotora y Operadora de Infraestructura S.A.B. de CV		102,120	1,046,782
Wal-Mart de Mexico SA de CV Series V		1,028,900	2,578,366

TOTAL MEXICO			10,747,904

Netherlands - 0.8%
Yandex NV Series A (a)		177,587	6,877,945
Nigeria - 0.3%
Guaranty Trust Bank PLC		3,465,183	471,783
Guaranty Trust Bank PLC GDR (Reg. S)		124,480	927,376
Transnational Corp. of Nigeria PLC (a)		41,804,033	269,816
Zenith Bank PLC		16,215,469	1,392,464

TOTAL NIGERIA			3,061,439

Pakistan - 0.2%
Habib Bank Ltd.		1,128,100	1,980,491
Panama - 0.2%
Copa Holdings SA Class A		12,649	1,749,736
Peru - 0.3%
Compania de Minas Buenaventura SA sponsored ADR		154,000	2,376,220
Philippines - 0.5%
International Container Terminal Services, Inc.		496,920	1,097,818
Metropolitan Bank & Trust Co.		1,157,221	2,241,236
Robinsons Land Corp.		2,765,480	1,125,032
Robinsons Land Corp. rights 2/8/18 (a)		687,180	36,115

TOTAL PHILIPPINES			4,500,201

Russia - 4.1%
Lukoil PJSC sponsored ADR		94,800	6,258,696
MegaFon PJSC		66,100	624,864
MegaFon PJSC GDR		35,460	343,962
MMC Norilsk Nickel PJSC sponsored ADR		245,500	5,047,480
Mobile TeleSystems OJSC		163,882	900,938
Mobile TeleSystems OJSC sponsored ADR		68,100	826,734
NOVATEK OAO GDR (Reg. S)		25,500	3,394,050
RusHydro PJSC		57,098,900	736,932
Sberbank of Russia		1,624,810	7,635,813
Sberbank of Russia sponsored ADR		490,284	9,879,223
Unipro PJSC		20,261,700	911,924

TOTAL RUSSIA			36,560,616

Singapore - 0.2%
First Resources Ltd.		1,058,600	1,533,267
South Africa - 6.0%
Aspen Pharmacare Holdings Ltd.		125,531	2,868,523
Barclays Africa Group Ltd.		261,457	3,974,963
Bidvest Group Ltd.		121,356	2,560,961
FirstRand Ltd.		674,700	3,787,490
Imperial Holdings Ltd.		269,364	6,457,687
Life Healthcare Group Holdings Ltd.		844,700	1,945,208
Mr Price Group Ltd.		75,275	1,817,339
MTN Group Ltd.		166,100	1,842,401
Naspers Ltd. Class N		65,245	18,629,516
Nedbank Group Ltd.		91,980	2,049,901
Sasol Ltd.		94,500	3,395,874
Tiger Brands Ltd.		118,800	4,623,134

TOTAL SOUTH AFRICA			53,952,997

Taiwan - 4.7%
Advantech Co. Ltd.		73,897	577,409
Chroma ATE, Inc.		202,000	1,149,163
GlobalWafers Co. Ltd.		340,300	5,201,385
King's Town Bank		561,600	803,537
LandMark Optoelectronics Corp.		88,000	1,115,852
Largan Precision Co. Ltd.		32,403	4,447,438
MediaTek, Inc.		53,000	543,087
Nanya Technology Corp.		479,000	1,303,401
PChome Online, Inc.		73,032	405,462
Quanta Computer, Inc.		585,000	1,273,068
Taiwan Fertilizer Co. Ltd.		56,000	76,766
Taiwan Semiconductor Manufacturing Co. Ltd.		1,754,000	15,310,880
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		85,842	3,889,501
Unified-President Enterprises Corp.		1,483,000	3,557,635
United Microelectronics Corp.		3,426,000	1,670,105
Universal Cement Corp.		283,219	221,784
Yuanta Financial Holding Co. Ltd.		2,229,231	1,069,560

TOTAL TAIWAN			42,616,033

Thailand - 0.9%
Delta Electronics PCL (For. Reg.)		206,400	507,433
PTT Global Chemical PCL (For. Reg.)		1,296,600	3,984,602
Siam Cement PCL (For. Reg.)		167,400	2,629,655
Star Petroleum Refining PCL		2,256,500	1,203,178

TOTAL THAILAND			8,324,868

Turkey - 1.5%
Bim Birlesik Magazalar A/S JSC		116,000	2,320,556
Tupras Turkiye Petrol Rafinerileri A/S		104,200	3,200,948
Turkcell Iletisim Hizmet A/S		620,500	2,578,397
Turkcell Iletisim Hizmet A/S sponsored ADR		18,300	191,235
Turkiye Garanti Bankasi A/S		1,477,000	4,832,117

TOTAL TURKEY			13,123,253

United Arab Emirates - 0.9%
DP World Ltd.		77,839	2,063,512
Emaar Properties PJSC		1,894,570	3,394,076
National Bank of Abu Dhabi PJSC (a)		828,009	2,524,864

TOTAL UNITED ARAB EMIRATES			7,982,452

United Kingdom - 0.1%
Fresnillo PLC		69,700	1,330,070
Shanghai International Airport Co. Ltd. ELS (UBS Warrant Programme) warrants 5/11/18 (b)		9,200	68,596

TOTAL UNITED KINGDOM			1,398,666

United States of America - 0.5%
Cognizant Technology Solutions Corp. Class A		15,000	1,169,700
MercadoLibre, Inc.		8,001	3,097,187

TOTAL UNITED STATES OF AMERICA			4,266,887

TOTAL COMMON STOCKS
(Cost $489,657,534)			620,047,429

Nonconvertible Preferred Stocks - 4.9%
Brazil - 3.6%
Ambev SA sponsored ADR		670,800	4,608,396
Banco do Estado Rio Grande do Sul SA		288,620	1,512,854
Companhia Paranaense de Energia-Copel:
(PN-B)		4,015	30,888
(PN-B) sponsored ADR		253,052	1,961,153
Fibria Celulose SA sponsored ADR		179,000	3,078,800
Itau Unibanco Holding SA sponsored ADR		579,641	9,506,112
Metalurgica Gerdau SA (PN)		1,048,870	2,264,980
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.) (a)		559,806	6,935,996
Telefonica Brasil SA		167,443	2,830,134

TOTAL BRAZIL			32,729,313

Korea (South) - 1.3%
Hyundai Motor Co. Series 2		62,355	6,061,834
Samsung Electronics Co. Ltd.		1,791	3,530,788
Samsung Fire & Marine Insurance Co. Ltd.		10,998	1,963,571

TOTAL KOREA (SOUTH)			11,556,193

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $34,711,909)			44,285,506
		Principal Amount(d)	Value

Nonconvertible Bonds - 5.2%
Azerbaijan - 0.8%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		2,330,000	2,664,472
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		3,975,000	4,579,598

TOTAL AZERBAIJAN			7,244,070

Bahrain - 0.1%
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		655,000	674,002
Georgia - 0.6%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		2,000,000	2,137,500
JSC BGEO Group 6% 7/26/23 (b)		850,000	887,587
JSC Georgian Railway 7.75% 7/11/22 (b)		2,000,000	2,234,600

TOTAL GEORGIA			5,259,687

Ireland - 0.4%
Vnesheconombank Via VEB Finance PLC 6.8% 11/22/25 (b)		3,425,000	3,921,420
Israel - 0.1%
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		275,000	351,183
Luxembourg - 0.0%
Rumo Luxembourg Sarl 5.875% 1/18/25 (b)		205,000	207,563
Mexico - 1.3%
Pemex Project Funding Master Trust:
6.625% 6/15/35		3,875,000	4,111,763
8.625% 2/1/22		300,000	348,434
Petroleos Mexicanos:
6.5% 3/13/27 (b)		500,000	546,935
6.5% 3/13/27 (b)		1,505,000	1,646,274
6.5% 6/2/41		3,950,000	4,058,428
6.875% 8/4/26		1,200,000	1,357,800

TOTAL MEXICO			12,069,634

Mongolia - 0.1%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (Reg. S)		850,000	931,195
Morocco - 0.1%
OCP SA 6.875% 4/25/44 (b)		975,000	1,140,945
Oman - 0.1%
Oman Sovereign Sukuk SAOC 4.397% 6/1/24 (b)		1,000,000	992,100
South Africa - 0.3%
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)		2,825,000	2,927,180
Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.:
6% 5/8/22 (b)		256,875	257,838
9.75% 8/14/19 (b)		750,000	802,500

TOTAL TRINIDAD & TOBAGO			1,060,338

Tunisia - 0.1%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		525,000	520,065
Turkey - 0.0%
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		205,000	207,695
United Arab Emirates - 0.3%
Abu Dhabi Crude Oil Pipeline 4.6% 11/2/47 (b)		1,770,000	1,778,935
Dolphin Energy Ltd. 5.5% 12/15/21 (b)		340,000	366,350
DP World Ltd. 6.85% 7/2/37 (Reg. S)		500,000	624,856

TOTAL UNITED ARAB EMIRATES			2,770,141

United Kingdom - 0.3%
Biz Finance PLC 9.625% 4/27/22 (b)		2,450,000	2,674,053
Venezuela - 0.5%
Petroleos de Venezuela SA:
5.375% 4/12/27		1,750,000	415,625
5.5% 4/12/37		1,000,000	235,000
6% 5/16/24 (b)(e)		3,600,000	846,000
6% 11/15/26 (Reg. S) (e)		2,450,000	561,050
8.5% 10/27/20 (Reg. S)		2,625,000	2,178,750
9% 11/17/21 (Reg. S) (e)		550,000	144,375
12.75% 2/17/22 (b)		600,000	141,000

TOTAL VENEZUELA			4,521,800

TOTAL NONCONVERTIBLE BONDS
(Cost $48,246,620)			47,473,071

Government Obligations - 16.9%
Argentina - 1.7%
Argentine Republic:
5.875% 1/11/28		1,730,000	1,683,290
6.875% 1/26/27		1,800,000	1,898,100
6.875% 1/11/48		865,000	836,888
7.125% 7/6/36		800,000	818,400
7.5% 4/22/26		6,785,000	7,449,930
7.82% 12/31/33	EUR	1,685,727	2,427,990

TOTAL ARGENTINA			15,114,598

Armenia - 0.2%
Republic of Armenia 7.15% 3/26/25 (b)		1,820,000	2,084,810
Belarus - 0.1%
Belarus Republic 7.625% 6/29/27 (b)		865,000	1,005,649
Bolivia - 0.1%
Plurinational State of Bolivia 4.5% 3/20/28 (b)		875,000	864,063
Brazil - 0.5%
Brazilian Federative Republic:
6% 4/7/26		450,000	499,050
8.25% 1/20/34		2,700,000	3,503,250
12.25% 3/6/30		100,000	164,780

TOTAL BRAZIL			4,167,080

Cameroon - 0.3%
Cameroon Republic 9.5% 11/19/25 (b)		2,050,000	2,430,603
Dominican Republic - 0.2%
Dominican Republic:
5.95% 1/25/27 (b)		750,000	805,313
6.85% 1/27/45 (b)		550,000	611,875
7.45% 4/30/44 (b)		425,000	502,563

TOTAL DOMINICAN REPUBLIC			1,919,751

Ecuador - 0.5%
Ecuador Republic:
7.875% 1/23/28 (b)		320,000	324,960
7.95% 6/20/24 (b)		200,000	211,500
8.75% 6/2/23 (b)		1,700,000	1,870,000
8.875% 10/23/27 (b)		710,000	773,013
9.625% 6/2/27 (b)		200,000	227,000
9.65% 12/13/26 (b)		850,000	969,000
10.75% 3/28/22 (b)		450,000	523,125

TOTAL ECUADOR			4,898,598

Egypt - 0.7%
Arab Republic of Egypt:
yield at date of purchase 18.0995% 10/16/18	EGP	12,000,000	607,277
6.125% 1/31/22 (b)		800,000	847,054
7.5% 1/31/27 (b)		1,950,000	2,179,125
8.5% 1/31/47 (b)		2,600,000	2,978,300

TOTAL EGYPT			6,611,756

El Salvador - 0.8%
El Salvador Republic:
6.375% 1/18/27 (b)		900,000	920,250
7.375% 12/1/19		775,000	813,750
7.625% 2/1/41 (b)		1,450,000	1,591,375
7.65% 6/15/35 (Reg. S)		900,000	987,750
8.625% 2/28/29 (b)		2,560,000	3,014,400

TOTAL EL SALVADOR			7,327,525

Ethiopia - 0.2%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		2,050,000	2,165,743
Gabon - 0.2%
Gabonese Republic:
6.375% 12/12/24 (b)		850,000	858,670
6.95% 6/16/25 (b)		800,000	825,936

TOTAL GABON			1,684,606

Ghana - 0.7%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		2,350,000	2,556,800
8.125% 1/18/26 (b)		1,200,000	1,323,144
9.25% 9/15/22 (b)		1,350,000	1,525,743
10.75% 10/14/30 (b)		600,000	816,420

TOTAL GHANA			6,222,107

Guatemala - 0.1%
Guatemalan Republic:
4.375% 6/5/27 (b)		800,000	798,000
4.875% 2/13/28 (b)		300,000	308,322

TOTAL GUATEMALA			1,106,322

Honduras - 0.1%
Republic of Honduras 6.25% 1/19/27		1,150,000	1,234,847
Iraq - 0.3%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		2,600,000	2,573,012
6.752% 3/9/23 (b)		385,000	400,016

TOTAL IRAQ			2,973,028

Israel - 0.1%
Israeli State 4.125% 1/17/48		600,000	600,300
Ivory Coast - 0.2%
Ivory Coast:
5.75% 12/31/32		1,370,250	1,358,877
6.125% 6/15/33 (b)		730,000	747,529

TOTAL IVORY COAST			2,106,406

Jordan - 0.7%
Jordanian Kingdom:
5.75% 1/31/27 (b)		1,050,000	1,056,959
6.125% 1/29/26 (b)		2,650,000	2,758,851
7.375% 10/10/47 (b)		2,310,000	2,482,391

TOTAL JORDAN			6,298,201

Kuwait - 0.5%
State of Kuwait 3.5% 3/20/27 (b)		4,090,000	4,072,004
Lebanon - 1.7%
Lebanese Republic:
5.15% 11/12/18		1,000,000	1,000,000
5.45% 11/28/19		4,000,000	3,986,280
6% 5/20/19		3,575,000	3,598,059
6.1% 10/4/22		2,135,000	2,132,156
6.375% 3/9/20		2,025,000	2,045,493
6.6% 11/27/26		570,000	558,600
6.65% 2/26/30 (Reg. S)		680,000	642,600
6.85% 3/23/27		1,000,000	988,150

TOTAL LEBANON			14,951,338

Mongolia - 0.1%
Mongolia Government 5.625% 5/1/23 (b)		350,000	357,002
Mongolian People's Republic 8.75% 3/9/24 (b)		850,000	986,032

TOTAL MONGOLIA			1,343,034

Namibia - 0.1%
Republic of Namibia 5.25% 10/29/25 (b)		800,000	818,016
Nigeria - 0.3%
Republic of Nigeria:
6.5% 11/28/27 (b)		895,000	928,634
7.625% 11/28/47 (b)		980,000	1,046,891
7.875% 2/16/32 (b)		400,000	451,640

TOTAL NIGERIA			2,427,165

Oman - 0.3%
Sultanate of Oman:
5.625% 1/17/28 (b)		1,130,000	1,137,831
6.5% 3/8/47 (b)		780,000	779,064
6.75% 1/17/48 (b)		1,000,000	1,017,000

TOTAL OMAN			2,933,895

Pakistan - 0.1%
Islamic Republic of Pakistan 6.875% 12/5/27 (b)		1,000,000	1,009,652
Paraguay - 0.2%
Republic of Paraguay:
4.7% 3/27/27 (b)		800,000	831,000
6.1% 8/11/44 (b)		785,000	896,863

TOTAL PARAGUAY			1,727,863

Qatar - 0.4%
State of Qatar:
2.375% 6/2/21		850,000	825,435
3.25% 6/2/26		950,000	905,061
9.75% 6/15/30 (Reg. S)		1,430,000	2,180,864

TOTAL QATAR			3,911,360

Russia - 0.6%
Ministry of Finance Russian Federation 4.75% 5/27/26 (b)		1,000,000	1,062,750
Russian Federation:
4.25% 6/23/27 (b)		800,000	820,627
5.25% 6/23/47 (b)		3,000,000	3,157,500
5.625% 4/4/42 (b)		600,000	672,000

TOTAL RUSSIA			5,712,877

Rwanda - 0.2%
Rwanda Republic 6.625% 5/2/23 (b)		1,625,000	1,706,250
Saudi Arabia - 0.6%
Kingdom of Saudi Arabia:
3.625% 3/4/28 (b)		2,225,000	2,174,938
4.5% 10/26/46 (b)		2,910,000	2,835,562

TOTAL SAUDI ARABIA			5,010,500

Senegal - 0.2%
Republic of Senegal 6.25% 5/23/33 (b)		1,300,000	1,359,306
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)		1,750,000	1,840,204
6.85% 11/3/25 (b)		500,000	546,884

TOTAL SRI LANKA			2,387,088

Suriname - 0.4%
Republic of Suriname:
9.25% 10/26/26		200,000	211,000
9.25% 10/26/26 (b)		3,150,000	3,323,250

TOTAL SURINAME			3,534,250

TAJIKISTAN - 0.1%
Tajikistan Republic 7.125% 9/14/27 (b)		475,000	462,080
Turkey - 1.5%
Turkish Republic:
4.875% 10/9/26		400,000	389,840
5.125% 2/17/28		1,295,000	1,271,159
5.75% 3/22/24		550,000	579,844
5.75% 5/11/47		1,115,000	1,058,693
6% 3/25/27		2,800,000	2,942,800
6.25% 9/26/22		850,000	918,381
6.875% 3/17/36		1,975,000	2,172,674
7.25% 3/5/38		1,300,000	1,487,122
7.375% 2/5/25		350,000	400,838
8% 2/14/34		950,000	1,154,725
11.875% 1/15/30		165,000	256,242
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		600,000	612,750

TOTAL TURKEY			13,245,068

Ukraine - 1.3%
Ukraine Government:
0% 5/31/40 (b)(f)		430,000	292,028
7.375% 9/25/32 (b)		1,000,000	1,014,742
7.75% 9/1/20 (b)		2,340,000	2,512,037
7.75% 9/1/21 (b)		2,400,000	2,612,160
7.75% 9/1/22 (b)		3,000,000	3,268,800
7.75% 9/1/24 (b)		500,000	541,040
7.75% 9/1/27 (b)		1,650,000	1,761,639

TOTAL UKRAINE			12,002,446

United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.26% to 1.42% 3/8/18 to 5/3/18 (g)		1,040,000	1,036,979
Venezuela - 0.2%
Venezuelan Republic:
7% 3/31/38		650,000	175,500
7.75% 10/13/19 (Reg. S) (e)		300,000	78,000
9% 5/7/23 (Reg. S) (e)		300,000	78,000
9.25% 9/15/27		650,000	180,375
9.25% 5/7/28 (Reg. S) (e)		1,000,000	270,000
11.75% 10/21/26 (Reg. S) (e)		750,000	210,000
11.95% 8/5/31 (Reg. S)		1,500,000	416,250
12.75% 8/23/22		325,000	92,625

TOTAL VENEZUELA			1,500,750

Zambia - 0.0%
Republic of Zambia 8.97% 7/30/27 (b)		400,000	443,692
TOTAL GOVERNMENT OBLIGATIONS
(Cost $148,915,180)			152,411,606

Preferred Securities - 0.1%
Brazil - 0.1%
Itau Unibanco Holding SA 6.125%(b)(f)(h)
(Cost $625,000)		625,000	640,771
		Shares	Value

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 1.39% (i)		51,453,798	51,464,088
Fidelity Securities Lending Cash Central Fund 1.40% (i)(j)		785,731	785,810
TOTAL MONEY MARKET FUNDS
(Cost $52,248,185)			52,249,898
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $774,404,428)			917,108,281
NET OTHER ASSETS (LIABILITIES) - (1.7)%			(15,609,903)
NET ASSETS - 100%			$901,498,378

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	163	March 2018	$10,251,070	$801,562	$801,562

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Currency Abbreviations

EGP – Egyptian pound

EUR – European Monetary Unit

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $134,485,310 or 14.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Non-income producing - Security is in default.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,036,979.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$93,091
Fidelity Securities Lending Cash Central Fund	5,693
Total	$98,784

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$112,714,203	$108,750,303	$3,963,900	$--
Consumer Staples	41,169,272	41,169,272	--	--
Energy	43,382,284	35,843,534	7,538,750	--
Financials	161,064,381	128,689,400	32,374,981	--
Health Care	17,264,432	17,264,432	--	--
Industrials	29,464,840	29,464,840	--	--
Information Technology	147,730,022	88,269,463	59,460,559	--
Materials	52,966,405	45,854,924	7,111,481	--
Real Estate	18,035,365	17,999,250	36,115	--
Telecommunication Services	25,811,163	23,617,517	2,193,646	--
Utilities	14,730,568	14,179,048	551,520	--
Corporate Bonds	47,473,071	--	47,473,071	--
Government Obligations	152,411,606	--	152,411,606	--
Preferred Securities	640,771	--	640,771	--
Money Market Funds	52,249,898	52,249,898	--	--
Total Investments in Securities:	$917,108,281	$603,351,881	$313,756,400	$--
Derivative Instruments:
Assets
Futures Contracts	$801,562	$801,562	$--	$--
Total Assets	$801,562	$801,562	$--	$--
Total Derivative Instruments:	$801,562	$801,562	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Discovery Fund

January 31, 2018

EMD-QTLY-0318
1.931229.106

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value
Argentina - 0.9%
BBVA Banco Frances SA sponsored ADR	63,200	$1,598,328
Inversiones y Representaciones SA ADR	70,310	2,019,303
YPF SA Class D sponsored ADR	29,900	722,085

TOTAL ARGENTINA		4,339,716

Bailiwick of Jersey - 0.2%
WNS Holdings Ltd. sponsored ADR (a)	18,300	813,618
Bangladesh - 0.2%
BRAC Bank Ltd.	716,400	832,503
Bermuda - 2.5%
Joy City Property Ltd.	12,829,000	2,230,375
Pacific Basin Shipping Ltd. (a)	11,311,000	2,617,132
PAX Global Technology Ltd.	1,445,000	701,936
Shangri-La Asia Ltd.	2,202,000	5,601,657
Tai Cheung Holdings Ltd.	556,000	691,566
VimpelCom Ltd. sponsored ADR	200,700	762,660

TOTAL BERMUDA		12,605,326

Brazil - 8.7%
Arezzo Industria e Comercio SA	116,900	2,193,067
Azul SA sponsored ADR	99,000	2,889,810
Banco ABC Brasil SA rights 2/2/18 (a)	10,063	20,508
BTG Pactual Participations Ltd. unit	274,200	1,820,254
Cia. Hering SA	404,600	2,838,296
Companhia de Saneamento de Minas Gerais	103,920	1,471,058
Construtora Tenda SA (a)	183,200	1,285,160
Cyrela Brazil Realty SA	265,600	1,248,804
Direcional Engenharia SA (a)	385,000	791,510
Estacio Participacoes SA	265,800	2,924,134
Fibria Celulose SA	211,100	3,636,274
Hypermarcas SA	362,438	4,134,023
Instituto Hermes Pardini SA	166,600	1,647,175
Localiza Rent A Car SA	550,585	4,455,142
LPS Brasil Consultoria de Imoveis SA (a)	469,800	849,356
Minerva SA	223,100	674,342
Petrobras Distribuidora SA (a)	176,700	1,164,689
QGEP Participacoes SA	1,467,200	4,628,173
Smiles Fidelidade SA	94,600	2,439,231
Tegma Gestao Logistica SA	441,600	3,028,550

TOTAL BRAZIL		44,139,556

British Virgin Islands - 0.7%
Dolphin Capital Investors Ltd. (a)	8,361,857	854,826
Mail.Ru Group Ltd. GDR (Reg. S) (a)	85,800	2,814,240

TOTAL BRITISH VIRGIN ISLANDS		3,669,066

Canada - 1.1%
First Quantum Minerals Ltd.	195,600	2,916,507
Pan American Silver Corp.	149,600	2,456,432

TOTAL CANADA		5,372,939

Cayman Islands - 11.8%
58.com, Inc. ADR (a)	68,000	5,431,840
ASM Pacific Technology Ltd.	192,700	2,630,868
Changyou.com Ltd. (A Shares) ADR (a)	51,000	1,569,270
Cheetah Mobile, Inc. ADR(a)(b)	66,800	1,106,876
China Medical System Holdings Ltd.	1,786,000	3,831,065
Daqo New Energy Corp. ADR (a)	20,700	1,126,908
ENN Energy Holdings Ltd.	319,000	2,463,053
Fu Shou Yuan International Group Ltd. (c)	3,578,000	3,210,876
General Interface Solution Holding Ltd.	273,000	2,030,227
Haitian International Holdings Ltd.	1,388,000	4,338,249
IGG, Inc.	1,619,000	1,798,509
JA Solar Holdings Co. Ltd. ADR (a)(b)	75,900	563,937
Lee's Pharmaceutical Holdings Ltd.	1,039,000	1,726,653
Longfor Properties Co. Ltd.	412,500	1,347,290
Shimao Property Holdings Ltd.	832,000	2,483,455
Silicon Motion Technology Corp. sponsored ADR	13,700	680,616
SITC International Holdings Co. Ltd.	4,295,500	4,941,995
Sunny Optical Technology Group Co. Ltd.	417,000	5,773,120
TPK Holding Co. Ltd. (a)	465,000	1,657,328
Uni-President China Holdings Ltd.	3,179,000	2,913,773
Yirendai Ltd. sponsored ADR (b)	54,320	2,195,614
Yuzhou Properties Co.	1,816,000	1,341,806
YY, Inc. ADR (a)	34,600	4,600,416

TOTAL CAYMAN ISLANDS		59,763,744

Chile - 0.6%
Compania Cervecerias Unidas SA sponsored ADR (b)	111,400	3,271,818
China - 5.3%
BBMG Corp. (H Shares)	3,182,000	1,586,393
China Longyuan Power Grid Corp. Ltd. (H Shares)	6,180,200	4,519,024
China Suntien Green Energy Corp. Ltd. (H Shares)	5,029,000	1,247,181
Qingdao Haier Co. Ltd.	2,114,460	7,127,998
Shanghai International Airport Co. Ltd. (A Shares)	265,841	1,982,140
Suofeiya Home Collection Co. Ltd. Class A	432,220	2,632,990
TravelSky Technology Ltd. (H Shares)	697,000	2,187,411
Tsingtao Brewery Co. Ltd. (H Shares)	442,000	2,463,513
Zhengzhou Yutong Bus Co. Ltd.	907,862	3,164,409

TOTAL CHINA		26,911,059

Colombia - 0.1%
Organizacion Terpel SA	118,682	589,647
Cyprus - 0.5%
Globaltrans Investment PLC GDR (Reg. S)	248,000	2,668,480
Egypt - 1.1%
Credit Agricole Egypt	346,080	872,059
Egyptian Kuwaiti Holding	2,135,200	2,092,496
Six of October Development & Investment Co. (a)	2,633,500	2,788,587

TOTAL EGYPT		5,753,142

Greece - 1.3%
Alpha Bank AE (a)	979,300	2,384,282
Titan Cement Co. SA (Reg.)	132,679	4,068,772

TOTAL GREECE		6,453,054

Hong Kong - 4.1%
China Resources Beer Holdings Co. Ltd.	856,000	3,233,533
CSPC Pharmaceutical Group Ltd.	2,876,000	6,382,410
Far East Horizon Ltd.	2,115,584	2,279,838
Techtronic Industries Co. Ltd.	514,000	3,423,316
Winteam Pharmaceutical Group Ltd.	5,284,000	3,492,203
Yuexiu Property Co. Ltd.	8,678,000	1,863,696

TOTAL HONG KONG		20,674,996

India - 10.9%
Adani Ports & Special Economic Zone Ltd.	592,064	3,994,755
Arvind Mills Ltd.	1,008,753	6,560,227
Bharat Petroleum Corp. Ltd.	212,895	1,648,965
Deccan Cements Ltd.	191,399	1,713,888
EIH Ltd. (a)	2,101,516	6,325,047
Federal Bank Ltd.	1,431,618	2,262,524
InterGlobe Aviation Ltd. (c)	153,130	2,927,081
JK Cement Ltd.	127,371	2,234,203
LIC Housing Finance Ltd.	269,447	2,267,789
Manappuram General Finance & Leasing Ltd.	672,319	1,173,596
National Aluminium Co. Ltd.	1,647,838	1,952,206
Oberoi Realty Ltd. (a)	275,572	2,292,676
PC Jeweller Ltd.	333,169	2,544,109
Phoenix Mills Ltd. (a)	203,882	2,096,559
Shriram Transport Finance Co. Ltd.	84,800	1,840,824
Solar Industries India Ltd.	108,229	1,820,532
South Indian Bank Ltd. (a)	2,662,871	1,263,146
Steel Authority of India Ltd. (a)	2,281,437	3,190,997
The Jammu & Kashmir Bank Ltd. (a)	807,734	942,949
The Ramco Cements Ltd.	198,311	2,365,785
Torrent Pharmaceuticals Ltd.	181,994	3,901,017

TOTAL INDIA		55,318,875

Indonesia - 2.4%
PT Cikarang Listrindo Tbk (c)	8,154,600	730,890
PT Holcim Indonesia Tbk (a)	23,799,400	1,599,840
PT Lippo Karawaci Tbk	37,577,400	1,543,681
PT Media Nusantara Citra Tbk	8,796,900	1,002,000
PT Pakuwon Jati Tbk	46,423,800	2,461,881
PT Panin Life Tbk (a)	49,455,200	1,108,157
PT Perusahaan Gas Negara Tbk Series B	4,768,600	929,607
PT Semen Gresik (Persero) Tbk	3,231,900	2,691,540

TOTAL INDONESIA		12,067,596

Israel - 0.1%
Bezeq The Israel Telecommunication Corp. Ltd.	199,800	329,830
Korea (South) - 7.7%
AMOREPACIFIC Group, Inc.	33,724	4,476,379
BS Financial Group, Inc.	262,705	2,602,997
Com2uS Corp.	16,503	2,247,615
Daou Technology, Inc.	44,357	1,038,650
Dongbu HiTek Co. Ltd. (a)	136,435	1,887,500
DOUBLEUGAMES Co. Ltd.	21,284	1,221,578
HB Technology Co. Ltd.	336,220	1,125,139
Hyundai Fire & Marine Insurance Co. Ltd.	36,542	1,583,221
Hyundai HCN	129,836	526,725
Hyundai Wia Corp.	32,195	1,862,853
KEPCO Plant Service & Engineering Co. Ltd.	44,872	1,757,474
Kolon Industries, Inc.	26,892	2,046,195
Korean Reinsurance Co.	100,467	1,145,731
Loen Entertainment, Inc.	30,518	3,143,671
Minwise Co. Ltd.	70,128	1,730,593
NCSOFT Corp.	3,703	1,529,944
Samjin Pharmaceutical Co. Ltd.	87,865	3,297,622
Silicon Works Co. Ltd.	39,877	2,001,687
Tera Semicon Co. Ltd.	80,055	1,990,534
Toptec Co. Ltd.	78,481	1,999,081

TOTAL KOREA (SOUTH)		39,215,189

Malaysia - 1.6%
Matrix Concepts Holdings Bhd	2,061,700	1,152,142
Top Glove Corp. Bhd	2,852,400	6,778,197

TOTAL MALAYSIA		7,930,339

Mexico - 1.3%
Credito Real S.A.B. de CV	1,103,200	1,481,860
Industrias Penoles SA de CV	132,940	3,081,047
Qualitas Controladora S.A.B. de CV	714,200	1,784,373

TOTAL MEXICO		6,347,280

Netherlands - 1.5%
X5 Retail Group NV GDR (Reg. S) (a)	18,500	709,290
Yandex NV Series A (a)	184,240	7,135,615

TOTAL NETHERLANDS		7,844,905

Pakistan - 0.3%
Habib Bank Ltd.	782,900	1,374,458
Panama - 0.7%
Copa Holdings SA Class A	26,200	3,624,246
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	138,800	2,141,684
Philippines - 2.0%
International Container Terminal Services, Inc.	1,230,240	2,717,902
Metro Pacific Investments Corp.	26,488,400	3,330,707
Metropolitan Bank & Trust Co.	582,250	1,127,667
Philippine Seven Corp.	625,700	1,290,982
Pilipinas Shell Petroleum Corp.	884,540	1,075,222
Robinsons Land Corp.	1,940,900	789,583
Robinsons Land Corp. rights 2/8/18 (a)	521,508	27,408

TOTAL PHILIPPINES		10,359,471

Poland - 0.1%
Asseco Poland SA	33,900	470,794
Russia - 1.6%
Bank St. Petersburg PJSC (a)	1,656,700	1,718,205
LSR Group OJSC	166,864	2,497,924
PhosAgro OJSC GDR (Reg. S)	186,100	2,949,685
RusHydro PJSC	58,878,500	759,900

TOTAL RUSSIA		7,925,714

Singapore - 0.7%
First Resources Ltd.	1,851,300	2,681,407
Yoma Strategic Holdings Ltd.	2,120,600	816,361

TOTAL SINGAPORE		3,497,768

South Africa - 6.0%
Bidvest Group Ltd.	235,500	4,969,728
Discovery Ltd.	82,300	1,173,059
EOH Holdings Ltd.	171,600	927,078
Imperial Holdings Ltd.	309,600	7,422,298
Mr Price Group Ltd.	175,200	4,229,794
Pick 'n Pay Stores Ltd.	142,700	822,260
Redefine Properties Ltd.	2,375,700	2,169,891
Remgro Ltd.	59,500	1,186,610
Reunert Ltd.	325,600	2,051,792
Sanlam Ltd.	204,400	1,521,839
Tiger Brands Ltd.	103,600	4,031,622

TOTAL SOUTH AFRICA		30,505,971

Sri Lanka - 0.4%
Dialog Axiata PLC	8,714,824	775,406
Hatton National Bank PLC	635,497	1,023,564

TOTAL SRI LANKA		1,798,970

Taiwan - 7.1%
Advantech Co. Ltd.	184,693	1,443,137
Alpha Networks, Inc.	1,451,000	1,305,326
Chipbond Technology Corp.	490,000	1,131,822
Cleanaway Co. Ltd.	338,000	1,986,566
CTCI Corp.	1,283,000	1,991,806
Elite Advanced Laser Corp.	292,200	1,291,790
Everlight Electronics Co. Ltd.	517,000	811,481
FLEXium Interconnect, Inc.	380,256	1,446,509
Innolux Corp.	2,012,000	948,097
Inventec Corp.	2,302,000	1,877,606
Largan Precision Co. Ltd.	11,000	1,509,793
Lite-On Technology Corp.	1,778,220	2,608,263
Long Chen Paper Co. Ltd.	2,009,000	2,299,580
Powertech Technology, Inc.	459,000	1,491,225
Radiant Opto-Electronics Corp.	1,066,000	2,703,405
St.Shine Optical Co. Ltd.	42,000	1,340,050
Sunrex Technology Corp.	907,680	539,702
Synnex Technology International Corp.	1,293,100	1,828,009
TCI Co. Ltd.	336,851	3,855,729
Tong Hsing Electronics Industries Ltd.	249,000	1,015,473
Tripod Technology Corp.	518,000	1,668,706
Vanguard International Semiconductor Corp.	369,000	832,098

TOTAL TAIWAN		35,926,173

Thailand - 3.1%
Beauty Community PCL	3,724,100	2,639,688
Delta Electronics PCL (For. Reg.)	327,500	805,156
PTT Global Chemical PCL (For. Reg.)	1,115,100	3,426,832
Siam Cement PCL (For. Reg.)	240,600	3,779,540
Star Petroleum Refining PCL	9,324,500	4,971,876

TOTAL THAILAND		15,623,092

Turkey - 3.1%
Aksa Akrilik Kimya Sanayii	1,801,000	7,172,166
Bim Birlesik Magazalar A/S JSC	108,000	2,160,517
Tupras Turkiye Petrol Rafinerileri A/S	123,828	3,803,905
Turkcell Iletisim Hizmet A/S sponsored ADR (b)	71,500	747,175
Turkiye Garanti Bankasi A/S	485,000	1,586,714

TOTAL TURKEY		15,470,477

United Arab Emirates - 0.1%
Emaar Properties PJSC	408,231	731,336
United Kingdom - 1.5%
BGEO Group PLC	19,940	1,037,345
NMC Health PLC	89,400	4,237,077
Shanghai International Airport Co. Ltd. ELS (UBS Warrant Programme) warrants 5/11/18(a)(c)	181,300	1,351,793
TBC Bank Group PLC	52,053	1,212,082

TOTAL UNITED KINGDOM		7,838,297

United States of America - 0.3%
China Rapid Finance Ltd. ADR (b)	157,376	903,338
Net 1 UEPS Technologies, Inc. (a)(b)	47,100	566,613

TOTAL UNITED STATES OF AMERICA		1,469,951

Vietnam - 0.1%
FTP Corp.	188,588	522,350
TOTAL COMMON STOCKS
(Cost $382,007,481)		466,193,430

Nonconvertible Preferred Stocks - 3.6%
Brazil - 1.5%
Banco ABC Brasil SA	357,844	2,129,542
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR(b)	444,660	3,446,115
Metalurgica Gerdau SA (PN)	1,023,700	2,210,626

TOTAL BRAZIL		7,786,283

Korea (South) - 1.7%
Hyundai Motor Co. Series 2	76,937	7,479,426
Samsung Fire & Marine Insurance Co. Ltd.	5,958	1,063,735

TOTAL KOREA (SOUTH)		8,543,161

Russia - 0.4%
Sberbank of Russia	498,400	1,928,323
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $16,519,619)		18,257,767
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.41% to 1.43% 4/19/18(d)
(Cost $1,006,950)	1,010,000	1,007,019
	Shares	Value

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 1.39% (e)	19,427,488	19,431,374
Fidelity Securities Lending Cash Central Fund 1.40% (e)(f)	10,204,635	10,205,655
TOTAL MONEY MARKET FUNDS
(Cost $29,636,019)		29,637,029
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $429,170,069)		515,095,245
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(8,833,954)
NET ASSETS - 100%		$506,261,291

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	155	March 2018	$9,747,950	$253,740	$253,740

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,220,640 or 1.6% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $348,967.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,571
Fidelity Securities Lending Cash Central Fund	54,565
Total	$112,136

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$88,379,379	$88,379,379	$--	$--
Consumer Staples	32,585,165	32,585,165	--	--
Energy	18,097,407	18,097,407	--	--
Financials	55,161,728	53,789,427	1,372,301	--
Health Care	40,767,492	40,767,492	--	--
Industrials	56,107,257	56,107,257	--	--
Information Technology	89,199,791	89,199,791	--	--
Materials	54,168,558	54,168,558	--	--
Real Estate	33,049,702	33,022,294	27,408	--
Telecommunication Services	2,615,071	2,615,071	--	--
Utilities	14,319,647	14,319,647	--	--
Government Obligations	1,007,019	--	1,007,019	--
Money Market Funds	29,637,029	29,637,029	--	--
Total Investments in Securities:	$515,095,245	$512,688,517	$2,406,728	$--
Derivative Instruments:
Assets
Futures Contracts	$253,740	$253,740	$--	$--
Total Assets	$253,740	$253,740	$--	$--
Total Derivative Instruments:	$253,740	$253,740	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global Equity Income Fund

January 31, 2018

GED-QTLY-0318
1.938168.105

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
		Shares	Value
Austria - 0.3%
Andritz AG		3,700	$221,969
Bailiwick of Jersey - 1.1%
Wolseley PLC		8,870	684,614
WPP PLC		13,600	246,296

TOTAL BAILIWICK OF JERSEY			930,910

Belgium - 1.8%
Anheuser-Busch InBev SA NV		6,500	736,187
KBC Groep NV		6,461	620,876
Telenet Group Holding NV (a)		3,000	230,742

TOTAL BELGIUM			1,587,805

Bermuda - 0.5%
Hiscox Ltd.		11,100	222,851
IHS Markit Ltd. (a)		5,000	238,650

TOTAL BERMUDA			461,501

Canada - 4.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		7,200	376,683
Constellation Software, Inc.		1,300	840,360
Fairfax Financial Holdings Ltd. (sub. vtg.)		541	284,575
Hydro One Ltd. (b)		22,900	413,503
Imperial Oil Ltd.		22,800	716,810
PrairieSky Royalty Ltd.		600	14,859
Suncor Energy, Inc.		42,500	1,539,675

TOTAL CANADA			4,186,465

Cayman Islands - 0.8%
Best Pacific International Holdings Ltd.		138,000	82,207
SITC International Holdings Co. Ltd.		551,000	633,928

TOTAL CAYMAN ISLANDS			716,135

China - 0.4%
Shanghai International Airport Co. Ltd. (A Shares)		42,168	314,409
France - 2.0%
Compagnie de St. Gobain		8,500	494,047
Edenred SA		7,200	232,508
Maisons du Monde SA (b)		7,000	300,703
VINCI SA		6,300	680,896

TOTAL FRANCE			1,708,154

Germany - 2.6%
adidas AG		1,781	414,158
AURELIUS AG (c)		1,899	139,340
Deutsche Post AG		8,809	416,365
Deutsche Telekom AG		11,000	192,940
Linde AG (a)		2,000	488,177
SAP SE		5,519	624,423

TOTAL GERMANY			2,275,403

Hong Kong - 0.5%
Techtronic Industries Co. Ltd.		70,500	469,540
Ireland - 1.6%
Accenture PLC Class A		4,640	745,648
Greencore Group PLC		70,300	194,141
Johnson Controls International PLC		4,000	156,520
Paddy Power Betfair PLC (Ireland)		2,700	313,094

TOTAL IRELAND			1,409,403

Isle of Man - 0.5%
Playtech Ltd.		38,858	437,187
Israel - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR		11,450	233,695
Italy - 0.5%
Prada SpA		103,200	421,499
Japan - 6.6%
A/S One Corp.		8,700	560,825
Aucnet, Inc.		9,500	132,666
Broadleaf Co. Ltd.		21,600	221,640
Daiichikosho Co. Ltd.		21,800	1,190,811
Hoya Corp.		16,400	842,354
Inaba Denki Sangyo Co. Ltd.		8,000	377,496
Japan Meat Co. Ltd.		18,600	320,188
Morinaga & Co. Ltd.		8,300	431,386
Nippon Telegraph & Telephone Corp.		13,100	627,289
Sacs Bar Holdings, Inc.		6,000	66,886
Sony Corp.		8,400	402,873
Tsuruha Holdings, Inc.		4,300	600,535

TOTAL JAPAN			5,774,949

Kenya - 0.6%
Safaricom Ltd.		1,783,700	515,369
Korea (South) - 0.5%
Coway Co. Ltd.		2,626	233,685
KB Financial Group, Inc.		3,479	218,389

TOTAL KOREA (SOUTH)			452,074

Luxembourg - 1.0%
B&M European Value Retail S.A.		149,446	882,502
Multi-National - 0.5%
HKT Trust/HKT Ltd. unit		351,600	438,227
Netherlands - 2.9%
Koninklijke Philips Electronics NV		12,454	507,622
LyondellBasell Industries NV Class A		5,900	707,056
Unilever NV (Certificaten Van Aandelen) (Bearer)		23,379	1,349,486

TOTAL NETHERLANDS			2,564,164

Norway - 0.7%
Statoil ASA		25,467	596,725
Panama - 0.4%
Carnival Corp.		5,000	358,050
Spain - 1.2%
Amadeus IT Holding SA Class A		4,800	372,346
CaixaBank SA		50,000	269,706
Prosegur Cash SA (b)		127,800	441,103

TOTAL SPAIN			1,083,155

Sweden - 1.1%
Essity AB Class B		15,000	449,244
Loomis AB (B Shares)		13,000	519,677

TOTAL SWEDEN			968,921

Switzerland - 3.7%
Banque Cantonale Vaudoise		570	479,517
Chubb Ltd.		4,300	671,445
Nestle SA (Reg. S)		15,697	1,355,938
Roche Holding AG (participation certificate)		3,000	741,223

TOTAL SWITZERLAND			3,248,123

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.		114,000	995,120
United Microelectronics Corp.		648,000	315,887

TOTAL TAIWAN			1,311,007

Thailand - 0.4%
Star Petroleum Refining PCL		571,800	304,887
United Kingdom - 11.8%
AstraZeneca PLC sponsored ADR		12,000	420,720
Booker Group PLC		68,100	219,104
British American Tobacco PLC (United Kingdom)		29,378	2,007,890
BT Group PLC		40,000	146,142
Bunzl PLC		8,500	248,616
Cineworld Group PLC		15,000	109,790
Conviviality PLC		62,820	290,776
GlaxoSmithKline PLC		33,153	617,113
Hastings Group Holdings PLC (b)		71,432	298,386
Hilton Food Group PLC		58,600	707,227
Imperial Tobacco Group PLC		11,756	483,811
ITV PLC		125,062	296,541
John Wood Group PLC		25,000	229,945
Mears Group PLC		17,200	97,686
Micro Focus International PLC		54,158	1,653,269
Moneysupermarket.com Group PLC		119,244	573,279
St. James's Place Capital PLC		31,221	526,852
Standard Life PLC		76,561	462,540
Victrex PLC		15,400	558,012
Vodafone Group PLC		120,000	382,540

TOTAL UNITED KINGDOM			10,330,239

United States of America - 43.9%
ADT, Inc. (a)		20,200	252,096
Altria Group, Inc.		9,700	682,298
American Tower Corp.		8,760	1,293,852
AMETEK, Inc.		12,900	984,270
Amgen, Inc.		8,420	1,566,541
Apple, Inc.		11,650	1,950,560
AutoZone, Inc. (a)		600	459,264
Ball Corp.		7,800	298,584
Bank of America Corp.		53,380	1,708,160
Becton, Dickinson & Co.		3,500	850,290
Bluegreen Vacations Corp.		10,900	206,991
Bristol-Myers Squibb Co.		6,100	381,860
Capital One Financial Corp.		9,100	946,036
Cedar Fair LP (depositary unit)		4,100	277,980
Charter Communications, Inc. Class A (a)		1,200	452,700
Chevron Corp.		14,465	1,813,188
Citigroup, Inc.		14,300	1,122,264
Comcast Corp. Class A		18,700	795,311
ConocoPhillips Co.		21,600	1,270,296
Danaher Corp.		6,000	607,680
Diamond Hill Investment Group, Inc.		2,100	441,756
DowDuPont, Inc.		10,640	804,171
Dr. Pepper Snapple Group, Inc.		4,841	577,773
Exxon Mobil Corp.		11,030	962,919
Fortive Corp.		4,200	319,284
Interpublic Group of Companies, Inc.		10,700	234,223
Johnson & Johnson		8,700	1,202,253
JPMorgan Chase & Co.		15,630	1,807,922
L Brands, Inc.		8,800	440,792
Microsoft Corp.		20,664	1,963,287
Molson Coors Brewing Co. Class B		8,200	688,964
Monsanto Co.		3,200	389,760
MSCI, Inc.		2,400	334,152
PepsiCo, Inc.		6,300	757,890
Phillips 66 Co.		3,500	358,400
Procter & Gamble Co.		8,159	704,448
Qualcomm, Inc.		15,900	1,085,175
S&P Global, Inc.		2,140	387,554
SunTrust Banks, Inc.		13,600	961,520
The Coca-Cola Co.		16,400	780,476
The J.M. Smucker Co.		3,500	444,115
U.S. Bancorp		17,580	1,004,521
UnitedHealth Group, Inc.		3,100	734,018
Valero Energy Corp.		3,900	374,283
Verizon Communications, Inc.		21,000	1,135,470
Wells Fargo & Co.		23,757	1,562,735

TOTAL UNITED STATES OF AMERICA			38,378,082

TOTAL COMMON STOCKS
(Cost $63,055,604)			82,580,549

Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.5%
Itau Unibanco Holding SA		27,200	446,162
Spain - 0.7%
Grifols SA Class B		25,200	625,042
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $791,617)			1,071,204
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. Canada Consumer Price Index + 6.500% 7.9% 3/31/40(e)(f)	CAD
(Cost $2,060)	CAD	2,400	2,341
		Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 1.39% (g)		3,416,712	3,417,396
Fidelity Securities Lending Cash Central Fund 1.40% (g)(h)		110,299	110,310
TOTAL MONEY MARKET FUNDS
(Cost $3,527,648)			3,527,706
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $67,376,929)			87,181,800
NET OTHER ASSETS (LIABILITIES) - 0.3%			236,509
NET ASSETS - 100%			$87,418,309

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,453,695 or 1.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,658
Fidelity Securities Lending Cash Central Fund	2,626
Total	$7,284

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$8,886,638	$6,979,772	$1,906,866	$--
Consumer Staples	14,158,560	7,356,950	6,801,610	--
Energy	8,181,987	7,585,262	596,725	--
Financials	15,358,362	14,870,267	488,095	--
Health Care	9,891,236	5,997,057	3,894,179	--
Industrials	6,620,935	5,562,543	1,058,392	--
Information Technology	12,162,943	9,873,207	2,289,736	--
Materials	3,245,760	3,245,760	--	--
Real Estate	1,293,852	1,293,852	--	--
Telecommunication Services	3,437,977	2,089,066	1,348,911	--
Utilities	413,503	413,503	--	--
Corporate Bonds	2,341	--	2,341	--
Money Market Funds	3,527,706	3,527,706	--	--
Total Investments in Securities:	$87,181,800	$68,794,945	$18,386,855	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ International Fund

January 31, 2018

ZNL-QTLY-0318
1.9881585.100

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
Argentina - 0.4%
Banco Macro SA sponsored ADR	342	$37,121
IRSA Propiedades Comerciales SA sponsored ADR	710	38,333
Loma Negra Compania Industrial Argentina SA ADR (a)	1,506	35,783
Telecom Argentina SA Class B sponsored ADR	967	36,127

TOTAL ARGENTINA		147,364

Australia - 2.7%
Accent Group Ltd.	9,308	6,675
Adelaide Brighton Ltd.	1,726	9,026
Amcor Ltd.	3,360	39,421
Beacon Lighting Group Ltd.	4,207	5,763
Commonwealth Bank of Australia	3,140	199,558
CSL Ltd.	2,770	326,819
DuluxGroup Ltd.	2,663	15,665
Imdex Ltd. (a)	6,182	5,231
Insurance Australia Group Ltd.	11,433	66,700
Macquarie Group Ltd.	1,029	85,512
Magellan Financial Group Ltd.	1,915	42,513
Transurban Group unit	7,271	70,425

TOTAL AUSTRALIA		873,308

Austria - 0.7%
Andritz AG	2,344	140,621
Erste Group Bank AG	1,973	99,281

TOTAL AUSTRIA		239,902

Bailiwick of Jersey - 0.4%
Glencore Xstrata PLC	7,950	45,569
Integrated Diagnostics Holdings PLC	2,328	10,767
Wolseley PLC	834	64,371

TOTAL BAILIWICK OF JERSEY		120,707

Belgium - 1.4%
Anheuser-Busch InBev SA NV	1,806	204,547
KBC Ancora	70	4,732
KBC Groep NV	2,613	251,099

TOTAL BELGIUM		460,378

Bermuda - 0.2%
Credicorp Ltd. (United States)	194	44,936
Vostok New Ventures Ltd. (depositary receipt) (a)	1,101	9,725

TOTAL BERMUDA		54,661

Brazil - 1.5%
BM&F BOVESPA SA	8,300	67,942
BTG Pactual Participations Ltd. unit	7,200	47,797
CVC Brasil Operadora e Agencia de Viagens SA	2,600	44,990
Equatorial Energia SA	2,200	48,336
Estacio Participacoes SA	3,800	41,805
Fleury SA	4,500	42,373
IRB Brasil Resseguros SA	3,500	41,251
Itau Unibanco Holding SA	1,100	15,309
Kroton Educacional SA	8,700	44,374
Qualicorp SA	4,400	42,246
Smiles Fidelidade SA	1,600	41,255

TOTAL BRAZIL		477,678

British Virgin Islands - 0.1%
Despegar.com Corp.	1,128	34,348
Canada - 5.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	5,129	268,334
Canadian National Railway Co.	2,595	207,980
Canadian Pacific Railway Ltd.	764	141,458
CCL Industries, Inc. Class B	3,426	163,863
Constellation Software, Inc.	308	199,101
Franco-Nevada Corp.	1,839	140,616
Imperial Oil Ltd.	4,062	127,705
McCoy Global, Inc. (a)	50	55
New Look Vision Group, Inc.	325	9,066
Nutrien Ltd. (a)	3,866	202,258
Pason Systems, Inc.	4,883	72,967
PrairieSky Royalty Ltd.	3,430	84,941
ShawCor Ltd. Class A	107	2,415

TOTAL CANADA		1,620,759

Cayman Islands - 4.4%
58.com, Inc. ADR (a)	1,257	100,409
Alibaba Group Holding Ltd. sponsored ADR (a)	2,488	508,274
Baidu.com, Inc. sponsored ADR (a)	517	127,658
NetEase, Inc. ADR	211	67,554
New Oriental Education & Technology Group, Inc. sponsored ADR	578	53,228
Sands China Ltd.	7,000	41,699
Shenzhou International Group Holdings Ltd.	5,000	51,613
Tencent Holdings Ltd.	8,100	478,608
Value Partners Group Ltd.	6,000	7,655

TOTAL CAYMAN ISLANDS		1,436,698

Chile - 0.1%
Banco Santander Chile sponsored ADR	1,394	47,466
China - 2.4%
China Merchants Bank Co. Ltd. (H Shares)	13,500	66,183
Dong E-E-Jiao Co. Ltd. Class A	3,900	40,713
Gree Electric Appliances, Inc. of Zhuhai Class A	4,500	40,028
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	5,725	36,323
Hangzhou Robam Appliances Co. Ltd. Class A	5,400	45,947
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	7,500	40,668
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	2,100	43,394
Kweichow Moutai Co. Ltd. (A Shares)	400	48,629
Midea Group Co. Ltd. Class A	4,200	39,951
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	10,500	124,360
Shanghai International Airport Co. Ltd. (A Shares)	5,900	43,991
Shenzhen Inovance Technology Co. Ltd. Class A	9,700	43,311
TravelSky Technology Ltd. (H Shares)	13,000	40,798
Wuliangye Yibin Co. Ltd. Class A	3,200	42,936
Yunnan Baiyao Group Co. Ltd.	2,500	40,198
Zhejiang Supor Cookware Co. Ltd.	6,000	41,598

TOTAL CHINA		779,028

Denmark - 0.6%
Jyske Bank A/S (Reg.)	1,240	71,717
Novo Nordisk A/S Series B sponsored ADR	1,551	86,081
Scandinavian Tobacco Group A/S (b)	564	11,422
Spar Nord Bank A/S	1,148	13,655

TOTAL DENMARK		182,875

Finland - 0.4%
Sampo Oyj (A Shares)	1,975	114,683
Tikkurila Oyj	651	13,077

TOTAL FINLAND		127,760

France - 6.5%
Atos Origin SA	736	116,050
AXA SA	5,519	181,506
Bouygues SA	1,263	70,203
Capgemini SA	697	92,550
Compagnie de St. Gobain	972	56,496
Edenred SA	1,796	57,998
Elis SA	2,995	83,665
Essilor International SA	645	91,611
Hermes International SCA	71	39,244
Kering SA	78	39,492
Laurent-Perrier Group SA	80	9,535
LVMH Moet Hennessy - Louis Vuitton SA	128	40,096
Natixis SA	9,718	88,488
Rubis	522	38,496
Safran SA	871	98,407
Sanofi SA	2,139	188,770
Societe Generale Series A	2,792	162,264
SR Teleperformance SA	520	78,828
Total SA	5,357	310,599
Vetoquinol SA	159	10,699
VINCI SA	1,296	140,070
Virbac SA (a)	51	7,826
Vivendi SA	3,285	96,375

TOTAL FRANCE		2,099,268

Germany - 4.8%
adidas AG	188	43,718
BASF AG	1,666	195,385
Bayer AG	1,524	199,701
Brenntag AG	862	55,887
CompuGroup Medical AG	585	37,005
CTS Eventim AG	525	26,255
Deutsche Post AG	1,571	74,255
Deutsche Telekom AG	7,337	128,691
Fielmann AG	108	9,453
Fresenius SE & Co. KGaA	529	46,290
Hannover Reuck SE	477	65,203
HeidelbergCement Finance AG	517	56,023
Linde AG (a)	313	76,400
MTU Aero Engines Holdings AG	299	53,568
Nexus AG	419	13,994
SAP SE	3,341	378,003
Vonovia SE	2,105	103,781
WashTec AG	100	8,654

TOTAL GERMANY		1,572,266

Hong Kong - 1.4%
AIA Group Ltd.	38,760	331,974
CSPC Pharmaceutical Group Ltd.	24,000	53,261
Galaxy Entertainment Group Ltd.	5,000	44,294
Techtronic Industries Co. Ltd.	6,000	39,961

TOTAL HONG KONG		469,490

Hungary - 0.2%
OTP Bank PLC	1,200	55,633
India - 0.1%
HDFC Bank Ltd. sponsored ADR	375	40,721
Indonesia - 0.6%
PT Bank Central Asia Tbk	36,900	62,632
PT Bank Rakyat Indonesia Tbk	507,170	140,160

TOTAL INDONESIA		202,792

Ireland - 1.5%
Allergan PLC	200	36,052
CRH PLC	1,794	66,626
CRH PLC sponsored ADR	5,206	194,652
James Hardie Industries PLC CDI	10,222	179,647

TOTAL IRELAND		476,977

Isle of Man - 0.2%
Playtech Ltd.	5,885	66,212
Israel - 0.4%
Azrieli Group	144	7,845
Elbit Systems Ltd. (Israel)	284	42,888
Frutarom Industries Ltd.	425	44,333
Ituran Location & Control Ltd.	431	15,042
Strauss Group Ltd.	758	17,102
Teva Pharmaceutical Industries Ltd. sponsored ADR	669	13,654

TOTAL ISRAEL		140,864

Italy - 1.1%
Azimut Holding SpA	465	10,588
Beni Stabili SpA SIIQ	9,768	9,041
Interpump Group SpA	3,617	130,410
Intesa Sanpaolo SpA	38,922	152,930
Mediobanca SpA	4,459	54,209

TOTAL ITALY		357,178

Japan - 13.4%
AEON Financial Service Co. Ltd.	2,157	53,964
Ai Holdings Corp.	300	8,027
Artnature, Inc.	800	5,707
Asahi Co. Ltd.	500	6,394
Aucnet, Inc.	100	1,396
Azbil Corp.	1,000	46,608
Broadleaf Co. Ltd.	500	5,131
Central Automotive Products Ltd.	100	1,604
Century21 Real Estate Japan Ltd.	100	1,279
Coca-Cola West Co. Ltd.	300	10,628
Daiichikosho Co. Ltd.	400	21,850
Daikokutenbussan Co. Ltd.	300	13,959
DENSO Corp.	1,880	118,188
East Japan Railway Co.	1,558	155,511
Funai Soken Holdings, Inc.	600	14,267
GCA Savvian Group Corp.	900	9,417
Goldcrest Co. Ltd.	800	17,739
Honda Motor Co. Ltd.	4,901	172,838
Hoya Corp.	3,133	160,920
Idemitsu Kosan Co. Ltd.	878	32,959
Itochu Corp.	6,350	124,947
Japan Tobacco, Inc.	2,150	71,251
Kao Corp.	940	65,319
KDDI Corp.	3,633	92,199
Keyence Corp.	500	305,554
Kobayashi Pharmaceutical Co. Ltd.	300	19,871
Komatsu Ltd.	4,000	157,210
Koshidaka Holdings Co. Ltd.	300	16,645
Kusuri No Aoki Holdings Co. Ltd.	200	10,488
Lasertec Corp.	800	28,656
Makita Corp.	1,608	75,969
Medikit Co. Ltd.	200	10,133
Miroku Jyoho Service Co., Ltd.	300	9,194
Misumi Group, Inc.	5,000	151,382
Mitsubishi UFJ Financial Group, Inc.	27,565	208,429
Mitsui Fudosan Co. Ltd.	4,900	129,046
Nabtesco Corp.	400	19,020
Nagaileben Co. Ltd.	800	20,542
Nakano Refrigerators Co. Ltd.	200	8,444
ND Software Co. Ltd.	100	1,187
Nihon Parkerizing Co. Ltd.	2,000	34,762
Nintendo Co. Ltd.	238	107,794
Nomura Holdings, Inc.	13,485	88,036
NS Tool Co. Ltd.	200	5,447
OBIC Co. Ltd.	1,518	118,640
Olympus Corp.	2,955	113,839
Oracle Corp. Japan	593	47,896
ORIX Corp.	6,627	124,135
OSG Corp.	3,600	91,540
Panasonic Corp.	4,177	62,017
Paramount Bed Holdings Co. Ltd.	400	21,084
ProNexus, Inc.	787	10,620
Recruit Holdings Co. Ltd.	2,507	61,223
San-Ai Oil Co. Ltd.	1,200	17,528
Shin-Etsu Chemical Co. Ltd.	889	101,716
Shinsei Bank Ltd.	3,616	63,224
SHO-BOND Holdings Co. Ltd.	360	28,968
Shoei Co. Ltd.	500	22,956
Sony Corp.	1,282	61,486
Sony Financial Holdings, Inc.	3,808	70,040
Subaru Corp.	1,959	65,251
Sumitomo Mitsui Financial Group, Inc.	2,853	128,488
T&D Holdings, Inc.	3,751	67,256
Taiheiyo Cement Corp.	1,336	56,699
The Monogatari Corp.	100	9,614
TKC Corp.	400	14,612
Tokio Marine Holdings, Inc.	2,085	98,583
USS Co. Ltd.	9,200	206,047
Welcia Holdings Co. Ltd.	300	12,765
Workman Co. Ltd.	400	17,182
Yamada Consulting Group Co. Ltd.	800	24,989
Yamato Kogyo Co. Ltd.	200	5,730

TOTAL JAPAN		4,344,039

Kenya - 0.4%
Safaricom Ltd.	397,900	114,966
Korea (South) - 2.0%
BGF Retail Co. Ltd. (a)	412	84,727
BGFretail Co. Ltd.	1	14
Leeno Industrial, Inc.	99	5,664
LG Chemical Ltd.	161	65,014
LG Household & Health Care Ltd.	51	56,111
NAVER Corp.	57	48,486
Samsung Electronics Co. Ltd.	170	396,478

TOTAL KOREA (SOUTH)		656,494

Mexico - 1.2%
Consorcio ARA S.A.B. de CV	13,914	5,771
Embotelladoras Arca S.A.B. de CV	6,300	45,714
Fomento Economico Mexicano S.A.B. de CV:
unit	6,600	64,370
sponsored ADR	472	46,039
Gruma S.A.B. de CV Series B	3,370	40,252
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	4,000	41,821
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	2,330	45,346
Grupo Aeroportuario Norte S.A.B. de CV	6,500	33,174
Grupo Cementos de Chihuahua S.A.B. de CV	7,000	39,401
Grupo Mexico SA de CV Series B	12,000	42,541

TOTAL MEXICO		404,429

Netherlands - 2.3%
ASML Holding NV (Netherlands)	1,566	317,489
ING Groep NV (Certificaten Van Aandelen)	8,025	157,573
Koninklijke Philips Electronics NV	1,183	48,219
RELX NV	2,681	59,632
Takeaway.com Holding BV (a)(b)	117	7,089
VastNed Retail NV	202	10,195
Wolters Kluwer NV	1,020	53,986
X5 Retail Group NV GDR (Reg. S) (a)	1,017	38,992
Yandex NV Series A (a)	1,080	41,828

TOTAL NETHERLANDS		735,003

New Zealand - 0.1%
Auckland International Airport Ltd.	6,735	33,230
Norway - 0.7%
Kongsberg Gruppen ASA	520	10,590
Schibsted ASA (B Shares)	1,089	32,844
Skandiabanken ASA (b)	760	7,838
Statoil ASA	6,952	162,895

TOTAL NORWAY		214,167

Panama - 0.1%
Copa Holdings SA Class A	275	38,041
Philippines - 0.6%
Ayala Corp.	2,255	46,088
Ayala Land, Inc.	53,400	45,994
Jollibee Food Corp.	2,060	11,420
SM Investments Corp.	2,200	43,893
SM Prime Holdings, Inc.	63,600	45,681

TOTAL PHILIPPINES		193,076

Portugal - 0.3%
Galp Energia SGPS SA Class B	4,334	82,704
Russia - 0.3%
Sberbank of Russia	23,760	111,660
South Africa - 2.5%
Bidcorp Ltd.	2,100	47,012
Capitec Bank Holdings Ltd.	636	42,983
Clicks Group Ltd.	5,737	82,741
Discovery Ltd.	3,300	47,036
FirstRand Ltd.	12,500	70,170
Mondi Ltd.	1,556	41,552
Naspers Ltd. Class N	1,504	429,440
Sanlam Ltd.	7,883	58,692

TOTAL SOUTH AFRICA		819,626

Spain - 2.8%
Amadeus IT Holding SA Class A	3,009	233,414
Banco Santander SA (Spain)	33,855	251,482
CaixaBank SA	17,160	92,563
Hispania Activos Inmobiliarios SA	2,305	48,221
Inditex SA	2,727	97,581
Masmovil Ibercom SA (a)	176	22,157
Merlin Properties Socimi SA	2,843	40,910
Prosegur Compania de Seguridad SA (Reg.)	10,256	85,313
Unicaja Banco SA	21,308	37,540

TOTAL SPAIN		909,181

Sweden - 3.3%
Addlife AB	60	1,386
AddTech AB (B Shares)	675	16,653
Alfa Laval AB	2,476	64,949
ASSA ABLOY AB (B Shares)	9,607	212,955
Atlas Copco AB (A Shares)	4,548	213,262
Essity AB Class B	124	3,714
Fagerhult AB	7,281	90,644
Investor AB (B Shares)	1,400	68,420
Lagercrantz Group AB (B Shares)	1,255	13,219
Loomis AB (B Shares)	339	13,552
Nordea Bank AB	11,891	146,738
Saab AB (B Shares)	321	15,378
Svenska Cellulosa AB (SCA) (B Shares)	1,523	15,760
Svenska Handelsbanken AB (A Shares)	5,401	78,583
Swedbank AB (A Shares)	4,123	105,379

TOTAL SWEDEN		1,060,592

Switzerland - 5.8%
Compagnie Financiere Richemont SA Series A	404	38,750
Credit Suisse Group AG	7,521	145,464
Lafargeholcim Ltd. (Reg.)	1,034	63,323
Nestle SA (Reg. S)	6,216	536,950
Novartis AG	3,593	324,294
Roche Holding AG (participation certificate)	1,145	282,900
Schindler Holding AG:
(participation certificate)	393	98,551
(Reg.)	88	21,424
Sika AG	5	43,325
Tecan Group AG	51	11,299
UBS Group AG	8,672	176,215
Zurich Insurance Group AG	486	159,729

TOTAL SWITZERLAND		1,902,224

Taiwan - 1.6%
Addcn Technology Co. Ltd.	1,000	8,156
Advantech Co. Ltd.	5,000	39,069
Taiwan Semiconductor Manufacturing Co. Ltd.	53,000	462,643

TOTAL TAIWAN		509,868

Thailand - 0.4%
Airports of Thailand PCL (For. Reg.)	24,700	55,204
C.P. ALL PCL (For. Reg.)	23,800	60,602

TOTAL THAILAND		115,806

Turkey - 0.6%
Koc Holding A/S	9,000	43,843
Tofas Turk Otomobil Fabrikasi A/S	4,770	40,506
Tupras Turkiye Petrol Rafinerileri A/S	2,089	64,173
Turkcell Iletisim Hizmet A/S	11,000	45,709

TOTAL TURKEY		194,231

United Arab Emirates - 0.1%
DP World Ltd.	1,772	46,976
United Kingdom - 10.1%
Alliance Pharma PLC	5,641	5,526
Ascential PLC	1,709	8,818
AstraZeneca PLC (United Kingdom)	1,496	103,842
Aviva PLC	14,189	103,515
Avon Rubber PLC	293	5,221
BAE Systems PLC	19,627	165,594
BCA Marketplace PLC	1,600	4,266
BHP Billiton PLC	6,390	142,307
BP PLC	37,797	269,659
British American Tobacco PLC (United Kingdom)	5,309	362,853
Bunzl PLC	2,169	63,441
Cineworld Group PLC	600	4,392
Compass Group PLC	2,735	57,570
Dechra Pharmaceuticals PLC	966	32,918
Diageo PLC	1,052	37,864
DP Poland PLC (a)	11,073	6,446
Elementis PLC	11,287	46,315
GlaxoSmithKline PLC	3,465	64,498
Great Portland Estates PLC	1,732	16,354
Hilton Food Group PLC	368	4,441
Howden Joinery Group PLC	5,891	38,836
HSBC Holdings PLC sponsored ADR	2,055	110,785
Imperial Tobacco Group PLC	2,491	102,516
Informa PLC	21,265	210,204
InterContinental Hotel Group PLC	661	44,223
InterContinental Hotel Group PLC ADR	2,928	196,381
ITE Group PLC	4,833	11,844
Liberty Global PLC Class A (a)	1,446	54,051
Melrose Industries PLC	7,696	24,739
Micro Focus International PLC	2,200	67,159
NMC Health PLC	944	44,741
Prudential PLC	9,041	244,741
Reckitt Benckiser Group PLC	1,546	149,297
Rightmove PLC	741	46,430
Shaftesbury PLC	3,592	51,001
Spectris PLC	2,501	92,647
Spirax-Sarco Engineering PLC	521	41,980
Standard Chartered PLC (United Kingdom) (a)	9,734	113,275
Standard Life PLC	15,890	95,999
The Weir Group PLC	1,100	34,501
Ultra Electronics Holdings PLC	253	5,482
Unite Group PLC	905	10,241

TOTAL UNITED KINGDOM		3,296,913

United States of America - 8.2%
A.O. Smith Corp.	586	39,133
Alphabet, Inc.:
Class A (a)	167	197,431
Class C (a)	35	40,948
American Tower Corp.	284	41,947
Amgen, Inc.	292	54,327
Amphenol Corp. Class A	401	37,201
Autoliv, Inc.	954	145,208
Berkshire Hathaway, Inc. Class B (a)	658	141,062
ConocoPhillips Co.	1,961	115,326
Edgewell Personal Care Co. (a)	279	15,752
Facebook, Inc. Class A (a)	196	36,630
Martin Marietta Materials, Inc.	474	108,153
MasterCard, Inc. Class A	1,772	299,468
Mohawk Industries, Inc. (a)	401	112,705
Moody's Corp.	692	111,959
MSCI, Inc.	967	134,635
Philip Morris International, Inc.	1,298	139,185
PriceSmart, Inc.	583	49,672
ResMed, Inc.	1,146	115,505
S&P Global, Inc.	1,096	198,486
Sherwin-Williams Co.	299	124,716
Visa, Inc. Class A	2,716	337,409
Yum China Holdings, Inc.	1,414	65,595

TOTAL UNITED STATES OF AMERICA		2,662,453

TOTAL COMMON STOCKS
(Cost $27,015,747)		30,530,012

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.8%
Itau Unibanco Holding SA	11,200	183,714
Itausa-Investimentos Itau SA (PN)	16,500	68,621

TOTAL BRAZIL		252,335

Germany - 0.3%
Porsche Automobil Holding SE (Germany)	801	73,989
Sartorius AG (non-vtg.)	338	40,391

TOTAL GERMANY		114,380

Spain - 0.2%
Grifols SA Class B	2,211	54,840
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $337,293)		421,555

Investment Companies - 2.6%
United States of America - 2.6%
WisdomTree India Earnings ETF
(Cost $745,902)	29,137	841,461

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.39% (c)
(Cost $599,958)	599,838	599,958
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $28,698,900)		32,392,986
NET OTHER ASSETS (LIABILITIES) - 0.4%		117,699
NET ASSETS - 100%		$32,510,685

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,349 or 0.1% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,132
Total	$2,132

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,362,393	$2,403,894	$958,499	$--
Consumer Staples	2,853,937	1,352,438	1,501,499	--
Energy	1,343,926	550,286	793,640	--
Financials	7,039,442	4,775,654	2,263,788	--
Health Care	2,800,451	1,205,682	1,594,769	--
Industrials	4,350,381	2,803,818	1,546,563	--
Information Technology	5,641,859	3,311,608	2,330,251	--
Materials	2,414,889	1,811,664	603,225	--
Real Estate	617,608	469,544	148,064	--
Telecommunication Services	439,849	218,959	220,890	--
Utilities	86,832	86,832	--	--
Investment Companies	841,461	841,461	--	--
Money Market Funds	599,958	599,958	--	--
Total Investments in Securities:	$32,392,986	$20,431,798	$11,961,188	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$298,021
Level 2 to Level 1	$102,639

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Diversified International K6 Fund

January 31, 2018

DIFK6-QTLY-0318
1.9883985.100

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 1.3%
Amcor Ltd.	311,331	$3,652,675
Australia & New Zealand Banking Group Ltd.	190,504	4,387,262
Bapcor Ltd.	50,375	237,058
CSL Ltd.	31,914	3,765,381
Magellan Financial Group Ltd.	212,829	4,724,759
Ramsay Health Care Ltd.	26,427	1,455,505

TOTAL AUSTRALIA		18,222,640

Austria - 0.1%
Andritz AG	28,178	1,690,446
Bailiwick of Jersey - 2.4%
Glencore Xstrata PLC	504,744	2,893,160
Shire PLC	213,905	9,994,120
Wolseley PLC	200,384	15,466,247
WPP PLC	380,432	6,889,623

TOTAL BAILIWICK OF JERSEY		35,243,150

Belgium - 1.1%
Anheuser-Busch InBev SA NV	12,946	1,466,258
KBC Groep NV	158,919	15,271,475

TOTAL BELGIUM		16,737,733

Bermuda - 1.0%
Credicorp Ltd. (United States)	25,393	5,881,781
Hiscox Ltd.	223,430	4,485,732
IHS Markit Ltd. (a)	86,305	4,119,338

TOTAL BERMUDA		14,486,851

Canada - 3.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	295,187	15,443,320
CCL Industries, Inc. Class B	13,744	657,365
Cenovus Energy, Inc.	738,209	7,039,993
Constellation Software, Inc.	5,627	3,637,467
Fairfax India Holdings Corp. (a)	326,295	6,023,406
Imperial Oil Ltd.	160,134	5,034,457
PrairieSky Royalty Ltd.	55,475	1,373,796
Suncor Energy, Inc.	378,326	13,705,859

TOTAL CANADA		52,915,663

Cayman Islands - 1.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	48,133	9,833,091
BeiGene Ltd. ADR (a)	132	17,919
China Literature Ltd. (a)(b)	28,200	292,178
ENN Energy Holdings Ltd.	60,000	463,270
JD.com, Inc. sponsored ADR (a)	93,297	4,593,011
NetEase, Inc. ADR	11,147	3,568,824
PagSeguro Digital Ltd. (a)	63,591	1,776,733
Zai Lab Ltd. ADR	26,772	721,773

TOTAL CAYMAN ISLANDS		21,266,799

China - 0.9%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	210,111	2,528,829
Kweichow Moutai Co. Ltd. (A Shares)	63,901	7,768,552
Shanghai International Airport Co. Ltd. (A Shares)	291,419	2,172,853
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	342,791	1,243,331

TOTAL CHINA		13,713,565

Curacao - 0.3%
Schlumberger Ltd.	57,479	4,229,305
Denmark - 0.1%
NNIT A/S (b)	34,400	1,055,901
Finland - 0.4%
Sampo Oyj (A Shares)	89,255	5,182,796
France - 6.8%
Amundi SA (b)	145,695	13,747,460
AXA SA	215,946	7,101,914
BNP Paribas SA	156,163	12,912,686
Capgemini SA	33,125	4,398,462
Compagnie de St. Gobain	115,559	6,716,655
Eiffage SA	18,111	2,195,955
Elis SA	146,983	4,105,952
Kering SA	8,569	4,338,520
LVMH Moet Hennessy - Louis Vuitton SA	28,604	8,960,236
Maisons du Monde SA (b)	53,583	2,301,799
Sanofi SA	154,596	13,643,349
Societe Generale Series A	131,969	7,669,716
Thales SA	15,286	1,714,882
VINCI SA	88,269	9,540,008

TOTAL FRANCE		99,347,594

Germany - 6.6%
adidas AG	39,650	9,220,303
Aumann AG (b)(c)	21,035	1,739,326
Axel Springer Verlag AG	58,800	5,164,972
Bayer AG	150,569	19,730,164
Deutsche Borse AG	11,376	1,462,000
Deutsche Post AG	179,427	8,480,762
Fresenius SE & Co. KGaA	118,794	10,395,003
Hannover Reuck SE	21,686	2,964,360
Linde AG (a)	34,744	8,480,619
Merck KGaA	2,100	229,491
Rational AG	2,173	1,527,005
Rheinmetall AG	8,028	1,135,260
SAP SE	177,335	20,063,779
Symrise AG	62,622	5,237,128

TOTAL GERMANY		95,830,172

Hong Kong - 1.4%
AIA Group Ltd.	1,808,626	15,490,651
Techtronic Industries Co. Ltd.	752,500	5,011,761

TOTAL HONG KONG		20,502,412

Hungary - 0.0%
OTP Bank PLC	2,800	129,811
India - 4.1%
Adani Ports & Special Economic Zone Ltd.	432,166	2,915,897
Axis Bank Ltd.	482,067	4,502,124
Bharti Airtel Ltd.	27,132	187,760
Godrej Consumer Products Ltd.	55,628	921,940
HDFC Bank Ltd.	519,031	16,997,257
Housing Development Finance Corp. Ltd.	479,532	14,759,416
ICICI Bank Ltd.	692,376	3,833,048
ITC Ltd.	499,242	2,131,754
Kajaria Ceramics Ltd.	87,244	867,018
Kotak Mahindra Bank Ltd. (a)	159,491	2,782,686
LIC Housing Finance Ltd.	124,246	1,045,711
Reliance Industries Ltd.	551,894	8,347,006

TOTAL INDIA		59,291,617

Indonesia - 1.0%
PT Bank Central Asia Tbk	3,558,894	6,040,697
PT Bank Rakyat Indonesia Tbk	30,086,900	8,314,713

TOTAL INDONESIA		14,355,410

Ireland - 3.7%
Allergan PLC	27,791	5,009,606
CRH PLC	177,350	6,587,697
DCC PLC (United Kingdom)	51,935	5,460,440
Kerry Group PLC Class A	68,031	7,242,778
Kingspan Group PLC (Ireland)	132,422	6,115,997
Paddy Power Betfair PLC (Ireland)	42,720	4,953,844
Ryanair Holdings PLC sponsored ADR (a)	120,264	14,757,595
Weatherford International PLC (a)	837,067	3,298,044

TOTAL IRELAND		53,426,001

Israel - 0.9%
Check Point Software Technologies Ltd. (a)	82,011	8,480,758
Elbit Systems Ltd. (Israel)	18,931	2,858,846
Frutarom Industries Ltd.	9,741	1,016,103
SodaStream International Ltd. (a)	18,500	1,454,655

TOTAL ISRAEL		13,810,362

Italy - 0.9%
Buzzi Unicem SpA	19,616	575,978
Intesa Sanpaolo SpA	2,321,996	9,123,445
Prada SpA	664,091	2,712,343

TOTAL ITALY		12,411,766

Japan - 16.7%
Bridgestone Corp.	185,594	9,058,111
Daikin Industries Ltd.	70,792	8,541,818
Daito Trust Construction Co. Ltd.	26,400	4,626,970
Hoya Corp.	328,505	16,873,009
Itochu Corp.	120,336	2,367,815
Kao Corp.	52,448	3,644,543
KDDI Corp.	143,606	3,644,477
Keyence Corp.	29,230	17,862,671
Minebea Mitsumi, Inc.	447,521	10,185,352
Misumi Group, Inc.	147,726	4,472,608
Mitsubishi UFJ Financial Group, Inc.	1,833,860	13,866,500
Morinaga & Co. Ltd.	85,464	4,441,928
Nabtesco Corp.	90,343	4,295,704
Nidec Corp.	43,477	6,997,354
Nitori Holdings Co. Ltd.	64,627	10,311,510
Olympus Corp.	158,803	6,117,733
ORIX Corp.	1,284,266	24,056,455
Outsourcing, Inc.	199,235	3,774,912
PALTAC Corp.	52,277	2,320,940
Panasonic Corp.	365,625	5,428,509
Recruit Holdings Co. Ltd.	466,220	11,385,490
Renesas Electronics Corp. (a)	524,001	6,174,945
Seria Co. Ltd.	30,418	1,814,737
Seven & i Holdings Co. Ltd.	68,343	2,819,819
Shin-Etsu Chemical Co. Ltd.	24,752	2,832,023
SMC Corp.	14,675	7,232,337
SoftBank Corp.	108,130	8,984,296
Sohgo Security Services Co., Ltd.	31,081	1,691,059
Sony Corp.	154,733	7,421,161
Start Today Co. Ltd.	64,080	1,893,392
Subaru Corp.	84,276	2,807,107
Sundrug Co. Ltd.	48,471	2,086,060
The Suruga Bank Ltd.	96,669	1,959,885
Tsubaki Nakashima Co. Ltd.	45,210	1,291,100
Tsuruha Holdings, Inc.	101,847	14,223,891
Welcia Holdings Co. Ltd.	152,649	6,495,064

TOTAL JAPAN		244,001,285

Korea (South) - 0.3%
LG Chemical Ltd.	9,491	3,832,615
Liberia - 0.0%
Royal Caribbean Cruises Ltd.	3,400	454,070
Luxembourg - 1.3%
B&M European Value Retail S.A.	2,271,615	13,414,241
Eurofins Scientific SA	8,496	5,537,810

TOTAL LUXEMBOURG		18,952,051

Netherlands - 5.5%
ASML Holding NV	59,008	11,976,264
IMCD Group BV	45,413	3,033,379
ING Groep NV (Certificaten Van Aandelen)	544,464	10,690,701
Koninklijke Philips Electronics NV	194,192	7,915,223
LyondellBasell Industries NV Class A	67,143	8,046,417
RELX NV	423,937	9,429,363
Unilever NV (Certificaten Van Aandelen) (Bearer)	330,146	19,056,733
Wolters Kluwer NV	124,404	6,584,365
Yandex NV Series A (a)	85,751	3,321,136

TOTAL NETHERLANDS		80,053,581

New Zealand - 0.2%
Ryman Healthcare Group Ltd.	382,499	3,086,615
Norway - 1.3%
Schibsted ASA (A Shares)	70,987	2,280,932
Statoil ASA	729,292	17,088,275

TOTAL NORWAY		19,369,207

Philippines - 0.1%
Alliance Global Group, Inc. (a)	2,783,099	831,002
Russia - 0.3%
Sberbank of Russia sponsored ADR	225,959	4,553,074
Singapore - 0.2%
Broadcom Ltd.	11,904	2,952,549
South Africa - 1.1%
Capitec Bank Holdings Ltd.	12,717	859,448
FirstRand Ltd.	172,250	966,941
Naspers Ltd. Class N	51,039	14,573,253

TOTAL SOUTH AFRICA		16,399,642

Spain - 2.5%
Aedas Homes SAU (b)	36,865	1,437,170
Amadeus IT Holding SA Class A	175,869	13,642,518
CaixaBank SA	1,892,140	10,206,439
Masmovil Ibercom SA (a)	18,573	2,338,214
Neinor Homes SLU (b)	150,700	3,461,379
Prosegur Cash SA (b)	1,420,307	4,902,202

TOTAL SPAIN		35,987,922

Sweden - 2.5%
Alfa Laval AB	56,861	1,491,538
ASSA ABLOY AB (B Shares)	357,200	7,917,913
Coor Service Management Holding AB	287,000	2,414,764
Essity AB Class B	334,157	10,007,875
HEXPOL AB (B Shares)	191,590	2,055,728
Nordea Bank AB	1,032,546	12,741,884

TOTAL SWEDEN		36,629,702

Switzerland - 3.8%
Credit Suisse Group AG	618,594	11,964,244
Forbo Holding AG (Reg.)	405	684,899
Julius Baer Group Ltd.	86,413	5,936,251
Lonza Group AG	8,127	2,260,629
Roche Holding AG (participation certificate)	42,068	10,393,922
Sika AG	1,460	12,650,980
TE Connectivity Ltd.	7,024	720,171
UBS Group AG	524,817	10,657,041

TOTAL SWITZERLAND		55,268,137

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	326,347	14,786,783
Tripod Technology Corp.	318,000	1,024,418
United Microelectronics Corp.	6,465,045	3,151,578

TOTAL TAIWAN		18,962,779

Thailand - 0.3%
Kasikornbank PCL (For. Reg.)	616,533	4,547,226
United Kingdom - 13.3%
Admiral Group PLC	125,811	3,301,133
Aon PLC	15,760	2,240,599
Ascential PLC	413,817	2,135,186
Ashtead Group PLC	97,423	2,911,763
AstraZeneca PLC (United Kingdom)	66,894	4,643,331
Booker Group PLC	2,249,790	7,238,430
Bunzl PLC	225,848	6,605,808
Coca-Cola European Partners PLC	85,791	3,445,367
Compass Group PLC	322,064	6,779,214
Cranswick PLC	30,598	1,276,401
DS Smith PLC	122,600	876,287
Essentra PLC	502,539	3,649,706
Halma PLC	145,992	2,647,052
Hastings Group Holdings PLC (b)	682,366	2,850,378
Imperial Tobacco Group PLC	148,022	6,091,750
Indivior PLC (a)	776,575	4,440,251
Informa PLC	164,686	1,627,920
John Wood Group PLC	512,554	4,714,363
Liberty Global PLC Class A (a)	188,580	7,049,120
LivaNova PLC (a)	19,284	1,649,746
Lloyds Banking Group PLC	8,488,009	8,386,151
London Stock Exchange Group PLC	139,349	7,769,753
Melrose Industries PLC	3,109,955	9,997,076
Micro Focus International PLC	325,879	9,948,035
Polypipe Group PLC	157,188	883,360
Prudential PLC	847,994	22,955,268
Reckitt Benckiser Group PLC	153,808	14,853,256
Spectris PLC	130,246	4,824,818
St. James's Place Capital PLC	775,470	13,085,992
Standard Chartered PLC (United Kingdom) (a)	585,954	6,818,800
Standard Life PLC	1,200,846	7,254,865
Tesco PLC	1,685,955	5,012,495
The Weir Group PLC	191,800	6,015,709

TOTAL UNITED KINGDOM		193,979,383

United States of America - 7.0%
Alphabet, Inc. Class C (a)	8,990	10,517,761
Amgen, Inc.	45,424	8,451,135
British American Tobacco PLC sponsored ADR	330,879	22,532,860
Coty, Inc. Class A	448,547	8,796,007
DowDuPont, Inc.	60,307	4,558,003
MasterCard, Inc. Class A	65,894	11,136,086
Oceaneering International, Inc.	75,191	1,554,950
Qualcomm, Inc.	87,323	5,959,795
Quintiles Transnational Holdings, Inc. (a)	27,178	2,777,320
ResMed, Inc.	10,078	1,015,762
S&P Global, Inc.	59,963	10,859,299
Valero Energy Corp.	36,944	3,545,516
Visa, Inc. Class A	89,297	11,093,366

TOTAL UNITED STATES OF AMERICA		102,797,860

TOTAL COMMON STOCKS
(Cost $1,305,351,779)		1,396,508,694

Nonconvertible Preferred Stocks - 0.8%
Brazil - 0.1%
Itau Unibanco Holding SA	103,800	1,702,633
Germany - 0.7%
Henkel AG & Co. KGaA	46,205	6,459,391
Jungheinrich AG	27,951	1,380,468
Sartorius AG (non-vtg.)	18,579	2,220,175

TOTAL GERMANY		10,060,034

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $10,755,719)		11,762,667

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 1.39% (d)	49,860,389	49,870,361
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	164,368	164,384
TOTAL MONEY MARKET FUNDS
(Cost $50,034,745)		50,034,745
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,366,142,243)		1,458,306,106
NET OTHER ASSETS (LIABILITIES) - 0.0%		195,906
NET ASSETS - 100%		$1,458,502,012

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,787,793 or 2.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$89,090
Fidelity Securities Lending Cash Central Fund	6,338
Total	$95,428

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$151,422,717	$94,517,391	$56,905,326	$--
Consumer Staples	173,456,472	99,356,425	74,100,047	--
Energy	69,931,564	52,843,289	17,088,275	--
Financials	379,968,068	223,758,794	156,209,274	--
Health Care	147,173,033	57,862,182	89,310,851	--
Industrials	215,312,539	135,619,069	79,693,470	--
Information Technology	181,722,327	134,469,354	47,252,973	--
Materials	67,602,484	58,182,764	9,419,720	--
Real Estate	6,064,140	1,437,170	4,626,970	--
Telecommunication Services	15,154,747	2,525,974	12,628,773	--
Utilities	463,270	463,270	--	--
Money Market Funds	50,034,745	50,034,745	--	--
Total Investments in Securities:	$1,458,306,106	$911,070,427	$547,235,679	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Capital Appreciation K6 Fund

January 31, 2018

IVFK6-QTLY-0318
1.9883989.100

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
Argentina - 0.5%
Banco Macro SA sponsored ADR	10,317	$1,119,807
Australia - 1.6%
Amcor Ltd.	103,720	1,216,890
CSL Ltd.	13,270	1,565,664
realestate.com.au Ltd.	17,448	1,035,489

TOTAL AUSTRALIA		3,818,043

Bailiwick of Jersey - 1.3%
Glencore Xstrata PLC	306,514	1,756,918
Wolseley PLC	17,155	1,324,075

TOTAL BAILIWICK OF JERSEY		3,080,993

Belgium - 0.5%
Umicore SA	23,625	1,242,487
Bermuda - 1.0%
Credicorp Ltd. (United States)	4,700	1,088,661
Hiscox Ltd.	57,662	1,157,661

TOTAL BERMUDA		2,246,322

Brazil - 1.6%
BM&F BOVESPA SA	170,600	1,396,500
CVC Brasil Operadora e Agencia de Viagens SA	66,600	1,152,435
Equatorial Energia SA	56,300	1,236,974

TOTAL BRAZIL		3,785,909

Canada - 3.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	23,809	1,245,617
Canadian National Railway Co.	20,485	1,641,798
Canadian Pacific Railway Ltd.	7,437	1,376,994
CCL Industries, Inc. Class B	24,735	1,183,057
Constellation Software, Inc.	1,999	1,292,215
Descartes Systems Group, Inc. (a)	39,234	1,110,035
Waste Connection, Inc. (Canada)	16,166	1,161,849

TOTAL CANADA		9,011,565

Cayman Islands - 3.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	16,887	3,449,845
New Oriental Education & Technology Group, Inc. sponsored ADR	14,142	1,302,337
Tencent Holdings Ltd.	72,800	4,301,566

TOTAL CAYMAN ISLANDS		9,053,748

China - 1.2%
Kweichow Moutai Co. Ltd. (A Shares)	8,233	1,000,900
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	144,000	1,705,509

TOTAL CHINA		2,706,409

Denmark - 0.5%
DSV de Sammensluttede Vognmaend A/S	14,300	1,176,061
Finland - 0.6%
Sampo Oyj (A Shares)	23,500	1,364,581
France - 7.7%
ALTEN	12,200	1,235,988
Capgemini SA	8,900	1,181,776
Dassault Systemes SA	10,529	1,214,153
Eiffage SA	10,218	1,238,930
Elis SA	38,627	1,079,040
Kering SA	2,842	1,438,916
Legrand SA	16,054	1,335,832
LVMH Moet Hennessy - Louis Vuitton SA	6,354	1,990,398
Orpea	8,945	1,117,230
Pernod Ricard SA	5,337	850,135
Rubis	15,531	1,145,381
SR Teleperformance SA	7,465	1,131,644
Thales SA	11,048	1,239,436
VINCI SA	15,134	1,635,665

TOTAL FRANCE		17,834,524

Germany - 7.9%
adidas AG	7,146	1,661,747
Deutsche Borse AG	10,800	1,387,974
Deutsche Post AG	30,294	1,431,870
Deutsche Wohnen AG (Bearer)	28,643	1,294,446
Fresenius Medical Care AG & Co. KGaA	12,200	1,406,196
Fresenius SE & Co. KGaA	17,800	1,557,579
Henkel AG & Co. KGaA	11,355	1,421,058
Infineon Technologies AG	45,800	1,333,523
SAP SE	19,325	2,186,441
Symrise AG	13,208	1,104,596
United Internet AG	15,148	1,103,971
Vonovia SE	27,000	1,331,153
Wirecard AG	9,361	1,165,702

TOTAL GERMANY		18,386,256

Hong Kong - 1.4%
AIA Group Ltd.	245,800	2,105,246
Techtronic Industries Co. Ltd.	180,000	1,198,826

TOTAL HONG KONG		3,304,072

India - 0.5%
HDFC Bank Ltd. sponsored ADR	10,210	1,108,704
Indonesia - 1.0%
PT Bank Central Asia Tbk	715,600	1,214,625
PT Bank Rakyat Indonesia Tbk	4,383,000	1,211,271

TOTAL INDONESIA		2,425,896

Ireland - 1.6%
DCC PLC (United Kingdom)	11,488	1,207,847
Kerry Group PLC Class A	11,800	1,256,262
Kingspan Group PLC (Ireland)	25,400	1,173,116

TOTAL IRELAND		3,637,225

Israel - 0.5%
Frutarom Industries Ltd.	12,300	1,283,037
Italy - 0.9%
DiaSorin S.p.A.	11,800	1,141,990
Recordati SpA	19,595	892,114

TOTAL ITALY		2,034,104

Japan - 12.1%
Benefit One, Inc.	46,700	1,179,994
Daifuku Co. Ltd.	16,000	1,077,291
Daikin Industries Ltd.	11,126	1,342,472
Daito Trust Construction Co. Ltd.	6,700	1,174,269
Fanuc Corp.	5,500	1,492,801
Hoya Corp.	25,839	1,327,169
Kansai Paint Co. Ltd.	46,600	1,152,646
Kao Corp.	20,518	1,425,769
Keyence Corp.	2,732	1,669,546
Komatsu Ltd.	35,800	1,407,029
Makita Corp.	23,300	1,100,789
Misumi Group, Inc.	37,500	1,135,364
Nabtesco Corp.	25,600	1,217,250
Nidec Corp.	9,000	1,448,494
Nissan Chemical Industries Co. Ltd.	27,300	1,116,221
Nitori Holdings Co. Ltd.	8,000	1,276,434
Recruit Holdings Co. Ltd.	50,612	1,235,988
Relo Holdings Corp.	37,730	1,120,466
Shin-Etsu Chemical Co. Ltd.	12,800	1,464,524
SMC Corp.	2,900	1,429,218
Sundrug Co. Ltd.	27,100	1,166,310
Tsuruha Holdings, Inc.	7,905	1,104,008

TOTAL JAPAN		28,064,052

Kenya - 0.5%
Safaricom Ltd.	4,016,600	1,160,526
Korea (South) - 1.3%
Samsung Electronics Co. Ltd.	1,268	2,957,258
Luxembourg - 0.5%
Eurofins Scientific SA	1,732	1,128,941
Mexico - 0.5%
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	58,995	1,148,155
Netherlands - 4.2%
ASML Holding NV (Netherlands)	9,300	1,885,470
Ferrari NV	10,900	1,299,699
Heineken NV (Bearer)	13,100	1,472,895
IMCD Group BV	17,400	1,162,240
Interxion Holding N.V. (a)	18,627	1,168,844
RELX NV	68,214	1,517,241
Wolters Kluwer NV	22,400	1,185,571

TOTAL NETHERLANDS		9,691,960

Philippines - 1.4%
Ayala Land, Inc.	1,234,600	1,063,378
SM Investments Corp.	53,035	1,058,119
SM Prime Holdings, Inc.	1,423,400	1,022,354

TOTAL PHILIPPINES		3,143,851

Russia - 0.7%
Sberbank of Russia	361,990	1,701,176
South Africa - 2.0%
Capitec Bank Holdings Ltd.	16,303	1,101,799
FirstRand Ltd.	226,600	1,272,040
Naspers Ltd. Class N	8,041	2,295,960

TOTAL SOUTH AFRICA		4,669,799

Spain - 1.1%
Amadeus IT Holding SA Class A	17,424	1,351,615
Grifols SA	39,000	1,254,574

TOTAL SPAIN		2,606,189

Sweden - 2.3%
ASSA ABLOY AB (B Shares)	60,000	1,329,997
Atlas Copco AB (A Shares)	32,900	1,542,729
Hexagon AB (B Shares)	22,459	1,337,582
Indutrade AB	37,100	1,144,088

TOTAL SWEDEN		5,354,396

Switzerland - 4.6%
Compagnie Financiere Richemont SA Series A	16,653	1,597,291
Givaudan SA	553	1,330,884
Julius Baer Group Ltd.	18,640	1,280,499
Kaba Holding AG (B Shares) (Reg.)	1,299	1,195,373
Lonza Group AG	4,862	1,352,427
Partners Group Holding AG	1,603	1,246,060
Schindler Holding AG (participation certificate)	4,821	1,208,941
Sika AG	165	1,429,734

TOTAL SWITZERLAND		10,641,209

Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	72,688	3,293,493
United Kingdom - 11.3%
Ashtead Group PLC	44,200	1,321,043
British American Tobacco PLC (United Kingdom)	37,948	2,593,620
Bunzl PLC	41,589	1,216,433
Compass Group PLC	66,579	1,401,440
Cranswick PLC	24,434	1,019,269
Croda International PLC	18,300	1,165,089
Diploma PLC	63,192	1,047,967
DS Smith PLC	158,958	1,136,156
Halma PLC	59,805	1,084,353
Hargreaves Lansdown PLC	43,900	1,157,806
InterContinental Hotel Group PLC	18,296	1,224,063
Intertek Group PLC	15,421	1,100,030
London Stock Exchange Group PLC	24,447	1,363,104
Prudential PLC	64,833	1,755,035
Reckitt Benckiser Group PLC	17,657	1,705,138
Rentokil Initial PLC	265,890	1,121,246
Rightmove PLC	17,399	1,090,186
Sage Group PLC	118,083	1,256,110
Schroders PLC	23,237	1,227,342
St. James's Place Capital PLC	68,654	1,158,531

TOTAL UNITED KINGDOM		26,143,961

United States of America - 12.2%
A.O. Smith Corp.	16,260	1,085,843
Adobe Systems, Inc. (a)	5,808	1,160,206
Alphabet, Inc. Class C (a)	982	1,148,881
Amazon.com, Inc. (a)	733	1,063,502
American Tower Corp.	8,223	1,214,537
Amphenol Corp. Class A	11,398	1,057,392
BlackRock, Inc. Class A	2,045	1,148,881
Cintas Corp.	6,706	1,129,626
Constellation Brands, Inc. Class A (sub. vtg.)	5,173	1,135,318
Equinix, Inc.	2,566	1,168,018
Facebook, Inc. Class A (a)	5,716	1,068,263
Fiserv, Inc. (a)	8,271	1,164,888
HEICO Corp. Class A	17,166	1,130,381
Home Depot, Inc.	5,590	1,123,031
MasterCard, Inc. Class A	6,737	1,138,553
Moody's Corp.	7,052	1,140,943
MSCI, Inc.	7,873	1,096,158
Northrop Grumman Corp.	3,375	1,149,289
S&P Global, Inc.	6,027	1,091,490
Sherwin-Williams Co.	2,612	1,089,491
Thermo Fisher Scientific, Inc.	5,128	1,149,236
TransDigm Group, Inc.	3,590	1,137,707
UnitedHealth Group, Inc.	4,874	1,154,066
Visa, Inc. Class A	9,397	1,167,389
Worldpay, Inc. (a)	14,118	1,133,817

TOTAL UNITED STATES OF AMERICA		28,246,906

TOTAL COMMON STOCKS
(Cost $192,412,787)		218,571,615

Nonconvertible Preferred Stocks - 0.7%
Brazil - 0.7%
Itau Unibanco Holding SA sponsored ADR
(Cost $1,216,910)	102,668	1,683,755

Investment Companies - 4.5%
United States of America - 4.5%
WisdomTree India Earnings ETF
(Cost $9,877,621)	364,105	10,515,355

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.39% (b)	3,795,786	3,796,545
Fidelity Securities Lending Cash Central Fund 1.40% (b)(c)	838	838
TOTAL MONEY MARKET FUNDS
(Cost $3,797,383)		3,797,383
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $207,304,701)		234,568,108
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(2,608,445)
NET ASSETS - 100%		$231,959,663

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,111
Fidelity Securities Lending Cash Central Fund	635
Total	$11,746

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$20,026,079	$15,161,956	$4,864,123	$--
Consumer Staples	17,396,299	9,401,454	7,994,845	--
Financials	34,285,158	28,160,474	6,124,684	--
Health Care	15,047,186	12,313,821	2,733,365	--
Industrials	56,152,866	39,120,514	17,032,352	--
Information Technology	46,744,550	35,368,004	11,376,546	--
Materials	17,671,730	13,938,339	3,733,391	--
Real Estate	9,388,621	7,093,886	2,294,735	--
Telecommunication Services	1,160,526	1,160,526	--	--
Utilities	2,382,355	2,382,355	--	--
Investment Companies	10,515,355	10,515,355	--	--
Money Market Funds	3,797,383	3,797,383	--	--
Total Investments in Securities:	$234,568,108	$178,414,067	$56,154,041	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Canada Fund

January 31, 2018

SAD-QTLY-0318
1.9883884.100

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.5%
Magna International, Inc. Class A (sub. vtg.)	136,400	$7,791,434
Hotels, Restaurants & Leisure - 0.3%
Cara Operations Ltd.	228,200	4,998,137
Leisure Products - 0.3%
BRP, Inc.	114,100	4,717,989
Media - 1.2%
Cogeco Communications, Inc.	144,300	8,939,561
Quebecor, Inc. Class B (sub. vtg.)	494,700	9,652,683
		18,592,244
Specialty Retail - 0.3%
AutoCanada, Inc.	227,600	4,255,935
Textiles, Apparel & Luxury Goods - 0.5%
ERO Copper Corp.	541,700	3,391,130
Pinnacle Renewable Holds, Inc. (a)	529,400	4,842,073
		8,233,203

TOTAL CONSUMER DISCRETIONARY		48,588,942

CONSUMER STAPLES - 6.7%
Food & Staples Retailing - 6.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,059,400	55,424,707
George Weston Ltd.	460,900	40,364,348
North West Co., Inc.	373,200	8,841,502
		104,630,557
ENERGY - 17.8%
Energy Equipment & Services - 0.9%
Canadian Energy Services & Technology Corp.	2,148,900	10,395,085
ShawCor Ltd. Class A	148,647	3,354,830
		13,749,915
Oil, Gas & Consumable Fuels - 16.9%
Canadian Natural Resources Ltd.	1,556,200	53,125,885
Cenovus Energy, Inc.	2,114,800	20,167,971
Enbridge, Inc.	1,004,800	36,785,483
NuVista Energy Ltd. (a)	648,900	4,589,780
Peyto Exploration & Development Corp.	760,300	6,935,420
PrairieSky Royalty Ltd.	1,368,200	33,882,416
Suncor Energy, Inc.	2,941,400	106,559,987
		262,046,942

TOTAL ENERGY		275,796,857

FINANCIALS - 40.5%
Banks - 27.7%
Bank of Montreal	467,700	38,530,115
Bank of Nova Scotia	1,168,900	77,660,576
National Bank of Canada	1,252,800	65,023,376
Royal Bank of Canada	960,900	82,278,039
The Toronto-Dominion Bank	2,710,500	164,877,728
		428,369,834
Capital Markets - 3.4%
Brookfield Asset Management, Inc. Class A	410,800	17,193,483
CI Financial Corp.	956,800	23,033,210
Gluskin Sheff + Associates, Inc.	266,400	3,428,546
TMX Group Ltd.	141,300	8,888,115
		52,543,354
Insurance - 9.4%
Intact Financial Corp.	303,700	25,463,887
Manulife Financial Corp.	3,705,000	78,618,293
Power Corp. of Canada (sub. vtg.)	1,650,800	42,128,953
		146,211,133

TOTAL FINANCIALS		627,124,321

INDUSTRIALS - 9.5%
Professional Services - 0.6%
Stantec, Inc.	333,200	9,692,598
Road & Rail - 8.5%
Canadian National Railway Co.	680,600	54,547,600
Canadian Pacific Railway Ltd.	358,100	66,303,816
TransForce, Inc.	396,800	10,258,732
		131,110,148
Trading Companies & Distributors - 0.4%
Toromont Industries Ltd.	141,700	6,187,567

TOTAL INDUSTRIALS		146,990,313

INFORMATION TECHNOLOGY - 5.1%
Electronic Equipment & Components - 0.4%
Celestica, Inc. (sub. vtg.) (a)	587,500	5,937,094
IT Services - 2.2%
CGI Group, Inc. Class A (sub. vtg.) (a)	583,100	33,374,179
Software - 2.5%
Constellation Software, Inc.	32,900	21,267,576
Open Text Corp.	534,500	18,303,366
		39,570,942

TOTAL INFORMATION TECHNOLOGY		78,882,215

MATERIALS - 12.2%
Chemicals - 4.4%
Methanex Corp.	185,400	11,702,810
Nutrien Ltd. (a)	1,089,578	57,003,532
		68,706,342
Containers & Packaging - 1.2%
CCL Industries, Inc. Class B	374,600	17,916,844
Metals & Mining - 5.7%
Agnico Eagle Mines Ltd. (Canada)	403,800	19,103,351
Barrick Gold Corp.	555,700	7,992,141
Franco-Nevada Corp.	321,000	24,544,756
Lundin Mining Corp.	2,036,900	14,721,985
Premier Gold Mines Ltd. (a)	1,206,100	3,402,575
Torex Gold Resources, Inc. (a)	113,100	1,166,861
Wheaton Precious Metals Corp.	830,700	17,944,471
		88,876,140
Paper & Forest Products - 0.9%
Western Forest Products, Inc.	5,753,500	13,378,057

TOTAL MATERIALS		188,877,383

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Allied Properties (REIT)	277,200	9,318,878
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.7%
TELUS Corp.	673,400	25,353,784
Wireless Telecommunication Services - 1.2%
Rogers Communications, Inc. Class B (non-vtg.)	388,300	18,950,934

TOTAL TELECOMMUNICATION SERVICES		44,304,718

UTILITIES - 0.8%
Electric Utilities - 0.8%
Hydro One Ltd. (b)	708,100	12,786,098
TOTAL COMMON STOCKS
(Cost $1,433,929,133)		1,537,300,282

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.39% (c)
(Cost $47,598,140)	47,588,622	47,598,140
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $1,481,527,273)		1,584,898,422
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(35,240,841)
NET ASSETS - 100%		$1,549,657,581

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,786,098 or 0.8% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$115,353
Total	$115,353

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$48,588,942	$43,746,869	$4,842,073	$--
Consumer Staples	104,630,557	104,630,557	--	--
Energy	275,796,857	275,796,857	--	--
Financials	627,124,321	627,124,321	--	--
Industrials	146,990,313	146,990,313	--	--
Information Technology	78,882,215	78,882,215	--	--
Materials	188,877,383	188,877,383	--	--
Real Estate	9,318,878	9,318,878	--	--
Telecommunication Services	44,304,718	44,304,718	--	--
Utilities	12,786,098	12,786,098	--	--
Money Market Funds	47,598,140	47,598,140	--	--
Total Investments in Securities:	$1,584,898,422	$1,580,056,349	$4,842,073	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 30, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2018